UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 454-3965

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consulting Group

Capital Markets Funds

Semi-Annual Report

»	February 28, 2014

•	Large Capitalization Growth Investments

•	Large Capitalization Value Equity Investments

•	Small Capitalization Growth Investments

•	Small Capitalization Value Equity Investments

•	International Equity Investments

•	Emerging Markets Equity Investments

•	Core Fixed Income Investments

•	High Yield Investments

•	International Fixed Income Investments

•	Municipal Bond Investments

•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

Equities, both domestically and abroad, recorded solid gains in the final months of 2013, capping a very positive year. Markets demonstrated remarkable resilience and advances were particularly impressive in light of the fiscal and monetary policy headline news originating in Washington D.C. Although a bi-partisan budget deal reached at the end of the year provided some resolution, markets contended with a brief partial shutdown of the federal government that took place in the month of October after Congress failed to appropriate funds for the current fiscal year, and contentious political gridlock involving the federal debt ceiling that could have led to an inconceivable, but possible, U.S. government debt default.

Developments related to monetary policy as well as the candidacy and eventual appointment of Janet Yellen as the next chair of the U.S. Federal Reserve Board were also big stories. Based on an improvement in economic activity and labor market conditions, the central bank took a step toward normalizing U.S. monetary policy and exiting its Quantitative Easing (QE) program by announcing in December an intent to scale back its pace of assets purchases in 2014 and begin a $10 billion “taper” (monthly economic stimulus reduction) of its agency mortgage backed securities and long-term Treasuries bond purchases. At the same time, the Federal Reserve Open Market Committee (FOMC) also reaffirmed its view that a highly accommodative stance of monetary policy “will remain appropriate” for a considerable time after the asset purchase program ends and the economic recovery strengthens. As it turned out, U.S. Treasuries struggled during the final month of 2013 as yields on selective short-, intermediate-, and long-maturity securities rose incrementally. In other U.S. fixed income segments, the performance of the investment grade corporate and securitized sectors also generally ended December in negative territory.

The first two months of 2014 began with a slight change in performance, as global equity market volatility increased and sovereign bond markets rallied. In January, concerns over a slowdown in economic data in the U.S. and China weighed on global stocks. Particular pressure was placed on emerging markets countries (and currencies) with perceived vulnerabilities given high current account deficits, reliance on external capital, or political challenges. However, fixed income investors sheltered in developed government bonds especially benefited from the market turbulence as bond yields, which are inversely related to prices, in most markets, declined in the first month of the new calendar year. As perceived headwinds to global economic growth started to subside, risk assets, including equities, broadly recouped losses in the month of February.

From an asset class perspective, there was a meaningful divergence between the total return performance of equities relative to fixed income investments over the six-month semi-annual reporting period ended February 28, 2014. In global equities, developed markets generated considerable gains and typically outperformed emerging markets while in the U.S., growth stocks generally outpaced those with a value orientation, across the market capitalization spectrum. Aggregate results varied in fixed income, although investments in municipals, investment grade corporates, and non-U.S. sovereign debt broadly delivered respectable returns in the fiscal period. High yield was a strong performing bond sector, benefiting from low default rates and continued investor pursuit of yield.

Consulting Group Capital Markets (CGCM) Funds

Large Capitalization Growth Investments generated a total return of +20.4% in the fiscal period, ahead of the +17.8% rise of the Russell 1000® Growth Indexi and the +19.8% increase in the average mutual fund included in Lipper’s Large-Cap Growth investment categoryii. An underweight allocation to the Consumer Staples sector and an overweight exposure to the Health Care sector, in addition to, positive security selections in the Information Technology (IT services, software), Consumer Staples (beverages), and Health Care (pharmaceuticals) sectors contributed to relative returns in the six-month period.

I

Large Capitalization Value Equity Investments climbed +12.0% over the semi-annual period, compared to the +13.5% advance of the Russell 1000® Value Indexiii and the +13.2% return gain of the average mutual fund included in Lipper’s Large-Cap Value investment categoryiv. Selective picks in the Health Care (pharmaceuticals) sector aided relative performance, but was offset by adverse security selections in the Consumer Discretionary (hotels, restaurants & leisure) and Information Technology (software, electronic equipment instruments & components) sectors, which subtracted from returns in the six-month performance period.

Small Capitalization Growth Investments rose on an absolute basis in the most recent fiscal period posting a +23.5% total return, beating the +19.2% return of the Russell 2000® Growth Indexv and the +18.2% rise in the average mutual fund included in Lipper’s Small-Cap Growth investment categoryvi. An overweight allocation to the Health Care sector, combined with favorable stock selections in the Health Care (pharmaceuticals, health care equipment & supplies, biotechnology) and Materials (metals & mining, paper & forest products) sectors, positively affected relative returns in the semi-annual performance period.

Small Capitalization Value Equity Investments climbed +15.8% in the six-month performance period. Relative performance fell marginally below the +16.2% increase of the Russell 2000® Value Indexvii, but was in-line with the +15.8% return of the average mutual fund included in Lipper’s Small-Cap Value investment categoryviii. In the period, sector positioning, including an overweight exposure to the Industrials and Materials sectors, and an underweight allocation to the Financials sector, as well as, positive stock selections in the Materials (chemicals) and Industrials (trading companies & distributors) sectors enhanced relative returns. In contrast, unsuccessful security picks in the Consumer Discretionary (diversified consumer services, specialty retail), Health Care (health care equipment & supplies), and Financials (insurance) sectors negatively impacted relative performance.

International Equity Investments advanced +12.2%, as compared to the +15.0% return of the MSCI EAFE® Index (Net)ix as well as the +13.5% return of the average mutual fund included in Lipper’s International Large-Cap Core investment categoryx. An underweight position to Japan, combined with positive stock picks in the U.S., Japan, and in the Health Care (pharmaceuticals) sector helped relative performance over the fiscal semi-annual period. Overall, country exposures and individual sector allocations generally detracted from returns. An overweight position in Canada and an underweight allocation to Spain as well as in the Telecommunication Services sector, combined with an exposure to emerging markets (South Korea, Brazil) hampered relative returns in the period. Investments in the Consumer Discretionary (textiles apparel & luxury goods), Energy (oil gas & consumable fuels), and the Information Technology (internet software & services) sectors and country security picks in the United Kingdom also detracted from performance.

Emerging Markets Equity Investments gained +3.1% in the fiscal period, falling short of the +4.8% increase of the MSCI Emerging Markets Index (Net)xi and the +6.3% return of the average mutual fund included in Lipper’s Emerging Markets investment categoryxii. An overweight allocation to India combined with selective successful stock picks in Hong Kong, as well as in the Financials (banks) and Consumer Discretionary (hotels restaurants & leisure) sectors, boosted relative performance in the fiscal period. Conversely, country exposures, including an overweight allocation to Canada, Turkey, as well as Russia, in combination with, detracting security selections in the Information Technology (internet software & services), Energy (energy equipment & services, oil gas & consumable fuels), and Industrials (industrial conglomerates) sectors, hindered relative returns during the semi-annual period. Sector allocations, including an overweight position to the Consumer Staples sector as well as an underweight exposure to the Information Technology sector, in addition to, unsuccessful individual holdings in South Africa and Mexico also unfavorably affected performance in the six-month period.

Core Fixed Income Investments posted a +3.2% return over the semi-annual fiscal reporting period, beating the +2.8% advance of the Barclays Capital U.S. Aggregate Bond™ Indexxiii, but marginally trailing the +3.3% gain of the average mutual fund included in Lipper’s Core Bond investment categoryxiv. Contributions from investment grade and high yield sector selections were offset by interest rate management (yield curve positioning) decisions and individual bond selections, which adversely impacted relative performance in the period.

II

High Yield Investments experienced a +7.0% total return in the fiscal period, compared to the +7.5% increase of the Barclays Capital U.S. High Yield Indexxv and the +6.7% gain for the average mutual fund included in Lipper’s High Yield investment categoryxvi. Favorable contributions from individual bond selections, particularly in Energy and Telecommunications, typically benefited relative performance, although interest rate management (yield curve positioning) and sector decisions hampered relative performance in the six-month period.

International Fixed Income Investments advanced +2.6% over the six-month fiscal period, trailing the Citigroup Non-USD World Government Bond Index (USD) Hedgedxvii return of +3.2% and the +4.2% rise in the performance of the average mutual fund included in Lipper’s International Income investment categoryxviii. In the semi-annual period, sector selections in investment grade credit, high-yield, and mortgage-backed securities generally had a positive impact on relative performance, but were negated by detracting contributions from country exposures (underweight Europe) which hurt returns. In addition, relative performance was also affected by the fluctuating performance of the U.S. dollar as well as the portfolio’s mandate to hedge a majority of its foreign currency exposure. Notably, the mutual funds included in Lipper’s investment category include funds that may or may not hedge their foreign currency exposure.

Municipal Bond Investments increased +5.4% on an absolute basis in the semi-annual period, compared to the +5.7% return of the Barclays Capital U.S. Municipal Bond Indexxix and the +6.2% gain of the average mutual fund included in Lipper’s General & Insured Municipal Debt investment categoryxx. Positioning along the yield curve and an emphasis on higher quality issues generally benefited in the beginning of the fiscal period, but typically detracted from relative performance at the end, in the first two months of 2014.

Investor attention has turned to deliberating over recent global macro events such as the extraordinary severe cold weather impact on the U.S. economic expansion, signals of a possible slowdown in China, and geopolitical unrest in emerging markets such as Russia and the Ukraine. The future direction of domestic monetary policy in light of yet another “measured reduction” in the pace of asset purchases announced in March has also added cross currents to the mix of considerations.

Economic cycles vary and global financial markets can and do experience periods of uncertainty and volatility. An ability to maintain a balanced, diversified portfolio and a long-term perspective, consistent with time horizons and risk tolerances may assist in pursuing individual investment goals. Market participants in need of personal assistance should seek guidance from their Financial Advisor.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the CGCM Funds.

Sincerely,

James J. Tracy

Chief Executive Officer

April 25, 2014

III

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at https://morganstanley.com/cgcm.

Shares of the Funds are available to participants in certain investment advisory programs sponsored by Morgan Stanley, including TRAK® CGCM, Select UMA, Consulting Group Advisor and Portfolio Management. The services offered through these programs may provide investors with asset allocation recommendations, which are implemented through the Funds. Under an investment advisory program, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Consulting Group Capital Markets Funds (“Trust”) through the TRAK® CGCM or Consulting Group Advisor investment advisory programs is 2.00% of average quarter-end net assets. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the Select UMA and the Portfolio Management investment advisory programs is 2.50% and 3.00% of average quarter-end net assets, respectively. The maximum shareholder fees vary between the investment advisory programs because of differences in the services provided through the programs and other factors. Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets. These fees may be reduced in certain circumstances.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

i.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
ii.	The Lipper Large-Cap Growth Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have above-average characteristics compared to the S&P 500 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
iii.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iv.	The Lipper Large-Cap Value Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have below-average characteristics compared to the S&P 500 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
v.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vi.	The Lipper Small-Cap Growth Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have above-average characteristics compared to the S&P SmallCap 600 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
vii.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
viii.	The Lipper Small-Cap Value Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have below-average characteristics compared to the S&P SmallCap 600 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
ix.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
x.	The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xi.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident

IV

institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xii.	The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xiii.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government- related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xiv.	The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xv.	The Barclays Capital U.S. Corporate High-Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xvi.	The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvii.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xviii.	The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xix.	The Barclays Capital U.S. Municipal Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xx.	The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

V

Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 28, 2014†* (unaudited)

Large Capitalization Growth Investments	20.37%
Russell 1000® Growth Index (1)	17.84

Large Capitalization Value Equity Investments	11.98
Russell 1000® Value Index (2)	13.46

Small Capitalization Growth Investments	23.47
Russell 2000® Growth Index (3)	19.20

Small Capitalization Value Equity Investments	15.77
Russell 2000® Value Index (4)	16.23

International Equity Investments	12.19
The Morgan Stanley Capital International Europe Australasia, Far East (MSCI EAFE®) Index (Net) (5)	15.01

Emerging Markets Equity Investments	3.06
MSCI Emerging Markets Index (Net) (6)	4.77

Core Fixed Income Investments	3.23
Barclays Capital U.S. Aggregate BondTM Index (7)	2.84

High Yield Investments	6.95
Barclays Capital U.S. Corporate High-Yield Index (8)	7.48

International Fixed Income Investments	2.55
Citigroup Non-USD World Government Bond Index (USD) Hedged (9)	3.23

Municipal Bond Investments	5.36
Barclays Capital U.S. Municipal Index (10)	5.71

Money Market Investments**	0.00
90-day Treasury Bill Index	0.02

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 3.00%, depending on the particular program in which you invest.

**	Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

1.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

7.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Barclays Capital U.S. Corporate High-Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10.	The Barclays Capital U.S. Municipal Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 3.00% depending on the particular program through which you invest; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2013 and held for the six months ended February 28, 2014.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)		Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Large Capitalization Growth Investments	20.37%		$1,000.00	$1,203.70	0.68%	$3.73
Large Capitalization Value Equity Investments	11.98%		1,000.00	1,119.80	0.69%	3.61
Small Capitalization Growth Investments	23.47%		1,000.00	1,234.70	0.94%	5.23
Small Capitalization Value Equity Investments	15.77%		1,000.00	1,157.70	0.95%	5.07
International Equity Investments	12.19%		1,000.00	1,121.90	0.78%	4.10
Emerging Markets Equity Investments	3.06%		1,000.00	1,030.60	1.04%	5.22
Core Fixed Income Investments	3.23%		1,000.00	1,032.30	0.55%	2.77
High Yield Investments	6.95%		1,000.00	1,069.50	0.77%	3.95
International Fixed Income Investments	2.55%		1,000.00	1,025.50	0.81%	4.05
Municipal Bond Investments	5.36%		1,000.00	1,053.60	0.61%	3.08
Money Market Investments	0.00	%(5)	1,000.00	1,000.00	0.14%	0.67

(1)	For the six months ended February 28, 2014.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 3.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).
(5)	CGAS, a business of MSSBH, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Large Capitalization Growth Investments	5.00%	$1,000.00	$1,024.76	0.68%	$3.43
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,024.76	0.69%	3.45
Small Capitalization Growth Investments	5.00%	1,000.00	1,024.75	0.94%	4.73
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,024.75	0.95%	4.76
International Equity Investments	5.00%	1,000.00	1,024.76	0.78%	3.92
Emerging Markets Equity Investments	5.00%	1,000.00	1,024.74	1.04%	5.21
Core Fixed Income Investments	5.00%	1,000.00	1,024.77	0.55%	2.76
High Yield Investments	5.00%	1,000.00	1,024.76	0.77%	3.86
International Fixed Income Investments	5.00%	1,000.00	1,024.75	0.81%	4.05
Municipal Bond Investments	5.00%	1,000.00	1,024.76	0.61%	3.04
Money Market Investments	5.00%	1,000.00	1,024.79	0.14%	0.68

(1)	For the six months ended February 28, 2014.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2014 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 96.4%
CONSUMER DISCRETIONARY — 17.4%
Auto Components — 1.4%
190,280	Delphi Automotive PLC	$12,666,940
180,410	Johnson Controls Inc.	8,912,254
31,530	TRW Automotive Holdings Corp.*	2,595,549

	Total Auto Components	24,174,743

Automobiles — 0.2%
40,880	Harley-Davidson Inc.	2,700,533

Distributors — 0.1%
63,750	LKQ Corp.*	1,777,988

Hotels, Restaurants & Leisure — 1.3%
2,020	Chipotle Mexican Grill Inc., Class A Shares*	1,141,724
24,960	Dunkin’ Brands Group Inc.	1,289,683
64,000	MGM Resorts International*	1,763,200
195,931	Starbucks Corp.	13,903,264
37,590	Starwood Hotels & Resorts Worldwide Inc.	3,099,671
23,670	Wyndham Worldwide Corp.	1,725,070

	Total Hotels, Restaurants & Leisure	22,922,612

Household Durables — 0.4%
51,000	Mohawk Industries Inc.*	7,218,030

Internet & Catalog Retail — 6.3%
73,800	Amazon.com Inc.*	26,722,980
777,800	Liberty Interactive Corp., Class A Shares*	22,711,760
23,480	NetFlix Inc.*	10,463,392
37,215	priceline.com Inc.*	50,197,081

	Total Internet & Catalog Retail	110,095,213

Media — 3.3%
223,210	Comcast Corp., Class A Shares	11,537,725
21,380	Discovery Communications Inc., Class A Shares*	1,781,382
68,720	Imax Corp.*(a)	1,838,260
153,950	Liberty Global PLC*	13,033,407
223,800	Twenty-First Century Fox Inc., Class A Shares	7,506,252
113,680	Viacom Inc., Class B Shares	9,973,146
150,850	Walt Disney Co. (The)	12,190,188

	Total Media	57,860,360

Specialty Retail — 3.1%
11,340	Advance Auto Parts Inc.	1,444,262
22,180	Dick’s Sporting Goods Inc.	1,190,401
56,290	GNC Holdings Inc., Class A Shares	2,618,611
123,300	Home Depot Inc. (The)	10,114,299
289,750	L Brands Inc.	16,321,617
18,700	O’Reilly Automotive Inc.*	2,820,895
285,475	Sally Beauty Holdings Inc.*	8,193,133
13,720	Tiffany & Co.	1,279,390
154,700	TJX Cos., Inc.	9,507,862

	Total Specialty Retail	53,490,470

Textiles, Apparel & Luxury Goods — 1.3%
155,125	NIKE Inc., Class B Shares	12,146,287
7,360	PVH Corp.	930,525
180,140	V.F. Corp.	10,554,403

	Total Textiles, Apparel & Luxury Goods	23,631,215

	TOTAL CONSUMER DISCRETIONARY	303,871,164

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
CONSUMER STAPLES — 4.6%
Beverages — 1.0%
23,135	Brown-Forman Corp., Class B Shares	$1,938,713
201,900	Constellation Brands Inc., Class A Shares*	16,359,957

	Total Beverages	18,298,670

Food & Staples Retailing — 2.4%
86,390	Costco Wholesale Corp.	10,090,352
373,175	Walgreen Co.	25,357,241
105,730	Whole Foods Market Inc.	5,714,707

	Total Food & Staples Retailing	41,162,300

Food Products — 1.2%
104,266	Hershey Co. (The)	11,033,428
295,715	Mondelez International Inc., Class A Shares	10,063,181

	Total Food Products	21,096,609

	TOTAL CONSUMER STAPLES	80,557,579

ENERGY — 5.7%
Energy Equipment & Services — 1.2%
33,710	Cameron International Corp.*	2,159,463
177,030	Halliburton Co.	10,090,710
120,760	National Oilwell Varco Inc.	9,303,350

	Total Energy Equipment & Services	21,553,523

Oil, Gas & Consumable Fuels — 4.5%
70,820	Cabot Oil & Gas Corp.	2,478,700
28,400	Carrizo Oil & Gas Inc.*	1,412,616
18,000	Concho Resources Inc.*	2,180,340
22,280	Continental Resources Inc.*(a)	2,662,906
147,325	EOG Resources Inc.	27,906,301
1,700	InterOil Corp.*(a)	97,546
557,378	Kinder Morgan Inc.	17,752,489
54,000	Pioneer Natural Resources Co.	10,863,720
225,060	SandRidge Energy Inc.*(a)	1,451,637
185,530	Suncor Energy Inc.	6,129,911
118,360	Valero Energy Corp.	5,678,913

	Total Oil, Gas & Consumable Fuels	78,615,079

	TOTAL ENERGY	100,168,602

FINANCIALS — 9.1%
Capital Markets — 1.2%
40,300	Affiliated Managers Group Inc.*	7,578,415
125,510	E*Trade Financial Corp.*	2,820,210
45,750	Raymond James Financial Inc.	2,414,685
119,250	State Street Corp.	7,831,147
22,300	WisdomTree Investments Inc.*	347,434

	Total Capital Markets	20,991,891

Commercial Banks — 0.3%
23,870	Signature Bank*	3,125,299
14,823	SVB Financial Group*	1,866,364

	Total Commercial Banks	4,991,663

Consumer Finance — 0.7%
145,000	American Express Co.	13,235,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
FINANCIALS — 9.1% — (continued)
Diversified Financial Services — 2.9%
145,025	CME Group Inc., Class A Shares	$10,705,746
150,050	IntercontinentalExchange Group Inc.	31,336,442
140,370	JPMorgan Chase & Co.	7,975,823

	Total Diversified Financial Services	50,018,011

Insurance — 2.2%
16,110	Allied World Assurance Co. Holdings AG	1,606,489
202,240	American International Group Inc.	10,065,485
144,200	Aon PLC	12,343,520
37,000	Arthur J. Gallagher & Co.	1,709,400
530,250	Progressive Corp. (The)	12,985,823

	Total Insurance	38,710,717

Real Estate Investment Trusts (REITs) — 1.8%
72,600	American Tower Corp., Class A Shares	5,914,722
327,400	Crown Castle International Corp.*	24,849,660

	Total Real Estate Investment Trusts (REITs)	30,764,382

	TOTAL FINANCIALS	158,712,264

HEALTH CARE — 16.7%
Biotechnology — 5.7%
60,900	Alexion Pharmaceuticals Inc.*	10,767,120
73,200	Alkermes PLC*	3,562,644
64,320	Amgen Inc.	7,976,966
29,000	Biogen Idec Inc.*	9,879,720
353,187	Celgene Corp.*	56,774,810
99,434	Gilead Sciences Inc.*	8,232,141
30,130	Incyte Corp. Ltd.*	1,936,154
26,260	Intrexon Corp.*(a)	682,235

	Total Biotechnology	99,811,790

Health Care Equipment & Supplies — 1.2%
597,000	Boston Scientific Corp.*	7,820,700
97,210	Cooper Cos., Inc. (The)	12,463,294

	Total Health Care Equipment & Supplies	20,283,994

Health Care Providers & Services — 0.9%
144,059	Cardinal Health Inc.	10,304,540
36,752	Catamaran Corp.*	1,656,780
46,950	MEDNAX Inc.*	2,855,499

	Total Health Care Providers & Services	14,816,819

Health Care Technology — 0.1%
68,800	Allscripts Healthcare Solutions Inc.*	1,277,616
18,400	Cerner Corp.*	1,129,208

	Total Health Care Technology	2,406,824

Life Sciences Tools & Services — 1.3%
23,270	Covance Inc.*	2,409,841
15,610	Illumina Inc.*	2,676,959
138,740	Thermo Fisher Scientific Inc.	17,278,680

	Total Life Sciences Tools & Services	22,365,480

Pharmaceuticals — 7.5%
160,270	AbbVie Inc.	8,159,346
140,750	Actavis PLC*	31,080,415

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
HEALTH CARE — 16.7% — (continued)
Pharmaceuticals — 7.5% — (continued)
172,225	Allergan Inc.	$21,872,575
247,310	Bristol-Myers Squibb Co.	13,297,859
29,875	Jazz Pharmaceuticals PLC*	4,539,357
66,600	Mylan Inc.*	3,700,962
343,625	Novo Nordisk AS, ADR	16,332,496
96,328	Perrigo Co. PLC	15,840,176
345,690	Teva Pharmaceutical Industries Ltd., ADR	17,246,474

	Total Pharmaceuticals	132,069,660

	TOTAL HEALTH CARE	291,754,567

INDUSTRIALS — 9.5%
Aerospace & Defense — 2.4%
62,340	B/E Aerospace Inc.*	5,252,145
97,793	Precision Castparts Corp.	25,218,859
105,920	United Technologies Corp.	12,394,758

	Total Aerospace & Defense	42,865,762

Airlines — 0.9%
51,200	American Airlines Group Inc.*(a)	1,890,816
353,100	Delta Air Lines Inc.	11,726,451
41,150	United Continental Holdings Inc.*	1,850,104

	Total Airlines	15,467,371

Building Products — 0.1%
32,320	Armstrong World Industries Inc.*	1,774,045

Commercial Services & Supplies — 0.8%
55,200	KAR Auction Services Inc.	1,720,032
10,040	Stericycle Inc.*	1,144,560
273,240	Tyco International Ltd.	11,525,263

	Total Commercial Services & Supplies	14,389,855

Construction & Engineering — 0.4%
31,900	Chicago Bridge & Iron Co. NV, Class NY Shares	2,685,661
31,130	Jacobs Engineering Group Inc.*	1,888,035
38,900	MasTec Inc.*	1,592,566

	Total Construction & Engineering	6,166,262

Electrical Equipment — 1.0%
197,030	AMETEK Inc.	10,489,877
103,600	Eaton Corp. PLC	7,739,956

	Total Electrical Equipment	18,229,833

Industrial Conglomerates — 0.6%
131,300	Danaher Corp.	10,043,137

Machinery — 1.6%
95,560	Caterpillar Inc.	9,266,453
52,600	Cummins Inc.	7,675,392
92,770	PACCAR Inc.	6,107,977
21,480	Pall Corp.	1,847,280
27,550	Pentair Ltd.	2,226,315
21,280	Wabtec Corp.	1,688,994

	Total Machinery	28,812,411

Marine — 0.2%
29,440	Kirby Corp.*	3,079,718

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
INDUSTRIALS — 9.5% — (continued)
Professional Services — 0.7%
21,690	IHS Inc., Class A Shares*	$2,600,197
198,190	Nielsen Holdings NV	9,382,315

	Total Professional Services	11,982,512

Road & Rail — 0.7%
318,430	CSX Corp.	8,823,695
24,150	Genesee & Wyoming Inc., Class A Shares*	2,388,918
16,510	J.B. Hunt Transport Services Inc.	1,186,574

	Total Road & Rail	12,399,187

Trading Companies & Distributors — 0.1%
20,980	WESCO International Inc.*	1,808,686

	TOTAL INDUSTRIALS	167,018,779

INFORMATION TECHNOLOGY — 28.9%
Communications Equipment — 2.0%
30,760	F5 Networks Inc.*	3,455,578
419,685	QUALCOMM Inc.	31,598,084

	Total Communications Equipment	35,053,662

Computers & Peripherals — 2.6%
71,867	Apple Inc.	37,819,290
282,540	EMC Corp.	7,450,580

	Total Computers & Peripherals	45,269,870

Electronic Equipment, Instruments & Components — 0.1%
24,170	Amphenol Corp., Class A Shares	2,127,443

Internet Software & Services — 9.3%
20,190	Akamai Technologies Inc.*	1,234,215
38,600	Baidu Inc., ADR*	6,597,898
378,450	eBay Inc.*	22,241,507
27,625	Equinix Inc.*	5,247,645
382,700	Facebook Inc., Class A Shares*	26,199,642
63,273	Google Inc., Class A Shares*	76,917,822
26,400	LinkedIn Corp., Class A Shares*	5,386,656
30,730	Pandora Media Inc.*	1,149,917
205,175	VeriSign Inc.*	11,307,194
72,355	Yelp Inc., Class A Shares*	6,831,759

	Total Internet Software & Services	163,114,255

IT Services — 7.5%
41,840	Alliance Data Systems Corp.*	11,929,003
22,770	Gartner Inc.*	1,583,881
29,350	Global Payments Inc.	2,064,186
42,560	Jack Henry & Associates Inc.	2,474,013
374,250	MasterCard Inc., Class A Shares	29,086,710
201,450	Teradata Corp.*	9,250,584
230,900	Vantiv Inc., Class A Shares*	7,349,547
159,475	VeriFone Systems Inc.*	4,616,801
268,710	Visa Inc., Class A Shares	60,712,337
14,720	WEX Inc.*	1,425,190

	Total IT Services	130,492,252

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 28.9% — (continued)
Semiconductors & Semiconductor Equipment — 1.3%
166,100	ARM Holdings PLC, ADR	$8,338,220
39,810	ASML Holding NV, Class REG Shares	3,429,233
125,810	Atmel Corp.*	1,014,029
37,300	Avago Technologies Ltd., Class A Shares	2,301,410
27,200	Lam Research Corp.*	1,407,056
63,150	NXP Semiconductor NV*	3,550,924
50,920	Xilinx Inc.	2,658,024

	Total Semiconductors & Semiconductor Equipment	22,698,896

Software — 6.1%
469,850	Adobe Systems Inc.*	32,236,408
173,400	Cadence Design Systems Inc.*	2,658,222
101,200	Electronic Arts Inc.*	2,893,308
212,650	Intuit Inc.	16,618,598
574,150	Microsoft Corp.	21,995,687
355,390	Salesforce.com Inc.*	22,165,674
134,600	ServiceNow Inc.*	9,160,876

	Total Software	107,728,773

	TOTAL INFORMATION TECHNOLOGY	506,485,151

MATERIALS — 3.9%
Chemicals — 3.7%
11,040	Albemarle Corp.	728,530
13,630	Celanese Corp., Series A, Class A Shares	727,706
14,920	Cytec Industries Inc.	1,412,476
79,120	Ecolab Inc.	8,525,180
179,900	FMC Corp.	13,884,682
194,870	Monsanto Co.	21,439,597
39,000	PPG Industries Inc.	7,714,980
9,910	Sherwin-Williams Co. (The)	1,986,757
123,900	Syngenta AG, ADR	8,997,618

	Total Chemicals	65,417,526

Construction Materials — 0.2%
35,100	Eagle Materials Inc.	3,102,840

	TOTAL MATERIALS	68,520,366

TELECOMMUNICATION SERVICES — 0.6%
Diversified Telecommunication Services — 0.1%
35,630	Cogent Communications Group Inc.	1,366,054

Wireless Telecommunication Services — 0.5%
104,902	SBA Communications Corp., Class A Shares*	9,983,524

	TOTAL TELECOMMUNICATION SERVICES	11,349,578

	TOTAL COMMON STOCKS (Cost — $1,028,429,642)	1,688,438,050

WARRANT — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
143,820	Kinder Morgan Inc., expires 5/25/17*	266,067

	TOTAL WARRANT (Cost — $35,851)	266,067

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,028,465,493)	1,688,704,117

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (b) — 3.9%
MONEY MARKET FUND — 0.5%
$8,413,584	Invesco STIT — Government & Agency Portfolio(c) (Cost — $8,413,584)	$8,413,584

TIME DEPOSITS — 3.4%
16,069,545	Banco Santander SA — Germany, 0.030% due 3/3/14	16,069,545
14,455,176	DNB ASA — Norway, 0.030% due 3/3/14	14,455,176
16,443,191	JPMorgan Chase & Co. — Nassau, 0.030% due 3/3/14	16,443,191
11,103,852	Skandinaviska Enskilda Banken AB — Sweden, 0.030% due 3/3/14	11,103,852
663,324	Standard Chartered Bank — Nassau, 0.030% due 3/3/14	663,324
543,415	Wells Fargo — Grand Cayman, 0.030% due 3/3/14	543,415

	TOTAL TIME DEPOSITS (Cost — $59,278,503)	59,278,503

	TOTAL SHORT-TERM INVESTMENTS (Cost — $67,692,087)	67,692,087

	TOTAL INVESTMENTS — 100.3% (Cost — $1,096,157,580#)	1,756,396,204

	Liabilities in Excess of Other Assets — (0.3)%	(5,950,475)

	TOTAL NET ASSETS — 100.0%	$1,750,445,729

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.4%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Information Technology	28.8%
Consumer Discretionary	17.3
Health Care	16.6
Industrials	9.5
Financials	9.0
Energy	5.7
Consumer Staples	4.6
Materials	3.9
Telecommunication Services	0.7
Short-Term Investments	3.9

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 94.5%
CONSUMER DISCRETIONARY — 8.6%
Automobiles — 1.8%
1,621,500	Ford Motor Co.	$24,954,885

Diversified Consumer Services — 0.2%
84,982	H&R Block Inc.	2,688,831

Hotels, Restaurants & Leisure — 1.3%
212,000	Carnival Corp.	8,407,920
394,000	Hilton Worldwide Holdings Inc.*	8,809,840

	Total Hotels, Restaurants & Leisure	17,217,760

Household Durables — 0.6%
270,600	Newell Rubbermaid Inc.	8,688,966

Internet & Catalog Retail — 0.1%
60,194	Liberty Interactive Corp., Class A Shares*	1,757,665

Leisure Equipment & Products — 0.2%
60,334	Mattel Inc.	2,251,062

Media — 0.9%
180,000	Comcast Corp., Class A Shares	9,304,200
33,802	Omnicom Group Inc.	2,558,135

	Total Media	11,862,335

Multiline Retail — 1.7%
157,424	Kohl’s Corp.	8,845,654
31,497	Nordstrom Inc.	1,936,436
190,000	Target Corp.	11,882,600

	Total Multiline Retail	22,664,690

Specialty Retail — 1.0%
31,662	Bed Bath & Beyond Inc.*	2,147,317
799,700	Staples Inc.	10,867,923

	Total Specialty Retail	13,015,240

Textiles, Apparel & Luxury Goods — 0.8%
46,581	Coach Inc.	2,273,618
154,820	V.F. Corp.	9,070,904

	Total Textiles, Apparel & Luxury Goods	11,344,522

	TOTAL CONSUMER DISCRETIONARY	116,445,956

CONSUMER STAPLES — 7.1%
Beverages — 0.6%
141,400	Molson Coors Brewing Co., Class B Shares	8,035,762

Food & Staples Retailing — 2.2%
264,977	CVS Caremark Corp.	19,380,418
82,436	Kroger Co. (The)	3,457,366
93,300	Wal-Mart Stores Inc.	6,969,510

	Total Food & Staples Retailing	29,807,294

Food Products — 2.4%
215,949	Archer-Daniels-Midland Co.	8,767,529
293,000	ConAgra Foods Inc.	8,321,200
87,500	J.M. Smucker Co. (The)	8,750,875
101,200	Kellogg Co.	6,141,828

	Total Food Products	31,981,432

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER STAPLES — 7.1% — (continued)
Household Products — 1.3%
84,777	Kimberly-Clark Corp.	$9,355,142
110,000	Procter & Gamble Co. (The)	8,652,600

	Total Household Products	18,007,742

Tobacco — 0.6%
146,800	Reynolds American Inc.	7,461,844

	TOTAL CONSUMER STAPLES	95,294,074

ENERGY — 14.2%
Energy Equipment & Services — 4.6%
365,818	Ensco PLC, Class A Shares	19,263,976
176,000	Halliburton Co.	10,032,000
160,450	McDermott International Inc.*(a)	1,336,549
250,000	National Oilwell Varco Inc.	19,260,000
92,785	Patterson-UTI Energy Inc.	2,700,971
305,000	Superior Energy Services Inc.	9,024,950

	Total Energy Equipment & Services	61,618,446

Oil, Gas & Consumable Fuels — 9.6%
146,000	Anadarko Petroleum Corp.	12,287,360
166,828	Chevron Corp.	19,240,273
24,631	Cimarex Energy Co.	2,850,053
377,751	ConocoPhillips	25,120,442
31,377	Hess Corp.	2,511,101
504,256	Marathon Oil Corp.	16,892,576
176,330	Murphy Oil Corp.	10,468,712
111,300	Royal Dutch Shell PLC, Class A Shares, ADR	8,110,431
32,360	SM Energy Co.	2,386,550
50,774	Southwestern Energy Co.*	2,098,997
250,300	Total SA, ADR(a)	16,244,470
230,000	Valero Energy Corp.	11,035,400

	Total Oil, Gas & Consumable Fuels	129,246,365

	TOTAL ENERGY	190,864,811

FINANCIALS — 20.0%
Capital Markets — 2.7%
81,900	Ameriprise Financial Inc.	8,926,281
162,200	Franklin Resources Inc.	8,637,150
52,802	Goldman Sachs Group Inc. (The)	8,788,893
19,682	Northern Trust Corp.	1,217,332
143,869	State Street Corp.	9,447,877

	Total Capital Markets	37,017,533

Commercial Banks — 6.5%
227,000	BB&T Corp.	8,580,600
143,000	Citigroup Inc.	6,954,090
382,400	Fifth Third Bancorp	8,296,168
513,110	JPMorgan Chase & Co.	29,154,910
11,300	M&T Bank Corp.(a)	1,317,467
95,500	PNC Financial Services Group Inc.	7,809,990
885,000	Regions Financial Corp.	9,416,400
333,300	Wells Fargo & Co.	15,471,786

	Total Commercial Banks	87,001,411

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 20.0%— (continued)
Consumer Finance — 1.9%
259,700	Capital One Financial Corp.	$19,069,771
295,918	SLM Corp.	7,084,277

	Total Consumer Finance	26,154,048

Diversified Financial Services — 0.2%
11,104	IntercontinentalExchange Group Inc.	2,318,960

Insurance — 8.4%
90,000	ACE Ltd.	8,808,300
8,046	Alleghany Corp.*	3,101,733
14,690	Allied World Assurance Co. Holdings AG	1,464,887
384,253	Allstate Corp. (The)	20,849,568
197,000	American International Group Inc.	9,804,690
29,539	Aon PLC	2,528,538
45,981	Arch Capital Group Ltd.*	2,580,453
237,400	Hartford Financial Services Group Inc.	8,354,106
45,069	Loews Corp.	1,959,600
677,616	MetLife Inc.	34,334,803
89,710	Progressive Corp. (The)	2,196,998
28,239	Torchmark Corp.	2,188,805
84,100	Travelers Cos., Inc. (The)	7,050,944
195,000	Willis Group Holdings PLC	8,026,200

	Total Insurance	113,249,625

Real Estate Investment Trusts (REITs) — 0.3%
58,928	American Capital Agency Corp.	1,313,505
49,360	Annaly Capital Management Inc.	551,845
87,000	Hatteras Financial Corp.	1,715,640

	Total Real Estate Investment Trusts (REITs)	3,580,990

	TOTAL FINANCIALS	269,322,567

HEALTH CARE — 12.8%
Health Care Equipment & Supplies — 3.0%
325,000	Abbott Laboratories	12,928,500
243,000	Baxter International Inc.	16,888,500
11,980	Becton Dickinson and Co.	1,380,335
151,884	St. Jude Medical Inc.	10,224,831

	Total Health Care Equipment & Supplies	41,422,166

Health Care Providers & Services — 2.5%
125,000	Aetna Inc.	9,088,750
46,224	Cigna Corp.	3,678,968
112,000	Express Scripts Holding Co.*	8,434,720
157,584	UnitedHealth Group Inc.	12,176,516

	Total Health Care Providers & Services	33,378,954

Pharmaceuticals — 7.3%
143,000	AstraZeneca PLC, ADR	9,689,680
185,550	Eli Lilly & Co.	11,060,635
199,665	Johnson & Johnson	18,393,140
576,040	Merck & Co., Inc.	32,828,520
110,000	Novartis AG, ADR	9,149,800
246,800	Pfizer Inc.	7,924,748
184,700	Teva Pharmaceutical Industries Ltd., ADR	9,214,683

	Total Pharmaceuticals	98,261,206

	TOTAL HEALTH CARE	173,062,326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
INDUSTRIALS — 9.4%
Aerospace & Defense — 3.1%
94,150	General Dynamics Corp.	$10,313,191
93,000	Honeywell International Inc.	8,782,920
12,815	L-3 Communications Holdings Inc.	1,478,851
59,300	Lockheed Martin Corp.	9,624,390
77,300	Northrop Grumman Corp.	9,355,619
27,384	Rockwell Collins Inc.	2,260,275

	Total Aerospace & Defense	41,815,246

Commercial Services & Supplies — 0.1%
39,649	Republic Services Inc., Class A Shares	1,352,427

Construction & Engineering — 1.4%
125,700	Fluor Corp.	9,765,633
25,154	Jacobs Engineering Group Inc.*	1,525,590
255,000	KBR Inc.	7,043,100

	Total Construction & Engineering	18,334,323

Electrical Equipment — 0.2%
17,685	Hubbell Inc., Class B Shares	2,114,065

Industrial Conglomerates — 1.4%
137,352	Danaher Corp.	10,506,055
303,200	General Electric Co.	7,722,504

	Total Industrial Conglomerates	18,228,559

Machinery — 2.3%
111,400	Dover Corp.	10,505,020
32,375	Joy Global Inc.(a)	1,780,625
11,056	Kennametal Inc.	483,590
226,300	Stanley Black & Decker Inc.	18,791,952

	Total Machinery	31,561,187

Professional Services — 0.2%
24,127	Manpowergroup Inc.	1,885,766
12,960	Towers Watson & Co., Class A Shares	1,413,936

	Total Professional Services	3,299,702

Road & Rail — 0.7%
89,443	Norfolk Southern Corp.	8,220,706
20,538	Ryder System Inc.	1,546,922

	Total Road & Rail	9,767,628

	TOTAL INDUSTRIALS	126,473,137

INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 1.7%
595,681	Cisco Systems Inc.	12,985,846
126,600	Harris Corp.	9,345,612

	Total Communications Equipment	22,331,458

Computers & Peripherals — 1.7%
804,600	EMC Corp.	21,217,302
38,651	Lexmark International Inc., Class A Shares	1,628,753

	Total Computers & Peripherals	22,846,055

Electronic Equipment, Instruments & Components — 1.0%
63,610	Arrow Electronics Inc.*	3,602,234
83,577	Avnet Inc.	3,638,107

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 14.5% — (continued)
Electronic Equipment, Instruments & Components — 1.0% — (continued)
95,414	FLIR Systems Inc.	$3,257,434
88,726	Ingram Micro Inc., Class A Shares*	2,612,981

	Total Electronic Equipment, Instruments & Components	13,110,756

Internet Software & Services — 0.7%
7,600	Google Inc., Class A Shares*	9,238,940

IT Services — 2.2%
195,000	Amdocs Ltd.	8,673,600
17,632	Broadridge Financial Solutions Inc.	665,784
42,195	NeuStar Inc., Class A Shares*(a)	1,511,425
41,200	Teradata Corp.*	1,891,904
222,000	Vantiv Inc., Class A Shares*(a)	7,066,260
151,542	Western Union Co. (The)	2,535,298
700,500	Xerox Corp.	7,698,495

	Total IT Services	30,042,766

Semiconductors & Semiconductor Equipment — 2.8%
65,790	Analog Devices Inc.	3,343,448
934,000	Intel Corp.	23,125,840
35,656	Kla-Tencor Corp.	2,322,988
60,044	Lam Research Corp.*	3,106,076
262,600	Micron Technology Inc.*	6,352,294

	Total Semiconductors & Semiconductor Equipment	38,250,646

Software — 4.4%
500,000	Activision Blizzard Inc.	9,675,000
234,000	CA Inc.	7,839,000
498,642	Microsoft Corp.	19,102,975
4,476	Open Text Corp.	228,142
224,089	Oracle Corp.	8,764,121
563,000	Symantec Corp.	12,093,240
31,234	Synopsys Inc.*	1,261,853

	Total Software	58,964,331

	TOTAL INFORMATION TECHNOLOGY	194,784,952

MATERIALS — 3.5%
Chemicals — 1.3%
195,000	Dow Chemical Co. (The)	9,498,450
123,700	EI du Pont de Nemours & Co.	8,240,894

	Total Chemicals	17,739,344

Metals & Mining — 1.7%
267,500	Barrick Gold Corp.(a)	5,451,650
247,455	Freeport-McMoRan Copper & Gold Inc.	8,071,982
391,747	Kinross Gold Corp.	2,044,919
133,200	Nucor Corp.	6,691,968

	Total Metals & Mining	22,260,519

Paper & Forest Products — 0.5%
150,500	International Paper Co.	7,357,945

	TOTAL MATERIALS	47,357,808

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES — 1.3%
Diversified Telecommunication Services — 1.3%
188,200	AT&T Inc.	$6,009,226
351,300	CenturyLink Inc.(a)	10,981,638

	Total Diversified Telecommunication Services	16,990,864

	TOTAL TELECOMMUNICATION SERVICES	16,990,864

UTILITIES — 3.1%
Electric Utilities — 2.3%
348,250	American Electric Power Co., Inc.	17,482,150
56,758	Edison International	2,972,416
142,195	Entergy Corp.	9,074,885
40,203	Xcel Energy Inc.	1,217,749

	Total Electric Utilities	30,747,200

Multi-Utilities — 0.8%
267,000	Public Service Enterprise Group Inc.	9,788,220
15,530	SCANA Corp.	768,735

	Total Multi-Utilities	10,556,955

	TOTAL UTILITIES	41,304,155

	TOTAL COMMON STOCKS (Cost — $960,867,169)	1,271,900,650

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $960,867,169)	1,271,900,650

Face Amount
SHORT-TERM INVESTMENTS (b) — 7.8%
MONEY MARKET FUND — 2.7%
$36,534,412	Invesco STIT — Government & Agency Portfolio(c) (Cost — $36,534,412)	36,534,412

TIME DEPOSITS — 5.1%
31,355,891	Citibank — London, 0.030% due 3/3/14	31,355,891
14,777,999	DBS Bank Ltd. — Singapore, 0.030% due 3/3/14	14,777,999
22,873,204	DNB ASA — Oslo, 0.030% due 3/3/14	22,873,204

	TOTAL TIME DEPOSITS (Cost — $69,007,094)	69,007,094

	TOTAL SHORT-TERM INVESTMENTS (Cost — $105,541,506)	105,541,506

	TOTAL INVESTMENTS — 102.3% (Cost — $1,066,408,675#)	1,377,442,156

	Liabilities in Excess of Other Assets — (2.3)%	(31,378,774)

	TOTAL NET ASSETS — 100.0%	$1,346,063,382

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.1%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Financials	19.6%
Information Technology	14.1
Energy	13.9
Health Care	12.6
Industrials	9.2
Consumer Discretionary	8.4
Consumer Staples	6.9
Materials	3.4
Utilities	3.0
Telecommunication Services	1.2
Short-Term Investments	7.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.0%
CONSUMER DISCRETIONARY — 14.7%
Automobiles — 0.5%
58,900	Winnebago Industries Inc.*	$1,570,274

Diversified Consumer Services — 0.7%
38,870	Bright Horizons Family Solutions Inc.*	1,534,199
41,180	LifeLock Inc.*	819,894

	Total Diversified Consumer Services	2,354,093

Hotels, Restaurants & Leisure — 3.9%
107,400	Del Frisco’s Restaurant Group Inc.*	2,796,696
16,040	Extended Stay America Inc.*	408,699
47,800	Fiesta Restaurant Group Inc.*	2,400,994
107,000	Krispy Kreme Doughnuts Inc.*	2,035,140
25,700	Marriott Vacations Worldwide Corp.*	1,347,708
50,700	Popeyes Louisiana Kitchen Inc.*	2,031,042
21,700	Red Robin Gourmet Burgers Inc.*	1,691,081

	Total Hotels, Restaurants & Leisure	12,711,360

Household Durables — 0.8%
287,340	Standard Pacific Corp.*	2,617,667

Internet & Catalog Retail — 1.7%
34,190	HomeAway Inc.*	1,568,295
42,710	Shutterfly Inc.*	2,330,258
25,510	zulily Inc., Class A Shares(a)*	1,744,629

	Total Internet & Catalog Retail	5,643,182

Leisure Equipment & Products — 0.7%
46,400	Arctic Cat Inc.	2,172,448

Media — 2.7%
110,740	Cumulus Media Inc., Class A Shares*	726,454
35,590	Madison Square Garden Co., Class A Shares*	2,028,986
39,903	MDC Partners Inc., Class A Shares	897,419
37,500	Nexstar Broadcasting Group Inc., Class A Shares	1,600,500
55,400	Rentrak Corp.*	3,551,694

	Total Media	8,805,053

Specialty Retail — 3.2%
29,870	Asbury Automotive Group Inc.*	1,518,591
25,240	Five Below Inc.(a)*	972,749
26,990	Lithia Motors Inc., Class A Shares	1,711,706
20,600	Lumber Liquidators Holdings Inc.*	2,209,968
38,900	Penske Automotive Group Inc.	1,683,981
36,290	Restoration Hardware Holdings Inc.*	2,457,559

	Total Specialty Retail	10,554,554

Textiles, Apparel & Luxury Goods — 0.5%
44,260	Steven Madden Ltd.*	1,613,277

	TOTAL CONSUMER DISCRETIONARY	48,041,908

CONSUMER STAPLES — 3.1%
Beverages — 0.6%
7,600	Boston Beer Co., Inc. (The), Class A Shares*	1,799,300

Food & Staples Retailing — 1.9%
60,550	Natural Grocers by Vitamin Cottage Inc.(a)*	2,466,807
37,500	Susser Holdings Corp.(a)*	2,271,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
CONSUMER STAPLES — 3.1% — (continued)
Food & Staples Retailing — 1.9% — (continued)
21,900	United Natural Foods Inc.*	$1,585,122

	Total Food & Staples Retailing	6,323,679

Food Products — 0.6%
61,690	B&G Foods Inc., Class A Shares	1,848,232

	TOTAL CONSUMER STAPLES	9,971,211

ENERGY — 4.9%
Energy Equipment & Services — 2.1%
112,000	Basic Energy Services Inc.*	2,671,200
94,460	McDermott International Inc.*	786,852
17,200	Oil States International Inc.*	1,632,624
63,210	Superior Energy Services Inc.	1,870,384

	Total Energy Equipment & Services	6,961,060

Oil, Gas & Consumable Fuels — 2.8%
48,900	Navigator Holdings Ltd.*	1,180,935
26,300	Rosetta Resources Inc.*	1,166,931
104,400	Solazyme Inc.(a)*	1,280,988
146,980	Synergy Resources Corp.*	1,556,518
57,560	Tesoro Corp.	2,936,136
28,970	Western Refining Inc.(a)	1,055,956

	Total Oil, Gas & Consumable Fuels	9,177,464

	TOTAL ENERGY	16,138,524

FINANCIALS — 5.1%
Capital Markets — 2.1%
207,410	BGC Partners Inc., Class A Shares	1,410,388
26,800	LPL Financial Holdings Inc.	1,438,624
42,440	Stifel Financial Corp.*	2,040,940
9,400	Virtus Investment Partners Inc.*	1,740,504

	Total Capital Markets	6,630,456

Commercial Banks — 1.0%
54,720	East West Bancorp Inc.	1,952,957
20,800	Texas Capital Bancshares Inc.*	1,309,360

	Total Commercial Banks	3,262,317

Consumer Finance — 0.2%
34,490	Green Dot Corp., Class A Shares*	694,973

Insurance — 0.7%
124,520	CNO Financial Group Inc.	2,273,735

Real Estate Investment Trusts (REITs) — 0.2%
63,800	Strategic Hotels & Resorts Inc.*	637,362

Real Estate Management & Development — 0.9%
72,800	Alexander & Baldwin Inc.	3,029,936

	TOTAL FINANCIALS	16,528,779

HEALTH CARE — 27.4%
Biotechnology — 8.9%
54,560	ACADIA Pharmaceuticals Inc.*	1,544,048
29,100	Aegerion Pharmaceuticals Inc.*	1,593,516
30,698	Agios Pharmaceuticals Inc.(a)*	959,620
35,560	Alkermes PLC*	1,730,705
39,620	Anacor Pharmaceuticals Inc.(a)*	752,780

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
HEALTH CARE — 27.4% — (continued)
Biotechnology — 8.9% — (continued)
66,600	Celldex Therapeutics Inc.*	$1,946,052
24,900	Cepheid Inc.(a)*	1,336,134
96,540	ChemoCentryx Inc.(a)*	733,704
35,500	Clovis Oncology Inc.*	2,826,510
46,100	Cubist Pharmaceuticals Inc.*	3,665,872
940,430	Dynavax Technologies Corp.*	1,749,200
34,430	Intrexon Corp.(a)*	894,491
29,300	Isis Pharmaceuticals Inc.*	1,494,300
75,710	Prothena Corp. PLC*	2,726,317
35,220	PTC Therapeutics Inc.(a)*	1,104,499
25,190	Receptos Inc.*	1,168,438
149,820	Sangamo BioSciences Inc.(a)*	2,726,724

	Total Biotechnology	28,952,910

Health Care Equipment & Supplies — 7.9%
28,500	Align Technology Inc.*	1,491,405
62,850	ArthroCare Corp.*	3,032,513
144,700	AtriCure Inc.*	3,008,313
31,560	Cyberonics Inc.*	2,160,913
68,972	LDR Holding Corp.(a)*	2,155,375
95,820	Masimo Corp.*	2,448,201
98,400	Novadaq Technologies Inc.*	2,007,360
22,650	Quidel Corp.(a)*	634,653
122,600	Spectranetics Corp.*	3,673,096
42,520	STERIS Corp.	1,962,298
45,920	Wright Medical Group Inc.*	1,461,174
91,175	Zeltiq Aesthetics Inc.(a)*	1,731,413

	Total Health Care Equipment & Supplies	25,766,714

Health Care Providers & Services — 2.9%
15,133	Community Health Systems Inc.*	628,171
50,580	Emeritus Corp.*	1,594,787
41,220	ExamWorks Group Inc.*	1,499,584
17,205	MWI Veterinary Supply Inc.*	2,803,039
62,250	Team Health Holdings Inc.*	2,802,495

	Total Health Care Providers & Services	9,328,076

Health Care Technology — 2.1%
9,900	athenahealth Inc.(a)*	1,919,313
51,700	HealthStream Inc.*	1,489,994
54,400	Medidata Solutions Inc.*	3,487,040

	Total Health Care Technology	6,896,347

Life Sciences Tools & Services — 2.1%
53,700	Fluidigm Corp.*	2,515,845
93,060	ICON PLC*	4,358,931

	Total Life Sciences Tools & Services	6,874,776

Pharmaceuticals — 3.5%
122,600	Akorn Inc.*	3,165,532
61,990	Aratana Therapeutics Inc.*	1,448,706
41,300	Lannett Co., Inc.*	1,771,357
36,700	Pacira Pharmaceuticals Inc.*	2,871,408
75,589	Revance Therapeutics Inc.*	2,035,612

	Total Pharmaceuticals	11,292,615

	TOTAL HEALTH CARE	89,111,438

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
INDUSTRIALS — 17.6%
Aerospace & Defense — 0.8%
55,670	Hexcel Corp.*	$2,505,150

Air Freight & Logistics — 0.6%
65,690	XPO Logistics Inc.*	2,065,294

Airlines — 0.8%
29,300	Alaska Air Group Inc.	2,538,552

Building Products — 1.2%
87,129	NCI Building Systems Inc.*	1,486,421
31,900	Trex Co., Inc.*	2,495,218

	Total Building Products	3,981,639

Commercial Services & Supplies — 2.5%
63,790	Herman Miller Inc.	1,797,602
125,880	Interface Inc., Class A Shares	2,424,449
40,500	Mobile Mini Inc.*	1,822,905
144,680	Steelcase Inc., Class A Shares	2,151,391

	Total Commercial Services & Supplies	8,196,347

Construction & Engineering — 0.9%
161,300	Furmanite Corp.*	1,909,792
21,700	MasTec Inc.*	888,398

	Total Construction & Engineering	2,798,190

Electrical Equipment — 1.1%
7,900	Acuity Brands Inc.	1,114,295
27,200	Generac Holdings Inc.	1,549,584
12,470	Power Solutions International Inc.*	924,027

	Total Electrical Equipment	3,587,906

Machinery — 1.1%
146,100	Wabash National Corp.*	1,973,811
22,000	Wabtec Corp.	1,746,140

	Total Machinery	3,719,951

Marine — 0.4%
49,380	Matson Inc.	1,191,046

Professional Services — 4.5%
31,500	Advisory Board Co. (The)*	2,018,520
37,340	Corporate Executive Board Co. (The)	2,792,285
71,330	Huron Consulting Group Inc.*	4,719,906
64,500	On Assignment Inc.*	2,218,800
49,200	WageWorks Inc.*	2,910,180

	Total Professional Services	14,659,691

Road & Rail — 2.4%
14,300	Genesee & Wyoming Inc., Class A Shares*	1,414,556
37,375	Old Dominion Freight Line Inc.*	1,989,845
47,400	Roadrunner Transportation Systems Inc.*	1,114,374
48,650	Saia Inc.*	1,680,371
70,200	Swift Transportation Co.*	1,710,072

	Total Road & Rail	7,909,218

Trading Companies & Distributors — 1.3%
41,530	Watsco Inc.	4,085,721

	TOTAL INDUSTRIALS	57,238,705

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 20.0%
Communications Equipment — 0.8%
54,800	Ciena Corp.*	$1,346,436
77,370	Ruckus Wireless Inc.*	1,083,180

	Total Communications Equipment	2,429,616

Computers & Peripherals — 0.7%
20,100	Electronics for Imaging Inc.*	896,460
11,500	Stratasys Ltd.*	1,461,995

	Total Computers & Peripherals	2,358,455

Electronic Equipment, Instruments & Components — 0.8%
65,570	InvenSense Inc.(a)*	1,321,236
19,100	IPG Photonics Corp.(a)*	1,370,807

	Total Electronic Equipment, Instruments & Components	2,692,043

Internet Software & Services — 4.9%
17,226	Benefitfocus Inc.(a)*	1,115,900
41,740	Cornerstone OnDemand Inc.*	2,436,781
21,315	CoStar Group Inc.*	4,285,168
21,100	Cvent Inc.*	828,808
30,992	Envestnet Inc.*	1,296,705
83,700	Global Eagle Entertainment Inc.*	1,471,446
37,400	Pandora Media Inc.*	1,399,508
34,332	SPS Commerce Inc.*	2,327,710
30,100	Trulia Inc.(a)*	901,796

	Total Internet Software & Services	16,063,822

IT Services — 3.3%
83,600	Acxiom Corp.*	3,112,428
34,200	Euronet Worldwide Inc.*	1,308,492
55,300	EVERTEC Inc.	1,341,578
29,600	Heartland Payment Systems Inc.	1,197,024
87,650	InterXion Holding NV*	2,102,724
18,620	WEX Inc.*	1,802,788

	Total IT Services	10,865,034

Semiconductors & Semiconductor Equipment — 2.8%
50,110	Cavium Inc.*	2,111,134
49,500	Monolithic Power Systems Inc.*	1,774,080
21,490	Silicon Laboratories Inc.*	1,116,835
68,020	Spansion Inc., Class A Shares*	1,109,406
49,810	SunEdison Inc.*	914,512
58,900	SunPower Corp., Class A Shares (a)*	1,951,357

	Total Semiconductors & Semiconductor Equipment	8,977,324

Software — 6.7%
120,700	Cadence Design Systems Inc.*	1,850,331
101,980	Callidus Software Inc.*	1,257,413
22,600	CommVault Systems Inc.*	1,556,688
91,090	Fortinet Inc.*	2,108,734
27,300	Gigamon Inc.*	861,588
67,230	Guidewire Software Inc.*	3,604,200
39,300	Infoblox Inc.*	907,044
62,342	Proofpoint Inc.*	2,584,076
39,900	PROS Holdings Inc.*	1,374,555
55,750	QLIK Technologies Inc.*	1,700,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 20.0% — (continued)
Software — 6.7% — (continued)
22,930	Ultimate Software Group Inc.*	$3,806,380

	Total Software	21,611,384

	TOTAL INFORMATION TECHNOLOGY	64,997,678

MATERIALS — 3.3%
Chemicals — 1.8%
67,130	Chemtura Corp.*	1,661,468
109,830	PolyOne Corp.	4,118,625

	Total Chemicals	5,780,093

Metals & Mining — 0.4%
76,360	Horsehead Holding Corp.*	1,356,917

Paper & Forest Products — 1.1%
112,060	KapStone Paper and Packaging Corp.*	3,562,387

	TOTAL MATERIALS	10,699,397

TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.9%
79,290	Cogent Communications Group Inc.	3,039,979

	TOTAL COMMON STOCKS (Cost — $207,324,069)	315,767,619

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $207,324,069)	315,767,619

Face Amount
SHORT-TERM INVESTMENTS (b) — 12.1%
MONEY MARKET FUND — 7.6%
$24,841,204	Invesco STIT — Government & Agency Portfolio(c) (Cost — $24,841,204)	24,841,204

TIME DEPOSITS — 4.5%
1,610,156	Bank of America — London, 0.030% due 3/3/14	1,610,156
3,875,461	DBS Bank Ltd. — Singapore, 0.030% due 3/3/14	3,875,461
9,039,819	Skandinaviska Enskilda Banken AB — Stockholm, 0.030% due 3/3/14	9,039,819

	TOTAL TIME DEPOSITS (Cost — $14,525,436)	14,525,436

	TOTAL SHORT-TERM INVESTMENTS (Cost — $39,366,640)	39,366,640

	TOTAL INVESTMENTS — 109.1% (Cost — $246,690,709#)	355,134,259

	Liabilities in Excess of Other Assets — (9.1)%	(29,514,659)

	TOTAL NET ASSETS — 100.0%	$325,619,600

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Abbreviations used in this schedule:
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Health Care	25.1%
Information Technology	18.3
Industrials	16.1
Consumer Discretionary	13.5
Financials	4.7
Energy	4.5
Materials	3.0
Consumer Staples	2.8
Telecommunication Services	0.9
Short-Term Investments	11.1

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 94.8%
CONSUMER DISCRETIONARY — 11.7%
Auto Components — 1.8%
47,000	Dana Holding Corp.	$1,018,960
236,117	Modine Manufacturing Co.*	3,492,170
15,000	Standard Motor Products Inc.	527,250

	Total Auto Components	5,038,380

Automobiles — 1.1%
55,922	Thor Industries Inc.	3,132,191

Diversified Consumer Services — 1.4%
194,989	Regis Corp.	2,741,545
55,700	Service Corp. International	1,041,033

	Total Diversified Consumer Services	3,782,578

Hotels, Restaurants & Leisure — 2.4%
11,500	Brinker International Inc.	632,500
19,300	Cheesecake Factory Inc. (The)	917,136
8,300	Cracker Barrel Old Country Store Inc.	825,435
55,906	International Game Technology	843,622
80,704	International Speedway Corp., Class A Shares	2,722,146
25,600	Texas Roadhouse Inc., Class A Shares	677,120

	Total Hotels, Restaurants & Leisure	6,617,959

Household Durables — 0.4%
23,000	Meritage Homes Corp.*	1,108,830

Leisure Equipment & Products — 1.2%
17,500	Arctic Cat Inc.	819,350
37,029	Brunswick Corp.	1,658,529
10,951	Sturm Ruger & Co., Inc.(a)	698,017

	Total Leisure Equipment & Products	3,175,896

Media — 0.6%
27,300	Cinemark Holdings Inc.	803,166
20,400	Meredith Corp.	954,720

	Total Media	1,757,886

Specialty Retail — 2.2%
11,100	Asbury Automotive Group Inc.*	564,324
19,000	Buckle Inc. (The)(a)	862,030
28,500	Cato Corp. (The), Class A Shares	799,995
26,700	Finish Line Inc. (The), Class A Shares	721,434
11,100	Genesco Inc.*	824,175
11,500	Group 1 Automotive Inc.	767,740
11,700	Guess? Inc.	354,978
32,500	Pier 1 Imports Inc.	614,900
28,600	Stage Stores Inc.	566,280

	Total Specialty Retail	6,075,856

Textiles, Apparel & Luxury Goods — 0.6%
12,700	Hanesbrands Inc.	930,656
21,300	Steven Madden Ltd.*	776,385

	Total Textiles, Apparel & Luxury Goods	1,707,041

	TOTAL CONSUMER DISCRETIONARY	32,396,617

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER STAPLES — 3.2%
Food & Staples Retailing — 0.8%
18,150	Andersons Inc. (The)	$995,346
6,378	Casey’s General Stores Inc.	436,829
16,500	Weis Markets Inc.	832,260

	Total Food & Staples Retailing	2,264,435

Food Products — 1.0%
16,500	Cal-Maine Foods Inc.	867,405
13,300	Ingredion Inc.	875,672
18,700	Pinnacle Foods Inc.	529,584
7,381	Sanderson Farms Inc.	567,156

	Total Food Products	2,839,817

Household Products — 1.1%
137,600	Central Garden & Pet Co.*	1,041,632
268,093	Central Garden & Pet Co., Class A Shares*	1,973,165

	Total Household Products	3,014,797

Tobacco — 0.3%
12,100	Universal Corp.(a)	697,565

	TOTAL CONSUMER STAPLES	8,816,614

ENERGY — 5.9%
Energy Equipment & Services — 2.2%
11,700	Bristow Group Inc.	907,920
344	Gulfmark Offshore Inc.*	16,319
70,800	Helix Energy Solutions Group Inc.*	1,673,712
51,600	Patterson-UTI Energy Inc.	1,502,076
94,600	Precision Drilling Corp.	1,046,276
17,400	Tidewater Inc.	847,728

	Total Energy Equipment & Services	5,994,031

Oil, Gas & Consumable Fuels — 3.7%
7,700	Cimarex Energy Co.	890,967
14,100	CVR Energy Inc.(a)	554,835
11,400	Energen Corp.	917,016
18,700	Jones Energy Inc., Class A Shares*	292,094
30,576	LinnCo LLC	932,262
48,076	Ship Finance International Ltd.(a)	904,791
34,700	Stone Energy Corp.*	1,247,118
25,698	Western Refining Inc.(a)	936,692
38,800	Whiting Petroleum Corp.*	2,665,948
22,300	World Fuel Services Corp.	1,003,946

	Total Oil, Gas & Consumable Fuels	10,345,669

	TOTAL ENERGY	16,339,700

FINANCIALS — 19.9%
Capital Markets — 0.3%
21,900	Main Street Capital Corp.(a)	768,690

Commercial Banks — 6.9%
24,400	Bank of Hawaii Corp.	1,426,180
62,600	Boston Private Financial Holdings Inc.	816,304
34,500	Community Bank System Inc.	1,256,835
23,800	CVB Financial Corp.	370,566
70,485	East West Bancorp Inc.	2,515,610
50,300	First Financial Bancorp	857,112

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 19.9% — (continued)
Commercial Banks — 6.9% — (continued)
31,900	First Interstate Bancsystem Inc., Class A Shares	$826,210
44,500	First Midwest Bancorp Inc.	741,815
75,900	First Niagara Financial Group Inc.	688,413
18,478	FirstMerit Corp.	383,603
50,396	Fulton Financial Corp.	620,375
45,541	Hancock Holding Co.	1,569,343
27,200	Independent Bank Corp.	1,000,688
42,400	NBT Bancorp Inc.	995,552
58,900	Old National Bancorp	826,367
21,005	S&T Bancorp Inc.	484,585
76,300	Susquehanna Bancshares Inc.	834,722
17,235	Trustmark Corp.	415,880
59,939	Webster Financial Corp.	1,856,311
27,400	WesBanco Inc.	816,794

	Total Commercial Banks	19,303,265

Consumer Finance — 0.3%
20,800	Cash America International Inc.	832,416

Insurance — 6.5%
7,821	Allied World Assurance Co. Holdings AG	779,910
16,900	American Financial Group Inc.	966,004
77,147	AMERISAFE Inc.	3,358,981
33,000	First American Financial Corp.	889,020
14,700	Infinity Property & Casualty Corp.	1,084,125
283,914	Maiden Holdings Ltd.	3,188,354
56,578	National Interstate Corp.	1,712,616
24,200	Platinum Underwriters Holdings Ltd.	1,418,604
20,600	ProAssurance Corp.	936,476
18,000	Protective Life Corp.	938,520
47,800	Selective Insurance Group Inc.	1,101,312
9,300	StanCorp Financial Group Inc.	615,474
9,200	Symetra Financial Corp.*	181,240
20,846	Validus Holdings Ltd.	767,341

	Total Insurance	17,937,977

Real Estate Investment Trusts (REITs) — 5.0%
2,800	Altisource Residential Corp.	80,024
46,936	Ashford Hospitality Prime Inc.	786,178
234,683	Ashford Hospitality Trust Inc.	2,623,756
36,906	Associated Estates Realty Corp.	631,093
30,200	Blackstone Mortgage Trust Inc., Class A Shares	874,894
65,264	Brandywine Realty Trust	956,118
46,100	Education Realty Trust Inc.	434,723
66,100	Franklin Street Properties Corp.	827,572
28,900	Healthcare Realty Trust Inc.	692,733
24,900	Highwoods Properties Inc.	938,979
89,200	Lexington Realty Trust	1,017,772
20,200	Omega Healthcare Investors Inc.(a)	645,592
37,500	Ramco-Gershenson Properties Trust	626,250
61,317	Retail Properties of America Inc., Class A Shares	854,759
25,723	Starwood Property Trust Inc.	617,866
5,144	Starwood Waypoint Residential Trust*	139,454
50,400	Summit Hotel Properties Inc.	465,696
29,700	Washington Real Estate Investment Trust	746,955

	Total Real Estate Investment Trusts (REITs)	13,960,414

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 19.9% — (continued)
Real Estate Management & Development — 0.3%
21,500	Alexander & Baldwin Inc.	$894,830

Thrifts & Mortgage Finance — 0.6%
40,600	Home Loan Servicing Solutions Ltd.	833,112
37,600	Washington Federal Inc.	842,992

	Total Thrifts & Mortgage Finance	1,676,104

	TOTAL FINANCIALS	55,373,696

HEALTH CARE — 5.1%
Health Care Equipment & Supplies — 3.8%
11,900	Cooper Cos., Inc. (The)	1,525,699
15,300	Haemonetics Corp.*	558,144
149,590	Invacare Corp.	2,964,874
44,300	STERIS Corp.	2,044,445
19,100	Teleflex Inc.	1,948,009
34,205	West Pharmaceutical Services Inc.	1,559,064

	Total Health Care Equipment & Supplies	10,600,235

Health Care Providers & Services — 1.0%
28,621	Owens & Minor Inc.	993,721
74,800	Select Medical Holdings Corp.	838,508
27,700	VCA Antech Inc.*	857,869

	Total Health Care Providers & Services	2,690,098

Life Sciences Tools & Services — 0.3%
22,300	PerkinElmer Inc.	1,010,636

	TOTAL HEALTH CARE	14,300,969

INDUSTRIALS — 25.7%
Aerospace & Defense — 1.4%
600	AAR Corp.*	17,340
8,600	Alliant Techsystems Inc.	1,159,194
16,200	Curtiss-Wright Corp.	1,104,192
14,400	Elbit Systems Ltd.	831,024
12,200	Triumph Group Inc.	795,440

	Total Aerospace & Defense	3,907,190

Building Products — 0.8%
123,809	NCI Building Systems Inc.*	2,112,181

Commercial Services & Supplies — 5.8%
354,653	ACCO Brands Corp.*	2,099,546
45,200	Brink’s Co. (The)	1,374,532
56,400	Ennis Inc.	891,120
428,500	InnerWorkings Inc.*	3,376,580
29,600	Knoll Inc.	460,872
186,886	Schawk Inc., Class A Shares(b)	2,612,666
7,700	UniFirst Corp.	844,613
15,100	United Stationers Inc.	643,713
119,060	Viad Corp.	2,863,393
36,996	West Corp.	929,339

	Total Commercial Services & Supplies	16,096,374

Construction & Engineering — 2.6%
7,200	Chicago Bridge & Iron Co. NV, Class NY Shares	606,168
159,164	Great Lakes Dredge & Dock Corp.*	1,314,694

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
INDUSTRIALS — 25.7% — (continued)
Construction & Engineering — 2.6% — (continued)
26,100	KBR Inc.	$720,882
186,501	Layne Christensen Co.*(a)	3,312,258
15,900	MasTec Inc.*(a)	650,946
16,400	Primoris Services Corp.	512,828

	Total Construction & Engineering	7,117,776

Electrical Equipment — 2.1%
19,300	AZZ Inc.	856,341
27,700	Babcock & Wilcox Co. (The)	912,992
272,394	GrafTech International Ltd.*(a)	2,642,222
15,000	Regal-Beloit Corp.	1,105,350
17,200	Thermon Group Holdings Inc.*	417,788

	Total Electrical Equipment	5,934,693

Machinery — 9.8%
24,700	Actuant Corp., Class A Shares	865,982
34,800	Altra Industrial Motion Corp.	1,231,920
21,400	Barnes Group Inc.	822,830
153,976	Briggs & Stratton Corp.	3,507,573
14,100	Crane Co.	1,007,022
201,225	Douglas Dynamics Inc.	3,255,821
10,900	EnPro Industries Inc.*(a)	780,767
129,945	Harsco Corp.	3,264,218
61,894	ITT Corp.	2,717,147
105,255	John Bean Technologies Corp.	3,174,491
18,800	Kennametal Inc.	822,312
370,192	Mueller Water Products Inc., Class A Shares	3,572,353
18,325	Trinity Industries Inc.	1,315,918
6,400	Valmont Industries Inc.(a)	932,032

	Total Machinery	27,270,386

Marine — 0.5%
7,300	Kirby Corp.*	763,653
24,000	Matson Inc.	578,880

	Total Marine	1,342,533

Road & Rail — 0.8%
19,250	Saia Inc.*	664,895
66,174	Werner Enterprises Inc.	1,710,598

	Total Road & Rail	2,375,493

Trading Companies & Distributors — 1.9%
16,865	GATX Corp.	1,094,370
18,800	TAL International Group Inc.*	832,840
38,100	United Rentals Inc.*	3,365,754

	Total Trading Companies & Distributors	5,292,964

	TOTAL INDUSTRIALS	71,449,590

INFORMATION TECHNOLOGY — 7.7%
Communications Equipment — 0.8%
14,100	Black Box Corp.	375,060
103,100	Brocade Communications Systems Inc.*	986,667
41,200	CommScope Holding Co., Inc.*	996,628

	Total Communications Equipment	2,358,355

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 7.7% — (continued)
Computers & Peripherals — 0.3%
18,800	Electronics for Imaging Inc.*	$838,480

Electronic Equipment, Instruments & Components — 1.8%
57,400	AVX Corp.	736,442
14,300	Belden Inc.	1,031,459
43,000	Jabil Circuit Inc.	795,930
18,400	Tech Data Corp.*	1,059,840
97,700	Vishay Intertechnology Inc.	1,381,478

	Total Electronic Equipment, Instruments & Components	5,005,149

Internet Software & Services — 0.4%
19,600	j2 Global Inc.	1,007,440

IT Services — 0.7%
18,100	Booz Allen Hamilton Holding Corp.*	380,643
25,223	Broadridge Financial Solutions Inc.	952,421
27,900	CSG Systems International Inc.	781,200

	Total IT Services	2,114,264

Semiconductors & Semiconductor Equipment — 1.4%
43,100	Cirrus Logic Inc.*(a)	829,675
126,600	ON Semiconductor Corp.*	1,182,444
89,600	RF Micro Devices Inc.*	634,368
57,500	Teradyne Inc.*(a)	1,166,100

	Total Semiconductors & Semiconductor Equipment	3,812,587

Software — 2.3%
107,900	Compuware Corp.	1,181,505
7,867	Fair Isaac Corp.	422,694
40,249	Mentor Graphics Corp.	870,988
21,700	NetScout Systems Inc.*	824,166
33,300	PTC Inc.*	1,309,023
42,800	Synopsys Inc.*	1,729,120

	Total Software	6,337,496

	TOTAL INFORMATION TECHNOLOGY	21,473,771

MATERIALS — 12.7%
Chemicals — 5.1%
17,500	Albemarle Corp.	1,154,825
28,386	American Vanguard Corp.	631,588
20,800	Cabot Corp.	1,126,112
62,000	Chemtura Corp.*	1,534,500
13,500	Cytec Industries Inc.	1,278,045
35,000	HB Fuller Co.	1,696,800
19,100	Innophos Holdings Inc.	1,048,972
212,800	Intrepid Potash Inc.*(a)	3,151,568
16,100	Methanex Corp.	1,132,313
60,035	Olin Corp.(a)	1,572,317

	Total Chemicals	14,327,040

Construction Materials — 1.5%
308,088	Headwaters Inc.*	4,106,813

Containers & Packaging — 1.4%
48,500	Berry Plastics Group Inc.*	1,180,005
8,200	Rock-Tenn Co., Class A Shares	915,284
18,400	Silgan Holdings Inc.	887,064
19,300	Sonoco Products Co.	810,214

	Total Containers & Packaging	3,792,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
MATERIALS — 12.7% — (continued)
Metals & Mining — 4.0%
47,700	Commercial Metals Co.	$922,995
185,154	Globe Specialty Metals Inc.	3,679,010
53,400	HudBay Minerals Inc.	437,880
18,700	Kaiser Aluminum Corp.	1,320,033
14,100	Royal Gold Inc.(a)	968,811
117,900	Schnitzer Steel Industries Inc., Class A Shares	2,991,123
49,000	Steel Dynamics Inc.	854,560

	Total Metals & Mining	11,174,412

Paper & Forest Products — 0.7%
33,600	P.H. Glatfelter Co.	1,019,760
17,352	Schweitzer-Mauduit International Inc.	835,152

	Total Paper & Forest Products	1,854,912

	TOTAL MATERIALS	35,255,744

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
46,400	Premiere Global Services Inc.*	524,784

UTILITIES — 2.7%
Electric Utilities — 1.3%
45,692	El Paso Electric Co.	1,610,643
35,200	Great Plains Energy Inc.	924,704
17,553	IDACORP Inc.	986,303

	Total Electric Utilities	3,521,650

Gas Utilities — 0.8%
22,300	Southwest Gas Corp.	1,204,646
20,700	UGI Corp.	925,083

	Total Gas Utilities	2,129,729

Multi-Utilities — 0.6%
15,500	Black Hills Corp.	879,005
18,300	NorthWestern Corp.	840,702

	Total Multi-Utilities	1,719,707

	TOTAL UTILITIES	7,371,086

	TOTAL COMMON STOCKS (Cost — $180,769,036)	263,302,571

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $180,769,036)	263,302,571

Face Amount
SHORT-TERM INVESTMENTS (c) — 10.1%
COMMERCIAL PAPER — 0.5%
$1,389,990	Natixis U.S. Finance Company, LLC, 0.090% due 3/3/14(d) (Cost — $1,389,990)	1,389,990

MONEY MARKET FUND — 5.0%
13,784,721	Invesco STIT — Government & Agency Portfolio(e) (Cost — $13,784,721)	13,784,721

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Face Amount	Security	Value
TIME DEPOSITS — 4.6%
$3,184,593	Bank of America — London, 0.030% due 3/3/14	$3,184,593
1,533	BBH — Grand Cayman, 0.030% due 3/3/14	1,532
4,040,847	DNB ASA — Oslo, 0.030% due 3/3/14	4,040,847
5,589,604	Wells Fargo — Grand Cayman, 0.030% due 3/3/14	5,589,604

	TOTAL TIME DEPOSITS (Cost — $12,816,576)	12,816,576

	TOTAL SHORT-TERM INVESTMENTS (Cost — $27,991,287)	27,991,287

	TOTAL INVESTMENTS — 104.9% (Cost — $208,760,323#)	291,293,858

	Liabilities in Excess of Other Assets — (4.9)%	(13,528,808)

	TOTAL NET ASSETS — 100.0%	$277,765,050

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.1%.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Security Sector^
Industrials	24.5%
Financials	19.0
Materials	12.1
Consumer Discretionary	11.1
Information Technology	7.4
Energy	5.6
Health Care	4.9
Consumer Staples	3.0
Utilities	2.5
Telecommunication Services	0.2
Short-Term Investments	9.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.8%
Argentina — 0.1%
11,322	MercadoLibre Inc.	$1,179,526

Australia — 1.7%
225,615	Amcor Ltd.	2,051,383
211,321	Arrium Ltd.	293,855
371,508	Atlas Iron Ltd.	338,385
17,721	Ausdrill Ltd.	15,511
117,359	Australia & New Zealand Banking Group Ltd.	3,376,509
197	Australian Infrastructure Fund, Class Miscella Shares	1
25,141	Bank of Queensland Ltd.	270,710
279,072	Beach Energy Ltd.	411,967
301,194	Brambles Ltd.	2,536,610
109,472	Challenger Diversified Property Group	248,375
14,277	Challenger Ltd.	79,875
146,937	CSG Ltd.*	131,363
612,559	Downer EDI Ltd.	2,713,145
55,205	Forge Group Ltd.(a)(b)	0
954,107	Grange Resources Ltd.	248,580
4,107	IOOF Holdings Ltd.	33,288
1	Matrix Composites & Engineering Ltd.*	1
62,915	Mount Gibson Iron Ltd.	48,581
55,740	Myer Holdings Ltd.	130,753
75,917	National Australia Bank Ltd.	2,360,506
263,895	NRW Holdings Ltd.	295,546
287,669	Pacific Brands Ltd.	144,610
4,753	Panoramic Resources Ltd.	1,573
29,178	Primary Health Care Ltd.	126,714
125,105	Programmed Maintenance Services Ltd.	335,247
154,224	Seven West Media Ltd.	305,175
243,691	Southern Cross Media Group Ltd.	307,615
16,608	Spark Infrastructure Group(c)	25,451
8,475	Tassal Group Ltd.	27,668
495,881	Toll Holdings Ltd.	2,370,375

	Total Australia	19,229,372

Austria — 0.1%
27,322	Austria Technologie & Systemtechnik AG	337,898
12,384	EVN AG	190,985
109	Oesterreichische Post AG	5,437
28,641	S IMMO AG*	221,968
1,516	Wienerberger AG	28,530

	Total Austria	784,818

Belgium — 0.8%
49,605	Anheuser-Busch InBev NV	5,194,485
1,196	D’ieteren SA	53,987
585	Elia System Operator SA	28,112
3,140	Gimv NV	158,540
3,632	NV Bekaert SA	141,369
18,389	Recticel SA	171,562
44,953	UCB SA	3,606,966

	Total Belgium	9,355,021

Bermuda — 0.0%
21,672	Catlin Group Ltd.	192,920

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Brazil — 0.8%
21,464	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(d)	$912,864
178,980	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,659,144
32,400	Embraer SA, ADR	1,163,160
135,199	Itaú Unibanco Holding SA, ADR	1,800,851
55,134	Natura Cosméticos SA	815,531
130,803	Petróleo Brasileiro SA, ADR	1,525,163
123,930	Vale SA, Class B Shares, ADR	1,547,886

	Total Brazil	9,424,599

Canada — 2.6%
44,240	Canadian National Railway Co.	2,498,898
65,631	Canadian Pacific Railway Ltd.	10,296,046
50,808	Dollarama Inc.(d)	3,961,239
76,208	Imax Corp.(d)*	2,038,564
49,554	Lululemon Athletica Inc.(d)*	2,493,062
137,697	Novadaq Technologies Inc.*	2,809,019
3,554	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	118,313
47,446	Suncor Energy Inc.	1,564,898
60,800	Toronto-Dominion Bank (The)	2,753,580

	Total Canada	28,533,619

China — 2.5%
3,010,000	Agricultural Bank of China Ltd., Class H Shares	1,272,581
2,822,000	Anton Oilfield Services Group(d)	1,961,179
49,481	Baidu Inc., ADR*	8,457,787
1,061,500	China Railway Construction Corp., Ltd., Class H Shares	881,919
99,000	China XLX Fertiliser Ltd.	32,041
1,322,500	CNOOC Ltd.	2,160,979
6,134,697	Industrial & Commercial Bank of China, Class H Shares	3,673,958
69,267	Qunar Cayman Islands Ltd., ADR(d)*	2,111,951
18,600	SINA Corp.*	1,270,938
559,367	Sinopharm Group Co., Class H Shares	1,549,324
26,674	Tencent Holdings Ltd.	2,133,857
63,658	Youku Tudou Inc., ADR*	2,112,809

	Total China	27,619,323

Denmark — 1.3%
931	Auriga Industries, Class B Shares*	29,752
1,694	D/S Norden A/S	83,390
4,126	DFDS A/S	339,509
1,683	FLSmidth & Co. A/S	88,269
6,024	NKT Holding A/S	406,371
212,700	Novo Nordisk A/S, Class B Shares	10,126,016
7,416	Schouw & Co.	339,701
352,270	TDC A/S	3,499,444

	Total Denmark	14,912,452

Finland — 0.8%
7,439	Atria PLC, Class A Shares	90,905
13,313	Cramo OYJ	284,443
6,445	Kesko OYJ, Class B Shares	288,494
47,856	Kone OYJ, Class B Shares(d)	1,947,007
8,003	Metsa Board OYJ	35,458
552,314	Nokia OYJ*	4,209,134
41,090	Oriola-KD OYJ, Class B Shares	128,168
16,301	Sanoma OYJ	124,679
48,450	Technopolis OYJ(d)	310,297

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Finland — 0.8% — (continued)
88,821	UPM-Kymmene OYJ	$1,613,221

	Total Finland	9,031,806

France — 8.0%
46,479	Acanthe Developpement SA(d)	34,024
19,416	Air Liquide SA	2,663,331
4,305	Altamir	65,362
24,224	Arkema SA	2,623,910
170,721	AXA SA	4,453,451
146,982	BNP Paribas SA	12,036,556
2,104	Boiron SA	171,583
46	Bourbon SA	1,352
1,052	Caisse Regionale de Credit Agricole Mutuel Nord de France	23,385
35,512	Casino Guichard Perrachon SA	4,017,594
8,860	Cegid Group	394,939
85,997	Cie de Saint-Gobain	5,156,942
5,642	Cie des Alpes	121,383
28,343	Cie Générale des Établissements Michelin, Class B Shares	3,458,408
25,201	Cie Générale d’Optique Essilor International SA	2,629,249
2,982	Ciments Français SA	265,002
4,098	Eiffage SA	293,319
1,065	Esso SA Francaise	58,830
45	Euler Hermes SA	5,638
2,128	Guerbet	93,034
1,167	Jacquet Metal Service	24,180
14,623	Kering	2,999,788
12,562	L’Oréal SA	2,126,680
38,894	LVMH Moët Hennessy Louis Vuitton SA	7,206,364
10,021	Medica SA	317,558
1,265	Neopost SA	116,011
2,072	Nexity SA	90,227
556	Orpea	34,221
50,802	Publicis Groupe SA	4,819,409
4,768	Rallye SA	201,915
110,260	Safran SA	7,758,066
3,532	Saft Groupe SA	133,093
28,757	Sanofi	2,981,774
51,632	Schneider Electric SA	4,607,269
1,956	Seche Environnement SA	92,571
37	Societe de la Tour Eiffel	2,606
119,548	Societe Generale SA	7,960,573
2,489	Societe Television Francaise 1	46,317
124,184	Suez Environnement Co.	2,484,951
31,941	Total SA	2,071,676
1,779	Valeo SA	248,769
110,301	Zodiac Aerospace	3,881,440

	Total France	88,772,750

Georgia — 0.0%
7,610	Bank of Georgia Holdings PLC	295,571

Germany — 8.5%
113,205	Adidas AG	13,173,990
40,820	Allianz SE	7,306,891
537	Aurubis AG	29,891
46,830	BASF SE	5,392,018
39,224	Bayer AG	5,568,411

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Germany — 8.5% — (continued)
60,311	Bayerische Motoren Werke AG	$7,004,064
315	Bechtle AG	25,012
2,555	Bilfinger SE	321,286
57,770	Borussia Dortmund GmbH & Co. KGaA	313,930
851	Cewe Stiftung & Co. KGAA	60,306
11,860	Continental AG	2,885,244
25,529	Daimler AG, Class Registered Shares	2,378,410
129,372	Deutsche Bank AG	6,291,940
25,074	Deutsche Lufthansa AG*	650,238
12,577	Freenet AG	424,819
54,964	Fresenius Medical Care AG & Co. KGaA	3,794,209
49,371	GEA Group AG	2,392,173
4,823	Grammer AG	247,864
28,761	Hannover Rueck SE	2,449,140
39,033	HeidelbergCement AG	3,216,420
6,247	Indus Holding AG	262,975
6,016	Jenoptik AG	106,052
3,798	Leoni AG	287,874
85,730	Metro AG	3,551,830
3,208	MLP AG	23,684
21,094	Rheinmetall AG	1,593,755
5,128	Rhoen Klinikum AG	165,178
69,254	SAP AG	5,593,147
35,354	Siemens AG	4,721,790
9,125	Sixt SE	337,093
32,435	Software AG	1,292,986
5,903	Stada Arzneimittel AG	303,067
156	Sto AG	32,207
27,263	Symrise AG	1,337,423
189,813	Telefonica Deutschland Holding AG	1,519,477
1,463	TUI AG	26,409
22,069	Volkswagen AG	5,633,563
12,486	VTG AG	248,207
6	Wincor Nixdorf AG	480
84,548	Wirecard AG	3,945,304

	Total Germany	94,908,757

Hong Kong — 2.9%
2,808,842	AIA Group Ltd.	13,757,021
632,000	Century City International Holdings Ltd.	49,671
45,000	Champion REIT	20,201
360,050	China Mobile Ltd.	3,412,568
3,640,000	CSI Properties Ltd.	140,616
12,800	Dah Sing Banking Group Ltd.	21,219
243,500	Dickson Concepts International Ltd.	141,089
204,000	Emperor International Holdings	53,045
760,000	Get Nice Holdings Ltd.	32,844
229,997	Hong Kong Exchanges & Clearing Ltd.	3,564,057
294,000	Hongkong Land Holdings Ltd.	1,844,316
224,000	Hsin Chong Construction Group Ltd.	32,082
91,110	Jardine Strategic Holdings Ltd.	3,066,724
10,000	Luk Fook Holdings International Ltd.	34,216
1,204,000	Pacific Andes International Holdings Ltd.	48,930
19,000	Pacific Textile Holdings Ltd.	27,385
316,000	Paliburg Holdings Ltd.	101,023
101,000	Prosperity REIT	29,815

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Hong Kong — 2.9% — (continued)
54,000	Regal Hotels International Holdings Ltd.	$26,818
475,000	Regal Real Estate Investment Trust	129,806
1,776,000	Samson Holding Ltd.	256,958
1,326,000	SJM Holdings Ltd.	4,301,649
180,000	SOCAM Development Ltd.	175,256
78,000	Sunlight Real Estate Investment Trust	29,121
66,000	Texwinca Holdings Ltd.	61,961
977,200	VST Holdings Ltd.	252,800
364,500	Yue Yuen Industrial Holdings Ltd.	1,111,943

	Total Hong Kong	32,723,134

India — 0.3%
103,978	Tata Motors Ltd., ADR	3,626,753
6,232	Vedanta Resources PLC	87,889

	Total India	3,714,642

Ireland — 0.8%
34,478	Accenture PLC, Class A Shares	2,873,741
39,772	Aer Lingus Group PLC	89,670
121,989	Experian PLC	2,207,139
1,984	FBD Holdings PLC	51,011
39,879	Henderson Group PLC	169,785
63,525	Shire PLC	3,528,972
4,675	Smurfit Kappa Group PLC	130,208
123,151	Total Produce PLC	162,277
19,794	UDG Healthcare PLC	122,522

	Total Ireland	9,335,325

Isle of Man — 0.1%
22,791	Playtech Ltd.	311,922
356,035	Redefine International PLC(d)	304,302

	Total Isle of Man	616,224

Israel — 0.4%
51,095	Check Point Software Technologies Ltd.*	3,444,825
8,433	Clal Insurance Enterprises Holdings Ltd.	164,454
30,997	Discount Investment Corp.*	259,310
27,416	Jerusalem Economy Ltd.	264,707
25,522	Phoenix Holdings Ltd. (The)	94,904
13,605	Shufersal Ltd.	54,829

	Total Israel	4,283,029

Italy — 1.0%
151,336	A2A SpA	196,459
7,469	ACEA SpA	96,681
17,055	Ascopiave SpA	47,758
898	ASTM SpA	15,475
6,517	Banca Carige SpA(d)*	4,316
182,743	Banca Popolare di Milano Scarl*	145,006
23,129	Cairo Communication SpA	232,438
716,774	Enel SpA	3,676,348
19,164	ERG SpA	268,128
5,674	Gtech SpA	187,577
101,726	Immobiliare Grande Distribuzione	160,049
1,794,631	Intesa Sanpaolo SpA	5,551,015
77,439	Iren SpA	132,947
50,368	Italcementi SpA	309,376

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Italy — 1.0% — (continued)
10,437	Saipem SpA	$245,221
1,128	Societa Cattolica di Assicurazioni SCRL	29,383
43,184	Sogefi SpA	256,811
24,684	Unipol Gruppo Finanziario SpA	174,806

	Total Italy	11,729,794

Japan — 15.2%
4,000	77 Bank Ltd. (The)	17,562
25,700	Airport Facilities Co., Ltd.	194,495
13,100	Aisan Industry Co., Ltd.	109,602
2,700	Alpine Electronics Inc.	38,910
9,900	Aoyama Trading Co., Ltd.	243,868
262,000	Asahi Kasei Corp.	1,865,177
36,300	ASKA Pharmaceutical Co., Ltd.	355,014
64,300	Astellas Pharma Inc.	4,165,465
29,000	Bando Chemical Industries Ltd.	112,228
105,000	Bank of Saga Ltd. (The)	214,604
47,300	Belluna Co., Ltd.	229,127
147,874	Bridgestone Corp.	5,334,159
68,500	Brother Industries Ltd.	979,319
13,300	Cleanup Corp.	115,268
27,600	Daikin Industries Ltd.	1,585,954
2,000	Daishi Bank Ltd. (The)	6,872
33,100	DCM Holdings Co., Ltd.	210,036
27,900	Disco Corp.	1,875,964
31,800	East Japan Railway Co.	2,480,894
42,300	EDION Corp.	234,737
1,800	Eiken Chemical Co., Ltd.	30,924
60,300	Electric Power Development Co., Ltd.	1,870,490
28,519	FANUC Corp.	4,956,866
8,900	Foster Electric Co., Ltd.	129,636
116,300	Fuji Oil Co., Ltd.	1,571,295
9,900	Funai Electric Co., Ltd.	109,217
24	Global One Real Estate Investment Corp.	162,806
4,300	Goldcrest Co., Ltd.	94,522
25,000	Gunze Ltd.	65,770
22,800	Hakuto Co., Ltd.	229,047
58	Hankyu REIT Inc.	303,773
51,000	Hanwa Co., Ltd.	225,020
246	Heiwa Real Estate REIT Inc.	195,918
99,000	Higashi-Nippon Bank Ltd. (The)	248,995
1,191,000	Hitachi Ltd.	9,403,927
95,500	Honda Motor Co., Ltd.	3,423,361
496	Ichigo Real Estate Investment Corp.(d)	312,400
26,200	Inabata & Co., Ltd.	270,708
38,800	Japan Airlines Co., Ltd.	1,927,040
129,233	Japan Exchange Group Inc.	3,075,864
2,000	Japan Pulp & Paper Co., Ltd.	6,366
179,095	Japan Tobacco Inc.	5,683,942
22,000	Japan Vilene Co., Ltd.	144,174
100,400	JSR Corp.	1,725,240
12,900	Kaga Electronics Co., Ltd.	165,624
121,000	Kawasaki Kisen Kaisha Ltd.	273,581
72,300	KDDI Corp.	4,410,821
86,300	Keihin Corp.	1,297,907
11	Kenedix Realty Investment Corp., Class A Shares	54,477

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Japan — 15.2% — (continued)
6,800	Keyence Corp.	$2,920,028
2,800	Kissei Pharmaceutical Co., Ltd.	75,356
5,300	Kiyo Bank Ltd. (The)*	66,246
13,000	Kohnan Shoji Co., Ltd.	131,378
11,200	Konaka Co., Ltd.	82,873
187,471	Kubota Corp.	2,625,303
131,000	Kurabo Industries Ltd.	231,678
10,400	Kuroda Electric Co., Ltd.(d)	169,828
104,000	Kyodo Printing Co., Ltd.	291,273
300	Kyokuto Securities Co., Ltd.	5,275
300	KYORIN Holdings Inc.	6,636
10,000	Kyudenko Corp.	73,131
5,200	Macnica Inc.	150,362
382,000	Marubeni Corp.	2,674,889
2,200	Marusan Securities Co., Ltd.	18,716
39,000	Maruzen Showa Unyu Co., Ltd.	124,777
119,100	Medipal Holdings Corp.	1,836,499
86	MID REIT Inc.	197,462
132,000	Mie Bank Ltd. (The)	279,763
9,000	Mimasu Semiconductor Industry Co., Ltd.	74,304
54,000	Mito Securities Co., Ltd.	228,936
130,600	Mitsubishi Corp.	2,498,186
91,456	Mitsubishi Estate Co., Ltd.	2,159,459
93,000	Miyazaki Bank Ltd. (The)	254,789
71,000	Morinaga Milk Industry Co., Ltd.	223,646
85,400	MS&AD Insurance Group Holdings	2,024,069
160,100	Nabtesco Corp.	4,011,588
7,100	Namura Shipbuilding Co., Ltd.	72,724
5,000	NEC Capital Solutions Ltd.	108,808
2,000	Nice Holdings Inc.	4,211
58,000	Nippon Beet Sugar Manufacturing Co., Ltd.	112,186
61,000	Nippon Flour Mills Co., Ltd.	309,379
176,900	Nippon Light Metal Holdings Co., Ltd.	243,478
16,800	Nippon Paper Industries Co., Ltd.(d)	332,652
104,320	Nippon Steel & Sumikin Bussan Corp.	403,854
43,000	Nippon Telegraph & Telephone Corp.	2,407,502
35,400	Nipro Corp.(d)	311,083
387,700	Nissan Motor Co., Ltd.	3,469,052
18,400	Nisshin Steel Holdings Co., Ltd.	181,322
32,000	Nissin Corp.	87,733
118,550	NKSJ Holdings Inc.	2,997,256
62,000	NS United Kaiun Kaisha Ltd.(d)*	165,032
22,100	Onoken Co., Ltd.(d)	278,579
14,500	Otsuka Kagu Ltd.	126,241
11,600	Paltac Corp.	152,998
37	Premier Investment Corp.	143,209
319,800	Rakuten Inc.	4,583,366
33,000	Ryobi Ltd.	115,846
11,400	Ryosan Co., Ltd.	241,463
19,500	S Foods Inc.	198,234
74,000	Sakai Chemical Industry Co., Ltd.	227,416
11,000	San-Ai Oil Co., Ltd.	55,495
45,000	Sanki Engineering Co., Ltd.	253,732
32,200	Sanoh Industrial Co., Ltd.	211,565
15,100	Sanshin Electronics Co., Ltd.	104,508
63,900	SCSK Corp.	1,923,839

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Japan — 15.2% — (continued)
14,100	Seiko Epson Corp.	$425,094
178,000	Sekisui Chemical Co., Ltd.	2,032,265
202,200	Sekisui House Ltd.	2,531,702
66,000	Sekisui Plastics Co., Ltd.	169,222
26,700	Senshukai Co., Ltd.	208,298
73,000	Seven & I Holdings Co., Ltd.(d)	2,744,457
22,900	Shinko Shoji Co., Ltd.	209,636
136,900	Shionogi & Co., Ltd.	2,958,988
6,000	Showa Corp.	77,404
15,500	SMC Corp.	3,934,313
44,210	SoftBank Corp.	3,341,940
166,200	Start Today Co., Ltd.	4,103,069
246,200	Sumitomo Mitsui Financial Group Inc.	10,988,873
870,430	Sumitomo Mitsui Trust Holdings Inc.	4,082,701
57,400	Suntory Beverage & Food Ltd.	2,018,324
146,400	Suzuki Motor Corp.	3,928,647
81,000	T RAD Co., Ltd.	230,703
8,000	Takaoka Toko Holdings Co., Ltd.	130,081
1,500	Takasago Thermal Engineering Co., Ltd.	15,201
37,000	Takiron Co., Ltd.	160,271
13,600	Tenma Corp.	171,953
10,000	Tochigi Bank Ltd. (The)	36,580
4,900	Tokai Tokyo Financial Holdings Inc.	41,752
29,000	Tokuyama Corp.	105,517
29,000	Tokyo Energy & Systems Inc.	130,126
900	Torii Pharmaceutical Co., Ltd.	32,702
1,479,000	Toshiba Corp.	6,393,858
110,000	Toyo Tire & Rubber Co., Ltd.	800,268
158,900	Toyota Motor Corp.	9,112,177
19,500	TSI Holdings Co., Ltd.	114,987
42,000	Uchida Yoko Co., Ltd.	117,093
30,800	UNY Group Holdings Co., Ltd.	182,648
9,900	Yachiyo Bank Ltd. (The)	256,122
9,700	YAMABIKO Corp.	350,607
36,000	Yodogawa Steel Works Ltd.	149,992
27,000	Yokohama Reito Co., Ltd.	214,335
26,000	Yurtec Corp.	86,848

	Total Japan	168,586,933

Jersey, Channel Islands — 0.1%
216,318	Highland Gold Mining Ltd.	244,337
28,995	Phoenix Group Holdings	364,273

	Total Jersey, Channel Islands	608,610

Macau — 0.8%
1,002,405	Sands China Ltd.	8,421,032

Malaysia — 0.2%
582,400	Tenaga Nasional Bhd	2,133,798

Mauritius — 0.0%
12,146	Essar Energy PLC*	13,814

Mexico — 0.4%
1,034,030	Alsea SAB de CV	3,214,844
186,274	Grupo Financiero Banorte SAB de CV, Class O Shares	1,209,700
67,753	Wal-Mart de Mexico SAB de CV, Class V Shares	143,506

	Total Mexico	4,568,050

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Netherlands — 4.4%
5,267	Accell Group	$105,387
1,082	ASM International NV	41,759
115,560	ASML Holding NV	10,037,802
11,896	BE Semiconductor Industries NV	167,187
14,819	BinckBank NV	169,692
148,339	Delta Lloyd NV	4,228,417
2,022	Heijmans NV	39,604
1,001,540	ING Groep NV*	14,546,696
10,135	Nieuwe Steen Investments NV	62,720
6,528	PostNL NV*	31,180
220,085	Reed Elsevier NV	4,824,813
123,221	Royal Dutch Shell PLC, Class A Shares	4,494,139
823	SBM Offshore NV*	12,726
103,010	Sensata Technologies Holding NV*	4,186,326
12,000	USG People NV	227,831
2,044	Vastned Retail NV	103,147
96	Wereldhave NV	8,229
145,729	Yandex NV, Class A Shares*	5,464,838

	Total Netherlands	48,752,493

New Zealand — 0.0%
145,479	Air New Zealand Ltd.	216,825
19,534	Goodman Property Trust	15,892
28,019	Mighty River Power Ltd.	47,939
230,228	New Zealand Oil & Gas Ltd.	152,465
10,162	Nuplex Industries Ltd.	28,779
24,640	Precinct Properties New Zealand Ltd.	21,081
10,957	SKYCITY Entertainment Group Ltd.	36,162
8,493	Synlait Milk Ltd.*	26,229
5,973	Warehouse Group Ltd. (The)	17,492

	Total New Zealand	562,864

Norway — 1.2%
22	Aker ASA, Class A Shares	723
20,292	Atea ASA	217,301
49,689	Austevoll Seafood ASA	294,250
5,978	Borregaard ASA	37,548
273,640	BW Offshore Ltd.	339,288
250,585	DNB ASA	4,543,288
6,026	Fred Olsen Energy ASA(d)	197,885
3,315	Leroy Seafood Group ASA	103,438
33,771	SpareBank 1 SMN	323,453
126,151	Statoil ASA	3,329,080
4,903	Storebrand ASA*	31,023
155,569	Telenor ASA	3,437,562

	Total Norway	12,854,839

Philippines — 0.1%
992,500	Puregold Price Club Inc.	1,038,939

Portugal — 0.1%
37,988	Jeronimo Martins SGPS SA	645,682
23,313	Mota-Engil SGPS SA	165,061
33,477	ZON OPTIMUS SGPS SA	262,020

	Total Portugal	1,072,763

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Singapore — 1.1%
256,000	AIMS AMP Capital Industrial REIT(d)	$270,027
148,000	Ascott Residence Trust	134,900
100,000	Asian Pay Television Trust	63,563
34,000	Cambridge Industrial Trust	19,203
70,570	Cape PLC	337,347
472,000	Chip Eng Seng Corp., Ltd.	277,775
414,000	CSE Global Ltd.	202,896
496,000	DBS Group Holdings Ltd.	6,457,029
227,000	GuocoLeisure Ltd.(d)	150,342
100,000	Hong Fok Corp., Ltd.	55,679
873,000	K1 Ventures Ltd.	137,787
41,000	Keppel REIT	37,997
72,000	K-Green Trust	57,101
70,000	QAF Ltd.	45,552
169,000	Rotary Engineering Ltd.	85,246
6,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	4,855
913,000	Sembcorp. Industries Ltd.	3,901,677
93,000	Wing Tai Holdings Ltd.	135,947

	Total Singapore	12,374,923

South Africa — 0.6%
54,964	Naspers Ltd., Class N Shares	6,652,861

South Korea — 1.1%
63,656	Kia Motors Corp.	3,294,351
29,566	LG Corp.	1,548,978
19,259	POSCO, ADR	1,281,879
2,668	Samsung Electronics Co., Ltd.	3,382,258
88,780	Samsung Heavy Industries Co., Ltd.	2,667,472

	Total South Korea	12,174,938

Spain — 1.2%
14,113	Abengoa SA, Class B Shares	66,649
101,227	Abertis Infraestructuras SA	2,375,798
756	Acciona SA	60,158
53,079	Amadeus IT Holding SA, Class A Shares	2,332,016
1,493	Atresmedia Corp., de Medios de Comunicaion SA*	26,581
322,593	Banco Bilbao Vizcaya Argentaria SA	3,996,828
4,040	Bankinter SA	32,702
1,798	Bolsas y Mercados Españoles SA	74,999
13,937	Cie Automotive SA	150,077
2,570	Corp Financiera Alba SA	148,836
14,466	Ebro Foods SA	318,553
1,390	Fomento de Construcciones y Contratas SA*	31,629
2,919	Grupo Catalana Occidente SA	116,963
13,188	Inditex SA	1,898,761
49,937	Papeles y Cartones de Europa SA	268,041
96,415	Telefonica SA	1,476,556

	Total Spain	13,375,147

Sweden — 1.6%
3	Axfood AB	171
16,750	B&B Tools AB, Class B Shares	326,145
11,518	Bilia AB, Class A Shares	360,687
82,295	Hennes & Mauritz AB, Class B Shares	3,701,105
97,782	Hexagon AB, Class B Shares	3,465,691
1,680	Holmen AB, Class B Shares	62,852

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Sweden — 1.6% — (continued)
1,117	Industrial & Financial Systems, Class B Shares	$30,997
62,609	Klovern AB	349,152
2,656	Kungsleden AB	22,836
359,995	Meda AB, Class A Shares	5,417,284
130	NCC AB, Class A Shares	4,531
2,319	NCC AB, Class B Shares	80,642
23,231	New Wave Group AB, Class B Shares	155,165
11,953	Nolato AB, Class B Shares(d)	275,458
33,362	Peab AB	227,259
7,690	Ratos AB, Class B Shares	71,521
985	Saab AB, Class B Shares	27,145
29,585	SSAB AB, Class B Shares	208,004
88,474	Svenska Cellulosa AB SCA, Class B Shares	2,683,819

	Total Sweden	17,470,464

Switzerland — 9.4%
27,513	Adecco SA*	2,368,608
544	Allreal Holding AG*	75,962
12,752	Ascom Holding AG*	266,807
175	Autoneum Holding AG*	30,985
5,098	BKW AG	170,198
72,831	Cie Financiere Richemont SA	7,240,067
372,917	Credit Suisse Group AG*	11,703,534
111,496	Ferrexpo PLC	285,449
427	Galenica AG	453,183
515	GAM Holding AG*	9,077
104	Georg Fischer AG*	83,118
729	Helvetia Holding AG	377,229
127,237	Julius Baer Group Ltd.*	5,951,980
135	Kuoni Reisen Holding AG*	57,241
20,177	Logitech International SA	321,595
74,378	Lonza Group AG*	7,846,112
136,291	Nestlé SA	10,294,050
217	Nobel Biocare Holding AG*	3,163
174,015	Novartis AG	14,486,189
318	PSP Swiss Property AG*	29,431
91,737	Roche Holding AG	28,219,179
1,421	Siegfried Holding AG*	270,734
83	St Galler Kantonalbank AG	34,673
12,401	Syngenta AG	4,501,315
244	Tecan Group AG	29,217
134,474	UBS AG*	2,875,300
1,294	Valiant Holding	131,311
1,144	Valora Holding AG	324,090
484	Vontobel Holding AG	17,968
19,834	Zurich Insurance Group AG*	6,057,955

	Total Switzerland	104,515,720

Taiwan — 1.1%
593,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,124,513
537,151	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,706,318

	Total Taiwan	11,830,831

Thailand — 0.2%
335,100	Kasikornbank PCL, NVDR	1,761,476

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
United Kingdom — 18.4%
22,714	African Barrick Gold PLC	$106,810
48,494	Amlin PLC	364,634
1,396	Anglo Pacific Group PLC	4,700
552,120	ARM Holdings PLC	9,250,048
13,764	ASOS PLC*	1,601,650
56,254	AstraZeneca PLC	3,831,214
483,160	Aviva PLC	3,830,741
127,219	Avocet Mining PLC*	26,374
79,949	Balfour Beatty PLC	426,091
2,256,773	Barclays PLC	9,502,386
80,625	Barratt Developments PLC	593,237
13,023	BBA Aviation PLC	73,309
14,349	Bellway PLC	401,810
10,467	Berkeley Group Holdings PLC	479,306
583,603	BG Group PLC	10,621,157
376,935	BHP Billiton PLC	12,108,107
14,508	Big Yellow Group PLC	138,826
11,066	Booker Group PLC	32,289
60,295	BowLeven PLC*	32,845
793,409	BP PLC	6,694,889
317,831	Britvic PLC	4,134,297
450,171	BT Group PLC, Class A Shares	3,101,941
94,891	Burberry Group PLC	2,452,158
351,970	Cable & Wireless Communications PLC	321,247
111,360	Capita PLC	2,124,035
66,347	Carillion PLC	422,169
353,389	Centrica PLC	1,887,917
58,086	Chesnara PLC	342,785
29,906	Computacenter PLC	342,213
19,066	CSR PLC	241,597
17,329	Dairy Crest Group PLC	154,124
99,272	Debenhams PLC	125,645
105,871	Diageo PLC	3,326,587
467,715	Domino’s Pizza Group PLC	4,378,521
15,162	Drax Group PLC	204,795
11,112	DS Smith PLC	65,578
619	easyJet PLC	17,829
10,019	Electrocomponents PLC	45,037
171,904	Firstgroup PLC*	406,345
8,581	Greene King PLC	132,106
10,931	Greggs PLC	92,048
43,485	Halfords Group PLC	342,914
118,439	Hargreaves Lansdown PLC	2,770,470
19,748	Hargreaves Services PLC	289,221
34,076	Helical Bar PLC	212,847
121,922	Home Retail Group PLC	399,951
194,600	HSBC Holdings PLC	2,067,970
1,335,214	HSBC Holdings PLC, London Shares	14,070,768
4,063	Hunting PLC	57,534
519	Immunodiagnostic Systems Holdings PLC	5,026
24,332	Inchcape PLC	255,792
11,715	Intermediate Capital Group PLC	88,266
27,244	Interserve PLC	277,057
4,098	Kazakhmys PLC	20,896
1,082,747	Kingfisher PLC	7,133,956
3,208	Laird PLC	16,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
United Kingdom — 18.4% — (continued)
96,873	Liberty Global PLC*	$8,201,268
35,950	Liberty Global PLC, Class A Shares*	3,111,473
86,150	Lookers PLC	187,275
184,335	Man Group PLC	319,453
5,558	Mapeley Ltd.(a)(b)*	0
46,520	Marston’s PLC	116,471
72,684	Mecom Group PLC	155,380
13,470	Millennium & Copthorne Hotels PLC	131,786
17,997	Mondi PLC	329,615
23,462	Morgan Sindall Group PLC	297,986
76,015	National Express Group PLC	386,822
43,853	Pace PLC	304,625
104,380	Pearson PLC	1,770,551
2,535	Pennon Group PLC	31,565
73,057	Persimmon PLC*	1,765,947
87,202	Petropavlovsk PLC(d)	135,569
1,210,965	Premier Oil PLC	6,387,822
5,737	Primary Health Properties PLC	34,412
50,000	Provident Financial PLC	1,569,694
100,041	Prudential PLC	2,264,623
58,919	Reckitt Benckiser Group PLC	4,842,978
49,463	Rightmove PLC	2,278,805
148,160	Rio Tinto PLC	8,502,301
353,934	Rolls-Royce Holdings PLC*	5,911,385
57,425	SABMiller PLC	2,812,107
124,940	Scottish & Southern Energy PLC	2,937,007
276,059	Smith & Nephew PLC	4,387,604
46,092	Soco International PLC*	365,971
59,659	Spirit Pub Co. PLC	82,902
25,319	St. Ives PLC	81,628
180,773	St. James’s Place PLC	2,645,091
536,462	Standard Chartered PLC	11,376,154
130,828	Stobart Group Ltd.	333,566
993	Stolt-Nielsen Ltd.	30,541
16,958	Synergy Health PLC	382,311
11,332	Trinity Mirror PLC*	43,297
88,241	TT Electronics PLC	329,286
616	Tullett Prebon PLC	3,452
75,315	Unilever PLC	3,075,881
32,013	Vesuvius PLC	251,154
1,176,539	Vodafone Group PLC	4,891,246
61,021	Weir Group PLC (The)	2,621,549
435	Workspace Group PLC	4,321
275,795	WPP PLC	6,031,226

	Total United Kingdom	204,173,037

United States — 3.9%
9,685	Actavis plc*	2,138,642
71,474	Carnival PLC	2,943,733
99,064	Gilead Sciences Inc.*	8,201,508
103,833	MasterCard Inc., Class A Shares	8,069,901
4,196	priceline.com Inc.*	5,659,733
104,144	Schlumberger Ltd.	9,685,392
68,066	Yahoo! Inc.*	2,632,112

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares		Security	Value
United States — 3.9% — (continued)
53,904		Yum! Brands Inc.	$3,993,208

		Total United States	43,324,229

		TOTAL COMMON STOCKS (Cost — $876,998,605)	1,042,910,443

WARRANT — 0.2%
Netherlands — 0.2%
1,018,841		Idea Cellular Ltd., (Restricted), expires 3/13/17(c)* (Cost — $2,161,773)	2,058,059

PREFERRED STOCKS — 0.0%
Germany — 0.0%
63		Draegerwerk AG & Co. KGaA, 1.060%	8,439

Italy — 0.0%
56,224		Unipol Gruppo Finanziario SpA, 5.340%	355,978

		TOTAL PREFERRED STOCKS (Cost — $218,002)	364,417

RIGHTS — 0.0%
Portugal — 0.0%
23,313		Mota-Engil Africa(a)*	11,347

Singapore — 0.0%
44,800		AIMS AMP Capital Industrial REIT(d)*	8,486

		TOTAL RIGHTS (Cost — $0)	19,833

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $879,378,380)	1,045,352,752

Face Amount†
SHORT-TERM INVESTMENTS(e) — 7.2%
MONEY MARKET FUND — 1.2%
$13,933,623		Invesco STIT — Government & Agency Portfolio(f) (Cost — $13,933,623)	13,933,623

TIME DEPOSITS — 6.0%
7,029,040		ANZ — London, 0.030% due 3/3/14	7,029,040
277,859	EUR	Bank of Nova Scotia — London, 0.020% due 3/3/14	383,668
		BBH — Grand Cayman:
104	CHF	0.001% due 3/3/14	118
161,747	SGD	0.005% due 3/3/14	127,661
2,110,791	JPY	0.005% due 3/3/14	20,679
25	EUR	0.020% due 3/3/14	35
4	GBP	0.078% due 3/3/14	6
1	CAD	0.282% due 3/3/14	1
1,727	NOK	0.600% due 3/3/14	288
10,727	AUD	1.737% due 3/3/14	9,581
1	NZD	1.850% due 3/3/14	1

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Face Amount†	Security	Value
TIME DEPOSITS — 6.0% — (continued)
$26,544,085	JPMorgan Chase & Co. — Nassau, 0.030% due 3/3/14	$26,544,085
32,205,507	Skandinaviska Enskilda Banken AB — Stockholm, 0.030% due 3/3/14	32,205,507

	TOTAL TIME DEPOSITS (Cost — $66,320,670)	66,320,670

	TOTAL SHORT-TERM INVESTMENTS (Cost — $80,254,293)	80,254,293

	TOTAL INVESTMENTS — 101.2% (Cost — $959,632,673#)	1,125,607,045

	Liabilities in Excess of Other Assets — (1.2)%	(13,378,020)

	TOTAL NET ASSETS — 100.0%	$1,112,229,025

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Illiquid security.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.0%.
(f)	Represents investment of collateral received from securities lending transactions.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SGD	— Singapore Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector^
Financials	20.6%
Consumer Discretionary	18.9
Industrials	12.0
Health Care	11.0
Information Technology	10.3
Consumer Staples	5.8
Materials	5.0
Energy	4.7
Telecommunication Services	3.0
Utilities	1.6
Short-Term Investments	7.1

100.0%

^	As a percentage of total investments.

For details of other financial instruments held by this Fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.3%
Argentina — 0.5%
60,879	YPF SA, ADR	$1,638,254

Brazil — 12.6%
659,350	AMBEV SA, ADR	4,747,320
136,400	Banco Bradesco SA, ADR	1,602,700
470,685	Banco do Brasil SA	4,176,156
283,923	BB Seguridade Participações SA	2,835,518
496,473	BM&FBovespa SA	2,142,896
275,900	CCR SA	1,901,576
55,100	Cia Energética de Minas Gerais, ADR(a)	319,029
184,764	Cielo SA	5,028,831
24,883	CPFL Energia SA	179,179
399,700	Cyrela Brazil Realty SA Empreendimentos e Participações	2,237,450
177,000	EDP — Energias do Brasil SA	677,487
303,000	Estacio Participações SA	2,870,191
239,200	Gerdau SA, ADR	1,495,000
51,626	Grupo BTG Pactual	603,876
88,989	Itaú Unibanco Holding SA, ADR	1,185,334
109,600	Localiza Rent a Car SA	1,463,807
69,600	Natura Cosméticos SA	1,029,509
145,500	Petróleo Brasileiro SA, ADR	1,696,530
314,160	Souza Cruz SA	2,738,910
21,487	Totvs SA	298,030
10,190	Ultrapar Participações SA	227,774
219,100	Vale SA, Class B Shares, ADR(a)	3,104,647
196,500	Via Varejo SA*	1,983,487

	Total Brazil	44,545,237

China — 9.7%
257,000	AAC Technologies Holdings Inc.(a)	1,174,320
4,955,000	Agricultural Bank of China Ltd., Class H Shares	2,094,896
299,000	Anhui Conch Cement Co., Ltd., Class H Shares(a)	1,086,848
1,814,000	Anton Oilfield Services Group(a)	1,260,659
34,129	Baidu Inc., ADR*	5,833,670
6,322	Bitauto Holdings Ltd., ADR*	252,880
6,578,380	China Construction Bank Corp., Class H Shares	4,514,672
865,000	China Merchants Bank Co., Ltd., Class H Shares	1,510,997
3,711,000	China National Materials Co., Ltd., Class H Shares	681,864
384,000	China Oilfield Services Ltd., Class H Shares	1,043,953
926,000	CNOOC Ltd.	1,513,094
393,000	First Tractor Co., Ltd., Class H Shares	250,135
32,000	NetEase Inc., ADR	2,213,440
48,700	New Oriental Education & Technology Group Inc., ADR	1,355,808
276,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	2,237,674
1,400	SouFun Holdings Ltd., ADR	110,292
25,752	Tencent Holdings Ltd.	2,060,099
131,653	Tsingtao Brewery Co., Ltd., Class H Shares	986,541
233,800	Weichai Power Co., Ltd., Class H Shares	894,090
695,500	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	2,214,036
1,438,400	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(a)	1,073,084

	Total China	34,363,052

Colombia — 1.8%
27,700	Bancolombia SA, ADR(a)	1,398,850
366,800	Pacific Rubiales Energy Corp.	5,050,517

	Total Colombia	6,449,367

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Cyprus — 1.2%
37,896	Eurasia Drilling Co., Ltd., GDR	$1,127,240
251,097	Globaltrans Investment PLC, GDR	3,259,783

	Total Cyprus	4,387,023

Egypt — 0.4%
276,445	Commercial International Bank Egypt SAE, GDR	1,338,963

Hong Kong — 4.3%
55,913	China Mobile Ltd., ADR	2,658,663
1,445,000	China State Construction International Holdings Ltd.	2,472,528
50,611	Dairy Farm International Holdings Ltd.	464,261
134,149	Galaxy Entertainment Group Ltd.*	1,348,768
1,709,200	Huabao International Holdings Ltd.	819,982
280,706	Link REIT (The)	1,303,066
382,262	Power Assets Holdings Ltd.	3,196,033
1,115,500	Techtronic Industries Co.	2,965,517

	Total Hong Kong	15,228,818

Hungary — 0.5%
95,891	OTP Bank PLC	1,703,393

India — 12.1%
98,643	Asian Paints Ltd.	749,967
265,900	Aurobindo Pharma Ltd.	2,258,563
43,752	Axis Bank Ltd.	891,302
62,370	Axis Bank Ltd., GDR	1,278,583
432,843	Cairn India Ltd.	2,277,989
186,633	Cipla Ltd.	1,162,824
23,161	Colgate-Palmolive India Ltd.	493,127
42,620	Havells India Ltd.	531,222
381,648	HDFC Bank Ltd.	4,104,869
54,100	HDFC Bank Ltd., ADR	1,817,219
326,277	Hindustan Unilever Ltd.	2,903,184
335,037	Housing Development Finance Corp.	4,424,878
85,200	ICICI Bank Ltd., ADR	3,039,936
933,789	ITC Ltd.	4,910,379
75,112	Kotak Mahindra Bank Ltd.	833,012
34,158	Maruti Suzuki India Ltd.	882,777
12,466	Nestle India Ltd.	977,367
62,619	Reliance Industries Ltd.	808,701
177,716	Shriram Transport Finance Co., Ltd.	1,697,909
223,498	Sun Pharmaceutical Industries Ltd.	2,341,017
29,384	Tata Consultancy Services Ltd.	1,081,354
69,000	Tata Motors Ltd., ADR	2,406,720
7,439	United Spirits Ltd.	288,071
46,400	Westlife Development Ltd.*	276,587
90,954	Zee Entertainment Enterprises Ltd.	401,109

	Total India	42,838,666

Indonesia — 4.2%
2,007,500	Astra International Tbk PT	1,204,480
1,137,383	Bank Central Asia Tbk PT	1,004,187
3,031,162	Bank Mandiri Persero Tbk PT	2,385,189
2,770,800	Bank Rakyat Indonesia Persero Tbk PT	2,220,865
1,219,067	Semen Indonesia Persero Tbk PT	1,579,964
6,669,950	Telekomunikasi Indonesia Persero Tbk PT	1,330,827
75,100	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,946,173
462,111	Unilever Indonesia Tbk PT	1,140,276

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Indonesia — 4.2% — (continued)
687,378	United Tractors Tbk PT	$1,126,251

	Total Indonesia	14,938,212

Jersey, Channel Islands — 0.5%
10,056	Randgold Resources Ltd.	796,189
10,443	Randgold Resources Ltd., ADR	825,415

	Total Jersey, Channel Islands	1,621,604

Luxembourg — 0.2%
21,525	Oriflame Cosmetics SA(a)	546,499

Macau — 2.4%
754,993	Sands China Ltd.	6,342,566
465,000	Wynn Macau Ltd.	2,240,652

	Total Macau	8,583,218

Malaysia — 1.7%
81,786	British American Tobacco Malaysia Bhd	1,497,110
896,600	Genting Malaysia Bhd	1,190,248
551,075	Malayan Banking Bhd	1,644,965
278,600	Public Bank Bhd	1,622,667

	Total Malaysia	5,954,990

Mexico — 5.1%
6,700	Coca-Cola Femsa SAB de CV, ADR	649,699
28,256	Fomento Económico Mexicano SAB de CV, ADR	2,419,279
1,189,500	Genomma Lab Internacional SAB de CV, Class B Shares*	2,804,699
283,590	Grupo Financiero Banorte SAB de CV, Class O Shares	1,841,688
119,899	Grupo Financiero Santander Mexico SAB de CV, ADR	1,323,685
309,471	Grupo México SAB de CV, Class B Shares	950,454
61,932	Grupo Televisa SAB, ADR	1,821,420
64,033	Industrias Peñoles SAB de CV	1,551,575
350,500	Kimberly-Clark de México SAB de CV, Class A Shares	851,095
23,254	Promotora y Operadora de Infraestructura SAB de CV*	301,680
1,612,233	Wal-Mart de Mexico SAB de CV, Class V Shares	3,414,844

	Total Mexico	17,930,118

Netherlands — 1.7%
35,069	OCI*	1,714,679
114,986	Yandex NV, Class A Shares*	4,311,975

	Total Netherlands	6,026,654

Pakistan — 0.7%
409,462	Oil & Gas Development Co., Ltd.	1,030,698
634,016	Pakistan Petroleum Ltd.	1,317,650

	Total Pakistan	2,348,348

Peru — 0.5%
14,600	Credicorp Ltd.	1,896,540

Philippines — 1.0%
33,600	Philippine Long Distance Telephone Co., ADR	2,022,720
99,920	SM Investments Corp.	1,554,213

	Total Philippines	3,576,933

Poland — 0.2%
66,147	Eurocash SA	870,329

Qatar — 0.3%
25,345	Qatar Electricity & Water Co.	1,212,907

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Russia — 6.8%
964,788	Alrosa AO	$1,041,931
305,518	Gazprom OAO, ADR	2,346,408
16,265	Lukoil OAO, ADR	893,103
16,473	Magnit OJSC, GDR(b)	922,488
18,700	Mail.ru Group Ltd., GDR	792,544
51,738	MegaFon OAO, GDR(b)	1,500,402
145,200	Mobile Telesystems OJSC, ADR	2,500,344
24,624	NovaTek OAO, GDR	3,112,448
2,364,255	Sberbank of Russia	6,002,720
147,033	TMK OAO, GDR	1,507,187
688,555	VTB Bank OJSC, GDR	1,582,285
107,556	X5 Retail Group NV, GDR*	1,906,261

	Total Russia	24,108,121

Singapore — 0.4%
116,106	DBS Group Holdings Ltd.	1,511,492

South Africa — 5.4%
80,616	Bidvest Group Ltd.	1,904,850
91,953	Exxaro Resources Ltd.	1,225,004
61,167	Imperial Holdings Ltd.	965,829
55,653	MTN Group Ltd.	1,020,806
12,906	Naspers Ltd., Class N Shares	1,562,147
69,124	Nedbank Group Ltd.	1,358,583
257,080	PPC Ltd.	703,456
96,644	Remgro Ltd.	1,673,627
249,755	Sanlam Ltd.	1,225,890
136,145	Shoprite Holdings Ltd.	1,786,767
169,174	Standard Bank Group Ltd.	1,943,598
37,667	Tiger Brands Ltd.	857,778
118,549	Truworths International Ltd.	758,993
112,981	Vodacom Group Ltd.	1,258,775
133,295	Woolworths Holdings Ltd.	793,255

	Total South Africa	19,039,358

South Korea — 8.1%
18,351	Coway Co., Ltd.	1,176,683
255,808	Hanwha Life Insurance Co., Ltd.	1,642,441
9,741	Hyundai Mobis	2,873,853
27,910	Kangwon Land Inc.*	836,001
64,560	KB Financial Group Inc.	2,408,821
26,846	Kia Motors Corp.	1,389,345
39,530	Korea Aerospace Industries Ltd.	1,165,696
24,755	KT&G Corp.	1,815,415
2,527	LG Household & Health Care Ltd.	1,084,098
1,180	Orion Corp.*	989,164
6,990	Samsung Electronics Co., Ltd.	8,861,313
72,700	Shinhan Financial Group Co., Ltd.	3,016,436
35,520	SK Hynix Inc.*	1,294,755

	Total South Korea	28,554,021

Spain — 0.6%
263,960	Cemex Latam Holdings SA*	2,101,983

Taiwan — 4.2%
122,100	Catcher Technology Co., Ltd.	885,118
233,380	Hiwin Technologies Corp.	2,344,512
291,755	Hon Hai Precision Industry Co., Ltd., GDR	1,633,305

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Taiwan — 4.2% — (continued)
234,000	MediaTek Inc.	$3,432,829
221,904	President Chain Store Corp.	1,378,733
338,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,210,937
225,615	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,076,863

	Total Taiwan	14,962,297

Thailand — 2.6%
119,800	Advanced Info Service PCL	777,300
219,700	Bangkok Bank PCL	1,160,357
53,603	Bangkok Dusit Medical Services PCL, Class F Shares	210,983
1,955,700	CP ALL PCL	2,360,431
233,400	Kasikornbank PCL	1,245,418
219,964	PTT Exploration & Production PCL	1,041,650
87,900	Siam Cement PCL (The)	1,153,232
2,627,400	Thai Beverage PCL	1,162,186

	Total Thailand	9,111,557

Turkey — 2.6%
335,480	Akbank TAS	870,590
351,259	Aselsan Elektronik Sanayi Ve Ticaret AS	1,275,917
13,290	Coca-Cola Icecek AS	257,631
1,330,178	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT Shares	1,359,413
445,202	KOC Holding AS	1,650,412
198,701	TAV Havalimanlari Holding AS	1,405,717
254,232	Turkcell Iletisim Hizmetleri AS*	1,328,074
675,546	Türkiye Is Bankasi, Class C Shares	1,254,003

	Total Turkey	9,401,757

United Kingdom — 3.4%
129,758	British American Tobacco PLC	7,032,133
104,139	SABMiller PLC	5,042,852

	Total United Kingdom	12,074,985

United States — 0.6%
27,200	First Cash Financial Services Inc.*	1,436,976
25,000	Freeport-McMoRan Copper & Gold Inc.	815,500

	Total United States	2,252,476

	TOTAL COMMON STOCKS (Cost — $321,876,355)	341,117,172

PREFERRED STOCKS — 0.9%
Brazil — 0.9%
199,485	Itausa — Investimentos Itau SA, 0.00%	725,929
1,233,700	Marcopolo SA	2,448,311

	TOTAL PREFERRED STOCKS (Cost — $4,462,357)	3,174,240

RIGHT — 0.0%
Brazil — 0.0%
3,063	Itausa — Investimentos Itau SA* (Cost — $0)	2,888

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $326,338,712)	344,294,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (c) — 5.3%
MONEY MARKET FUND — 2.5%
$8,878,554		Invesco STIT — Government & Agency Portfolio(d) (Cost — $8,878,554)	$8,878,554

TIME DEPOSITS — 2.8%
1,393,485		ANZ — London, 0.030% due 3/3/14	1,393,485
862,619	HKD	BBH — Grand Cayman, 0.005% due 3/3/14	111,148
5,012,521		Standard Chartered Bank — Nassau, 0.030% due 3/3/14	5,012,521
3,481,778		Wells Fargo — Grand Cayman, 0.030% due 3/3/14	3,481,778

		TOTAL TIME DEPOSITS (Cost — $9,998,932)	9,998,932

		TOTAL SHORT-TERM INVESTMENTS (Cost — $18,877,486)	18,877,486

		TOTAL INVESTMENTS — 102.5% (Cost — $345,216,198#)	363,171,786

		Liabilities in Excess of Other Assets — (2.5)%	(8,900,122)

		TOTAL NET ASSETS — 100.0%	$354,271,664

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Inclusive of all short term holdings, including investment of collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.8%.
(d)	Represents investment of collateral received from securities lending transactions.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currency Abbreviations used in this schedule:
HKD	— Hong Kong Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Summary of Investments by Security Sector^
Financials	25.1%
Consumer Staples	15.8
Information Technology	12.3
Consumer Discretionary	11.0
Industrials	8.5
Energy	8.0
Materials	5.4
Telecommunication Services	4.8
Health Care	2.4
Utilities	1.5
Short-Term Investments	5.2

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 29.4%
FHLMC — 4.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
$1,065	9.500% due 6/1/16	$1,072
35,823	8.500% due 11/1/16 — 7/1/17	36,116
11,265	8.000% due 1/1/17 — 6/1/17	11,512
42,177	2.375% due 12/1/34(a)	45,000
42,999	2.522% due 1/1/35(a)	46,157
369,296	2.557% due 3/1/36(a)	394,301
41,429	1.945% due 2/1/37(a)	43,618
100,245	2.189% due 5/1/37(a)	106,331
107,130	2.495% due 5/1/37(a)	113,322
85,014	3.130% due 3/1/41(a)	89,296
227,966	2.029% due 7/1/42(a)	234,675
	Gold:
874,992	6.500% due 7/1/14 — 9/1/39	971,137
1,264,030	6.000% due 5/1/16 — 6/1/39	1,391,267
5,653,135	5.500% due 2/1/17 — 2/1/40	6,255,352
4,967	8.500% due 2/1/18	5,175
1,250,510	5.000% due 6/1/21 — 4/1/41	1,369,106
14,882,328	4.000% due 10/1/25 — 8/1/43	15,677,066
2,632,574	2.500% due 11/1/27	2,651,958
2,149,407	4.500% due 4/1/29 — 7/1/41	2,315,899
63,061	7.000% due 3/1/39	69,621
3,410,263	3.500% due 12/1/42 — 5/1/43	3,444,637
683,242	3.000% due 2/1/43	663,531
600,000	3.500% due 3/1/44(b)	606,938
1,000,000	4.000% due 3/15/44(b)	1,045,820

	TOTAL FHLMC	37,588,907

FNMA — 22.1%
	Federal National Mortgage Association (FNMA):
4,396,188	5.500% due 12/1/15 — 5/1/40	4,859,216
1,204	8.500% due 4/1/17	1,290
3,828	8.000% due 8/1/17	3,852
1,082,690	5.179% due 5/1/19	1,226,756
17,605,239	4.000% due 10/1/19 — 2/1/44	18,517,082
1,035,000	4.400% due 2/1/20	1,143,764
1,099,523	4.762% due 2/1/20	1,229,807
1,181,554	4.666% due 7/1/20	1,319,373
1,145,000	3.459% due 11/1/20	1,211,135
1,266,986	3.976% due 11/1/20	1,380,604
1,015,688	6.000% due 9/1/21 — 12/1/38	1,132,689
93	9.500% due 11/1/21	94
3,525,920	5.000% due 12/1/21 — 5/1/42	3,857,613
1,192,690	2.646% due 10/1/22	1,177,452
1,176,049	2.460% due 4/1/23	1,138,154
11,608,443	4.500% due 3/1/24 — 12/1/41	12,505,722
22,903,402	3.500% due 11/1/25 — 9/1/43	23,336,545
236,756	7.000% due 9/1/26 — 4/1/37	262,769
4,308,617	2.500% due 11/1/27 — 10/1/42	4,245,377
6,630,000	3.000% due 3/1/28 — 3/25/44(b)	6,525,162
6,055,000	3.500% due 3/1/28 — 3/25/44(b)	6,213,992
12,248,089	3.000% due 11/1/28 — 9/1/43	12,132,487
1,210,000	2.500% due 3/25/29(b)	1,216,428
43,567	2.690% due 3/1/30(a)	43,612

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
FNMA — 22.1% — (continued)
$559,304	2.265% due 3/1/34(a)	$595,169
111,425	2.245% due 12/1/34(a)	118,869
11,776	2.255% due 12/1/34(a)	12,502
129,557	2.359% due 9/1/35(a)	137,722
137,776	2.056% due 10/1/35(a)	145,351
190,444	2.149% due 10/1/35(a)	201,501
135,916	2.041% due 11/1/35(a)	143,435
35,921	2.078% due 11/1/35(a)	37,966
33,090	2.094% due 11/1/35(a)	35,062
94,883	2.096% due 11/1/35(a)	100,058
42,968	2.110% due 11/1/35(a)	45,419
43,889	2.119% due 11/1/35(a)	46,393
30,372	2.123% due 11/1/35(a)	32,088
434,814	2.250% due 1/1/36(a)	462,075
153,611	5.784% due 6/1/36(a)	165,385
454,438	2.636% due 8/1/36(a)	486,070
217,539	2.419% due 9/1/36(a)	231,597
60,362	2.459% due 12/1/36(a)	64,263
103,259	5.814% due 2/1/37(a)	111,533
556,030	2.194% due 4/1/37(a)	587,912
520,924	4.742% due 4/1/37(a)	559,141
281,727	5.399% due 5/1/37(a)	302,788
248,835	5.828% due 8/1/37(a)	268,200
1,217,708	6.500% due 9/1/37 — 5/1/40	1,363,280
131,903	2.927% due 2/1/41(a)	138,206
319,084	3.248% due 7/1/41(a)	338,754
252,969	2.018% due 7/1/42(a)	258,243
66,994	2.319% due 7/1/42(a)	69,569
22,000,000	5.000% due 3/1/43(b)	24,090,007
500,000	5.500% due 3/1/43(b)	552,110
50,755,000	4.000% due 4/1/43 — 3/25/44(b)	53,197,821
5,620,000	4.500% due 3/25/44 — 4/25/44(b)	6,035,422

	TOTAL FNMA	195,614,886

GNMA — 3.1%
	Government National Mortgage Association (GNMA):
1,791	9.500% due 12/15/16 — 8/15/17	1,804
9,531	8.500% due 5/15/17 — 5/15/30	10,253
3,078	9.000% due 8/15/30 — 9/15/30	3,353
8,720	4.500% due 9/15/33	9,573
198,601	6.000% due 12/15/33 — 5/15/38	223,567
332,480	6.500% due 1/15/34 — 10/15/38	378,414
1,316,994	5.000% due 10/15/34 — 9/15/40	1,457,332
186,588	5.500% due 5/15/37 — 6/15/38	207,157
823,627	4.000% due 6/15/41 — 7/15/41	878,561
	Government National Mortgage Association (GNMA) II:
4,935	8.500% due 1/20/17	5,250
6,650	9.000% due 4/20/17 — 11/20/21	7,255
89,707	1.625% due 2/20/26 — 10/20/27(a)	93,532
1,023	8.000% due 3/20/30	1,254
29,570	2.000% due 5/20/30(a)	30,978
365,714	6.000% due 7/20/37 — 11/20/40	413,482
4,965,948	4.500% due 1/20/40 — 10/20/41	5,415,012
687,539	5.000% due 7/20/40 — 9/20/41	761,399
824,650	4.000% due 11/20/40 — 7/20/42	876,178

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
GNMA — 3.1% — (continued)
$493,048		3.000% due 1/20/43	$489,903
2,819,833		3.500% due 6/20/43 — 11/20/43	2,909,924
1,290,000		3.000% due 3/15/44(b)	1,278,309
6,760,000		3.500% due 3/15/44(b)	6,963,328
2,000,000		4.500% due 3/15/44(b)	2,173,984
2,500,000		4.000% due 3/20/44(b)	2,651,563

		TOTAL GNMA	27,241,365

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $257,839,799)	260,445,158

CORPORATE BONDS & NOTES — 25.1%
Aerospace & Defense — 0.1%
		United Technologies Corp., Senior Unsecured Notes:
300,000	A	3.100% due 6/1/22	301,401
210,000	A	4.500% due 6/1/42	215,029

		Total Aerospace & Defense	516,430

Airlines — 0.5%
727,800	A-	American Airlines 2013-2 Class A Pass Through Trust, Equipment Trust, 4.950% due 1/15/23(c)	778,746
		Continental Airlines Inc., Pass Thru Certificates:
183,636	BBB+	6.648% due 9/15/17	194,195
353,723	BBB+	7.256% due 3/15/20	393,516
980,082	A	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,151,597
451,553	BBB	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.611% due 8/15/16(a)	445,909
625,000	BBB-	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.686% due 11/15/16(a)	603,906
320,947	A+	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	370,694
66,107	BBB+	UAL 2009-2A Pass Through Trust, Pass Thru Certificates, 9.750% due 1/15/17	76,023
601,307	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	678,575

		Total Airlines	4,693,161

Automobiles — 0.3%
330,000	A-	Daimler Finance North America LLC, Company Guaranteed Notes, 2.625% due 9/15/16(c)	343,096
320,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	310,612
		Volkswagen International Finance NV, Company Guaranteed Notes:
1,200,000	A-	0.857% due 4/1/14(a)(c)	1,200,511
900,000	A-	2.875% due 4/1/16(c)(d)	936,743

		Total Automobiles	2,790,962

Beverages — 0.9%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
1,200,000	A	4.125% due 1/15/15	1,238,484
620,000	A	5.000% due 4/15/20	706,693
585,000	A	2.500% due 7/15/22	554,531
260,000	A	3.750% due 7/15/42	232,700
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	600,532
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	240,563
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	195,558
2,400,000	BBB+	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(c)(d)	2,457,665
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17(c)	119,830
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	50,299

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Beverages — 0.9% — (continued)
		PepsiCo Inc., Senior Unsecured Notes:
$450,000	A-	0.700% due 8/13/15	$451,738
310,000	A-	7.900% due 11/1/18	391,750
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(c)	208,658
390,000	BBB-	4.450% due 1/15/22(c)	408,826

		Total Beverages	7,857,827

Biotechnology — 0.0%
245,000	A	Amgen Inc., Senior Unsecured Notes, 5.375% due 5/15/43	267,149

Capital Markets — 0.7%
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% due 12/29/49(a)	346,500
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
70,000	A-	6.000% due 5/1/14	70,616
515,000	A-	3.700% due 8/1/15	535,606
800,000	A-	6.250% due 9/1/17	921,303
950,000	A-	6.150% due 4/1/18	1,095,917
624,000	A-	2.900% due 7/19/18	641,930
150,000	A-	7.500% due 2/15/19	183,919
1,000,000	A-	6.000% due 6/15/20	1,163,198
50,000	A-	5.750% due 1/24/22	57,192
105,000	A-	3.625% due 1/22/23	103,739
205,000	Baa1(e)	4.000% due 3/3/24	205,586
630,000	A-	6.250% due 2/1/41	758,332
225,000	A-	Goldman Sachs Group, Inc. (The), Unsecured Notes, 2.625% due 1/31/19	226,529
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(d)(f)	0

		Total Capital Markets	6,310,367

Chemicals — 0.2%
160,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21(c)	159,800
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	150,330
		LyondellBasell Industries NV, Senior Unsecured Notes:
355,000	BBB	5.000% due 4/15/19	398,655
200,000	BBB	6.000% due 11/15/21	236,046
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	67,093
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	222,685

		Total Chemicals	1,234,609

Commercial Banks — 5.1%
1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14(c)	1,432,519
		Ally Financial Inc., Company Guaranteed Notes:
1,900,000	BB	8.300% due 2/12/15	2,028,250
200,000	BB	8.000% due 3/15/20	248,500
200,000	AA-	ANZ New Zealand International Ltd., Bank Guaranteed Notes, 1.850% due 10/15/15(c)	203,880
		Bank of America Corp., Senior Unsecured Notes:
850,000	Baa2(e)	8.950% due 5/18/17(a)	971,677
1,584,000	Baa2(e)	9.570% due 6/6/17(a)	1,868,249
380,000	A-	7.375% due 5/15/14	385,151
1,000,000	A-	4.500% due 4/1/15	1,040,622
620,000	A-	1.500% due 10/9/15	626,857
495,000	A-	3.750% due 7/12/16	526,089
230,000	A-	6.500% due 8/1/16	259,165
600,000	A-	5.625% due 10/14/16	666,488
290,000	A-	3.875% due 3/22/17	311,420
40,000	A-	5.750% due 12/1/17	45,663

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks — 5.1% — (continued)
$4,690,000	A-	5.650% due 5/1/18	$5,365,862
500,000	A-	5.000% due 5/13/21	556,515
100,000	A-	5.700% due 1/24/22	115,751
800,000	A-	3.300% due 1/11/23	779,844
505,000	A-	4.125% due 1/22/24	517,346
480,000	A-	5.000% due 1/21/44	502,056
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	341,377
780,000	Aaa(e)	Bank of Nova Scotia, Covered Notes, 1.650% due 10/29/15(c)	795,690
1,200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 5.200% due 7/10/14	1,220,128
320,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	329,347
315,000	Baa2(e)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(c)	300,037
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	710,615
924,000	BBB	3.500% due 6/15/23	903,515
800,000	BBB	Chase Capital III, Limited Guaranteed Notes, 0.786% due 3/1/27(a)	668,000
430,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 1.250% due 9/18/15	434,895
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Bank Guaranteed Notes:
200,000	AA-	3.375% due 1/19/17	213,471
310,000	A	4.625% due 12/1/23	319,295
400,000	A-	Junior Subordinated Notes, 11.000% due 12/29/49(a)(c)	529,000
660,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 9.750% due 6/29/49	695,475
		Credit Suisse AG:
1,095,000	Aaa(e)	Covered Notes, 2.600% due 5/27/16(c)	1,139,904
300,000	BBB	Subordinated Notes, 5.400% due 1/14/20	338,292
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(c)	1,727,611
1,600,000	A	HSBC Bank USA NA, Subordinated Notes, 6.000% due 8/9/17	1,813,779
770,000	A	ING Bank NV, Senior Unsecured Notes, 3.750% due 3/7/17(c)	823,056
		Lloyds Bank PLC:
210,000	BBB	Bank Guaranteed Notes, 6.500% due 9/14/20(c)	242,013
2,800,000	BBB-	Junior Subordinated Notes, 12.000% due 12/29/49(a)(c)	3,857,000
600,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49(c)	601,060
675,000	A-	National City Bank, Subordinated Notes, 0.612% due 6/7/17(a)	669,483
300,000	A	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(c)	318,455
		Royal Bank of Scotland Group PLC:
1,040,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(a)	1,112,800
		Senior Unsecured Notes:
70,000	BBB+	2.550% due 9/18/15	71,649
300,000	BBB+	6.400% due 10/21/19	349,539
		Subordinated Notes:
50,000	BB+	4.700% due 7/3/18	51,886
320,000	BB+	6.100% due 6/10/23	332,697
200,000	BBB	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(c)	203,829
		UBS AG:
1,007,000	Aaa(e)	Covered Notes, 1.875% due 1/23/15(c)	1,020,137
460,000	A	Senior Unsecured Notes, 3.875% due 1/15/15	473,837
250,000	A+	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	289,879
630,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(a)	612,675
		Wells Fargo & Co., Subordinated Notes:
330,000	A	3.450% due 2/13/23	323,392
325,000	A	4.125% due 8/15/23	331,883
299,000	A	4.480% due 1/16/24	313,422
175,000	A	5.375% due 11/2/43	187,872
170,000	A	5.606% due 1/15/44	188,363
240,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	242,473

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks — 5.1% — (continued)
		Westpac Banking Corp.:
$1,075,000	Aaa(e)	Covered Notes, 1.375% due 7/17/15(c)	$1,088,226
480,000	AA-	Senior Unsecured Notes, 4.875% due 11/19/19	539,798

		Total Commercial Banks	45,177,759

Commercial Services & Supplies — 0.0%
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	43,521
70,000	A-	7.375% due 5/15/29	88,971

		Total Commercial Services & Supplies	132,492

Consumer Finance — 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB-	3.875% due 1/15/15	513,919
200,000	BBB-	2.750% due 5/15/15	204,745
1,300,000	BBB-	5.625% due 9/15/15	1,391,952
1,425,000	BBB-	1.700% due 5/9/16	1,445,490
500,000	BBB-	6.625% due 8/15/17	580,566
610,000	BBB-	8.125% due 1/15/20	773,594
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17(c)	101,152
		SLM Corp., Senior Unsecured Notes:
380,000	BBB-	3.875% due 9/10/15	394,864
360,000	BBB-	8.000% due 3/25/20	417,150
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	409,272

		Total Consumer Finance	6,232,704

Containers & Packaging — 0.1%
		Ball Corp., Company Guaranteed Notes:
310,000	BB+	5.750% due 5/15/21	331,700
270,000	BB+	5.000% due 3/15/22	280,125
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB-	3.500% due 3/1/20	122,957
50,000	BBB-	4.000% due 3/1/23	50,795

		Total Containers & Packaging	785,577

Distributors — 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14(c)	301,802

Diversified Financial Services — 4.4%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	68,654
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66(a)	338,287
1,200,000	BB(g)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(c)	1,260,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	23,322
2,280,000	A	7.250% due 2/1/18	2,733,515
400,000	A+	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15(c)	412,286
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(c)	1,567,380
		Citigroup Inc., Senior Unsecured Notes:
2,085,000	A-	1.250% due 1/15/16	2,098,805
2,500,000	A-	1.199% due 7/25/16(a)	2,529,372
1,300,000	A-	0.916% due 11/15/16(a)	1,307,287
500,000	A-	2.500% due 9/26/18	506,541
		Citigroup Inc., Subordinated Notes:
400,000	BBB+	5.000% due 9/15/14	409,425
200,000	BBB+	4.875% due 5/7/15	209,198

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services — 4.4% — (continued)
$250,000	BBB+	5.500% due 9/13/25	$270,061
310,000	BBB+	6.675% due 9/13/43	367,411
471,000	BBB	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	545,668
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(c)	121,849
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a)(c)	1,310,303
195,000	BBB-	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	220,765
		General Electric Capital Corp.:
		Senior Unsecured Notes:
700,000	AA+	0.284% due 3/20/14(a)	699,980
500,000	AA+	0.545% due 6/20/14(a)	500,542
750,000	AA+	0.434% due 5/11/16(a)	749,318
910,000	AA+	5.625% due 5/1/18	1,051,641
1,025,000	AA+	0.716% due 8/15/36(a)	854,357
425,000	AA+	6.150% due 8/7/37	518,726
180,000	AA+	6.875% due 1/10/39	237,935
		Subordinated Notes:
170,000	AA	5.300% due 2/11/21	192,206
760,000	AA-	6.375% due 11/15/67(a)	843,600
430,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	506,177
130,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22(c)	132,925
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a)(c)	259,200
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14(c)	515,625
880,000	BBB-	6.750% due 9/1/16(c)	991,100
590,000	BBB-	7.125% due 9/1/18(c)	688,825
		John Deere Capital Corp.:
70,000	A	Senior Notes, 1.700% due 1/15/20	67,871
130,000	A	Unsecured Notes, 2.250% due 4/17/19	131,784
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,900,000	A	3.400% due 6/24/15	1,968,409
2,400,000	A	1.100% due 10/15/15	2,414,950
480,000	A	3.450% due 3/1/16	504,752
745,000	A	2.000% due 8/15/17	757,688
295,000	A	6.000% due 1/15/18	341,406
90,000	A	4.400% due 7/22/20	98,157
620,000	A	3.875% due 2/1/24	627,108
		Subordinated Notes:
330,000	A-	5.150% due 10/1/15	351,681
630,000	A-	6.125% due 6/27/17	722,422
200,000	A-	3.375% due 5/1/23	191,154
105,000	A-	5.625% due 8/16/43	115,030
500,000	A+	JPMorgan Chase Bank N.A., Senior Unsecured Notes, 0.486% due 7/30/15(a)	500,894
1,450,000	BBB	JPMorgan Chase Capital XIII, Limited Guaranteed Notes, 1.197% due 9/30/34(a)	1,189,000
900,000	BBB	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.236% due 5/15/47(a)	677,250
500,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(c)	614,882
335,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(c)	427,643
300,000	A+	SSIF Nevada LP, Bank Guaranteed Notes, 0.942% due 4/14/14(a)(c)	300,220
		State Street Corp.:
470,000	BBB+	Junior Subordinated Debentures Notes, 4.956% due 3/15/18	517,849
250,000	A	Subordinated Notes, 3.100% due 5/15/23	239,237
312,235	Baa2(e)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(c)	331,917
140,000	A-	Vesey Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.404% due 9/1/16	150,786

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services — 4.4% — (continued)
$750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(c)	$808,125

		Total Diversified Financial Services	39,092,501

Diversified Telecommunication Services — 1.2%
		AT&T Inc., Senior Unsecured Notes:
1,270,000	A-	5.100% due 9/15/14	1,301,628
330,000	A-	5.500% due 2/1/18	375,621
10,000	A-	5.800% due 2/15/19	11,690
160,000	BBB+	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	204,497
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	241,480
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
120,000	B+	8.500% due 11/1/19	130,200
60,000	B+	7.500% due 4/1/21	66,450
300,000	B+	5.500% due 8/1/23(c)	297,750
140,000	BBB-	Koninklijke KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	187,240
90,000	BB-	tw telecom holdings inc., Company Guaranteed Notes, 5.375% due 10/1/22	92,138
		Verizon Communications Inc., Senior Unsecured Notes:
600,000	BBB+	1.773% due 9/15/16(a)	617,067
2,100,000	BBB+	2.500% due 9/15/16	2,180,552
40,000	BBB+	6.350% due 4/1/19	47,467
430,000	BBB+	4.500% due 9/15/20	466,473
1,560,000	BBB+	5.150% due 9/15/23	1,711,961
630,000	BBB+	6.400% due 9/15/33	751,324
205,000	BBB+	3.850% due 11/1/42	174,796
910,000	BBB+	6.550% due 9/15/43	1,118,051
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	863,190

		Total Diversified Telecommunication Services	10,839,575

Electric Utilities — 1.2%
36,000	BB-	Calpine Corp., Senior Secured Notes, 7.875% due 1/15/23(c)	40,680
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	258,913
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	288,159
		Dominion Resources Inc., Senior Unsecured Notes:
105,000	BBB+	7.195% due 9/15/14	108,602
390,000	BBB+	5.200% due 8/15/19	441,445
208,000	BB	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	208,780
110,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	113,337
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	225,211
20,000	CCC+	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	20,900
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,098,061
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	111,231
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	100,888
930,000	BB+	7.375% due 11/15/31	1,073,519
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	60,254
410,961	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	467,185
750,000	BB+	IPALCO Enterprises, Inc., Senior Secured Notes, 7.250% due 4/1/16(c)	832,500
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	975,537
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	293,382
275,000	BBB+	6.500% due 9/15/37	344,485
487,147	BB-	Miran Mid-Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	522,465

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Electric Utilities — 1.2% — (continued)
$80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	$99,643
340,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	404,910
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	227,712
500,000	BBB-	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	551,255
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	603,042
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(c)	248,686
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	153,434
25,000	A-	6.350% due 11/30/37	31,738
250,000	A-	4.000% due 1/15/43	236,805

		Total Electric Utilities	10,142,759

Electrical Equipment — 0.0%
30,000	A	ABB Finance USA, Inc., Company Guaranteed Notes, 4.375% due 5/8/42	29,584

Electronic Equipment, Instruments & Components — 0.1%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	365,873

Energy Equipment & Services — 0.0%
		Access Midstream Partners LP/ACMP Finance Corp., Company Guaranteed Notes:
60,000	BB	5.875% due 4/15/21	64,350
180,000	BB	6.125% due 7/15/22	196,200

		Total Energy Equipment & Services	260,550

Food & Staples Retailing — 0.1%
420,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 2.750% due 12/1/22	397,205
281,050	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	319,037
90,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	111,724

		Total Food & Staples Retailing	827,966

Food Products — 0.2%
180,000	BB-	Hawk Acquisition Sub Inc., Secured Notes, 4.250% due 10/15/20(c)	180,000
370,000	BBB+	Kellogg Co., Senior Unsecured Notes, 3.125% due 5/17/22	361,849
		Mondelez International Inc., Senior Unsecured Notes:
348,000	BBB-	5.375% due 2/10/20	397,736
300,000	BBB-	4.000% due 2/1/24	305,168
		Wm Wrigley Jr Co., Senior Unsecured Notes:
50,000	BBB+	2.400% due 10/21/18(c)	50,546
180,000	BBB+	2.900% due 10/21/19(c)	182,615
60,000	BBB+	3.375% due 10/21/20(c)	61,245

		Total Food Products	1,539,159

Health Care Equipment & Supplies — 0.1%
		Medtronic Inc., Senior Unsecured Notes:
150,000	AA-	4.450% due 3/15/20	166,834
100,000	AA-	5.550% due 3/15/40	114,970
210,000	A	St. Jude Medical Inc., Senior Unsecured Notes, 3.250% due 4/15/23	203,929

		Total Health Care Equipment & Supplies	485,733

Health Care Providers & Services — 0.6%
30,000	A+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	27,731
560,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	624,960
350,000	A-	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	399,893
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
120,000	BB+	6.500% due 9/15/18(c)	135,600
110,000	BB+	5.750% due 2/15/21(c)	118,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Health Care Providers & Services — 0.6% — (continued)
		HCA Inc.:
$210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22	$244,125
		Senior Unsecured Notes:
120,000	B-	7.190% due 11/15/15	131,250
29,000	B-	6.500% due 2/15/16	31,646
		Humana Inc., Senior Unsecured Notes:
400,000	BBB+	6.450% due 6/1/16	445,769
70,000	BBB+	3.150% due 12/1/22	67,018
30,000	BBB+	4.625% due 12/1/42	28,593
1,000,000	AA	Providence Health & Services Obligated Group, Unsecured Notes, 1.197% due 10/1/17(a)	995,265
121,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(c)	143,325
		Tenet Healthcare Corp., Senior Secured Notes:
170,000	B+	6.000% due 10/1/20(c)	183,069
100,000	B+	4.500% due 4/1/21	100,125
705,000	A	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	714,276
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,734
30,000	A-	5.875% due 6/15/17	34,150
510,000	A-	3.125% due 5/15/22	491,690
530,000	A-	3.300% due 1/15/23	511,557

		Total Health Care Providers & Services	5,509,026

Hotels, Restaurants & Leisure — 0.1%
390,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21(c)	413,156

Household Durables — 0.0%
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
110,000	BB-	7.750% due 4/15/20(c)	121,825
120,000	BB-	5.250% due 4/15/21(c)	119,100

		Total Household Durables	240,925

Household Products — 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	B+	7.125% due 4/15/19	106,875
200,000	B+	7.875% due 8/15/19	222,000

		Total Household Products	328,875

Independent Power Producers & Energy Traders — 0.0%
		AES Corp. (The), Senior Unsecured Notes:
74,000	BB-	7.750% due 10/15/15	81,585
60,000	BB-	7.375% due 7/1/21	68,550
90,000	BB-	4.875% due 5/15/23	87,750

		Total Independent Power Producers & Energy Traders	237,885

Industrial Conglomerates — 0.1%
		Eaton Corp., Company Guaranteed Notes:
140,000	A-	1.500% due 11/2/17	140,294
260,000	A-	2.750% due 11/2/22	248,257
160,000	A-	4.150% due 11/2/42	149,764
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	171,105
525,000	AA+	2.700% due 10/9/22	508,671

		Total Industrial Conglomerates	1,218,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Insurance — 0.8%
		American International Group Inc., Senior Unsecured Notes:
$400,000	A-	5.450% due 5/18/17	$450,278
330,000	A-	4.875% due 6/1/22	363,331
50,000	BBB-	ING US Inc., Company Guaranteed Notes, 2.900% due 2/15/18	51,724
525,000	A	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	546,249
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	911,760
1,300,000	AA-	MetLife Institutional Funding II, Secured Notes, 1.625% due 4/2/15(c)	1,315,092
350,000	AA-	Metropolitan Life Global Funding I, Secured Notes, 1.500% due 1/10/18(c)	344,230
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24(a)(c)	874,438
625,000	AA+	New York Life Global Funding, Secured Notes, 0.800% due 2/12/16(c)	627,759
		Prudential Financial Inc., Senior Unsecured Notes:
200,000	A	3.875% due 1/14/15	205,818
390,000	A	7.375% due 6/15/19	485,698
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(c)	217,423
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(c)	379,360

		Total Insurance	6,773,160

Life Sciences Tools & Services — 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
120,000	BBB	3.600% due 8/15/21	123,115
20,000	BBB	5.300% due 2/1/44	21,704

		Total Life Sciences Tools & Services	144,819

Machinery — 0.1%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	443,158

Media — 1.1%
		21st Century Fox America, Inc., Company Guaranteed Notes:
200,000	BBB+	5.300% due 12/15/14	207,826
30,000	BBB+	4.500% due 2/15/21	32,752
125,000	BBB+	8.500% due 2/23/25	164,013
25,000	BBB+	6.200% due 12/15/34	29,091
10,000	BBB+	6.900% due 8/15/39	12,513
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	137,962
555,000	BB-	8.125% due 4/30/20	610,500
150,000	BB-	6.500% due 4/30/21	161,063
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	285,163
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	34,800
540,000	A-	5.700% due 5/15/18	625,254
80,000	A-	6.500% due 11/15/35	99,303
50,000	A-	6.950% due 8/15/37	65,185
90,000	A-	6.550% due 7/1/39	113,685
185,000	A-	4.650% due 7/15/42	185,527
		Cox Communications Inc., Senior Unsecured Notes:
170,000	BBB	8.375% due 3/1/39(c)	218,317
10,000	BBB	4.700% due 12/15/42(c)	8,901
100,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	113,250
1,000,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 3.500% due 3/1/16	1,050,723
		DISH DBS Corp., Company Guaranteed Notes:
50,000	BB-	6.625% due 10/1/14	51,500
900,000	BB-	7.750% due 5/31/15	970,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Media — 1.1% — (continued)
$120,000	BB-	6.750% due 6/1/21	$134,700
25,000	BB-	5.000% due 3/15/23	24,875
		NBCUniversal Enterprise, Inc., Company Guaranteed Notes:
900,000	A-	0.776% due 4/15/16(a)(c)(d)	902,891
300,000	A-	1.974% due 4/15/19(c)	297,215
220,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	213,326
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	48,433
70,000	BBB+	Rogers Communications Inc., Company Guaranteed Notes, 6.750% due 3/15/15	74,383
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	622,923
480,000	A-	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	534,665
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	642,857
60,000	BBB	5.875% due 11/15/40	64,970
40,000	BBB	5.500% due 9/1/41	41,616
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	109,410
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	109,203
110,000	BBB	4.750% due 3/29/21	121,180
250,000	BBB	7.700% due 5/1/32	334,186
30,000	BBB	6.250% due 3/29/41	35,123
130,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23(c)	133,900
150,000	BBB	Viacom Inc., Senior Unsecured Notes, 4.250% due 9/1/23	155,162
30,000	BBB	WPP Finance 2010, Company Guaranteed Notes, 5.625% due 11/15/43	31,720
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	114,260

		Total Media	9,925,201

Metals & Mining — 0.8%
790,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	757,572
220,000	BBB	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	223,051
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	447,605
240,000	A+	5.000% due 9/30/43	254,557
		Cliffs Natural Resources Inc., Senior Unsecured Notes:
370,000	BBB-	3.950% due 1/15/18(h)	375,729
60,000	BBB-	4.800% due 10/1/20	58,949
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	AA-	4.750% due 10/15/14(c)	102,310
295,000	AA-	3.750% due 11/4/20(c)	303,608
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
31,000	BB-	7.000% due 11/1/15(c)	32,135
40,000	BB-	6.375% due 2/1/16(c)	41,346
80,000	BB-	6.875% due 2/1/18(c)	84,500
60,000	BB-	6.875% due 4/1/22(c)	65,325
		Freeport-McMoRan Copper & Gold Inc., Company Guaranteed Notes:
50,000	BBB	2.375% due 3/15/18	50,438
120,000	BBB	3.100% due 3/15/20	118,719
500,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	656,359
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	568,217
		Vale Overseas Ltd., Company Guaranteed Notes:
1,642,000	A-	4.375% due 1/11/22	1,646,341
260,000	A-	6.875% due 11/21/36	280,626
		Xstrata Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15(c)	324,317
280,000	BBB	2.700% due 10/25/17(c)	286,537

		Total Metals & Mining	6,678,241

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Multiline Retail — 0.0%
$290,000	BBB-	Dollar General Corp., Senior Unsecured Notes, 3.250% due 4/15/23	$272,777

Multi-Utilities — 0.0%
250,000	BBB-	CMS Energy Corp., Senior Unsecured Notes, 5.050% due 3/15/22	279,415

Oil, Gas & Consumable Fuels — 2.8%
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	309,147
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	150,289
75,000	BBB-	5.750% due 6/15/14	76,097
308,000	BBB-	5.950% due 9/15/16	344,233
827,000	BBB-	6.375% due 9/15/17	958,501
170,000	BBB-	6.450% due 9/15/36	202,277
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	607,312
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	97,425
		BP Capital Markets PLC, Company Guaranteed Notes:
225,000	A	4.742% due 3/11/21	251,215
360,000	A	3.245% due 5/6/22	359,219
160,000	A	2.750% due 5/10/23	150,221
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	283,801
300,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	346,500
130,000	BB-	Cie Générale de Géophysique — Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	133,250
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	98,887
110,000	BB+	5.500% due 10/1/22	116,050
230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	274,920
170,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	181,050
120,000	BBB-	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	124,394
205,000	BBB-	DCP Midstream Operating LP, Company Guaranteed Notes, 3.875% due 3/15/23	199,058
70,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 4.625% due 7/15/23	66,325
290,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	321,910
575,000	BBB-	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	746,231
460,000	BBB-	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 6.500% due 4/1/20	534,149
90,000	BB	Energy Transfer Equity LP, Senior Secured Notes, 7.500% due 10/15/20	103,275
		Energy Transfer Partners LP, Senior Unsecured Notes:
500,000	BBB-	8.250% due 11/15/29	620,016
158,000	BBB-	6.500% due 2/1/42	177,516
65,000	BBB-	5.950% due 10/1/43	68,810
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB+	5.600% due 10/15/14	335,037
160,000	BBB+	6.300% due 9/15/17	186,108
100,000	BBB+	5.700% due 2/15/42	110,773
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	66,297
160,000	BBB	7.300% due 8/15/31	202,246
215,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	281,461
290,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	305,225
170,000	BBB	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 6.850% due 2/15/20	202,667
240,000	BB	Kinder Morgan Finance Co. LLC, Senior Secured Notes, 6.000% due 1/15/18(c)	265,800
220,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 4.500% due 7/15/23	214,225
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	611,900
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	73,975
265,000	BBB	5.250% due 11/15/43	278,064

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.8% — (continued)
$280,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	$278,629
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,226,714
		Peabody Energy Corp., Company Guaranteed Notes:
60,000	BB	6.250% due 11/15/21(h)	62,175
190,000	BB	7.875% due 11/1/26	196,175
29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	31,908
205,000	B-	PVR Partners LP/Penn Virginia Resource Finance Corp. II, Company Guaranteed Notes, 8.375% due 6/1/20	230,112
2,110,000	BBB	Petrobras International Finance Co., Company Guaranteed Notes, 5.375% due 1/27/21	2,125,836
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	187,006
		Petroleos Mexicanos, Company Guaranteed Notes:
1,250,000	BBB+	3.500% due 1/30/23	1,171,875
150,000	BBB+	4.875% due 1/18/24	154,568
380,000	BBB+	6.375% due 1/23/45(c)	404,379
		Plains Exploration & Production Co., Company Guaranteed Notes:
460,000	BBB	6.125% due 6/15/19	508,875
20,000	BBB	6.875% due 2/15/23	22,400
		QEP Resources Inc., Senior Unsecured Notes:
40,000	BB+	6.875% due 3/1/21	44,200
50,000	BB+	5.250% due 5/1/23	50,125
		Range Resources Corp., Company Guaranteed Notes:
180,000	BB	5.000% due 8/15/22	186,300
120,000	BB	5.000% due 3/15/23	122,700
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	386,100
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(c)	338,076
60,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(c)	65,072
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	89,200
		Shell International Finance BV, Company Guaranteed Notes:
500,000	AA	0.307% due 11/10/15(a)	500,381
400,000	AA	0.446% due 11/15/16(a)	400,807
275,000	AA	2.000% due 11/15/18	278,249
360,000	AA	4.375% due 3/25/20	401,207
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17(c)	45,406
58,000	BBB-	8.000% due 3/1/32	77,638
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	569,469
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,666,657
		Transocean Inc., Company Guaranteed Notes:
223,000	BBB-	5.050% due 12/15/16	244,644
300,000	BBB-	6.375% due 12/15/21	337,067
		Weatherford International Ltd., Company Guaranteed Notes:
130,000	BBB-	4.500% due 4/15/22	135,819
70,000	BBB-	5.950% due 4/15/42	74,634
		Williams Cos., Inc. (The), Senior Unsecured Notes:
544,000	BBB-	7.875% due 9/1/21	649,509
87,000	BBB-	7.500% due 1/15/31	94,313
166,000	BBB-	8.750% due 3/15/32	199,113

		Total Oil, Gas & Consumable Fuels	24,593,194

Paper & Forest Products — 0.0%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	343,671

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Pharmaceuticals — 0.4%
		AbbVie, Inc., Senior Unsecured Notes:
$880,000	A	1.750% due 11/6/17	$887,166
150,000	A	2.900% due 11/6/22	145,117
235,000	A	4.400% due 11/6/42	231,913
140,000	BBB-	Actavis, Inc., Senior Unsecured Notes, 4.625% due 10/1/42	133,251
610,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16	647,410
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	769,043
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	181,364
240,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	291,132
60,000	BBB-	Zoetis, Inc., Senior Unsecured Notes, 3.250% due 2/1/23	57,988

		Total Pharmaceuticals	3,344,384

Real Estate Investment Trusts (REITs) — 1.3%
1,000,000	BBB-	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Company Guaranteed Notes, 2.000% due 2/6/17(c)	1,001,383
100,000	A-	Boston Properties LP, Senior Unsecured Notes, 3.850% due 2/1/23	100,623
700,000	BBB	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	806,697
2,100,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(c)	2,402,948
		HCP Inc., Senior Unsecured Notes:
750,000	BBB+	6.000% due 6/15/14	761,043
500,000	BBB+	6.000% due 1/30/17	565,182
775,000	BBB+	2.625% due 2/1/20	758,682
		Health Care REIT Inc., Senior Unsecured Notes:
1,395,000	BBB	4.950% due 1/15/21	1,518,696
425,000	BBB	6.500% due 3/15/41	512,352
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	676,618
140,000	A	Simon Property Group LP, Senior Unsecured Notes, 3.750% due 2/1/24	141,869
400,000	BBB-	SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part, Senior Unsecured Notes, 7.750% due 3/15/20	478,056
1,300,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,392,145
250,000	A-	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 6.750% due 9/2/19(c)	301,829

		Total Real Estate Investment Trusts (REITs)	11,418,123

Road & Rail — 0.1%
150,000	BBB+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.375% due 9/1/42	142,354
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15(c)	534,642
		Union Pacific Corp., Senior Unsecured Notes:
43,000	A	5.375% due 5/1/14	43,323
84,000	A	4.163% due 7/15/22	89,275

		Total Road & Rail	809,594

Software — 0.1%
120,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 5.625% due 9/15/21(c)	129,300
340,000	B+	First Data Corp., Senior Secured Notes, 6.750% due 11/1/20(c)	368,900
275,000	AAA	Microsoft Corp., Senior Unsecured Notes, 3.625% due 12/15/23	283,044
280,000	A+	Oracle Corp., Senior Unsecured Notes, 1.200% due 10/15/17	279,498

		Total Software	1,060,742

Specialty Retail — 0.2%
70,000	B	Michaels Stores Inc., Company Guaranteed Notes, 7.750% due 11/1/18	75,425
		QVC Inc., Senior Secured Notes:
385,000	BBB-	7.500% due 10/1/19(c)	411,937
554,000	BBB-	7.375% due 10/15/20(c)	600,503
100,000	BBB-	5.950% due 3/15/43	97,155
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	727,711

		Total Specialty Retail	1,912,731

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Tobacco — 0.3%
		Altria Group Inc., Company Guaranteed Notes:
$89,000	BBB	9.700% due 11/10/18	$118,451
260,000	BBB	9.250% due 8/6/19	346,451
230,000	BBB	4.750% due 5/5/21	251,503
150,000	BBB	9.950% due 11/10/38	238,629
160,000	BBB	5.375% due 1/31/44	167,636
358,000	A-	BAT International Finance PLC, Company Guaranteed Notes, 3.250% due 6/7/22(c)	352,500
10,000	BBB-	Lorillard Tobacco Co., Company Guaranteed Notes, 8.125% due 6/23/19	12,484
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	237,622
315,000	A	4.500% due 3/20/42	306,117
		Reynolds American Inc., Company Guaranteed Notes:
200,000	BBB-	1.050% due 10/30/15	200,752
300,000	BBB-	6.750% due 6/15/17	347,562
120,000	BBB-	3.250% due 11/1/22	114,269

		Total Tobacco	2,693,976

Wireless Telecommunication Services — 0.4%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	365,866
		GTE Corp., Company Guaranteed Notes:
548,000	BBB+	6.840% due 4/15/18	644,653
50,000	BBB+	6.940% due 4/15/28	60,442
220,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20(c)	222,475
470,000	BB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	529,925
110,000	BB-	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23(c)	122,100
20,000	BB+	Telecom Italia Capital S.A., Company Guaranteed Notes, 7.175% due 6/18/19	23,025
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	79,562
110,000	BBB	5.134% due 4/27/20	119,908
1,370,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,423,088

		Total Wireless Telecommunication Services	3,591,044

		TOTAL CORPORATE BONDS & NOTES (Cost — $209,234,606)	222,116,727

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 26.0%
U.S. GOVERNMENT OBLIGATIONS — 24.3%
		U.S. Treasury Bonds:
775,000		5.250% due 2/15/29	971,656
640,000		6.125% due 8/15/29	874,900
395,000		4.750% due 2/15/37	479,061
1,665,000		3.125% due 2/15/42(i)	1,532,060
5,240,000		2.750% due 8/15/42	4,445,815
13,830,000		3.750% due 11/15/43(i)	14,242,742
11,680,000		3.625% due 2/15/44	11,747,522
23,000,000		U.S. Treasury Floating Rate Note, 0.090% due 1/31/16(a)	22,991,743
		U.S. Treasury Inflation Indexed Bonds:
3,214,536		2.375% due 1/15/25	3,831,325
778,694		1.750% due 1/15/28	871,043
282,496		2.125% due 2/15/40	337,340
968,413		2.125% due 2/15/41	1,159,372
639,449		0.750% due 2/15/42	554,922
2,679,893		1.375% due 2/15/44	2,724,907
		U.S. Treasury Inflation Indexed Notes:
3,640,161		0.500% due 4/15/15	3,731,875
3,885,381		0.125% due 4/15/16	4,020,002

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 24.3% — (continued)
$6,192,272	0.125% due 4/15/17	$6,431,981
670,433	0.125% due 4/15/18	694,632
6,498,635	1.125% due 1/15/21	7,002,786
5,766,152	0.125% due 1/15/22	5,721,557
807,720	0.125% due 1/15/23	790,114
7,550,707	0.375% due 7/15/23	7,555,720
	U.S. Treasury Notes:
110,000	0.250% due 10/31/15	110,017
5,200,000	0.625% due 12/15/16	5,202,844
1,800,000	0.750% due 1/15/17	1,805,344
23,215,000	0.625% due 2/15/17	23,181,455
4,800,000	0.875% due 2/28/17	4,824,000
1,400,000	0.875% due 4/30/17	1,403,937
700,000	0.625% due 5/31/17	695,543
70,000	0.750% due 6/30/17	69,748
200,000	0.750% due 12/31/17	197,531
1,100,000	1.375% due 6/30/18	1,104,339
14,500,000	1.375% due 7/31/18	14,539,078
1,400,000	1.375% due 9/30/18	1,399,836
655,000	1.250% due 11/30/18	649,448
14,750,000	1.500% due 12/31/18	14,774,780
7,170,000	1.500% due 1/31/19	7,173,363
3,000,000	1.500% due 2/28/19	2,998,476
1,960,000	2.000% due 11/30/20	1,951,196
10,295,000	2.125% due 1/31/21	10,302,639
10,000	2.750% due 11/15/23	10,104
19,130,000	2.750% due 2/15/24	19,282,447
940,000	U.S. Treasury STRIPS Principal, zero coupon bond to yield, 2.623% due 11/15/27(i)(j)	604,310

	TOTAL U.S. GOVERNMENT OBLIGATIONS	214,993,510

U.S. GOVERNMENT AGENCIES — 1.7%
1,250,000	Federal Farm Credit Bank, 0.210% due 2/27/17(a)	1,251,489
	Federal Home Loan Bank (FHLB):
290,000	1.375% due 5/28/14	290,890
1,280,000	0.220% due 10/7/15(a)	1,281,676
965,000	1.625% due 6/19/18	962,715
1,270,000	Step bond to yield, 0.750% due 5/26/28	1,234,856
345,000	4.000% due 9/1/28	348,589
	Federal Home Loan Mortgage Corp. (FHLMC):
1,149,000	2.020% due 7/16/18	1,154,781
810,000	1.250% due 10/2/19	781,620
2,800,000	2.375% due 1/13/22	2,763,264
2,000	5.625% due 11/23/35(i)	2,144
	Federal National Mortgage Association (FNMA):
1,275,000	0.500% due 10/22/15	1,279,343
820,000	0.750% due 1/30/17	819,482
650,000	0.000% due 10/9/19	564,232
540,000	7.125% due 1/15/30	763,731
1,275,000	Tennessee Valley Authority, 1.750% due 10/15/18	1,285,919

	TOTAL U.S. GOVERNMENT AGENCIES	14,784,731

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $229,330,486)	229,778,241

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
		Accredited Mortgage Loan Trust:
$63,077	BB	Series 2005-3, Class A1, 0.396% due 9/25/35(a)	$62,757
2,800,000	CCC	Series 2007-1, Class A4, 0.376% due 2/25/37(a)	1,948,209
73,419	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.646% due 11/25/33(a)	72,212
		Adjustable Rate Mortgage Trust:
1,694,797	D	Series 2005-10, Class 3A11, 4.845% due 1/25/36(a)	1,581,137
2,182,611	D	Series 2005-10, Class 3A31, 4.845% due 1/25/36(a)	2,036,237
140,132	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.806% due 6/25/29(a)	118,212
		Alternative Loan Trust:
527,998	CCC	Series 2005-24, Class 4A1, 0.384% due 7/20/35(a)	457,572
353,021	CCC	Series 2005-27, Class 2A3, 1.691% due 8/25/35(a)	301,351
1,256,817	CCC	Series 2005-62, Class 1A1, 0.456% due 12/25/35(a)	1,048,128
695,470	Ca(e)	Series 2006-OA9, Class 2A1A, 0.364% due 7/20/46(a)	421,912
979,836	CCC	Series 2006-OA17, Class 1A1A, 0.349% due 12/20/46(a)	717,773
838,544	CCC	American Home Mortgage Assets, Series 2006-1, Class 2A1, 0.346% due 5/25/46(a)	621,499
805,000	AAA	AMMC CDO, Series 2013-13A, Class A1L, 1.735% due 1/26/26(a)(c)	801,440
626,800	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.856% due 6/25/34(a)	587,116
		Asset Backed Securities Corp. Home Equity:
60,073	AAA	Series 2004-HE6, Class A1, 0.431% due 9/25/34(a)	59,702
1,956,000	BBB-	Series 2005-HE5, Class M3,0.636% due 6/25/35(a)	1,717,018
5,500,000	B+	Series 2006-HE3, Class A5, 0.426% due 3/25/36(a)	3,053,705
3,087,000	AAA	Avoca CLO I PLC, Series III-X, Class A, 0.591% due 9/15/21(a)(d)	4,211,719
40,000	BBB-	Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.448% due 9/10/47	43,090
		Banc of America Funding Corp.:
1,127	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	1,188
418,997	A+	Series 2006-G, Class 2A3, 0.324% due 7/20/36(a)	418,647
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,275,711	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,321,326
117,000	AA	Series 2006-1, Class AM, 5.421% due 9/10/45(a)	125,892
142,559	Aaa(e)	Series 2007-1, Class A3, 5.449% due 1/15/49	142,494
155,806	AA+	Banc of America Mortgage Securities Inc., Series 2004-F, Class 1A1, 2.623% due 7/25/34(a)	157,939
126,452	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.830% due 2/28/44(a)	125,356
		Bear Stearns Adjustable Rate Mortgage Trust:
8,651	AA+	Series 2002-11, Class 1A1, 2.363% due 2/25/33(a)	8,799
235,882	A+	Series 2005-2, Class A2, 2.533% due 3/25/35(a)	239,394
264,096	CCC	Series 2005-4, Class 3A1, 2.701% due 8/25/35(a)	244,947
671,876	D	Series 2007-3, Class 1A1, 3.023% due 5/25/47(a)	566,638
		Bear Stearns ALT-A Trust:
474,929	A+	Series 2004-7, Class 2A1, 2.587% due 8/25/34(a)	482,886
337,504	CCC	Series 2005-2, Class 2A4, 2.623% due 4/25/35(a)	324,535
283,847	B	Series 2005-4, Class 23A2, 2.583% due 5/25/35(a)	288,105
		Bear Stearns Asset Backed Securities Trust:
1,161,798	B-	Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	1,239,554
621,436	AAA	Series 2005-TC2, Class A3, 0.526% due 8/25/35(a)	615,330
540,969	CCC	Series 2007-HE7, Class 1A1, 1.156% due 10/25/37(a)	514,541
		Bear Stearns Commercial Mortgage Securities:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	224,594
648,815	A	Series 2007-PW15, Class A1A, 5.317% due 2/11/44	710,706
100,000	B	Series 2007-PW17, Class AJ, 5.887% due 6/11/50(a)	97,961
100,000	BBB	Series 2007-PW18, Class AMA, 6.087% due 6/11/50(a)	113,547
656,965	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.156% due 3/25/37(a)(c)	643,191
725,000	AAA	BlueMountain CLO Ltd., Series 2013-4A, Class A, 1.739% due 4/15/25(a)(c)	723,541
50,000	BBB	CD 2007-CD5 Mortgage Trust, Series 2007-CD5, Class AMA, 6.118% due 11/15/44(a)	56,493
824,139	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.567% due 10/29/25(a)(c)	816,906
1,700,000	BB+	Centex Home Equity, Series 2006-A, Class AV4, 0.406% due 6/25/36(a)	1,510,272

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
$750	AAA	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 2A1, 0.656% due 5/25/32(a)	$715
472,844	BB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.718% due 2/25/37(a)	459,279
650,000	AAA	CIFC Funding 2012-II Ltd., Series 2012-2A, Class A1L, 1.641% due 12/5/24(a)(c)	647,078
50,000	A1(e)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(a)	55,405
611,793	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.009% due 12/10/49(a)	693,583
		Commercial Mortgage Pass Through Certificates:
496,000	BBB-	Series 2006-C7, Class AM, 5.778% due 6/10/46(a)	538,308
440,000	Aa3(e)	Series 2006-C8, Class AM, 5.347% due 12/10/46	483,315
70,000	Aaa(e)	Series 2013-CR10, Class A4, 4.210% due 8/10/46(a)	74,097
182,000	Aaa(e)	Series 2013-CR11, Class AM, 4.715% due 10/10/46(a)	194,521
40,000	Aa3(e)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	41,471
20,000	A3(e)	Series 2013-CR12, Class C, 5.086% due 10/10/46(a)	20,591
		Countrywide Asset-Backed Certificates:
1,484	CCC	Series 2001-BC3, Class A, 0.636% due 12/25/31(a)	1,089
5,025	AAA	Series 2002-3, Class 1A1, 0.896% due 5/25/32(a)	4,770
12,759	AAA	Series 2003-BC2, Class 2A1, 0.756% due 6/25/33(a)	10,750
11,526	AAA	Series 2004-SD4, Class A1, 0.536% due 12/25/34(a)(c)	11,512
29,511	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	29,663
529,008	CCC	Series 2006-SD3, Class A1, 0.486% due 7/25/36(a)(c)	390,548
604,541	AA-	Series 2007-13, Class 2A2, 0.956% due 10/25/47(a)	519,158
		Countrywide Home Loan Mortgage Pass Through Trust:
223,659	D	Series 2005-11, Class 3A3, 2.666% due 4/25/35(a)	165,058
112,741	NR	Series 2005-11, Class 6A1, 0.756% due 3/25/35(a)	100,817
		Credit Suisse Commercial Mortgage Trust:
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	416,358
368,633	Aaa(e)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	380,799
310,000	BBB-	Series 2007-C2, Class AM, 5.615% due 1/15/49(a)	337,571
		Credit Suisse First Boston Mortgage Securities Corp.:
567,368	AA+	Series 2004-AR7, Class 2A1, 2.760% due 11/25/34(a)	576,492
968,835	Aaa(e)	Series 2004-C3, Class A5, 5.113% due 7/15/36(a)	976,992
411,897	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	363,872
583,699	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	594,283
2,599,240	Aaa(e)	Series 2010-UD1, Class A, 5.757% due 12/16/49(a)(c)	2,847,402
325,954	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield 6.280% due 5/25/35	328,852
		DBRR Trust:
560,000	Aaa(e)	Series 2011-LC2, Class A4A, 4.537% due 7/12/44(a)(c)	611,853
319,194	Aaa(e)	Series 2012-EZ1, Class A, 0.946% due 9/25/45(c)	319,211
308,633	NR	Series 2013-EZ2, Class A, 0.853% due 2/25/45(a)(c)	307,360
143,836	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.954% due 11/19/44(a)	107,517
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.619% due 1/15/25(a)(c)	645,589
		EMC Mortgage Loan Trust:
4,943	B(g)	Series 2002-B, Class A1, 0.806% due 2/25/41(a)(c)	4,545
23,242	BBB-	Series 2003-A, Class A1, 0.706% due 8/25/40(a)(c)	21,939
945,816	BB+	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.706% due 9/25/33(a)	902,011
180,000	AAA	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.958% due 12/5/31(c)	179,971
638,259	NR	Federal Home Loan Mortgage Corp. (FHLMC), Series T-61, Class 1A1, 1.534% due 7/25/44(a)	649,480
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 27.803% due 2/15/24(a)(k)	7,957
19,415	AAA(g)	Series 2808, Class FT, 0.505% due 4/15/33(a)	19,437
2,201,650	NR	Series 3349, Class AS, 6.346% due 7/15/37(a)(k)	364,365
372,865	NR	Series 3451, Class SB, 5.876% due 5/15/38(a)(k)	39,232
294,502	NR	Series 3621, Class SB, 6.076% due 1/15/40(a)(k)	42,542

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
$3,944,521	NR	Series 3866, Class SA, 5.796% due 5/15/41(a)(k)	$561,255
1,259,148	NR	Series 3947, Class SG, 5.796% due 10/15/41(a)(k)	249,451
326,153	NR	Series 3997, Class SK, 6.446% due 11/15/41(a)(k)	64,232
85,930	NR	Series 4063, Class S, 5.796% due 6/15/42(a)(k)	17,651
89,796	NR	Series 4076, Class SW, 5.896% due 7/15/42(a)(k)	20,855
89,600	NR	Series 4097, Class ST, 5.896% due 8/15/42(a)(k)	20,175
369,305	NR	Series 4120, Class SV, 5.996% due 10/15/42(a)(k)	80,429
91,274	NR	Series 4136, Class SE, 5.996% due 11/15/42(a)(k)	20,652
93,341	NR	Series 4136, Class SJ, 5.996% due 11/15/42(a)(k)	21,242
92,536	NR	Series 4136, Class SQ, 5.996% due 11/15/42(a)(k)	21,381
189,019	NR	Series 4147, Class CS, 5.946% due 12/15/42(a)(k)	45,877
661,040	NR	Series 4150, Class BU, 4.000% due 2/15/42	708,550
287,304	NR	Series 4199, Class SB, 6.046% due 5/15/40(a)(k)	60,686
855,461	NR	Series 4203, Class PS, 6.096% due 9/15/42(a)(k)	179,007
102,273	NR	Series 4206, Class CZ, 3.000% due 5/15/43	81,833
300,457	NR	Series 4210, Class Z, 3.000% due 5/15/43	252,670
203,526	NR	Series 4226, Class GZ, 3.000% due 7/15/43	163,969
552,108	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	74,308
347,593	NR	Series R007, Class ZA, 6.000% due 5/15/36	386,244
		Federal National Mortgage Association (FNMA):
157,272	NR	Series 2000-T6, Class A3, 3.923% due 1/25/28(a)	167,143
36,540	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	37,620
1,694,370	NR	Series 2012-M12, Class 1A, 2.840% due 8/25/22(a)	1,694,028
1,319,813	NR	Series 2012-M15, Class A, 2.656% due 10/25/22(a)	1,293,465
22,690,268	NR	Series 2013-M7, Class X2, 0.273% due 12/27/22(a)(k)	366,187
		Federal National Mortgage Association (FNMA), Interest Strip:
379,573	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	77,564
777,121	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	173,023
151,528	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	29,790
		Federal National Mortgage Association (FNMA), REMICS:
26,962	NR	Series 2000-34, Class F, 0.606% due 10/25/30(a)	27,264
70,353	NR	Series 2002-34, Class FE, 0.555% due 5/18/32(a)	70,962
95,283	NR	Series 2004-38, Class FK, 0.506% due 5/25/34(a)	95,399
12,460	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	13,020
33,005	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	33,252
626,845	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	683,147
2,577,254	NR	Series 2006-27, Class SH, 6.545% due 4/25/36(a)(k)	397,729
2,370,209	NR	Series 2006-51, Class SP, 6.495% due 3/25/36(a)(k)	349,973
1,283,320	NR	Series 2007-68, Class SC, 6.545% due 7/25/37(a)(k)	214,285
2,556,370	NR	Series 2008-18, Class SM, 6.845% due 3/25/38(a)(k)	422,059
334,993	NR	Series 2010-142, Class SM, 6.375% due 12/25/40(a)(k)	38,809
1,013,251	NR	Series 2011-87, Class SG, 6.395% due 4/25/40(a)(k)	187,656
762,985	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	107,687
151,663	NR	Series 2012-17, Class WS, 6.395% due 7/25/39(a)(k)	25,183
538,259	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	598,690
792,256	NR	Series 2012-51, Class B, 7.000% due 5/25/42	887,573
84,477	NR	Series 2012-70, Class YS, 6.495% due 2/25/41(a)(k)	16,552
464,880	NR	Series 2012-74, Class SA, 6.495% due 3/25/42(a)(k)	74,686
77,480	NR	Series 2012-75, Class AO, 0.398% due 3/25/42(l)	70,213
269,431	NR	Series 2012-93, Class SG, 5.945% due 9/25/42(a)(k)	60,535
640,417	NR	Series 2012-111, Class JS, 5.945% due 7/25/40(a)(k)	128,089
644,167	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	115,827
94,213	NR	Series 2012-128, Class SL, 5.995% due 11/25/42(a)(k)	22,074
186,648	NR	Series 2012-128, Class SQ, 5.995% due 11/25/42(a)(k)	43,267
273,837	NR	Series 2012-133, Class CS, 5.995% due 12/25/42(a)(k)	59,620
94,173	NR	Series 2012-133, Class SA, 5.995% due 12/25/42(a)(k)	21,746

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
$185,093	NR	Series 2012-134, Class SK, 5.995% due 12/25/42(a)(k)	$39,984
1,759,990	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,982,232
1,223,191	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,359,574
555,022	NR	Series 2013-10, Class JS, 5.995% due 2/25/43(a)(k)	127,378
560,651	NR	Series 2013-10, Class SJ, 5.995% due 2/25/43(a)(k)	122,732
189,368	NR	Series 2013-19, Class SK, 5.995% due 3/25/43(a)(k)	42,245
		FHLMC Multifamily Structured Pass Through Certificates:
2,949,435	NR	Series K006, Class AX1, 1.034% due 1/25/20(a)(k)	146,839
1,647,746	NR	Series K007, Class X1, 1.196% due 4/25/20(a)(k)	90,116
1,132,909	NR	Series K008, Class X1, 1.663% due 6/25/20(a)(k)	89,981
873,771	NR	Series K009, Class X1, 1.488% due 8/25/20(a)(k)	62,989
1,125,770	AAA(g)	Series K016, Class X1, 1.574% due 10/25/21(a)(k)	108,091
734,845	AAA(g)	Series K017, Class X1, 1.444% due 12/25/21(a)(k)	64,003
1,490,330	AAA(g)	Series K021, Class X1, 1.511% due 6/25/22(a)(k)	145,915
407,460	Aaa(e)	Series K024, Class X1, 0.902% due 9/25/22(a)(k)	24,353
620,000	Aaa(e)	Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.690% due 1/17/26(a)(c)	615,720
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	807,432
380,000	BBB(g)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.741% due 4/25/45(a)(c)	367,406
515,818	A+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.906% due 2/25/31(a)(c)	495,236
		Government National Mortgage Association (GNMA):
53,075	NR	Series 2000-35, Class F, 0.705% due 12/16/25(a)	53,571
51,287	NR	Series 2002-21, Class FV, 0.555% due 3/16/32(a)	51,254
3,642,906	NR	Series 2008-51, Class GS, 6.076% due 6/16/38(a)(k)	586,365
118,869	NR	Series 2010-31, Class GS, 6.346% due 3/20/39(a)(k)	17,526
307,062	NR	Series 2010-85, Class HS, 6.496% due 1/20/40(a)(k)	52,597
110,861	NR	Series 2010-107, Class SG, 5.996% due 2/20/38(a)(k)	14,858
687,285	NR	Series 2012-100, Class IO, 0.825% due 8/16/52(a)(k)	45,651
575,153	NR	Series 2013-152, Class HS, 6.546% due 6/20/43(a)(k)	121,084
277,757	NR	Series 2013-153, Class AB, 2.900% due 6/16/44(a)	283,096
833,445	NR	Series 2013-154, Class AB, 2.900% due 2/16/44(a)	849,463
559,104	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.904% due 9/20/44(a)	931,724
90,000	BB+	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.820% due 7/10/38(a)	98,712
		GS Mortgage Securities Corp. II:
793,410	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	820,145
1,925,000	Aaa(e)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,006,763
299,398	BBB-	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.806% due 8/10/45(a)	331,031
159,333	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.506% due 9/25/35(a)(c)	137,310
198,388	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.651% due 9/25/35(a)	200,196
		Harborview Mortgage Loan Trust:
655,003	BBB+	Series 2004-5, Class 2A6, 2.402% due 6/19/34(a)	658,208
191,190	NR	Series 2006-2, Class 1A, 2.687% due 2/25/36(a)	151,124
958,262	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.354% due 11/20/36(a)	953,299
934,100	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.346% due 12/25/35(a)	913,521
4,029	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.956% due 3/25/33(a)	4,017
		Indymac Index Mortgage Loan Trust:
99,296	CCC	Series 2004-AR15, Class 1A1, 2.480% due 2/25/35(a)	85,883
115,865	CCC	Series 2005-AR15, Class A2, 4.631% due 9/25/35(a)	103,933
650,000	AAA	ING IM CLO 2012-4 Ltd., Series 2012-4A, Class A1, 1.629% due 10/15/23(a)(c)	646,087
1,341,119	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.316% due 8/25/36(a)	602,059
		JPMorgan Chase Commercial Mortgage Securities Trust:
300,000	Aaa(e)	Series 2013-INN, Class A, 1.555% due 10/15/30(a)(c)	300,473
230,000	A3(e)	Series 2013-INN, Class C, 2.705% due 10/15/30(a)(c)	230,519
		JPMBB Commercial Mortgage Securities Trust:
190,000	Aaa(e)	Series 2013-C15, Class AS, 4.420% due 11/15/45	199,290
80,000	A3(e)	Series 2013-C15, Class C, 5.081% due 11/15/45(a)	82,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
$40,000	Aa3(e)	Series 2013-C17, Class B, 4.887% due 1/15/47(a)	$41,857
		JPMorgan Chase Commercial Mortgage Securities Corp.:
65,000	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	71,417
1,031,555	BBB+	Series 2007-C1, Class ASB, 5.857% due 2/15/51	1,104,436
624,102	AA	Series 2007-CB18, Class A1A, 5.431% due 6/12/47(a)	688,033
390,000	BBB-	Series 2007-CB20, Class AM, 5.882% due 2/12/51(a)	444,234
140,000	Aaa(e)	Series 2011-C5, Class A3, 4.171% due 8/15/46	150,146
175,000	Aaa(e)	Series 2011-C5, Class AS, 5.325% due 8/15/46(a)(c)	198,725
3,168,394	Aaa(e)	Series 2012-CBX, Class XA, 2.006% due 6/15/45(a)(k)	308,920
73,535	BBB+	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.338% due 2/25/35(a)	76,254
		LB-UBS Commercial Mortgage Trust:
190,000	AA-	Series 2006-C1, Class AM, 5.217% due 2/15/31(a)	204,569
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	392,447
200,000	A-	Series 2007-C7, Class AM, 6.170% due 9/15/45(a)	230,411
		Lehman XS Trust:
211,893	CCC	Series 2005-5N, Class 1A1, 0.456% due 11/25/35(a)	188,209
149,613	D	Series 2005-7N, Class 1A1B, 0.456% due 12/25/35(a)	84,936
630,000	(P)AAA	Limerock CLO, Series 2014-2A, Class A, 1.735% due 4/18/26(a)(c)	629,323
		MASTR Adjustable Rate Mortgages Trust:
109,618	AA+	Series 2004-4, Class 4A1, 2.397% due 5/25/34(a)	109,313
1,480,789	A+	Series 2004-13, Class 3A7, 2.629% due 11/21/34(a)	1,519,196
819,825	AA+	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.402% due 10/25/32(a)	829,987
422,731	CCC	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A1, 0.336% due 4/25/37(a)	386,449
471,775	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.406% due 7/25/37(a)	290,134
		Merrill Lynch Mortgage Investors Inc.:
90,019	A+	Series 2004-A3, Class 4A3, 5.054% due 5/25/34(a)	89,491
1,403,156	AAA	Series 2006-FF1, Class A2C, 0.356% due 8/25/36(a)	1,369,433
825,452	Aaa(e)	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.864% due 8/12/39(a)	834,036
1,033,958	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	1,091,794
52,005	B1(e)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.124% due 4/25/35(a)	50,060
579,103	AAA	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% due 12/12/49	633,449
189,906	AAA	Morgan Stanley ABS Capital I, Series 2004-SD3, Class A, 0.616% due 6/25/34(a)(c)	188,692
30,000	Aaa(e)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.083% due 7/15/46(a)	31,538
		Morgan Stanley Capital I:
480,000	BBB	Series 2007-HQ12, Class A5, 5.614% due 4/12/49(a)	527,986
596,521	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	654,438
345,052	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(a)	381,881
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	221,987
535,000	Aaa(e)	Series 2007-T25, Class A3, 5.514% due 11/12/49(a)	593,270
2,100,012	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.636% due 7/25/35(a)	2,090,077
650,000	AAA	Oak Hill Credit Partners, Series 2012-7A, Class A, 1.655% due 11/20/23(a)(c)	647,164
		Option One Mortgage Loan Trust:
2,075	A+	Series 2002-6, Class A2, 0.956% due 11/25/32(a)	1,939
12,434	A+	Series 2003-1, Class A2, 0.996% due 2/25/33(a)	11,566
		Popular ABS Mortgage Pass-Through Trust:
203,341	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	204,629
1,787,000	BBB+	Series 2006-C, Class A4, 0.406% due 7/25/36(a)	1,585,046
		Prime Mortgage Trust:
300,023	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(c)	313,166
124,526	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(c)	131,158
1,473,436	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(c)	1,476,885
480,000	AAA	RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a)(c)	489,693

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
		Reperforming Loan REMIC Trust:
$42,232	CCC	Series 2004-R2, Class 1AF1, 0.576% due 11/25/34(a)(c)	$38,028
347,994	CC	Series 2005-R1, Class 1AF1, 0.516% due 3/25/35(a)(c)	321,675
108,818	AA+	Residential Accredit Loans Inc., Series 2005-QA1, Class A1, 0.456% due 1/25/35(a)	105,251
		Residential Asset Mortgage Products Inc.:
5,047	CCC	Series 2003-RS4, Class AIIB, 0.816% due 5/25/33(a)	4,345
1,081,200	AA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,146,451
37,022	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	39,237
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.555% due 11/15/26(a)(c)	641,674
		Small Business Administration Participation Certificates:
26,077	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	26,863
41,885	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	43,226
40,495	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	42,404
269,600	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	296,009
190,478	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	211,227
425,135	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	463,256
168,936	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.468% due 11/25/34(a)	157,055
872,861	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.156% due 9/25/34(a)	832,987
332,852	AA+	Structured Asset Mortgage Investments Inc., Series 2005-AR5, Class A3, 0.404% due 7/19/35(a)	331,408
		Structured Asset Securities Corp.:
4,428	NR	Series 2002-14A, Class 2A1, 2.125% due 7/25/32(a)	4,290
229,994	CC	Series 2005-RF3, Class 1A, 0.506% due 6/25/35(a)(c)	187,697
626,213	BB	Series 2007-BC4, Class A3, 0.406% due 11/25/37(a)	610,803
84,316	NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	86,549
120,000	AAA	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.317% due 12/10/45(c)	116,138
470,686	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28(a)	475,760
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.457% due 7/22/21(a)(c)	292,140
100,000	AAA	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(c)	96,568
		Wachovia Bank Commercial Mortgage Trust:
775,000	AAA	Series 2005-C20, Class AMFX, 5.179% due 7/15/42(a)	821,235
50,000	BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	54,528
		WaMu Mortgage Pass Through Certificates:
33,564	BBB+	Series 2004-AR11, Class A, 2.434% due 10/25/34(a)	33,905
126,332	BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44(a)	121,257
1,000,000	B-	Series 2005-AR4, Class A5, 2.415% due 4/25/35(a)	955,437
366,165	AA+	Series 2005-AR11, Class A1A, 0.476% due 8/25/45(a)	343,317
643,728	AA+	Series 2005-AR13, Class A1A1, 0.446% due 10/25/45(a)	597,736
352,015	BBB-	Series 2005-AR19, Class A1A2,0.446% due 12/25/45(a)	326,267
2,486,545	BBB	Series 2006-AR1, Class 2A1A, 1.201% due 1/25/46(a)	2,441,167
907,890	CCC	Series 2006-AR13, Class 2A, 2.283% due 10/25/46(a)	831,040
513,175	CCC	Series 2007-HY4, Class 4A1, 2.208% due 9/25/36(a)	454,500
972,043	Ca(e)	Series 2007-OA2, Class 2A, 0.835% due 1/25/47(a)	693,147
1,008,049	CCC	Series 2007-OA5, Class 1A, 0.885% due 6/25/47(a)	902,888
		Wells Fargo Mortgage Backed Securities Trust:
1,093,017	Caa1(e)	Series 2006-12, Class A3, 6.000% due 10/25/36	1,097,135
416,571	CCC	Series 2006-AR2, Class 2A1, 2.613% due 3/25/36(a)	422,299
106,575	Caa2(e)	Series 2006-AR7, Class 2A4, 2.613% due 5/25/36(a)	100,289
		WF-RBS Commercial Mortgage Trust:
795,000	Aaa(e)	Series 2011-C2, Class A2, 3.791% due 2/15/44(c)	835,042
1,035,000	Aaa(e)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,074,988
2,011,011	Aaa(e)	Series 2012-C7, Class XA, 1.589% due 6/15/45(a)(c)(k)	189,612
145,000	Aaa(e)	Series 2013-C14, Class A4, 3.073% due 6/15/46	140,769

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $116,691,222)	117,498,221

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Rating††	Security	Value
SOVEREIGN BONDS — 4.1%
Brazil — 0.3%
			Brazil Notas do Tesouro Nacional Serie F:
1,705,000	BRL	A-	10.000% due 1/1/17	$708,550
3,000,000	BRL	A-	10.000% due 1/1/21	1,168,184
$317,000		Baa2(e)	Federative Republic of Brazil, 4.875% due 1/22/21	341,092

			Total Brazil	2,217,826

Colombia — 0.0%
370,000		BBB	Colombia Government International Bond, 5.625% due 2/26/44	379,805

Hong Kong — 0.1%
1,000,000		AAA	Hong Kong Government Bond, 5.125% due 8/1/14(c)(d)	1,018,584

Italy — 1.2%
			Italy Buoni Poliennali Del Tesoro:
100,000	EUR	Baa2(e)	3.000% due 6/15/15	142,309
1,700,000	EUR	Baa2(e)	4.500% due 7/15/15	2,469,178
900,000	EUR	Baa2(e)	3.750% due 8/1/15	1,295,453
100,000	EUR	Baa2(e)	3.000% due 11/1/15	143,141
300,000	EUR	Baa2(e)	2.750% due 12/1/15	428,341
3,870,000	EUR	Baa2(e)	3.500% due 12/1/18	5,694,189
100,000	EUR	Baa2(e)	Italy Certificati di Credito del Tesoro, 0.000% due 6/30/15	136,843

			Total Italy	10,309,454

Japan — 0.1%
800,000		AA-	Japan Bank for International Cooperation, 2.875% due 2/2/15	818,791

Mexico — 0.6%
			Mexican Bonos:
6,246,000	MXN	A	8.000% due 6/11/20	532,477
51,777,000	MXN	A	6.500% due 6/9/22	4,018,925
			Mexico Government International Bond:
226,000		BBB+	3.625% due 3/15/22	228,260
78,000		BBB+	6.050% due 1/11/40	87,672
828,000		BBB+	4.750% due 3/8/44	776,250

			Total Mexico	5,643,584

Norway — 0.1%
1,270,000		AAA	Kommunalbanken AS, 1.125% due 5/23/18(c)	1,251,304

Poland — 0.2%
3,470,000	PLN	A	Poland Government Bond, 2.500% due 7/25/18	1,097,638
610,000		A-	Poland Government International Bond, 4.000% due 1/22/24	617,625

			Total Poland	1,715,263

Russia — 0.1%
429,715		BBB	Russian Foreign Bond — Eurobond, step bond to yield, 7.500% due 3/31/30	499,329

South Africa — 0.1%
520,000		BBB	South Africa Government International Bond, 5.875% due 9/16/25	557,960

Spain — 1.3%
			Spain Government Bond:
100,000	EUR	BBB-	2.750% due 3/31/15	141,345
1,100,000	EUR	BBB-	3.000% due 4/30/15	1,560,795
4,800,000	EUR	BBB-	4.000% due 7/30/15	6,936,366
2,100,000	EUR	BBB-	3.750% due 10/31/15	3,043,069

			Total Spain	11,681,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
Turkey — 0.1%
$600,000	Baa3(e)	Turkey Government International Bond, 5.750% due 3/22/24	$615,000

		TOTAL SOVEREIGN BONDS (Cost — $35,980,346)	36,708,475

ASSET-BACKED SECURITIES — 1.3%
Automobiles — 0.1%
845,000	AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(c)	845,214
610,610	AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	611,325

		Total Automobiles	1,456,539

Student Loans — 1.2%
715,195	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.336% due 3/25/42(a)(c)	661,132
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.089% due 10/25/35(a)(c)	846,147
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)	479,870
		SLM Student Loan Trust:
174,200	AA+	Series 2003-4, Class A5A, 0.993% due 3/15/33(a)(c)	173,871
1,220,000	AAA	Series 2003-11, Class A6, 0.993% due 12/15/25(a)(c)	1,219,174
1,400,000	AAA	Series 2004-1, Class A4, 0.499% due 10/27/25(a)	1,356,846
900,000	AAA	Series 2005-4, Class A3, 0.359% due 1/25/27(a)	880,614
880,000	AA+	Series 2005-5, Class A5, 0.989% due 10/25/40(a)	836,011
		SLM Private Education Loan Trust:
1,330,865	AAA	Series 2010-A, Class 2A, 3.405% due 5/16/44(a)(c)	1,414,495
595,553	AAA	Series 2012-A, Class A1, 1.555% due 8/15/25(a)(c)	602,867
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(c)	736,058
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(c)	702,891
568,233	AAA	Series 2012-E, Class A1, 0.905% due 10/16/23(a)(c)	569,500

		Total Student Loans	10,479,476

		TOTAL ASSET-BACKED SECURITIES (Cost — $11,691,189)	11,936,015

MUNICIPAL BONDS — 1.0%
California — 0.3%
		State of California, GO:
670,000	A	6.200% due 10/1/19	801,112
275,000	A	6.650% due 3/1/22	333,350
400,000	A	5.000% due 6/1/37	420,080
900,000	A	5.000% due 11/1/37	950,652
100,000	A	5.000% due 12/1/37	105,748

		Total California	2,610,942

Delaware — 0.0%
300,000	AA+	Northstar Education Finance Inc., Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.433% due 1/29/46(a)	270,780

Illinois — 0.2%
		State of Illinois, GO:
240,000	A-	5.665% due 3/1/18	267,276
500,000	A-	4.350% due 6/1/18	532,200
410,000	A-	5.877% due 3/1/19	460,442
640,000	A-	5.100% due 6/1/33	629,671

		Total Illinois	1,889,589

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Minnesota — 0.1%
		Northstar Education Finance Inc. Student Loan Asset Backed Notes:
$825,000	AA+	Series 2007-1, GTDSTD-Insured 0.376% due 4/28/30(a)	$792,998
325,000	AA+	Series 2007-1, GTDSTD-Insured 1.433% due 1/29/46(a)	293,346

		Total Minnesota	1,086,344

New York — 0.1%
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.000% due 11/1/42	85,689
390,000	AAA	New York City Water & Sewer System, Series D, 4.750% due 6/15/38	395,522

		Total New York	481,211

Ohio — 0.1%
1,000,000	B-	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.750% due 6/1/34	815,550

Texas — 0.1%
675,000	AA	City of Houston TX, GO, 6.290% due 3/1/32	815,380

Virginia — 0.1%
457,120	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	475,629

		TOTAL MUNICIPAL BONDS (Cost — $8,202,445)	8,445,425

SENIOR LOANS — 0.1%
209,475	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	208,900
102,632	NR	Hilton Worldwide Finance LLC (Restricted), 3.750% due 10/26/20	103,120
208,425	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	209,363
129,348	NR	Sungard Data Systems Inc. (Restricted), 4.000% due 3/8/20	130,176

		TOTAL SENIOR LOANS (Cost — $650,073)	651,559

Shares
PREFERRED STOCK — 0.1%
Financials — 0.1%
Commercial Banks — 0.1%
30,275		GMAC Capital Trust I, 8.125% due 2/15/40(a) (Cost — $751,009)	821,966

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
107		General Motors Co.*	3,874
506		Motors Liquidation Co. GUC Trust*	15,863

		Total Automobiles	19,737

		TOTAL CONSUMER DISCRETIONARY	19,737

		TOTAL COMMON STOCKS (Cost — $0)	19,737

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Shares	Security	Value
WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
97	General Motors Co., expires 7/10/16*	$2,615
97	General Motors Co., expires 7/10/19*	1,790

	Total Automobiles	4,405

	TOTAL CONSUMER DISCRETIONARY	4,405

	TOTAL WARRANTS (Cost — $0)	4,405

CONVERTIBLE PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
Automobiles — 0.0%
20,000	General Motors Corp., 0.000% due 3/6/32(d)(f)* (Cost — $0)	0

Contracts
PURCHASED OPTIONS — 0.1%
United States — 0.1%
3,350,000	Swaption, 3-month USD-LIBOR, Put @ $4.50, expires 3/15/18, BCLY	245,244
2,190,000	Swaption, 3-month USD-LIBOR, Put @ $4.50, expires 4/9/18, BCLY	162,229
1,450,000	Swaption, 3-month USD-LIBOR, Put @ $5.00, expires 1/14/19, BCLY	79,606

	Total United States	487,079

	TOTAL PURCHASED OPTIONS (Cost — $480,728)	487,079

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $870,851,903)	888,913,008

Face Amount
SHORT-TERM INVESTMENTS (m) — 13.2%
COMMERCIAL PAPER — 0.4%
$2,390,000	National Rural Utilities Cooperative Finance Corp., 0.090% due 4/10/14(i)(j)	2,389,773
1,615,000	RBS Holdings USA, 0.250% due 4/22/14(i)(j)	1,614,417

	TOTAL COMMERCIAL PAPER (Cost — $4,004,190)	4,004,190

MONEY MARKET FUND — 0.1%
444,283	Invesco STIT — Government & Agency Portfolio(n) (Cost — $444,283)	444,283

REPURCHASE AGREEMENTS — 5.5%
8,000,000	Barclays Capital Inc. repurchase agreement dated 02/28/14, 0.060% due 3/3/14, Proceeds at maturity — $8,000,040; (Fully collateralized by U.S. Treasury Notes, 2.375%, due 7/31/17; Market Valued — $8,169,230)(j)	8,000,000
15,000,000	Barclays Capital Inc. repurchase agreement dated 02/28/14, 0.020% due 3/3/14, Proceeds at maturity — $15,000,025; (Fully collateralized by U.S. Treasury Notes, 1.750%, due 10/31/20; Market Valued — $15,323,845)(j)	15,000,000
8,300,000	Citigroup Inc. repurchase agreement dated 02/28/14, 0.060% due 3/3/14, Proceeds at maturity — $8,300,042; (Fully collateralized by U.S. Treasury Notes, 4.250% due 8/15/15; Market Valued — $8,477,230)(j)	8,300,000
6,800,000	Deutsche Bank Securities Inc. repurchase agreement dated 02/28/14, 0.050% due 3/3/14, Proceeds at maturity — $6,800,028; (Fully collateralized by U.S. Treasury Notes, 1.375%, due 11/30/15; Market Valued — $6,940,825)(j)	6,800,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Security	Value
REPURCHASE AGREEMENTS — 5.5% — (continued)
$4,000,000		JPMorgan Securities Inc. repurchase agreement dated 02/28/14, 0.070% due 3/3/14, Proceeds at maturity — $4,000,023; (Fully collateralized by FNMA, 1.670%, due 12/17/18; Market Valued — $4,104,943)(j)	$4,000,000
6,800,000		JPMorgan Securities Inc. repurchase agreement dated 2/28/14, 0.060% due 3/3/14, Proceeds at maturity — $6,800,034; (Fully collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20; Market Valued — $6,966,929)(j)	6,800,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $48,900,000)	48,900,000

TIME DEPOSITS — 3.5%
622,938		Banco Santander SA — Frankfurt, 0.030% due 3/3/14	622,938
33,122	EUR	Bank of Nova Scotia — London, 0.020% due 3/3/14	45,735
		BBH — Grand Cayman:
35,751	JPY	0.005% due 3/3/14	350
6,320	EUR	0.020% due 3/3/14	8,727
359	NOK	0.600% due 3/3/14	60
303	AUD	1.737% due 3/3/14	271
4,404,124		DNB ASA — Oslo, 0.030% due 3/3/14	4,404,124
25,406,168		Skandinaviska Enskilda Banken AB — Stockholm, 0.030% due 3/3/14	25,406,168
117,566	GBP	Wells Fargo — Grand Cayman, 0.078% due 3/3/14	196,894

		TOTAL TIME DEPOSITS (Cost — $30,685,267)	30,685,267

U.S. GOVERNMENT AGENCIES — 2.8%
		Federal Home Loan Bank (FHLB), Discount Notes:
3,065,000		0.060% due 4/23/14(i)(j)	3,064,729
3,500,000		0.050% due 4/29/14(i)(j)	3,499,713
1,360,000		0.075% due 4/30/14(i)(j)	1,359,830
1,645,000		0.065% due 5/16/14(i)(j)	1,644,774
1,755,000		0.062% due 5/28/14(i)(j)	1,754,734
2,240,000		0.061% due 5/30/14(i)(j)	2,239,670
200,000		Federal Home Loan Mortgage Corp., 1.350% due 4/29/14	200,393
		Federal Home Loan Mortgage Corp., (FHLMC), Discount Notes:
5,000,000		0.089% due 3/24/14(j)	4,999,716
5,787,000		0.058% due 5/27/14(i)(j)	5,786,189

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $24,549,630)	24,549,748

U.S. GOVERNMENT OBLIGATIONS — 0.9%
		U.S. Treasury Inflation Indexed Notes:
550,595		1.250% due 4/15/14(i)	554,058
7,578,887		2.000% due 7/15/14(i)	7,746,448

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $8,355,590)	8,300,506

		TOTAL SHORT-TERM INVESTMENTS (Cost — $116,938,960)	116,883,994

		TOTAL INVESTMENTS — 113.7% (Cost — $987,790,863#)	1,005,797,002

		Liabilities in Excess of Other Assets — (13.7)%	(120,849,642)

		TOTAL NET ASSETS — 100.0%	$884,947,360

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2014.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Illiquid security.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	All or a portion of this security is on loan (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts, TBA’s or swap contracts.
(j)	Rate shown represents yield-to-maturity.
(k)	Interest only security.
(l)	Principal only security.
(m)	Inclusive of all short term holdings, including investment of collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 13.1%.
(n)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CDO	— Collateralized Debt Obligation
GO	— General Obligation
GTDSTD	— Guaranteed Student Loans
MASTR	— Mortgage Asset Securitization Transactions Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
STRIPS	— Separate Trading of Registered Interest and Principals

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty

Counterparty Abbreviations used in this schedule:
BCLY	— Barclays Bank PLC
BNP	— BNP Paribas
BOA	— Bank of America
CBOT	— Chicago Board of Trade
CITI	— Citigroup Global Markets Inc.
GSC	— Goldman Sachs & Co.
JPM	— JPMorgan Chase & Co.
RBS	— Royal Bank of Scotland PLC

See pages 119 and 120 for definition of ratings.

Summary of Investments by Security Type^
Mortgage-Backed Securities	25.9%
U.S. Government & Agency Obligations	22.8
Corporate Bonds & Notes	22.1
Collateralized Mortgage Obligations	11.7
Sovereign Bonds	3.6
Asset-Backed Securities	1.2
Municipal Bonds	0.8

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type^ (continued)
Preferred Stock	0.1%
Senior Loans	0.1
Purchased Options	0.1
Common Stock	0.0	**
Warrants	0.0	**
Convertible Preferred Stock	0.0	**
Short-Term Investments	11.6

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedule of Options Contracts Written

Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
100,000		OTC U.S. dollar versus Japanese yen, Put	BOA	2/18/19	$80.00	$5,485
11,300,000		Swaption, 3-Month USD-LIBOR, Call	JPM	3/3/14	1.40	1
11,300,000		Swaption, 3-Month USD-LIBOR, Put	JPM	3/3/14	1.80	1
1,100,000		Swaption, 3-Month USD-LIBOR, Call	RBS	3/3/14	2.50	0
700,000		Swaption, 3-Month USD-LIBOR, Call	GSC	3/3/14	2.60	0
300,000		Swaption, Dow Jones CDX.N.A.IG-21 Version 1 Index, Call	JPM	3/19/14	0.60	72
300,000	EUR	Swaption, Dow Jones iTraxx Europe Series 20 Version 1, Call	BNP	3/19/14	0.70	413
300,000	EUR	Swaption, Dow Jones iTraxx Europe Series 20 Version 1, Put	BNP	3/19/14	1.10	11
2,300,000		Swaption, 3-Month USD-LIBOR, Put	GSC	3/31/14	2.00	344
400,000		Swaption, Dow Jones CDX.N.A.IG-21 5-Year Version 1 Index, Call	BNP	4/16/14	0.60	226
1,500,000		Swaption, 3-Month USD-LIBOR, Call	BOA	4/28/14	2.73	7,841
100,000		Swaption, Dow Jones CDX.N.A.IG-21 5-Year Version 1 Index, Put	CITI	6/18/14	0.90	95
200,000		Swaption, Dow Jones CDX.N.A.IG-21 5-Year Version 1 Index, Put	JPM	6/18/14	0.90	189
6,700,000		Swaption, 3-Month USD-LIBOR, Put	RBS	9/21/15	2.50	167,297
5,470,000		Swaption, 3-Month USD-LIBOR, Put	BCLY	1/14/19	5.00	115,684
10		U.S. Treasury 10-Year Note April Futures, Put	CBOT	3/21/14	121.50	313
10		U.S. Treasury 10-Year Note April Futures, Call	CBOT	3/21/14	126.00	1,250
27		U.S. Treasury 10-Year Note June Futures, Put	CBOT	5/23/14	121.50	7,172
27		U.S. Treasury 10-Year Note June Futures, Call	CBOT	5/23/14	126.50	10,125
8		U.S. Treasury Long Bond April Futures, Put	CBOT	3/21/14	127.00	125
8		U.S. Treasury Long Bond April Futures, Call	CBOT	3/21/14	136.00	1,250

		Total United States				317,894

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $389,254)				$317,894

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA):
$3,000,000	4.500% due 3/25/44(a)	$3,222,656

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $3,218,437)	$3,222,656

(a)	This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this Fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 91.7%
Aerospace & Defense — 1.5%
$130,000	B+	Alliant Techsystems Inc., Senior Unsecured Notes, 5.250% due 10/1/21(a)	$133,900
480,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	484,200
460,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	518,650
611,000	B	Erickson Air-Crane Inc., Secured Notes, 8.250% due 5/1/20(a)	650,715
200,000	B-	GenCorp Inc., Secured Notes, 7.125% due 3/15/21	217,500
185,000	B	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	197,950
		TransDigm Inc., Company Guaranteed Notes:
125,000	CCC+	7.750% due 12/15/18	134,531
710,000	CCC+	7.500% due 7/15/21	786,325

		Total Aerospace & Defense	3,123,771

Airlines — 1.0%
420,000	CCC+	Air Canada, Secured Notes, 8.750% due 4/1/20(a)	454,650
310,627	BB+	American Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.625% due 1/15/21(a)	316,840
40,000	B+	American Airlines 2013-1 Class C Pass Through Trust, Pass Thru Certificates, 6.125% due 7/15/18(a)	42,200
487,222	BB+	American Airlines 2013-2 Class B Pass Through Trust, Equipment Trust, 5.600% due 7/15/20(a)	506,711
129,298	BB	Continental Airlines 2007-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.903% due 4/19/22	137,547
30,000	BBB-	Continental Airlines 2012-2 Class B Pass Thru Trusts, Pass Thru Certificates, 5.500% due 10/29/20	31,050
58,733	BB+	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	65,781
92,543	BB-	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	93,469
47,583	BBB+	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	54,006
30,000	BBB	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	32,100
229,102	BB	US Airways 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 6.750% due 6/3/21	247,430
190,000	BB	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	193,087

		Total Airlines	2,174,871

Asset Management & Custody Banks — 0.4%
800,000	B+	American Capital Ltd., Senior Unsecured Notes, 6.500% due 9/15/18(a)	856,000

Auto Components — 1.2%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
50,000	B+	7.750% due 11/15/19	57,875
500,000	B+	6.625% due 10/15/22(b)	546,250
620,000	B	Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes, 8.000% due 6/15/19	685,100
200,000	B	Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes, 8.250% due 6/15/21(a)	227,500
80,000	B	Cooper-Standard Holding Inc., Senior Unsecured Notes, 7.375% due 4/1/18(a)(c)	82,000
430,000	BB	Dana Holding Corp., Senior Unsecured Notes, 5.375% due 9/15/21	445,050
440,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% due 8/15/18(a)(c)	470,800

		Total Auto Components	2,514,575

Automobiles — 0.2%
370,000	BB	Jaguar Land Rover Automotive PLC, Company Guaranteed Notes, 4.125% due 12/15/18(a)	379,250

Beverages — 0.4%
170,000	CCC+	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	174,037
150,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	162,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Beverages — 0.4% — (continued)
$270,000	BB+	Constellation Brands Inc., Company Guaranteed Notes, 4.250% due 5/1/23	$265,275
130,000	B-	Crestview DS Merger Sub II Inc., Secured Notes, 10.000% due 9/1/21(a)	144,300
130,000	BB	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22(a)	136,500

		Total Beverages	882,487

Building Products — 0.5%
500,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22(a)	501,875
195,000	B-	Texas Industries Inc., Company Guaranteed Notes, 9.250% due 8/15/20	227,175
260,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Senior Unsecured Notes, 6.750% due 12/15/21(a)	266,500

		Total Building Products	995,550

Chemicals — 1.9%
310,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23(a)	307,288
400,000	B-	Hexion US Finance Corp., Senior Secured Notes, 6.625% due 4/15/20	415,500
130,000	B+	Nufarm Australia Ltd., Company Guaranteed Notes, 6.375% due 10/15/19(a)	135,525
750,000	B	Phibro Animal Health Corp., Company Guaranteed Notes, 9.250% due 7/1/18(a)	802,500
500,000	BB-	Rain CII Carbon LLC/CII Carbon Corp., Secured Notes, 8.000% due 12/1/18(a)	525,000
645,000	B	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	635,325
835,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20(a)	905,975
280,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20	289,100

		Total Chemicals	4,016,213

Commercial Banks — 3.0%
		Ally Financial Inc., Company Guaranteed Notes:
105,000	BB	5.500% due 2/15/17	115,238
365,000	BB	8.000% due 3/15/20	453,512
440,000	BB+	Bank of America Corp., Junior Subordinated Notes, 5.200% due 12/29/49(d)	415,800
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	221,500
		CIT Group Inc., Senior Unsecured Notes:
100,000	BB-	5.375% due 5/15/20	108,500
750,000	BB-	5.000% due 8/1/23	785,625
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(d)	238,350
170,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49(a)	170,300
		Provident Funding Associates LP/PFG Finance Corp.:
785,000	B+	Company Guaranteed Notes, 6.750% due 6/15/21(a)	773,225
260,000	B+	Senior Notes, 10.125% due 2/15/19(a)	284,700
		Synovus Financial Corp.:
1,360,000	BB-	Senior Unsecured Notes, 7.875% due 2/15/19	1,550,400
440,000	B+	Subordinated Notes, 5.125% due 6/15/17	462,000
620,000	NR	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15	689,335

		Total Commercial Banks	6,268,485

Commercial Services & Supplies — 3.3%
185,000	B	Ahern Rentals Inc., Secured Notes, 9.500% due 6/15/18(a)	204,425
100,000	B	APX Group Inc., Senior Secured Notes, 6.375% due 12/1/19	103,625
460,000	BB-	Ashtead Capital Inc., Secured Notes, 6.500% due 7/15/22(a)	501,400
765,000	CCC+	Cenveo Corp., Secured Notes, 8.875% due 2/1/18	772,650
425,000	B-	DynCorp International Inc., Company Guaranteed Notes, 10.375% due 7/1/17	446,250
471,000	B-	Envision Healthcare Corp., Company Guaranteed Notes, 8.125% due 6/1/19	507,208
375,000	B+	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	414,375
60,000	B-	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	67,500
100,000	BB+	JM Huber Corp., Senior Notes, 9.875% due 11/1/19(a)	116,000
220,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	230,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Commercial Services & Supplies — 3.3% — (continued)
$410,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	$441,775
110,000	CCC+	NES Rentals Holdings Inc., Senior Secured Notes, 7.875% due 5/1/18(a)	118,800
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	352,012
400,000	B	Safway Group Holding LLC/Safway Finance Corp., Secured Notes, 7.000% due 5/15/18(a)	427,000
135,000	BB-	Sotheby’s, Company Guaranteed Notes, 5.250% due 10/1/22(a)	130,950
125,000	BB	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	131,938
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21(a)	116,050
130,000	B-	TransUnion Holding Co., Inc., Senior Unsecured Notes, 9.625% due 6/15/18	138,938
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	BB-	7.375% due 5/15/20	224,500
1,345,000	BB-	7.625% due 4/15/22	1,534,981

		Total Commercial Services & Supplies	6,980,827

Construction Materials — 0.4%
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	431,500
430,000	B	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18(a)	459,025

		Total Construction Materials	890,525

Consumer Banks — 0.3%
620,000	BB+	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	641,011

Consumer Finance — 0.3%
360,000	BB-	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	351,900
200,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	205,500
120,000	BBB-	SLM Corp., Senior Unsecured Notes, 8.450% due 6/15/18	142,500

		Total Consumer Finance	699,900

Containers & Packaging — 1.3%
222,868	CCC+	ARD Finance SA, Senior Secured Notes, 11.125% due 6/1/18(a)(c)	245,433
		Ardagh Packaging Finance PLC, Company Guaranteed Notes:
200,000	CCC+	6.250% due 1/31/19(a)	208,000
400,000	CCC+	9.125% due 10/15/20(a)	446,000
300,000	CCC+	6.750% due 1/31/21(a)	312,750
		Ball Corp., Company Guaranteed Notes:
400,000	BB+	5.000% due 3/15/22	415,000
120,000	BB+	4.000% due 11/15/23	115,650
430,000	CCC+	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Company Guaranteed Notes, 6.000% due 6/15/17(a)	448,275
110,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.750% due 4/15/21	111,100
50,000	CCC+	Pactiv Corp., Company Guaranteed Notes, 7.950% due 12/15/25	51,250
210,000	CCC+	Pactiv LLC, Company Guaranteed Notes, 8.375% due 4/15/27	215,775
210,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21(a)	218,400

		Total Containers & Packaging	2,787,633

Diversified Consumer Services — 0.1%
130,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	138,775

Diversified Financial Services — 3.1%
320,000	CCC+	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	321,600
360,000	BB+	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.625% due 10/15/20(a)	371,250
		E*Trade Financial Corp., Senior Unsecured Notes:
115,000	B-	6.750% due 6/1/16	125,062
320,000	B-	6.000% due 11/15/17	340,800
625,000	B-	6.375% due 11/15/19	681,250
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	443,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services — 3.1% — (continued)
		International Lease Finance Corp., Senior Unsecured Notes:
$520,000	BBB-	8.250% due 12/15/20	$637,650
155,000	BBB-	8.625% due 1/15/22	194,137
490,000	B-	Jack Cooper Holdings Corp., Senior Secured Notes, 9.250% due 6/1/20(a)	542,063
610,000	B+	Nationstar Mortgage LLC/Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 8/1/18	617,625
		Nuveen Investments Inc., Senior Unsecured Notes:
330,000	CCC	5.500% due 9/15/15	335,775
530,000	CCC	9.125% due 10/15/17(a)	557,825
260,000	CCC	9.500% due 10/15/20(a)	278,850
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	174,800
200,000	BB	Stena AB, Senior Unsecured Notes, 7.000% due 2/1/24(a)	206,500
200,000	B+	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	219,500
500,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(d)	538,750

		Total Diversified Financial Services	6,587,262

Diversified Telecommunication Services — 5.2%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	129,300
240,000	BB	6.750% due 12/1/23	255,600
1,415,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	1,484,423
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	32,812
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.250% due 10/15/20	65,475
755,000	B-	6.625% due 12/15/22	800,300
1,080,000	B+	5.500% due 8/1/23(a)	1,071,900
		Intelsat Luxembourg SA, Company Guaranteed Notes:
595,000	B-	7.750% due 6/1/21(a)	642,600
270,000	B-	8.125% due 6/1/23(a)	294,300
		Level 3 Financing Inc., Company Guaranteed Notes:
80,000	CCC+	8.125% due 7/1/19	88,600
70,000	CCC+	7.000% due 6/1/20	76,650
1,680,000	CCC+	8.625% due 7/15/20	1,896,300
		tw telecom holdings inc, Company Guaranteed Notes:
390,000	BB-	5.375% due 10/1/22	399,263
680,000	BB-	6.375% due 9/1/23	729,300
340,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	376,550
190,000	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 5.150% due 9/15/23	208,508
510,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23(a)	541,875
1,016,649	B	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)	1,062,398
		Windstream Corp., Company Guaranteed Notes:
650,000	B	7.500% due 6/1/22	692,250
150,000	B	7.500% due 4/1/23	158,250
60,000	B	6.375% due 8/1/23	59,400

		Total Diversified Telecommunication Services	11,066,054

Electric Utilities — 1.3%
160,000	B	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	169,600
		Calpine Corp., Senior Secured Notes:
76,000	BB-	7.500% due 2/15/21(a)	84,170
380,000	BB-	5.875% due 1/15/24(a)	391,400
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
100,000	CC	Secured Notes, 12.250% due 3/1/22(a)	116,500
805,000	CCC+	Senior Secured Notes, 10.000% due 12/1/20	841,225

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Electric Utilities — 1.3% — (continued)
$28,824	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	$28,628
		GenOn REMA LLC, Pass Thru Certificates:
95,467	B+	9.237% due 7/2/17	94,512
340,000	B+	9.681% due 7/2/26	329,800
246,095	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16(e)	279,934
409,204	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	438,871

		Total Electric Utilities	2,774,640

Electronic Equipment, Instruments & Components — 0.8%
95,000	B	International Wire Group Holdings Inc., Senior Secured Notes, 8.500% due 10/15/17(a)	104,025
20,000	B-	Kemet Corp., Senior Secured Notes, 10.500% due 5/1/18	21,000
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	278,750
430,000	BB-	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	463,863
750,000	B+	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21(a)	765,000

		Total Electronic Equipment, Instruments & Components	1,632,638

Energy Equipment & Services — 2.3%
		Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes:
130,000	B+	6.625% due 10/1/20	139,750
350,000	B+	4.750% due 11/15/21	336,000
110,000	B+	5.875% due 8/1/23	108,625
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
520,000	BB	5.875% due 4/15/21	557,700
230,000	BB	6.125% due 7/15/22	250,700
520,000	BB-	Cie Générale de Géophysique — Veritas, Company Guaranteed Notes, 6.500% due 6/1/21	536,900
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(e)(f)(g)	0
220,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	241,450
400,000	CCC+	Foresight Energy LLC/Foresight Energy Corp., Senior Unsecured Notes, 7.875% due 8/15/21(a)	419,000
500,000	BB	Forum Energy Technologies Inc., Senior Unsecured Notes, 6.250% due 10/1/21(a)	533,750
410,000	B	GenOn Energy Inc., Senior Unsecured Notes, 9.500% due 10/15/18	424,350
260,000	B+	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22(a)	270,725
70,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	75,950
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB	6.375% due 8/1/22	351,265
40,000	BB	4.250% due 11/15/23(a)	37,800
240,000	B-	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	262,500
280,000	NR	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	203,000

		Total Energy Equipment & Services	4,749,465

Food Products — 2.2%
250,000	BB-	ARAMARK Corp., Company Guaranteed Notes, 5.750% due 3/15/20(a)	265,000
611,000	B	Chiquita Brands International, Inc./Chiquita Brands LLC, Senior Secured Notes, 7.875% due 2/1/21	675,613
210,000	BB+	Darling International Inc., Company Guaranteed Notes, 5.375% due 1/15/22(a)	215,775
700,000	CCC+	Del Monte Corp., Company Guaranteed Notes, 7.625% due 2/15/19	729,750
340,000	CCC+	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	351,475
350,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	355,687
470,000	BB-	Hawk Acquisition Sub Inc., Secured Notes, 4.250% due 10/15/20(a)	470,000
220,000	BB	Land O’Lakes Capital Trust I, LIMITD GUARANTEE, 7.450% due 3/15/28(a)	214,500
650,000	CCC	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	706,063
450,000	BB-	Smithfield Foods Inc., Senior Unsecured Notes, 5.875% due 8/1/21(a)	464,625
195,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	202,069

		Total Food Products	4,650,557

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Gas Utilities — 0.4%
$755,000	BB+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	$841,825

Health Care Equipment & Supplies — 1.6%
		Alere Inc., Company Guaranteed Notes:
345,000	B-	7.250% due 7/1/18	380,363
730,000	CCC+	6.500% due 6/15/20	770,150
		Biomet Inc., Company Guaranteed Notes:
295,000	B-	6.500% due 8/1/20	319,706
760,000	B-	6.500% due 10/1/20	814,150
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	84,200
520,000	CCC+	9.875% due 4/15/18	571,350
395,000	CCC+	Kinetic Concepts Inc./KCI USA Inc., Company Guaranteed Notes, 12.500% due 11/1/19	458,200

		Total Health Care Equipment & Supplies	3,398,119

Health Care Providers & Services — 3.3%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
303,000	B-	12.875% due 11/1/18	368,145
390,000	B-	6.125% due 3/15/21(a)	404,625
355,000	B-	CHS/Community Health Systems, Inc., Company Guaranteed Notes, 6.875% due 2/1/22(a)	378,297
210,000	CCC+	ExamWorks Group Inc., Company Guaranteed Notes, 9.000% due 7/15/19	232,050
480,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.875% due 1/31/22(a)	516,000
125,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	142,500
205,000	B	Hanger Inc., Company Guaranteed Notes, 7.125% due 11/15/18	219,350
620,000	B-	HCA Holdings Inc., Senior Unsecured Notes, 7.750% due 5/15/21	688,588
		HCA Inc.:
570,000	B-	Company Guaranteed Notes, 5.875% due 5/1/23	604,200
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	63,900
620,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	666,500
140,000	NR	Physiotherapy Associates Holdings Inc., Senior Unsecured Notes, 11.875% due 5/1/19(a)(e)	58,100
490,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	491,225
		Tenet Healthcare Corp.:
330,000	B+	Senior Secured Notes, 6.000% due 10/1/20(a)	355,369
		Senior Unsecured Notes:
410,000	CCC+	8.000% due 8/1/20	451,000
425,000	CCC+	8.125% due 4/1/22	477,062
295,000	CCC+	6.875% due 11/15/31	268,450
520,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.750% due 11/15/20	544,700

		Total Health Care Providers & Services	6,930,061

Hotels, Restaurants & Leisure — 5.6%
570,000	B-	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	660,487
168,977	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18(a)(c)(f)(g)	163,402
		Boyd Gaming Corp., Company Guaranteed Notes:
270,000	CCC+	9.125% due 12/1/18	294,975
620,000	CCC+	9.000% due 7/1/20	677,350
60,000	B-	Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Company Guaranteed Notes, step bond to yield, 11.000% due 4/15/19(a)	54,750
		Caesars Entertainment Operating Co., Inc., Senior Secured Notes:
188,000	B-	11.250% due 6/1/17	192,465
60,000	B-	8.500% due 2/15/20	57,787
780,000	B-	9.000% due 2/15/20	762,450
180,000	B	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., Senior Secured Notes, 8.000% due 10/1/20(a)	192,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Hotels, Restaurants & Leisure — 5.6% — (continued)
$230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	$265,650
150,000	CCC+	CEC Entertainment Inc., Senior Unsecured Notes, 8.000% due 2/15/22(a)	154,875
270,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)	277,088
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	175,950
1,110,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21(a)	1,175,906
490,000	B-	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	521,850
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
165,000	B+	7.750% due 3/15/19	180,056
250,000	CCC+	8.875% due 6/15/20	273,125
470,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	501,725
565,000	CCC+	Landry’s Inc., Senior Notes, 9.375% due 5/1/20(a)	624,325
400,000	B+	Marina District Finance Co., Inc., Senior Secured Notes, 9.875% due 8/15/18(b)	432,000
280,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	280,700
		MGM Resorts International, Company Guaranteed Notes:
325,000	B+	8.625% due 2/1/19	390,000
1,125,000	B+	6.625% due 12/15/21	1,236,094
100,000	B+	7.750% due 3/15/22	115,250
320,000	CCC	Mohegan Tribal Gaming Authority, Senior Unsecured Notes, 9.750% due 9/1/21(a)	354,400
255,000	BB-	NCL Corp. Ltd., Company Guaranteed Notes, 5.000% due 2/15/18	265,838
455,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	498,225
270,000	B-	Regal Entertainment Group, Senior Unsecured Notes, 5.750% due 3/15/22	276,750
300,000	B-	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	333,000
60,000	BB-	Speedway Motorsports Inc., Company Guaranteed Notes, 6.750% due 2/1/19	63,900
245,000	CCC	Wok Acquisition Corp., Company Guaranteed Notes, 10.250% due 6/30/20(a)	265,213

		Total Hotels, Restaurants & Leisure	11,717,961

Household Durables — 1.6%
455,000	B-	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	500,500
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	672,525
700,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19	775,250
350,000	B+	Standard Pacific Corp., Company Guaranteed Notes, 6.250% due 12/15/21	374,063
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
245,000	BB-	7.750% due 4/15/20(a)	271,337
655,000	BB-	5.250% due 4/15/21(a)	650,088
125,000	B-	William Lyon Homes Inc., Company Guaranteed Notes, 8.500% due 11/15/20	138,125

		Total Household Durables	3,381,888

Household Products — 1.8%
90,000	B-	American Greetings Corp., Company Guaranteed Notes, 7.375% due 12/1/21	94,162
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% due 2/15/19(a)(c)	423,000
445,000	BB-	Libbey Glass Inc., Senior Secured Notes, 6.875% due 5/15/20	483,937
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
640,000	CCC+	9.000% due 4/15/19	691,200
375,000	CCC+	9.875% due 8/15/19	424,688
1,010,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,060,500
		Spectrum Brands Inc., Company Guaranteed Notes:
110,000	B	6.375% due 11/15/20	120,450
530,000	B	6.625% due 11/15/22	580,350

		Total Household Products	3,878,287

Independent Power Producers & Energy Traders — 1.2%
400,000	BB-	AES Corp. (The), Senior Unsecured Notes, 4.875% due 5/15/23	390,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Independent Power Producers & Energy Traders — 1.2% — (continued)
		NRG Energy Inc., Company Guaranteed Notes:
$305,000	BB-	7.625% due 1/15/18	$346,175
155,000	BB-	7.875% due 5/15/21	172,825
1,100,000	BB-	6.250% due 7/15/22(a)	1,146,750
370,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	407,000

		Total Independent Power Producers & Energy Traders	2,462,750

Industrial Conglomerates — 1.3%
370,000	B	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	381,100
		HD Supply Inc., Company Guaranteed Notes:
310,000	CCC+	7.500% due 7/15/20	341,000
490,000	CCC+	11.500% due 7/15/20	599,025
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23(a)	248,300
		SunGard Data Systems Inc., Company Guaranteed Notes:
605,000	B-	6.625% due 11/1/19	649,619
500,000	B	7.625% due 11/15/20	553,750

		Total Industrial Conglomerates	2,772,794

Insurance — 0.4%
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	535,000
225,000	CCC+	Hockey Merger Sub 2 Inc., Senior Unsecured Notes, 7.875% due 10/1/21(a)	237,937
40,000	BB	ING US Inc., Company Guaranteed Notes, 5.650% due 5/15/53(d)	39,400

		Total Insurance	812,337

Internet Software & Services — 1.2%
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	82,600
270,000	BB-	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18(a)	285,862
285,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	311,362
450,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	475,875
		EarthLink Inc.:
655,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19(b)	663,188
280,000	B+	Senior Secured Notes, 7.375% due 6/1/20	294,000
370,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	409,313

		Total Internet Software & Services	2,522,200

Leisure Equipment & Products — 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	253,200

Machinery — 1.8%
930,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	1,006,725
175,000	B	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	195,781
135,000	B-	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	145,125
410,000	B	Mueller Water Products Inc., Company Guaranteed Notes, 7.375% due 6/1/17	423,325
425,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21(b)	445,719
		Terex Corp., Company Guaranteed Notes:
130,000	BB-	6.500% due 4/1/20	141,375
880,000	BB-	6.000% due 5/15/21	930,600
120,000	CCC+	Vander Intermediate Holding II Corp., Senior Unsecured Notes, 9.750% due 2/1/19(a)(c)	124,800
100,000	B	Waterjet Holdings Inc., Senior Secured Notes, 7.625% due 2/1/20(a)	106,000
190,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	204,250

		Total Machinery	3,723,700

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Media — 7.9%
$300,000	B	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	$329,250
		CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Company Guaranteed Notes:
130,000	BB-	5.250% due 2/15/22(a)	133,575
130,000	BB-	5.625% due 2/15/24(a)	134,550
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
120,000	BB-	8.125% due 4/30/20	132,000
800,000	BB-	6.500% due 4/30/21	859,000
1,380,000	CCC+	Clear Channel Communications Inc., Senior Secured Notes, 9.000% due 3/1/21	1,452,450
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
565,000	B	7.625% due 3/15/20	613,837
190,000	B	6.500% due 11/15/22	202,400
265,000	B+	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	302,100
500,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	602,500
1,395,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19	1,513,575
		DISH DBS Corp., Company Guaranteed Notes:
185,000	BB-	7.875% due 9/1/19	217,838
830,000	BB-	5.125% due 5/1/20	861,125
700,000	BB-	6.750% due 6/1/21	785,750
300,000	BB-	5.000% due 3/15/23	298,500
370,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	428,275
300,000	BB	Gannett Co., Inc., Company Guaranteed Notes, 6.375% due 10/15/23(a)	317,250
150,000	B-	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	160,500
715,000	B+	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	782,925
160,000	B-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	181,600
		LBI Media Inc.:
380,000	C	Secured Notes, 13.500% due 4/15/20(a)	343,900
655,000	CCC-	Senior Secured Notes, 10.000% due 4/15/19(a)	687,750
385,000	B+	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	404,731
260,000	B-	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	271,700
200,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	218,500
390,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	422,175
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	166,500
1,480,000	CCC	Radio One Inc., Senior Subordinated Notes, 9.250% due 2/15/20(a)	1,561,400
150,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21	151,500
215,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 5.250% due 8/15/22(a)	223,600
410,000	BB	Starz LLC/Starz Finance Corp., Company Guaranteed Notes, 5.000% due 9/15/19	427,938
260,000	BBB	Time Warner Cable Inc., Company Guaranteed Notes, 8.750% due 2/14/19	332,076
		Univision Communications Inc.:
780,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21(a)	870,675
		Senior Secured Notes:
100,000	B+	6.875% due 5/15/19(a)	107,750
130,000	B+	7.875% due 11/1/20(a)	144,625

		Total Media	16,643,820

Metals & Mining — 2.5%
440,000	CCC	American Rock Salt Co. LLC/American Rock Capital Corp., Secured Notes, 8.250% due 5/1/18(a)	459,250
80,000	BB+	ArcelorMittal, Senior Unsecured Notes, 6.000% due 3/1/21	86,800
250,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	236,875
395,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	409,319

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Metals & Mining — 2.5% — (continued)
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
$390,000	BB-	6.875% due 2/1/18(a)	$411,937
610,000	BB-	8.250% due 11/1/19(a)	674,813
555,000	BB-	6.875% due 4/1/22(a)	604,256
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	150,800
320,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	357,600
190,000	D	Midwest Vanadium Pty Ltd., Senior Secured Notes, 12.250% due 2/15/18(a)(g)	109,250
90,000	D	Mirabela Nickel Ltd., Company Guaranteed Notes, 8.750% due 4/15/18(a)(e)	22,050
135,000	CCC+	Molycorp Inc., Senior Secured Notes, 10.000% due 6/1/20	135,675
260,000	CCC+	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17	284,050
220,000	B	St Barbara Ltd., Senior Secured Notes, 8.875% due 4/15/18(a)	185,900
470,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	512,300
		Thompson Creek Metals Co., Inc.:
380,000	CCC-	Company Guaranteed Notes, 12.500% due 5/1/19	414,200
30,000	B	Senior Secured Notes, 9.750% due 12/1/17	33,675
120,000	B	Walter Energy Inc., Senior Secured Notes, 9.500% due 10/15/19(a)	120,900

		Total Metals & Mining	5,209,650

Multiline Retail — 0.6%
1,285,000	CCC-	JC Penney Corp. Inc., Company Guaranteed Notes, 6.875% due 10/15/15(b)	1,225,569

Oil, Gas & Consumable Fuels — 15.6%
315,000	NR	American Energy—Utica LLC, Unsecured Notes, 3.500% due 3/1/21(a)	317,709
90,000	BB-	Antero Resources Finance Corp., Company Guaranteed Notes, 5.375% due 11/1/21(a)	92,081
		Arch Coal Inc., Company Guaranteed Notes:
170,000	CCC+	7.000% due 6/15/19(b)	141,950
60,000	CCC+	9.875% due 6/15/19	54,600
100,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	108,250
250,000	B+	Basic Energy Services Inc., Company Guaranteed Notes, 7.750% due 10/15/22	268,125
200,000	BB-	Berry Petroleum Co., Senior Unsecured Notes, 6.375% due 9/15/22	209,500
		Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes:
290,000	B+	9.375% due 5/1/19	321,900
20,000	B+	9.625% due 8/1/20	22,900
320,000	B+	7.625% due 1/15/22	341,200
		Chaparral Energy Inc., Company Guaranteed Notes:
175,000	B-	8.250% due 9/1/21	192,500
970,000	B-	7.625% due 11/15/22	1,057,300
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB-	6.875% due 11/15/20	173,250
550,000	BB-	6.125% due 2/15/21	610,500
		Comstock Resources Inc., Company Guaranteed Notes:
305,000	B-	7.750% due 4/1/19	327,875
295,000	B-	9.500% due 6/15/20	336,669
		Concho Resources Inc., Company Guaranteed Notes:
40,000	BB+	5.500% due 10/1/22	42,200
430,000	BB+	5.500% due 4/1/23	451,500
290,000	BB	CONSOL Energy Inc., Company Guaranteed Notes, 8.250% due 4/1/20	316,825
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22	281,475
210,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 4.625% due 7/15/23	198,975
830,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	875,650
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	69,600
10,000	BB	El Paso Corp., Senior Secured Notes, 7.800% due 8/1/31	10,653
450,000	B-	Energy XXI Bermuda Ltd., Senior Unsecured Notes, 3.000% due 12/15/18(a)	435,375
715,000	B-	EPL Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 2/15/18	775,775
460,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	476,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 15.6% — (continued)
		Halcon Resources Corp., Company Guaranteed Notes:
$90,000	CCC+	9.750% due 7/15/20(a)	$95,062
590,000	CCC+	8.875% due 5/15/21	603,275
		Hercules Offshore Inc., Company Guaranteed Notes:
1,385,000	B	10.250% due 4/1/19(a)	1,585,825
270,000	B	8.750% due 7/15/21(a)	302,400
345,000	B	7.500% due 10/1/21(a)	366,562
340,000	B-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 7.250% due 10/1/20(a)	368,900
880,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	926,200
660,000	BB	Kinder Morgan Inc., Senior Secured Notes, 5.000% due 2/15/21(a)	667,319
		Kodiak Oil & Gas Corp., Company Guaranteed Notes:
210,000	B	8.125% due 12/1/19	234,675
40,000	B	5.500% due 2/1/22	41,300
140,000	B+	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 8.625% due 4/15/20	153,300
1,550,000	CCC	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	1,724,375
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
94,000	BB	6.250% due 6/15/22	101,990
690,000	BB	4.500% due 7/15/23	671,887
		MEG Energy Corp., Company Guaranteed Notes:
100,000	BB	6.375% due 1/30/23(a)	103,500
400,000	BB	7.000% due 3/31/24(a)	421,000
210,000	D	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(e)	158,550
120,000	BB	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23(a)	122,700
130,000	B	Natural Resource Partners LP, Senior Unsecured Notes, 9.125% due 10/1/18(a)	136,175
525,000	B-	Offshore Group Investment Ltd., Senior Secured Notes, 7.500% due 11/1/19	568,312
560,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	569,800
200,000	B+	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)	217,000
220,000	CCC+	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	231,550
		Peabody Energy Corp., Company Guaranteed Notes:
125,000	BB	6.000% due 11/15/18	135,938
600,000	BB	6.250% due 11/15/21(b)	621,750
110,000	BB	7.875% due 11/1/26	113,575
200,000	BBB	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	183,335
730,000	B	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	782,925
520,000	Ba3(h)	Puma International Financing SA, Company Guaranteed Notes, 6.750% due 2/1/21(a)	522,600
50,000	B-	PVR Partners LP/Penn Virginia Resource Finance Corp. II, Company Guaranteed Notes, 6.500% due 5/15/21	53,500
		QEP Resources Inc., Senior Unsecured Notes:
400,000	BB+	5.375% due 10/1/22	404,000
560,000	BB+	5.250% due 5/1/23	561,400
500,000	B-	QR Energy LP/QRE Finance Corp., Company Guaranteed Notes, 9.250% due 8/1/20	540,000
490,000	CCC-	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21(a)	539,000
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	137,150
260,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 5.875% due 3/1/22	271,050
400,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	426,000
265,000	B-	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	294,150
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
275,000	BB	6.850% due 7/15/18(a)	286,000
365,000	BB	6.000% due 1/15/19(a)	366,825
525,000	BB	5.625% due 4/15/20(a)	510,563
510,000	BB	6.875% due 4/15/40(a)	464,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 15.6% — (continued)
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
$630,000	BB+	5.875% due 2/1/21(a)	$648,900
125,000	BB+	6.250% due 3/15/22(a)	129,531
750,000	CCC+	Samson Investment Co., Company Guaranteed Notes, 10.750% due 2/15/20(a)	837,188
845,000	CCC+	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21(a)(g)	887,250
555,000	B-	SandRidge Energy Inc., Company Guaranteed Notes, 7.500% due 3/15/21	589,688
230,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	256,450
240,000	B+	Shelf Drilling Holdings Ltd., Senior Secured Notes, 8.625% due 11/1/18(a)	259,800
150,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19(a)	144,375
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	248,400
80,000	B	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Unsecured Notes, 7.500% due 7/1/21(a)	85,200
750,000	CCC+	Talos Production LLC/Talos Production Finance Inc., Senior Unsecured Notes, 9.750% due 2/15/18(a)	791,250
300,000	BB	Ultra Petroleum Corp., Senior Unsecured Notes, 5.750% due 12/15/18(a)	315,000
365,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	396,938
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	595,125
500,000	BB+	Whiting Petroleum Corp., Company Guaranteed Notes, 5.000% due 3/15/19	531,250

		Total Oil, Gas & Consumable Fuels	32,812,300

Paper & Forest Products — 1.0%
690,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20(a)	713,287
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23	152,000
200,000	B-	Exopack Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	209,000
470,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23(a)	462,950
684,000	CCC+	Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes, 11.750% due 1/15/19(b)	659,180

		Total Paper & Forest Products	2,196,417

Personal Products — 0.4%
90,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21(a)	88,650
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	839,175

		Total Personal Products	927,825

Pharmaceuticals — 0.9%
290,000	BB+	Forest Laboratories Inc., Senior Unsecured Notes, 5.000% due 12/15/21(a)	311,025
290,000	CCC+	JLL/Delta Dutch Newco BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	296,888
260,000	B-	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	244,400
160,000	B	Salix Pharmaceuticals Ltd., Company Guaranteed Notes, 6.000% due 1/15/21(a)	171,600
760,000	B	Valeant Pharmaceuticals International, Company Guaranteed Notes, 6.375% due 10/15/20(a)	834,100

		Total Pharmaceuticals	1,858,013

Real Estate Investment Trusts (REITs) — 1.3%
240,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Unsecured Notes, 6.875% due 2/15/21(a)	240,000
670,000	B	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	706,850
50,000	BB+	Corrections Corp. of America, Company Guaranteed Notes, 4.125% due 4/1/20	49,125
700,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	705,250
815,000	B3(h)	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17	967,812

		Total Real Estate Investment Trusts (REITs)	2,669,037

Real Estate Management & Development — 0.4%
770,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	816,200

Software — 1.6%
120,000	BB	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20(a)	127,050

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Software — 1.6% — (continued)
		Activision Blizzard Inc., Company Guaranteed Notes:
$80,000	BB+	5.625% due 9/15/21(a)	$86,200
600,000	BB+	6.125% due 9/15/23(a)	652,500
100,000	BB-	Audatex North America Inc., Company Guaranteed Notes, 6.000% due 6/15/21(a)	107,250
650,000	B-	BMC Software Finance Inc., Senior Unsecured Notes, 8.125% due 7/15/21(a)	686,562
380,000	B-	BMC Software Inc., Senior Unsecured Notes, 7.250% due 6/1/18	395,200
		First Data Corp.:
		Company Guaranteed Notes:
345,000	B-	12.625% due 1/15/21	414,000
150,000	CCC+	11.750% due 8/15/21(a)	161,250
395,000	B+	Senior Secured Notes, 6.750% due 11/1/20(a)	428,575
290,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes, 9.250% due 1/15/18(a)	292,900

		Total Software	3,351,487

Speciality Retail — 0.9%
120,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21	114,900
70,000	CCC+	Chinos Intermediate Holdings A Inc., Senior Unsecured Notes, 7.750% due 5/1/19(a)(c)	73,325
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	378,100
230,000	CCC+	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	233,450
270,000	CCC+	Neiman Marcus Group Ltd. Inc., Company Guaranteed Notes, 8.750% due 10/15/21(a)(c)	291,600
580,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% due 5/1/18(a)(c)	594,500
300,000	B	Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Secured Notes, 11.000% due 5/1/17(a)	321,000

		Total Speciality Retail	2,006,875

Textiles, Apparel & Luxury Goods — 0.9%
830,000	CCC+	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	927,525
130,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	131,950
375,000	CCC	Gymboree Corp. (The), Company Guaranteed Notes, 9.125% due 12/1/18(b)	334,687
410,000	CCC	Quiksilver Inc./QS Wholesale Inc., Company Guaranteed Notes, 10.000% due 8/1/20	467,400
90,000	BB+	William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21(a)	92,700

		Total Textiles, Apparel & Luxury Goods	1,954,262

Tobacco — 0.2%
370,000	B-	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	375,550

Transportation Infrastructure — 4.0%
260,000	B	Aguila 3 SA, Senior Secured Notes, 7.875% due 1/31/18(a)	276,412
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	295,650
505,000	BB+	7.625% due 4/15/20	576,962
360,000	CCC+	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	363,600
170,000	B+	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	182,325
325,000	B	Eletson Holdings, Senior Secured Notes, 9.625% due 1/15/22(a)	339,625
470,000	BB-	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	515,825
864,062	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(c)	889,984
305,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	319,259
705,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	724,388
255,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	263,925
405,000	B3(h)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16	409,556
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes, 10.000% due 2/15/18(a)(c)	377,400
1,000,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	1,103,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Transportation Infrastructure — 4.0% — (continued)
$339,000	B+	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	$375,019
240,000	B-	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21	262,200
670,000	CCC+	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	680,050
405,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	438,413

		Total Transportation Infrastructure	8,394,343

Wireless Telecommunication Services — 2.5%
500,000	BB-	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	515,000
130,000	BB	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	138,775
430,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	434,837
		Sprint Capital Corp., Company Guaranteed Notes:
990,000	BB-	6.875% due 11/15/28	987,525
665,000	BB-	8.750% due 3/15/32	749,788
		Sprint Communications Inc.:
120,000	BB+	Company Guaranteed Notes, 9.000% due 11/15/18(a)	147,300
		Senior Unsecured Notes:
200,000	BB-	7.000% due 8/15/20	219,500
475,000	BB-	11.500% due 11/15/21	638,875
		Sprint Corp., Company Guaranteed Notes:
970,000	BB-	7.875% due 9/15/23(a)	1,076,700
160,000	BB-	7.125% due 6/15/24(a)	168,400
215,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	236,500

		Total Wireless Telecommunication Services	5,313,200

		TOTAL CORPORATE BONDS & NOTES (Cost — $185,223,735)	193,260,159

SENIOR LOANS — 0.1%
50,000	NR	Frac Tech Services (Restricted), 8.500% due 5/6/16	50,844
150,000	NR	Gymboree Corp. (Restricted), 5.000% due 2/23/18	137,700

		TOTAL SENIOR LOANS (Cost — $191,386)	188,544

Shares
COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)*(a)(f)(g)	19,906

ENERGY — 0.3%
Energy Equipment & Services — 0.3%
18,163		DeepOcean Group Holdings AS (Restricted)*(a)(f)(g)	577,257

FINANCIALS — 0.1%
Real Estate Management & Development — 0.1%
4,781		Realogy Holdings Corp.*(g)	226,906

INDUSTRIALS — 0.0%
Building Products — 0.0%
161		Nortek Inc.*	11,652

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares	Security	Value
INDUSTRIALS — 0.0% — (continued)
Transportation Infrastructure — 0.0%
135,004	Horizon Lines Inc. (Restricted), Class A shares, Class A Shares*(a)	$98,553

	TOTAL INDUSTRIALS	110,205

	TOTAL COMMON STOCKS (Cost — $1,175,227)	934,274

PREFERRED STOCK — 0.3%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
22,509	GMAC Capital Trust I, 8.125%(d) TOTAL PREFERRED STOCK (Cost — $480,648)	611,119

WARRANTS — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	Jack Cooper Holdings Corp., expires:
376	12/15/17*(a)	49,820
183	5/6/18*(a)	24,248

	Total Diversified Financial Services	74,068

	TOTAL FINANCIALS	74,068

	TOTAL WARRANTS (Cost — $19,405)	74,068

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $187,090,401)	195,068,164

Face Amount
SHORT-TERM INVESTMENTS (i) — 8.1%
MONEY MARKET FUND — 2.4%
$5,092,330	Invesco STIT — Government & Agency Portfolio(j) (Cost — $5,092,330)	5,092,330

TIME DEPOSITS — 5.7%
4,865,862	DNB ASA — Norway, 0.030% due 3/3/14	4,865,862
4,027,296	Standard Chartered Bank — Nassau, 0.030% due 3/3/14	4,027,296
3,070,644	Wells Fargo — Grand Cayman, 0.030% due 3/3/14	3,070,644

	TOTAL TIME DEPOSITS (Cost — $11,963,802)	11,963,802

	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,056,132)	17,056,132

	TOTAL INVESTMENTS — 100.6% (Cost — $204,146,533#)	212,124,296

	Liabilities in Excess of Other Assets — (0.6)%	(1,321,129)

	TOTAL NET ASSETS — 100.0%	$210,803,167

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2014.
(e)	Security is currently in default.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Rating by Moody’s Investors Service. All ratings are unaudited.
(i)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 8.1%.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	— Public Limited Company

See pages 119 and 120 for definition of ratings.

Summary of Investments by Security Type^
Corporate Bond & Note	91.1%
Common Stock	0.5
Preferred Stock	0.3
Senior Loan	0.1
Warrant	0.0 **
Short-Term Investments	8.0

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SOVEREIGN BONDS — 55.9%
Australia — 1.2%
3,300,000	AUD	Australia Government Bond, 4.750% due 6/15/16	$3,083,464

Belgium — 3.3%
		Belgium Government Bond:
2,800,000	EUR	3.500% due 3/28/15(a)	4,005,297
3,000,000	EUR	3.250% due 9/28/16(a)	4,455,491

		Total Belgium	8,460,788

Brazil — 1.6%
		Brazil Notas do Tesouro Nacional Serie F:
10,468,000	BRL	10.000% due 1/1/17 — 1/1/25	4,157,535

Canada — 2.4%
		Province of Ontario Canada:
$1,000,000		1.000% due 7/22/16	1,008,803
1,500,000	CAD	4.200% due 6/2/20	1,495,436
3,100,000	CAD	3.150% due 6/2/22	2,855,678
900,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38	944,709

		Total Canada	6,304,626

Colombia — 0.2%
181,000,000	COP	Colombia Government International Bond, 9.850% due 6/28/27	107,040
		Colombian TES:
427,900,000	COP	7.000% due 5/4/22	207,562
180,000,000	COP	7.500% due 8/26/26	85,669

		Total Colombia	400,271

France — 3.6%
6,800,000	EUR	France Government Bond OAT, 3.250% due 5/25/45	9,525,803

Germany — 5.3%
7,200,000	EUR	Bundesobligation, 1.000% due 10/12/18	10,135,753
		Bundesrepublik Deutschland:
1,300,000	EUR	3.250% due 7/4/15	1,869,944
800,000	EUR	6.250% due 1/4/30	1,699,820

		Total Germany	13,705,517

Indonesia — 0.4%
		Indonesia Treasury Bond:
3,802,000,000	IDR	7.000% due 5/15/22 — 5/15/27	281,266
2,997,000,000	IDR	8.375% due 3/15/24 — 9/15/26	252,529
1,536,000,000	IDR	9.000% due 3/15/29	134,128
181,000,000	IDR	10.500% due 8/15/30	17,530
3,760,000,000	IDR	9.500% due 7/15/31	336,842
1,254,000,000	IDR	8.250% due 6/15/32	101,642
672,000,000	IDR	6.375% due 4/15/42	41,678

		Total Indonesia	1,165,615

Italy — 11.5%
		Italy Buoni Poliennali Del Tesoro:
11,500,000	EUR	2.750% due 11/15/16	16,499,441
9,000,000	EUR	4.500% due 3/1/24	13,528,374

		Total Italy	30,027,815

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Japan — 2.6%
		Japan Government Thirty Year Bond:
600,000,000	JPY	2.500% due 9/20/35 — 6/20/36	$6,915,048

Malaysia — 0.6%
		Malaysia Government Bond:
1,500,000	MYR	4.012% due 9/15/17	465,318
680,000	MYR	3.260% due 3/1/18	204,953
1,300,000	MYR	5.734% due 7/30/19	432,767
220,000	MYR	4.378% due 11/29/19	69,007
1,190,000	MYR	4.160% due 7/15/21	365,403

		Total Malaysia	1,537,448

Mexico — 0.5%
		Mexican Bonos:
4,000,000	MXN	6.500% due 6/10/21	314,487
1,800,000	MXN	8.000% due 12/7/23	153,419
3,800,000	MXN	10.000% due 12/5/24 — 11/20/36	372,646
170,000	MXN	8.500% due 5/31/29	14,838
6,070,000	MXN	7.750% due 5/29/31	489,925

		Total Mexico	1,345,315

Netherlands — 5.4%
		Netherlands Government Bond:
3,100,000	EUR	0.750% due 4/15/15	4,309,968
200,000	EUR	3.250% due 7/15/15(a)	287,740
2,700,000	EUR	1.250% due 1/15/18(a)	3,827,105
2,600,000	EUR	4.000% due 7/15/19(a)	4,155,435
900,000	EUR	3.500% due 7/15/20(a)	1,416,155

		Total Netherlands	13,996,403

New Zealand — 1.4%
4,200,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	3,771,119

Nigeria — 0.2%
		Nigeria Government Bond:
2,000,000	NGN	4.000% due 4/23/15	10,904
13,100,000	NGN	15.100% due 4/27/17	82,074
13,400,000	NGN	16.000% due 6/29/19	87,938
4,800,000	NGN	7.000% due 10/23/19	21,606
32,500,000	NGN	16.390% due 1/27/22	221,465

		Total Nigeria	423,987

Norway — 0.8%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,138,122

Peru — 0.1%
		Peruvian Government International Bond:
420,000	PEN	7.840% due 8/12/20(a)(b)	165,541
100,000	PEN	8.200% due 8/12/26(b)	39,800
500,000	PEN	6.950% due 8/12/31(a)(b)	174,082

		Total Peru	379,423

Poland — 0.7%
		Poland Government Bond:
610,000	PLN	5.250% due 10/25/17 — 10/25/20	214,490
200,000	PLN	3.750% due 4/25/18	66,659
500,000	PLN	2.500% due 7/25/18	158,161

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Poland — 0.7% — (continued)
1,600,000	PLN	5.500% due 10/25/19	$572,782
2,000,000	PLN	5.750% due 10/25/21 — 9/23/22	728,980

		Total Poland	1,741,072

Qatar — 1.2%
$2,775,000		Qatar Government International Bond, 5.250% due 1/20/20(a)	3,184,312

Romania — 0.1%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	31,842
200,000	RON	5.750% due 1/27/16	63,675
300,000	RON	5.900% due 7/26/17	96,825

		Total Romania	192,342

Russia — 0.2%
		Russian Federal Bond — OFZ:
2,600,000	RUB	6.200% due 1/31/18	69,201
2,300,000	RUB	7.500% due 3/15/18	64,069
2,700,000	RUB	6.800% due 12/11/19	71,637
700,000	RUB	7.600% due 4/14/21	19,070
4,500,000	RUB	7.050% due 1/19/28	113,086
10,000,000	RUB	Russian Foreign Bond — Eurobond, 7.850% due 3/10/18	279,702

		Total Russia	616,765

Slovenia — 0.5%
800,000	EUR	Slovenia Government International Bond, 4.700% due 11/1/16(a)(b)	1,177,624

South Africa — 1.1%
		South Africa Government Bond:
19,000,000	ZAR	8.250% due 9/15/17	1,798,038
8,700,000	ZAR	7.250% due 1/15/20	774,301
100,000	ZAR	7.750% due 2/28/23	8,914
2,500,000	ZAR	7.000% due 2/28/31	194,205
100,000	ZAR	6.250% due 3/31/36	6,837
100,000	ZAR	6.500% due 2/28/41	6,861

		Total South Africa	2,789,156

Spain — 9.9%
700,000	EUR	Autonomous Community of Madrid Spain, 4.305% due 3/6/14	967,140
100,000	EUR	Junta de Castilla y Leon, 6.505% due 3/1/19	162,618
		Spain Government Bond:
15,400,000	EUR	3.800% due 1/31/17 — 4/30/24(a)	22,110,608
300,000	EUR	4.850% due 10/31/20	467,304
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	2,023,528

		Total Spain	25,731,198

Thailand — 0.1%
		Thailand Government Bond:
3,000,000	THB	3.650% due 12/17/21	92,951
8,200,000	THB	3.580% due 12/17/27	242,220

		Total Thailand	335,171

Turkey — 0.3%
		Turkey Government Bond:
500,000	TRY	8.800% due 11/14/18 — 9/27/23	211,449
1,098,448	TRY	3.000% due 1/6/21 — 8/2/23	485,063
500,000	TRY	7.100% due 3/8/23	188,210

		Total Turkey	884,722

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
United Kingdom — 0.7%
1,100,000	GBP	United Kingdom Gilt, 3.250% due 1/22/44	$1,751,062

		TOTAL SOVEREIGN BONDS (Cost — $144,267,972)	145,741,723

CORPORATE BONDS & NOTES — 20.8%
Bermuda — 0.3%
$700,000		Qtel International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	760,375

Cayman Islands — 0.8%
900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22(a)(b)	1,019,241
1,000,000		QNB FINANCE Ltd., Bank Guaranteed Notes, 3.375% due 2/22/17	1,046,250

		Total Cayman Islands	2,065,491

Colombia — 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	162,245

Germany — 3.9%
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	10,112,687

Ireland — 0.2%
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17(a)(b)	303,309
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	258,542

		Total Ireland	561,851

Japan — 0.0%
100,000	EUR	Tokyo Electric Power Co., Inc., General Reference Mortgage Notes, 4.500% due 3/24/14	138,221

Jersey Channel Islands — 0.1%
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49(c)	363,588

Luxembourg — 0.4%
400,000	EUR	Fiat Finance & Trade SA, Company Guaranteed Notes, 7.625% due 9/15/14	570,547
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	194,406
10,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	273,292

		Total Luxembourg	1,038,245

Mexico — 0.0%
100,000	MXN	Petroleos Mexicanos, Company Guaranteed Notes, 9.150% due 3/28/16	8,558

Netherlands — 0.8%
1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18	1,198,479
250,000	EUR	GMAC International Finance BV, Company Guaranteed Notes, 7.500% due 4/21/15	367,793
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	515,847

		Total Netherlands	2,082,119

Norway — 0.7%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	892,125
100,000	CHF	2.875% due 11/16/16	115,987
500,000		5.500% due 6/26/17	533,125
300,000		Statoil ASA, Company Guaranteed Notes, 3.125% due 8/17/17	319,555

		Total Norway	1,860,792

Qatar — 0.4%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,015,538

South Korea — 1.9%
2,200,000		Export-Import Bank of Korea, Senior Unsecured Notes, 5.000% due 4/11/22	2,463,265

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
South Korea — 1.9% — (continued)
		Korea Development Bank (The), Senior Unsecured Notes:
$1,500,000		1.170% due 8/20/15(a)(b)	$1,507,941
850,000		4.000% due 9/9/16	911,238

		Total South Korea	4,882,444

Spain — 0.7%
900,000	EUR	Bankia SA, Senior Unsecured Notes, 0.477% due 4/23/14(c)	1,240,055
400,000	EUR	Santander International Debt SAU, Bank Guaranteed Notes, 4.500% due 5/18/15	575,801

		Total Spain	1,815,856

United Kingdom — 2.3%
900,000	GBP	Barclays Bank PLC, Junior Subordinated Notes, 14.000% due 11/29/49(c)	2,038,590
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	686,468
		LBG Capital No.1 PLC, Bank Guaranteed Notes:
300,000	GBP	7.869% due 8/25/20	537,585
200,000		8.500% due 12/29/49(a)(c)	213,345
		LBG Capital No.2 PLC, Bank Guaranteed Notes:
100,000	GBP	7.625% due 12/9/19	178,005
300,000	GBP	15.000% due 12/21/19	726,208
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)	1,010,408
600,000		Standard Chartered PLC, Senior Unsecured Notes, 5.500% due 11/18/14(a)	621,450
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	102,787

		Total United Kingdom	6,114,846

United States — 8.2%
		Ally Financial Inc.:
		Company Guaranteed Notes:
100,000		2.436% due 12/1/14(c)	100,755
300,000		6.750% due 12/1/14	312,375
300,000		8.300% due 2/12/15	320,250
300,000		4.625% due 6/26/15	312,152
200,000		3.500% due 7/18/16	207,000
		Senior Unsecured Notes:
100,000		6.750% due 12/1/14	104,250
500,000		0.000% due 6/15/15	485,000
441,000	GBP	American International Group Inc., Senior Unsecured Notes, 6.765% due 11/15/17	855,716
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,218,299
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.991% due 5/23/17(c)	1,227,609
		CIT Group Inc., Senior Unsecured Notes:
200,000		5.250% due 4/1/14(a)	200,750
200,000		4.750% due 2/15/15(a)	206,250
		DISH DBS Corp., Company Guaranteed Notes:
200,000		6.625% due 10/1/14	206,000
100,000		7.750% due 5/31/15	107,875
200,000		7.125% due 2/1/16	220,500
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14	610,720
400,000		8.700% due 10/1/14	419,026
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.145% due 4/12/16(c)	442,770
		HCA Inc.:
600,000		Senior Secured Notes, 8.500% due 4/15/19	630,900
		Senior Unsecured Notes:
100,000		5.750% due 3/15/14	100,155
400,000		6.375% due 1/15/15	417,500
100,000		6.500% due 2/15/16	109,125
1,300,000		HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	1,530,304

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
United States — 8.2% — (continued)
	International Lease Finance Corp.:
	Senior Secured Notes:
$200,000	6.500% due 9/1/14(a)	$206,250
200,000	6.750% due 9/1/16(a)	225,250
	Senior Unsecured Notes:
300,000	5.650% due 6/1/14	303,861
400,000	4.875% due 4/1/15	416,500
200,000	8.625% due 9/15/15	221,750
100,000	5.750% due 5/15/16	108,250
500,000	L Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17	575,000
1,300,000	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16	312,000
650,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14	662,002
	MGM Resorts International, Company Guaranteed Notes:
750,000	6.625% due 7/15/15	803,400
200,000	7.500% due 6/1/16	224,000
1,100,000	Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17	1,274,394
	SLM Corp., Senior Unsecured Notes:
200,000	5.050% due 11/14/14	205,700
500,000	5.000% due 4/15/15	521,250
100,000	3.875% due 9/10/15	103,911
600,000	Springleaf Finance Corp., Company Guaranteed Notes, 5.400% due 12/1/15	633,750
1,000,000	Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,172,692
100,000	Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	113,187
500,000	UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18	567,907
	Verizon Communications, Inc., Senior Unsecured Notes:
1,300,000	1.773% due 9/15/16(c)	1,336,979
1,000,000	4.500% due 9/15/20	1,084,822

	Total United States	21,418,136

	TOTAL CORPORATE BONDS & NOTES (Cost — $51,223,693)	54,400,992

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
299,337	Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.633% due 2/17/51(a)(c)	320,834
90,644	Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.748% due 7/25/33(c)	92,528
4,827	BCAP LLC Trust, Series 2010-RR1, Class 1A1, 2.787% due 3/26/37(a)(c)	4,846
	Bear Stearns Adjustable Rate Mortgage Trust:
15,671	Series 2003-5, Class 1A2, 2.548% due 8/25/33(c)	15,703
17,850	Series 2003-7, Class 6A, 2.517% due 10/25/33(c)	18,120
74,286	Series 2004-2, Class 22A, 2.795% due 5/25/34(c)	72,076
18,111	Series 2004-2, Class 23A, 2.729% due 5/25/34(c)	17,206
36,857	Series 2005-2, Class A2, 2.533% due 3/25/35(c)	37,405
201,933	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.501% due 1/26/36(c)	153,716
	Countrywide Alternative Loan Trust:
18,722	Series 2005-21CB, Class A3, 5.250% due 6/25/35	17,210
107,136	Series 2007-11T1, Class A12, 0.506% due 5/25/37(c)	71,860
49,368	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	39,633
61,684	Series 2007-7T2, Class A9, 6.000% due 4/25/37	45,805
	Countrywide Home Loan Mortgage Pass Through Trust:
9,586	Series 2004-12, Class 11A1, 2.827% due 8/25/34(c)	8,650
221,214	Series 2005-2, Class 1A1, 0.476% due 3/25/35(c)	168,204
24,654	Series 2005-3, Class 2A1, 0.446% due 4/25/35(c)	20,362
174,071	Series 2005-9, Class 1A3, 0.386% due 5/25/35(c)	149,489
50,586	Series 2005-11, Class 3A1, 2.666% due 4/25/35(c)	45,894
94,289	Series 2005-HYB9, Class 3A2A, 2.417% due 2/20/36(c)	90,065
28,753	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.569% due 8/25/33(c)	28,572

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
$245,720	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	$161,615
53,164	CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	29,053
	Federal Home Loan Mortgage Corp. (FHLMC):
63,482	Series T-35, Class A, 0.436% due 9/25/31(c)	59,272
91,428	Series T-62, Class 1A1, 1.334% due 10/25/44(c)	93,301
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
106,204	Series 2391, Class FJ, 0.655% due 4/15/28(c)	107,492
192,526	Series 2614, Class SJ, 19.238% due 5/15/33(b)(c)	266,406
18,029	Series 3037, Class BC, 4.500% due 2/15/20	18,204
118,477	Series 3174, Class FM, 0.395% due 5/15/36(c)	118,390
15,303	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	17,532
	Federal National Mortgage Association (FNMA), REMICS:
12,504	Series 2003-34, Class A1, 6.000% due 4/25/43	14,029
7,854	Series 2005-120, Class NF, 0.256% due 1/25/21(c)	7,850
105,672	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	119,604
9,620	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.860% due 3/25/33(c)	9,573
	Harborview Mortgage Loan Trust:
29,174	Series 2003-1, Class A, 2.527% due 5/19/33(c)	29,517
46,289	Series 2005-2, Class 2A1A, 0.374% due 5/19/35(c)	40,883
118,150	Series 2005-3, Class 2A1A, 0.394% due 6/19/35(c)	103,743
161,873	Series 2006-SB1, Class A1A, 0.981% due 12/19/36(c)	129,582
674,980	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A3, 6.288% due 2/12/51	687,411
	JPMorgan Mortgage Trust:
16,355	Series 2003-A2, Class 3A1, 1.990% due 11/25/33(c)	16,431
7,353	Series 2005-A1, Class 6T1, 3.338% due 2/25/35(c)	7,626
234,327	JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.685% due 7/27/37(a)(c)	234,343
	Merrill Lynch Floating Trust:
418,947	Series 2008-LAQA, Class A1, 0.695% due 7/9/21(a)(c)	418,396
1,000,000	Series 2008-LAQA, Class A2, 0.694% due 7/9/21(a)(c)	993,641
16,745	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.219% due 2/25/33(c)	16,241
83,977	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 1.596% due 10/25/35(c)	82,696
351,973	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.841% due 6/12/50(c)	372,565
12,413	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.416% due 7/25/35(c)	12,439
	Puma Finance Pty Ltd.:
116,217	Series G5, Class A1, 0.374% due 2/21/38(a)(c)	115,026
159,236	Series P11, Class BA, 3.035% due 8/22/37(c)	141,134
100,113	RALI Trust, Series 2007-QO2, Class A1, 0.306% due 2/25/47(c)	58,160
	Residential Asset Securitization Trust:
38,434	Series 2005-A15, Class 5A1, 5.750% due 2/25/36	33,106
79,375	Series 2006-R1, Class A2, 0.556% due 1/25/46(c)	44,248
	Structured Adjustable Rate Mortgage Loan Trust:
22,110	Series 2004-1, Class 4A1, 2.463% due 2/25/34(c)	22,532
100,712	Series 2004-4, Class 3A2, 2.480% due 4/25/34(c)	102,567
85,195	Series 2004-19, Class 2A1, 1.529% due 1/25/35(c)	69,100
	Structured Asset Mortgage Investments Inc.:
108,540	Series 2005-AR2, Class 2A1, 0.386% due 5/25/45(c)	97,196
116,971	Series 2005-AR8, Class A1A, 0.436% due 2/25/36(c)	93,068
76,690	Series 2006-AR5, Class 1A1, 0.366% due 5/25/46(c)	56,569
200,000	Series 2007-AR4, Class A3, 0.376% due 9/25/47(c)	157,101
183,476	Series 2007-AR6, Class A1, 1.631% due 8/25/47(c)	162,885
289,570	Structured Asset Securities Corp., Series 2005-10, Class 4A1, 5.500% due 12/25/34	292,696
	Swan Trust:
145,853	Series 2006-1E, Class A1, 0.394% due 5/12/37(c)	145,638
187,526	Series 2006-1E, Class A2, 2.925% due 5/12/37(c)	167,212
164,481	Torrens Trust, Series 2007-1, Class A, 3.025% due 10/19/38(c)	145,415

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
	Wachovia Bank Commercial Mortgage Trust:
$900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(c)	$968,389
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48	547,954
	WaMu Mortgage Pass Through Certificates:
2,048	Series 2001-7, Class A, 1.330% due 5/25/41(c)	2,046
27,255	Series 2002-AR9, Class 1A, 1.531% due 8/25/42(c)	26,045
11,017	Series 2003-AR5, Class A7, 2.450% due 6/25/33(c)	11,237
97,535	Series 2005-AR13, Class A1A1, 0.446% due 10/25/45(c)	90,566
157,894	Series 2006-AR13, Class 2A, 2.283% due 10/25/46(c)	144,529
41,837	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.075% due 7/25/46(c)	24,624
256,563	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR3, Class 1A7, 2.208% due 12/25/32(c)	258,246

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $9,212,491)	9,563,302

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.3%
U.S. GOVERNMENT OBLIGATIONS — 2.3%
4,600,000	U.S. Treasury Floating Rate Notes, 0.090% due 1/31/16(c)	4,598,349
	U.S. Treasury Notes:
600,000	0.250% due 5/31/14	600,293
100,000	0.750% due 6/15/14	100,197
100,000	0.250% due 6/30/14	100,060
100,000	0.625% due 7/15/14	100,205
100,000	0.125% due 7/31/14	100,022
100,000	0.500% due 8/15/14	100,193
384,000	0.250% due 8/31/14	384,323

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,083,642

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $6,083,179)	6,083,642

MUNICIPAL BONDS — 2.3%
United States — 2.3%
100,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Refunding Bonds, Series P-1, 5.000% due 2/1/28	113,153
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,736,865
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37	232,924
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One Hundred Sixty-Eight Series, 4.926% due 10/1/51	768,615
300,000	School District of Philadelphia, Build America General Obligation Bonds, 6.765% due 6/1/40	303,591
2,600,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Bonds, Series 2012, 5.000% due 12/15/24	2,786,732

	Total United States	5,941,880

	TOTAL MUNICIPAL BONDS (Cost — $5,729,374)	5,941,880

MORTGAGE-BACKED SECURITIES — 0.8%
FNMA — 0.8%
	Federal National Mortgage Association (FNMA):
583,720	5.700% due 8/1/18(c)	628,928
96,399	3.000% due 1/1/22	98,000
1,000,000	2.500% due 4/25/29(d)	1,003,125
143,155	2.485% due 11/1/34(c)	152,692
216,406	6.500% due 8/1/37	242,680

	TOTAL FNMA	2,125,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
GNMA — 0.0%
		Government National Mortgage Association II (GNMA):
$37,266		6.000% due 9/20/38	$39,593

		TOTAL GNMA	39,593

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $2,080,829)	2,165,018

ASSET-BACKED SECURITIES — 0.1%
Student Loans — 0.1%
294,584		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.189% due 4/25/38(c)	296,478
105,417		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.786% due 3/1/18(c)	105,459

		Total Student Loans	401,937

		TOTAL ASSET-BACKED SECURITIES (Cost — $400,001)	401,937

Contracts
PURCHASED OPTIONS — 0.0%
United States — 0.0%
120,000		OTC U.S. dollar versus Japanese yen, Call @ $105.00, expires 11/20/14, BCLY	2,449
3,600,000		Swaption, 3-Month USD-LIBOR, Put @ $3.88, expires 4/14/14, DUB	6,857

		Total United States	9,306

		TOTAL PURCHASED OPTIONS (Cost — $184,320)	9,306

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $219,181,859)	224,307,800

Face Amount†
SHORT-TERM INVESTMENTS — 29.6%
REPURCHASE AGREEMENTS — 12.9%
$8,000,000		Barclays Capital, Inc. repurchase agreement dated 02/28/14, 0.060% due 3/3/14, Proceeds at maturity - $8,000,040; (Fully collateralized by U.S. Treasury Notes, 2.375%, due 7/31/17; Market Valued - $8,169,630)(e)	8,000,000
8,300,000		Citigroup, Inc. repurchase agreement dated 02/28/14, 0.060% due 3/3/14, Proceeds at maturity - $8,300,042; (Fully collateralized by U.S. Treasury Notes, 4.250% due 8/15/15; Market Valued - $8,477,230)(e)	8,300,000
6,600,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 02/28/14, 0.060% due 3/3/14, Proceeds at maturity - $6,600,033; (Fully collateralized by U.S. Treasury Notes, 0.125%, due 7/31/14; Market Valued - $6,734,035)(e)	6,600,000
6,800,000		Deutsche Bank Securities, Inc. repurchase agreement dated 02/28/14, 0.050% due 3/3/14, Proceeds at maturity - $6,800,028; (Fully collateralized by U.S. Treasury Notes, 1.375%, due 11/30/15; Market Valued - $6,940,825)(e)	6,800,000
4,000,000		JPMorgan Securities repurchase agreement dated 02/28/14, 0.070% due 3/3/14, Proceeds at maturity - $4,000,023; (Fully collateralized by FNMA, 1.670%, due 12/17/18; Market Valued - $4,104,943)(e)	4,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $33,700,000)	33,700,000

SOVEREIGN BONDS — 0.1%
200,000	MYR	Bank Negara Malaysia Monetary Notes, 2.923% due 5/6/14(e)	60,704
100,000	MYR	Bank Negara Malaysia Monetary Notes, 2.938% due 7/10/14(e)	30,195

		TOTAL SOVEREIGN BONDS (Cost — $92,495)	90,899

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
TIME DEPOSITS — 2.4%
$4,823,143		ANZ — London, 0.030% due 3/3/14	$4,823,143
171,632		Bank of America — London, 0.030% due 3/3/14	171,632
22,532	EUR	Bank of Nova Scotia — London, 0.020% due 3/3/14	31,112
		BBH — Grand Cayman:
63	DKK	(0.100)% due 3/3/14	12
957	CHF	0.001% due 3/3/14	1,086
1,810	SGD	0.005% due 3/3/14	1,429
57,893,079	JPY	0.005% due 3/3/14	567,162
50	GBP	0.078% due 3/3/14	84
8,203	CAD	0.282% due 3/3/14	7,406
127	AUD	1.737% due 3/3/14	114
207	NZD	1.850% due 3/3/14	174
1,830	ZAR	4.262% due 3/3/14	170
		Wells Fargo — Grand Cayman:
590,782		0.030% due 3/3/14	590,782
48,084	GBP	0.078% due 3/3/14	80,529
42,983	AUD	1.737% due 3/3/14	38,390

		TOTAL TIME DEPOSITS (Cost — $6,313,225)	6,313,225

U.S. GOVERNMENT AGENCIES — 0.9%
		Federal Home Loan Bank Discount Notes:
100,000		0.085% due 7/16/14(e)	99,968
100,000		0.090% due 7/18/14(e)	99,965
600,000		0.100% due 8/1/14(e)	599,745
		Freddie Mac Discount Notes:
1,400,000		0.119% due 7/1/14(e)	1,399,437
200,000		0.120% due 7/11/14(e)	199,912

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $2,399,027)	2,399,027

U.S. GOVERNMENT OBLIGATIONS — 13.3%
		U.S. Treasury Bills:
33,700,000		0.050% due 5/8/14(e)	33,696,911
396,000		0.074% due 8/14/14(e)(f)	395,865
650,000		0.078% due 8/21/14(e)	649,755

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $34,742,531)	34,742,531

		TOTAL SHORT-TERM INVESTMENTS (Cost — $77,247,278)	77,245,682

		TOTAL INVESTMENTS — 115.5% (Cost — $296,429,137#)	301,553,482

		Liabilities in Excess of Other Assets — (15.5)%	(40,580,352)

		TOTAL NET ASSETS — 100.0%	$260,973,130

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2014.
(d)	This security is traded on a TBA basis (see Note 1).
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Abbreviations used in this schedule:
GMTN	— Global Medium Term Note
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:
BCLY	— Barclays Bank PLC
BNP	— BNP Paribas
BOA	— Bank of America
DUB	— Deutsche Bank AG
EUX	— Eurex Exchange
GSC	— Goldman Sachs & Co.
JPM	— JPMorgan Chase & Co.
RBS	— Royal Bank of Scotland PLC

Summary of Investments by Security Type^
Sovereign Bond	48.3%
Corporate Bond & Note	18.1
Collateralized Mortgage Obligation	3 .2
U.S. Government & Agency Obligation	2.0
Municipal Bond	2.0
Mortgage-Backed Security	0.7
Asset-Backed Security	0.1
Purchased Option	0.0 **
Short-Term Investments	25.6

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
11		Euro-Bund April Futures, Call	EUX	3/21/14	$144.00	$2,734
2		Euro-Bund April Futures, Call	EUX	3/21/14	144.50	304
8		Euro-Bund May Futures, Call	EUX	4/25/14	144.50	3,645

		Total Germany				6,683

United States
1,000,000		Federal National Mortgage Association (FNMA), Put	JPM	4/3/14	98.72	893
1,000,000		Federal National Mortgage Association (FNMA), Call	JPM	4/3/14	101.72	3,343
79,000		OTC U.S. dollar versus Brazilian real, Call	DUB	6/3/14	2.50	823
100,000		OTC U.S. dollar versus Japanese yen, Put	JPM	3/6/14	98.00	2
200,000		OTC U.S. dollar versus Japanese yen, Put	BOA	5/8/14	97.75	660
120,000		OTC U.S. dollar versus Japanese yen, Put	BCLY	11/20/14	95.00	1,351
46,000		OTC U.S. dollar versus Japanese yen, Put	JPM	2/18/16	91.00	1,166
200,000		OTC U.S. dollar versus Korean Won, Call	BNP	5/8/14	1119.00	669
300,000		OTC U.S. dollar versus Russian Ruble, Call	DUB	3/26/14	36.90	1,447
52,000		OTC U.S. dollar versus South African Rand, Call	JPM	5/23/14	11.87	353
180,000		OTC U.S. dollar versus Turkish Lira, Call	BCLY	5/19/14	2.37	2,372
1,400,000		Swaption, 3-Month USD-LIBOR, Call	RBS	3/3/14	2.50	0
9,700,000		Swaption, 3-Month USD-LIBOR, Call	GSC	3/17/14	1.30	19
9,700,000		Swaption, 3-Month USD-LIBOR, Put	GSC	3/17/14	1.90	1,297
23,500,000		Swaption, 3-Month USD-LIBOR, Put	GSC	3/31/14	2.00	3,518
15,100,000		Swaption, 3-Month USD-LIBOR, Put	DUB	4/14/14	2.85	20
3,000,000	EUR	Swaption, 6-Month EURIBOR, Put	BCLY	7/1/14	10.00	0

		Total United States				17,933

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received —$322,424)				$24,616

For details of other financial instruments held by this Fund, refer to Note 3.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 93.5%
Alaska — 2.3%
$1,750,000	AA-	North Slope Borough, Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,933,085

California — 8.6%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,235,130
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,197,483
1,500,000	A+	San Diego County Regional Airport Authority, Series A, 5.000% due 7/1/43	1,557,660
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,753,005
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, Election of 2006 Project, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,418,928

		Total California	7,162,206

Colorado — 11.9%
1,435,000	AA	City of Colorado Springs, Utilities System Improvement Revenue Bonds, Series 2013B-2, 5.000% due 11/15/38	1,556,501
1,000,000	A+	Colorado Health Facilities Authority, Catholic Health Initiatives, Revenue Bonds, 5.250% due 2/1/31	1,076,920
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,242,880
1,500,000	AA-	Jefferson County School District R-1, GO, Broomfield Counties, CO, Refunding Bonds, Series 2012, 5.000% due 12/15/26	1,791,735
2,165,000	AA+	Longmont, CO, GO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,435,322
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series 2012A, 4.000% due 11/15/36	1,812,200

		Total Colorado	9,915,558

Connecticut — 1.4%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,141,260

District of Colombia — 3.4%
2,500,000	AAA	District of Columbia, GO, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,828,150

Florida — 2.7%
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, GO, Better Jacksonville Project, 5.000% due 10/1/21	1,134,660
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,119,060

		Total Florida	2,253,720

Georgia — 5.2%
2,000,000	AA-	Augusta, GA, Water and Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,209,120
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,111,544

		Total Georgia	4,320,664

Illinois — 2.8%
		Illinois Finance Authority Revenue :
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,300,367
1,000,000	A	OBG Bradley University, Series A, XLCA-Insured, 5.000% due 8/1/34	1,018,430

		Total Illinois	2,318,797

Kansas — 1.4%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,123,724

Massachusetts — 2.7%
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,178,870
1,000,000	A2(b)	Massachusetts HEFA Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,070,700

		Total Massachusetts	2,249,570

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Michigan — 2.2%
$1,750,000	AA-	Kalamazoo, MI, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Methodist Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	$1,840,317

Minnesota — 0.1%
109,634	AA+	Minneapolis & St. Paul, MN, Housing Finance Board, Single Family Mortgage Revenue, CityLiving Home Programs , Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	113,124

New Jersey — 3.9%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,660,903
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,593,150

		Total New Jersey	3,254,053

North Carolina — 2.6%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,176,380

Oregon — 4.5%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, Prerefunded 5/01/15 @ 100, AGM-Insured, 5.000% due 5/1/24(a)	1,055,370
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-Series Twenty C, AMT, 5.000% due 7/1/16(c)	1,099,840
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,592,569

		Total Oregon	3,747,779

Pennsylvania — 5.2%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,291,160
2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center Revenue Refunding Bonds, Series 2013B, 5.000% due 7/1/39	2,069,160

		Total Pennsylvania	4,360,320

South Dakota — 1.9%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax Revenue Bonds, NPFG-Insured, 4.750% due 11/15/36	1,554,375

Tennessee — 1.2%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,008,410

Texas — 16.8%
2,000,000	AAA	Keller, TX, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,146,920
2,500,000	AAA	North East, TX, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	3,078,425
1,000,000	AAA	Pasadena Independent School District, PSF-GTD-Insured, 5.000% due 2/15/22	1,204,670
2,000,000	AA	Round Rock, TX, Independent School District, 5.000% due 8/1/33	2,209,060
		Texas State, Transportation Commission:
2,575,000	AAA	5.250% due 4/1/26	3,199,489
1,000,000	AAA	5.000% due 4/1/27	1,116,520
1,000,000	AA-	Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,056,950

		Total Texas	14,012,034

Washington — 7.5%
2,000,000	AA+	King County, WA, Federal Way School District No. 210, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,272,300
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,280,140
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,731,540

		Total Washington	6,283,980

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Wisconsin — 5.2%
$2,500,000	AA+	State of Wisconsin, Transportation Revenue Refunding Bonds, Series 1, FGIC & NPFG-Insured, 5.000% due 7/1/20	$2,997,475
1,340,000	BBB	Wisconsin State, HEFA Refunding Revenue Bonds, Divine Savior Healthcare, Inc., 5.500% due 5/1/26	1,369,909

		Total Wisconsin	4,367,384

		TOTAL MUNICIPAL BONDS (Cost — $73,130,942)	77,964,890

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $73,130,942)	77,964,890

SHORT-TERM INVESTMENTS — 5.4%
TIME DEPOSITS — 5.4%
4,250,743		Skandinaviska Enskilda Banken AB — Sweden, 0.030% due 3/3/14	4,250,743
229,176		Wells Fargo — Grand Cayman, 0.030% due 3/3/14	229,176

		TOTAL TIME DEPOSITS (Cost — $4,479,919)	4,479,919

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,479,919)	4,479,919

		TOTAL INVESTMENTS — 98.9% (Cost — $77,610,861#)	82,444,809

		Other Assets in Excess of Liabilities — 1.1%	955,972

		TOTAL NET ASSETS — 100.0%	$83,400,781

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Bond Assurance Corporation
AMT	— Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Financial Guarantee Insurance Company
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Education Facilities Authority
NPFG	— National Public Finance Guarantee Corp.
PSF-GTD	— Permanent School Fund Guaranteed
XLCA	— XL Capital Assurance Inc.

See pages 119 and 120 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Summary of Investments by Industry^
Education	23.9%
General Obligation	20.2
Health Care Providers & Services	16.5
Transportation	10.3
Utilities	5.9
Airport	5.4
Power	5.2
Development	4.3
Water and Sewer	1.5
Public Facilities	1.3
Single Family Housing	0.1
Short-Term Investments	5.4

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.8%
CERTIFICATES OF DEPOSIT — 28.0%
$10,000,000	Credit Industriel et Commercial of New York, 0.160% due 3/27/14	$10,000,000
13,000,000	Mizuho Bank Ltd., 0.210% due 3/6/14	13,000,000
10,000,000	Norinchukin Bank, 0.215% due 5/7/14	10,000,000
10,000,000	Skandinaviska Enskilda Banken AB, 0.250% due 8/25/14(a)	10,000,000
	Sumitomo Mitsui Banking Corp.:
10,000,000	0.260% due 3/12/14(a)	10,000,000
14,000,000	0.200% due 5/13/14(a)	14,000,000
10,000,000	Svenska Handelsbanken AB, 0.210% due 7/21/14(a)	10,000,197
10,000,000	UBS AG, 0.170% due 3/14/14	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $87,000,197)	87,000,197

COMMERCIAL PAPER — 54.4%
10,000,000	Air Products & Chemicals Inc., 0.060% due 3/7/14(a)(b)	9,999,900
12,000,000	Alpine Securitization Corp., 0.040% due 3/3/14(a)(b)	11,999,973
10,000,000	Australia & New Zealand Banking Group Ltd., 0.200% due 7/30/14(a)(b)	9,991,611
12,000,000	Autobahn Funding Co. LLC, 0.060% due 3/3/14(a)(b)	11,999,960
15,000,000	Bank of Nova Scotia, 0.200% due 5/1/14(b)	14,994,917
12,400,000	Barclays U.S. Funding LLC, 0.080% due 3/3/14(b)	12,399,945
5,000,000	BMW U.S. Capital LLC, 0.090% due 3/14/14(a)(b)	4,999,837
12,300,000	BNP Paribas Finance Inc., 0.030% due 3/3/14(b)	12,299,980
11,300,000	Credit Agricole North America Inc., 0.100% due 3/3/14(b)	11,299,937
12,000,000	Lloyds Bank PLC, 0.040% due 3/3/14(b)	11,999,973
11,300,000	Natixis U.S. Finance Co., LLC, 0.090% due 3/3/14(b)	11,299,943
10,000,000	NRW.BANK, 0.115% due 3/14/14(a)(b)	9,999,585
13,000,000	Philip Morris Co., Inc., 0.020% due 3/3/14(a)(b)	12,999,986
12,300,000	Societe Generale North America Inc., 0.040% due 3/3/14(b)	12,299,973
10,000,000	Total Fina Elf SA, 0.030% due 3/3/14(a)(b)	9,999,983

	TOTAL COMMERCIAL PAPER (Cost — $168,585,503)	168,585,503

TIME DEPOSITS — 0.2%
157,160	DNB ASA — Oslo, 0.030% due 3/3/14	157,160
597,855	JPMorgan Chase & Co. — Nassau, 0.030% due 3/3/14	597,855

	TOTAL TIME DEPOSITS (Cost — $755,015)	755,015

U.S. GOVERNMENT AGENCIES — 14.0%
20,000,000	Federal Home Loan Bank (FHLB), 0.170% due 3/21/14	20,000,538
	Federal Home Loan Bank (FHLB), Discount Notes:
11,300,000	0.000% due 3/3/14(b)	11,300,000
12,000,000	0.075% due 4/30/14(b)	11,998,500

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $43,299,038)	43,299,038

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATION — 3.2%
$10,000,000	U.S. Treasury Bill, 0.105% due 4/24/14(b) (Cost — $9,998,425)	$9,998,425

	TOTAL SHORT-TERM INVESTMENTS (Cost — $309,638,178)	309,638,178

	TOTAL INVESTMENTS — 99.8% (Cost — $309,638,178#)	309,638,178

	Cash and Other Assets in Excess of Liabilities — 0.2%	505,619

	TOTAL NET ASSETS — 100.0%	$310,143,797

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P	— Preliminary rating

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Ratings

(unaudited) (continued)

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

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Statements of Assets and Liabilities

February 28, 2014 (unaudited)

	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments
ASSETS:
Investments, at cost	$1,096,157,580	$1,066,408,675	$246,690,709
Foreign currency, at cost	—		—
Investments, at value*	$1,756,396,204	$1,377,442,156	$355,134,259
Repurchase Agreements	—	—	—
Foreign currency, at value	—	—	—
Cash	1,311	1,592	243
Receivable for securities sold	8,831,447	2,062,237	1,883,935
Dividends and interest receivable	1,384,227	4,066,381	143,528
Receivable for Fund shares sold	985,347	1,607,732	116,196
Unrealized appreciation on open forward foreign currency contracts (Notes 1 and 3)	—	—	—
Variation margin on open future contacts (Notes 1 and 3)	—	—	—
Variation margin on open swap contacts (Notes 1 and 3)	—	—	—
Swap contracts, at value (Notes 1 and 3)	—	—	—
Deposits with counterparty	—	—	—
Prepaid expenses	46,688	31,730	20,646

Total Assets	1,767,645,224	1,385,211,828	357,298,807

LIABILITIES:
Payable for collateral received from securities on loan	8,413,584	36,534,412	24,841,204
Payable for Fund shares repurchased	1,135,334	497,490	233,821
Payable for securities purchased	6,587,203	1,270,506	6,263,102
Investment management fee payable	687,821	543,533	138,486
Transfer agent fees payable	93,997	87,833	73,390
Custody fee payable	92,870	59,350	18,860
Trustees’ fees payable	15,980	5,841	524
Due to custodian	—	—	—
Forward sale commitments, at value (proceeds received $3,218,437) (Note 1)	—	—	—
Options contracts written, at value (premiums received $389,254 and $322,424, respectively) (Notes 1 and 3)	—	—	—
Swap contracts, at value (Notes 1 and 3)	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Notes 1 and 3)	—	—	—
Deposits from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Accrued expenses	172,706	149,481	109,820

Total Liabilities	17,199,495	39,148,446	31,679,207

Total Net Assets	$1,750,445,729	$1,346,063,382	$325,619,600

NET ASSETS:
Par value (Note 4)	$81,478	$108,628	$10,809
Paid-in capital in excess of par value	1,052,313,651	1,357,335,113	182,626,427
Accumulated net investment loss	—	—	(1,149,727)
Undistributed net investment income	4,657,877	4,157,812	—
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	33,154,099	(326,571,652)	35,688,541
Net unrealized appreciation on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	660,238,624	311,033,481	108,443,550

Total Net Assets	$1,750,445,729	$1,346,063,382	$325,619,600

Shares Outstanding	81,477,909	108,627,847	10,809,209

Net Asset Value	$21.48	$12.39	$30.12

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, and High Yield Investments with a market value of $8,288,768, $35,823,137, $23,759,634, $13,509,843, $13,266,260, $8,501,081, $432,806 and $4,924,478, respectively.
**	Value represents amortized cost.

See Notes to Financial Statements.

Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments

$208,760,323	$959,632,673	$345,216,198	$987,790,863	$204,146,533	$296,429,137	$77,610,861	$309,638,178
—	32,644	697,672	341,782	—	425,702	—	—
$291,293,858	$1,125,607,045	$363,171,786	$1,005,797,002	$212,124,296	$267,853,482	$82,444,809	$309,638,178	**
—	—	—	—	—	33,700,000	—	—
—	31,855	692,139	345,525	—	424,442	—	—
307	1,629	243	204,433	297	—	122	366,239
1,252,104	12,293,339	597,254	49,991,234	1,715,346	4,779,840	—	—
292,555	3,782,595	638,523	4,637,332	3,685,105	2,599,120	823,395	43,524
347,970	3,431,163	367,674	407,004	408,898	370,398	250,450	1,911,366

—	—	—	135,708	—	1,345,821	—	—
—	—	—	72,904	—	33,665	—	—
—	—	—	27,324	—	39,030	—	—
—	—	—	785,793	—	303,872	—	—
—	—	—	1,991,000	—	1,942,000	10,200	—
13,568	36,300	25,238	26,153	13,000	25,674	—	23,373

293,200,362	1,145,183,926	365,492,857	1,064,421,412	217,946,942	313,417,344	83,528,976	311,982,680

13,784,721	13,933,623	8,878,554	444,283	5,092,330	—	—	—
120,921	429,312	144,105	533,305	483,044	311,927	90,374	1,728,054
1,240,386	17,260,926	1,030,123	172,940,415	1,428,162	48,822,816	—	—
112,687	472,493	245,603	211,032	40,749	53,516	—	—
45,305	59,488	48,111	76,761	10,592	21,500	2,115	5,988
10,882	87,865	143,800	127,337	17,007	57,690	5,999	36,688
837	504	13,694	5,079	4,436	6,880	1,795	244
—	—	—	—	—	383	—	—
—	—	—	3,222,656	—	—	—	—

—	—	—	317,894	—	24,616	—	—
—	—	—	374,699	—	316,383	—	—

—	600,701	—	616,353	—	2,746,446	—	—
—	—	—	435,000	—	—	—	—
—	—	599,540	—	—	—	—	—
—	—	—	421	1,865	—	609	22
119,573	109,989	117,663	168,817	65,590	82,057	27,303	67,887

15,435,312	32,954,901	11,221,193	179,474,052	7,143,775	52,444,214	128,195	1,838,883

$277,765,050	$1,112,229,025	$354,271,664	$884,947,360	$210,803,167	$260,973,130	$83,400,781	$310,143,797

$18,528	$91,852	$28,362	$106,197	$47,558	$33,972	$8,724	$310,144
187,118,775	1,249,407,682	351,859,311	869,583,599	216,282,387	267,515,996	78,212,442	309,827,548
—	—	—	(1,417,286)	—	—	—	—
1,165,639	5,584,828	655,864	—	505,909	3,402,418	144,429	5,416

6,928,573	(308,279,372)	(15,600,611)	(1,024,500)	(14,010,450)	(14,171,066)	201,238	689

82,533,535	165,424,035	17,328,738	17,699,350	7,977,763	4,191,810	4,833,948	—

$277,765,050	$1,112,229,025	$354,271,664	$884,947,360	$210,803,167	$260,973,130	$83,400,781	$310,143,797

18,527,635	91,852,024	28,361,758	106,196,839	47,557,550	33,971,907	8,723,636	310,143,744

$14.99	$12.11	$12.49	$8.33	$4.43	$7.68	$9.56	$1.00

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2014 (unaudited)

	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments
INVESTMENT INCOME:

Dividends	$8,175,388	$14,994,230	$513,365
Interest	6,437	9,507	1,575
Income from securities lending	107,571	34,639	283,874
Miscellaneous income	—	—	—
Less: Foreign taxes withheld	(112,451)	(191,940)	(5,765)

Total Investment Income	8,176,945	14,846,436	793,049

EXPENSES:

Investment management fee (Note 2)	4,843,719	3,757,021	1,235,269
Transfer agent fees	112,661	91,358	39,514
Custody fees	222,852	167,746	52,747
Trustees’ fees	140,455	96,946	22,534
Shareholder reports	55,662	53,719	50,802
Insurance	27,071	40,590	3,973
Audit and tax	29,245	26,373	22,712
Legal fees	17,697	18,240	16,920
Registration fees	7,629	7,532	7,297
Miscellaneous expenses	59,024	41,885	10,106
Interest Expense	—	—	—

Total Expenses	5,516,015	4,301,410	1,461,874
Less: Fee waivers and/or expense reimbursement (Note 2)	—	(706)	(5,617)

Net Expenses	5,516,015	4,300,704	1,456,257

Net Investment Income (Loss)	$2,660,930	$10,545,732	$(663,208)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investments	$126,416,681	$43,988,829	$36,935,148
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	126,416,681	43,988,829	36,935,148

Change in Net Unrealized Appreciation (Depreciation) From:

Investments	171,820,628	84,071,841	29,487,369
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—

Change in Net Unrealized Appreciation (Depreciation) From:	171,820,628	84,071,841	29,487,369

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	298,237,309	128,060,670	66,422,517

Total Increase (Decrease) in Net Assets From Operations	$300,898,239	$138,606,402	$65,759,309

(a)	Includes foreign capital gains tax of $205,633.
(b)	Net increase in accrued foreign capital gains taxes of $599,540.

See Notes to Financial Statements.

Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments		Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments

$3,769,359	$9,588,694	$3,403,430		$31,861	$22,861	$—	$—	$—
1,606	9,366	3,087		11,802,925	5,233,307	4,261,077	1,476,124	241,079
72,995	162,133	73,502		4,753	11,757	—	—	—
—	—	297		—	—	—	—	—
(4,709)	(314,000)	(268,053)		—	—	(4,032)	—	—

3,839,251	9,446,193	3,212,263		11,839,539	5,267,925	4,257,045	1,476,124	241,079

1,008,447	3,470,370	1,814,684		1,810,368	578,199	713,140	163,223	141,199
27,068	70,093	38,427		78,721	10,639	23,126	5,376	26,980
43,037	273,053	257,676		334,687	77,808	140,323	18,927	85,876
18,093	55,749	51,881		78,398	17,291	34,122	7,797	28,126
50,148	52,775	50,641		40,801	23,568	36,237	1,935	46,283
4,316	8,735	11,075		33,272	2,950	6,420	1,053	5,737
22,780	27,920	29,452		41,442	27,768	35,343	19,293	18,662
17,332	17,494	17,423		18,408	17,432	18,211	17,023	17,533
6,918	7,042	8,501		10,104	7,934	6,922	8,568	6,828
7,468	23,169	34,031		49,190	5,555	15,540	3,690	10,316
—	—	—		957	—	121,506	—	—

1,205,607	4,006,400	2,313,791		2,496,348	769,144	1,150,890	246,885	387,540
(10,142)	(140,136)	(222,161)		(9,600)	(133,605)	—	—	(147,825)

1,195,465	3,866,264	2,091,630		2,486,748	635,539	1,150,890	246,885	239,715

$2,643,786	$5,579,929	$1,120,633		$9,352,791	$4,632,386	$3,106,155	$1,229,239	$1,364

$13,970,408	$16,597,098	$(6,097,713	)(a)	$6,268,709	$860,222	$(3,539,113)	$104,415	$361
—	—	—		(392,773)	—	885,191	—	—
—	—	—		460,765	—	268,067	—	—
—	—	—		(258,238)	—	110,185	—	—
—	—	—		(136,439)	—	(142,302)	—	—
—	(358,914)	(386,456)		(1,439,255)	10,124	(2,411,242)	—	—

13,970,408	16,238,184	(6,484,169)		4,502,769	870,346	(4,829,214)	104,415	361

19,117,701	82,689,648	22,102,535	(b)	13,862,592	5,382,720	10,138,961	2,969,835	—
—	—	—		1,141,437	—	(424,340)	—	—
—	—	—		963,352	—	354,862	—	—
—	—	—		(10,469)	—	—	—	—
—	—	—		(364,434)	—	397,179	—	—
—	(475,292)	15,944		295,950	—	(1,228,343)	—	—

19,117,701	82,214,356	22,118,479		15,888,428	5,382,720	9,238,319	2,969,835	—

33,088,109	98,452,540	15,634,310		20,391,197	6,253,066	4,409,105	3,074,250	361

$35,731,895	$104,032,469	$16,754,943		$29,743,988	$10,885,452	$7,515,260	$4,303,489	$1,725

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2014 (unaudited) and Year Ended August 31, 2013

	Large Capitalization Growth Investments		Large Capitalization Value Equity Investments
	2014	2013	2014	2013
OPERATIONS:

Net investment income (loss)	$2,660,930	$9,465,318	$10,545,732	$22,943,966
Net realized gain (loss)	126,416,681	183,416,620	43,988,829	129,862,707
Change in net unrealized appreciation (depreciation)	171,820,628	72,677,231	84,071,841	65,206,087

Increase (Decrease) in Net Assets From Operations	300,898,239	265,559,169	138,606,402	218,012,760

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(8,223,919)	(5,601,128)	(20,452,719)	(23,555,726)
Net realized gains	(116,252,191)	—	—	—

Decrease in Net Assets From Distributions to Shareholders	(124,476,110)	(5,601,128)	(20,452,719)	(23,555,726)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	101,943,158	134,372,225	169,580,002	73,006,249
Reinvestment of distributions	124,471,782	5,601,128	20,452,111	23,555,726
Cost of shares repurchased	(222,974,239)	(395,306,238)	(66,383,833)	(273,972,124)

Increase (Decrease) in Net Assets From Fund Share Transactions	3,440,701	(255,332,885)	123,648,280	(177,410,149)

Increase (Decrease) in Net Assets	179,862,830	4,625,156	241,801,963	17,046,885
NET ASSETS:

Beginning of period	1,570,582,899	1,565,957,743	1,104,261,419	1,087,214,534

End of period*†	$1,750,445,729	$1,570,582,899	$1,346,063,382	$1,104,261,419

* Includes undistributed net investment income of:	$4,657,877	$10,220,866	$4,157,812	$14,064,799

† Includes accumulated net investment loss of:	—	—	—	—

See Notes to Financial Statements.

Small Capitalization Growth Investments		Small Capitalization Value Equity Investments		International Equity Investments		Emerging Markets Equity Investments
2014	2013	2014	2013	2014	2013	2014	2013

$(663,208)	$(58,593)	$2,643,786	$2,647,639	$5,579,929	$12,009,564	$1,120,633	$8,004,204
36,935,148	34,748,733	13,970,408	24,552,285	16,238,184	24,813,200	(6,484,169)	110,205,082

29,487,369	28,699,201	19,117,701	13,849,901	82,214,356	44,648,934	22,118,479	(107,543,763)

65,759,309	63,389,341	35,731,895	41,049,825	104,032,469	81,471,698	16,754,943	10,665,523

—	—	(2,812,823)	(3,090,609)	(12,213,953)	(7,126,143)	(7,358,901)	(12,983,437)
(9,799,673)	—	(25,261,304)	(14,843,814)	—	—	(35,690,720)	—

(9,799,673)	—	(28,074,127)	(17,934,423)	(12,213,953)	(7,126,143)	(43,049,621)	(12,983,437)

9,371,699	59,723,778	40,198,059	30,122,460	284,379,425	358,939,193	44,545,744	39,842,401
9,799,293	—	28,051,943	17,919,874	12,213,598	7,126,143	43,048,056	12,983,295
(60,608,900)	(59,429,537)	(17,021,844)	(47,176,340)	(48,831,209)	(111,325,601)	(121,224,450)	(331,513,597)

(41,437,908)	294,241	51,228,158	865,994	247,761,814	254,739,735	(33,630,650)	(278,687,901)

14,521,728	63,683,582	58,885,926	23,981,396	339,580,330	329,085,290	(59,925,328)	(281,005,815)

311,097,872	247,414,290	218,879,124	194,897,728	772,648,695	443,563,405	414,196,992	695,202,807

$325,619,600	$311,097,872	$277,765,050	$218,879,124	$1,112,229,025	$772,648,695	$354,271,664	$414,196,992

—	—	$1,165,639	$1,334,676	$5,584,828	$12,218,852	$655,864	$6,894,132

$(1,149,727)	$(486,519)	—	—	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2014 (unaudited) and Year Ended August 31, 2013

	Core Fixed Income Investments
	2014	2013
OPERATIONS:

Net investment income (loss)	$9,352,791	$22,498,421
Net realized gain (loss)	4,502,769	4,235,038
Change in net unrealized appreciation (depreciation)	15,888,428	(38,997,617)

Increase (Decrease) in Net Assets From Operations	29,743,988	(12,264,158)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(11,282,332)	(26,773,961)
Net realized gains	—	(38,639,965)

Decrease in Net Assets From Distributions to Shareholders	(11,282,332)	(65,413,926)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	64,610,374	170,652,182
Reinvestment of distributions	11,282,062	65,397,402
Cost of shares repurchased	(146,214,275)	(243,195,580)

Increase (Decrease) in Net Assets From Fund Share Transactions	(70,321,839)	(7,145,996)

Increase (Decrease) in Net Assets	(51,860,183)	(84,824,080)
NET ASSETS:

Beginning of period	936,807,543	1,021,631,623

End of period*†	$884,947,360	$936,807,543

* Includes undistributed net investment income of:	—	$512,255

† Includes accumulated net investment loss of:	$(1,417,286)	—

See Notes to Financial Statements.

High Yield Investments		International Fixed Income Investments		Municipal Bond Investments		Money Market Investments
2014	2013	2014	2013	2014	2013	2014	2013

$4,632,386	$11,779,632	$3,106,155	$8,231,018	$1,229,239	$2,483,016	$1,364	$5,387
870,346	10,012,143	(4,829,214)	10,717,583	104,415	199,808	361	328
5,382,720	(3,126,858)	9,238,319	(18,602,429)	2,969,835	(5,961,745)	—	—

10,885,452	18,664,917	7,515,260	346,172	4,303,489	(3,278,921)	1,725	5,715

(5,156,085)	(12,727,727)	(17,201,477)	(24,541,825)	(1,229,043)	(2,482,909)	(1,359)	(6,099)
—	—	—	—	—	—	—	—

(5,156,085)	(12,727,727)	(17,201,477)	(24,541,825)	(1,229,043)	(2,482,909)	(1,359)	(6,099)

100,697,243	16,513,218	28,157,043	45,186,681	12,937,263	18,485,316	70,313,239	395,768,819
5,154,143	12,723,271	17,200,635	24,541,825	1,228,386	2,482,991	1,351	6,078
(11,535,466)	(193,159,311)	(92,173,710)	(159,207,232)	(14,240,721)	(23,525,763)	(227,078,021)	(166,920,974)

94,315,920	(163,922,822)	(46,816,032)	(89,478,726)	(75,072)	(2,557,456)	(156,763,431)	228,853,923

100,045,287	(157,985,632)	(56,502,249)	(113,674,379)	2,999,374	(8,319,286)	(156,763,065)	228,853,539

110,757,880	268,743,512	317,475,379	431,149,758	80,401,407	88,720,693	466,906,862	238,053,323

$210,803,167	$110,757,880	$260,973,130	$317,475,379	$83,400,781	$80,401,407	$310,143,797	$466,906,862

$505,909	$1,029,608	$3,402,418	$17,497,740	$144,429	$144,233	$5,416	$5,411

—	—	—	—	—	—	—	—

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$19.29		$16.39	$14.24	$11.80	$11.15	$14.66

Income (Loss) from Operations:
Net investment income(2)	0.03		0.11	0.06	0.07	0.03	0.04
Net realized and unrealized gain (loss)	3.80		2.85	2.17	2.40	0.68	(3.35)

Total Income (Loss) from Operations	3.83		2.96	2.23	2.47	0.71	(3.31)

Less Distributions From:
Net investment income	(0.11)		(0.06)	(0.08)	(0.03)	(0.06)	(0.03)
Net realized gain	(1.53)		—	—	—	—	(0.17)

Total Distributions	(1.64)		(0.06)	(0.08)	(0.03)	(0.06)	(0.20)

Net Asset Value, End of Period	$21.48		$19.29	$16.39	$14.24	$11.80	$11.15

Total Return(3)	20.37%		18.11%	15.71%	20.89%	6.30%	(22.25)%
Net Assets, End of Period (millions)	$1,750		$1,571	$1,566	$1,738	$1,495	$1,310
Ratios of Average Net Assets:
Gross expenses	0.68	%(4)	0.69%	0.69%	0.68%	0.70%	0.71%
Net expenses	0.68	(4)	0.69	0.69	0.68	0.70 (5)	0.71 (5)
Net investment income	0.33	(4)	0.60	0.40	0.47	0.22	0.44
Portfolio Turnover Rate	25%		57%	66%	76%	92%	113%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Large Capitalization Value Equity Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$11.24		$9.44	$8.58	$7.54	$7.34	$9.88

Income (Loss) from Operations:
Net investment income(2)	0.10		0.21	0.19	0.17	0.19	0.22
Net realized and unrealized gain (loss)	1.24		1.80	0.87	1.07	0.23	(2.55)

Total Income (Loss) from Operations	1.34		2.01	1.06	1.24	0.42	(2.33)

Less Distributions From:
Net investment income	(0.19)		(0.21)	(0.20)	(0.20)	(0.22)	(0.21)

Total Distributions	(0.19)		(0.21)	(0.20)	(0.20)	(0.22)	(0.21)

Net Asset Value, End of Period	$12.39		$11.24	$9.44	$8.58	$7.54	$7.34

Total Return(3)	11.98%		21.71%	12.50%	16.46%	5.67%	(23.14)%
Net Assets, End of Period (millions)	$1,346		$1,104	$1,087	$1,220	$1,102	$1,273
Ratios of Average Net Assets:
Gross expenses	0.69	%(4)	0.70%	0.69%	0.68%	0.69%	0.72%
Net expenses	0.69	(4)	0.70	0.69	0.68	0.69 (5)	0.71 (5)
Net investment income	1.68	(4)	2.07	2.15	1.95	2.43	3.30
Portfolio Turnover Rate	4%		48%	32%	38%	104%	97%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments
	2014(1)		2013		2012	2011	2010	2009
Net asset value, Beginning of Period	$25.22		$19.81		$17.76	$14.62	$12.99	$17.32

Income (Loss) from Operations:
Net investment income (loss)(2)	(0.06)		(0.00	)(3)	(0.07)	(0.07)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	5.89		5.41		2.12	3.21	1.72	(4.26)

Total Income (Loss) from Operations	5.83		5.41		2.05	3.14	1.63	(4.33)

Less Distributions From:
Net realized gain	(0.93)		—		—	—	—	—

Total Distributions	(0.93)		—		—	—	—	—

Net Asset Value, End of Period	$30.12		$25.22		$19.81	$17.76	$14.62	$12.99

Total Return(4)	23.47%		27.31%		11.54%	21.48%	12.55%	(25.00)%
Net Assets, End of Period (millions)	$326		$311		$247	$278	$262	$371
Ratios of Average Net Assets:
Gross expenses	0.95	%(5)	0.97%		0.98%	0.95%	0.99%	1.08%
Net expenses(6)	0.94	(5)	0.97		0.97	0.93	0.98	1.07
Net investment income (loss)	(0.43	)(5)	(0.02)		(0.40)	(0.37)	(0.56)	(0.59)
Portfolio Turnover Rate	38%		90%		68%	73%	84%	73%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $(0.01) per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Small Capitalization Value Equity Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$14.45		$12.97	$11.20	$9.57	$8.67	$10.65

Income (Loss) from Operations:
Net investment income(2)	0.16		0.18	0.11	0.10	0.08	0.11
Net realized and unrealized gain (loss)	2.07		2.59	1.77	1.68	0.90	(1.63)

Total Income (Loss) from Operations	2.23		2.77	1.88	1.78	0.98	(1.52)

Less Distributions From:
Net investment income	(0.17)		(0.22)	(0.11)	(0.15)	(0.08)	(0.07)
Net realized gain	(1.52)		(1.07)	—	—	—	(0.39)

Total Distributions	(1.69)		(1.29)	(0.11)	(0.15)	(0.08)	(0.46)

Net Asset Value, End of Period	$14.99		$14.45	$12.97	$11.20	$9.57	$8.67

Total Return(3)	15.77%		23.18%	16.93%	18.52%	11.35%	(12.73)%
Net Assets, End of Period (millions)	$278		$219	$195	$223	$203	$374
Ratios of Average Net Assets:
Gross expenses	0.96	%(4)	1.00%	0.99%	0.98%	0.98%	1.09%
Net expenses(5)	0.95	(4)	0.99	0.98	0.95	0.97	1.08
Net investment income	2.10	(4)	1.29	0.91	0.85	0.86	1.54
Portfolio Turnover Rate	19%		32%	24%	36%	25%	53%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$10.92		$9.58	$9.77	$9.02	$8.97	$11.90

Income (Loss) from Operations:
Net investment income(2)	0.07		0.20	0.17	0.15	0.14	0.15
Net realized and unrealized gain (loss)	1.26		1.27	(0.18)	0.76	0.15	(2.32)

Total Income (Loss) from Operations	1.33		1.47	(0.01)	0.91	0.29	(2.17)

Less Distributions From:
Net investment income	(0.14)		(0.13)	(0.18)	(0.16)	(0.24)	(0.30)
Net realized gain	—		—	—	—	—	(0.46)

Total Distributions	(0.14)		(0.13)	(0.18)	(0.16)	(0.24)	(0.76)

Net Asset Value, End of Period	$12.11		$10.92	$9.58	$9.77	$9.02	$8.97

Total Return(3)	12.19%		15.47%	(0.06)%	9.97%	3.12%	(15.48)%
Net Assets, End of Period (millions)	$1,112		$773	$444	$536	$795	$725
Ratios of Average Net Assets:
Gross expenses	0.81	%(4)	0.84%	0.91%	0.84%	0.85%	0.91%
Net expenses(5)	0.78	(4)	0.83	0.90	0.82	0.84	0.90
Net investment income	1.13	(4)	1.88	1.80	1.41	1.52	1.98
Portfolio Turnover Rate	34%		63%	75%	70%	73%	72%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Emerging Markets Equity Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$13.67		$14.46	$15.85	$14.79	$12.80	$15.36

Income (Loss) from Operations:
Net investment income(2)	0.04		0.21	0.29	0.31	0.23	0.19
Net realized and unrealized gain (loss)	0.47		(0.69)	(1.33)	0.99	1.90	(2.39)

Total Income (Loss) from Operations	0.51		(0.48)	(1.04)	1.30	2.13	(2.20)

Less Distributions From:
Net investment income	(0.29)		(0.31)	(0.35)	(0.24)	(0.14)	(0.08)
Net realized gain	(1.40)		—	—	—	—	(0.28)

Total Distributions	(1.69)		(0.31)	(0.35)	(0.24)	(0.14)	(0.36)

Net Asset Value, End of Period	$12.49		$13.67	$14.46	$15.85	$14.79	$12.80

Total Return(3)	3.06%		(3.54)%	(6.52)%	8.67%	16.69%	(12.86)%
Net Assets, End of Period (millions)	$354		$414	$695	$841	$809	$671
Ratios of Average Net Assets:
Gross expenses	1.15	%(4)	1.10%	1.06%	1.05%	1.08%	1.12%
Net expenses(5)	1.04	(4)	0.99	0.93	0.91	0.94	0.98
Net investment income	0.56	(4)	1.39	1.98	1.87	1.57	1.87
Portfolio Turnover Rate	16%		89%	40%	42%	53%	133%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments
	2014(1)		2013		2012	2011	2010		2009
Net asset value, Beginning of Period	$8.17		$8.87		$8.58	$8.81	$8.25		$8.05

Income (Loss) from Operations:
Net investment income(2)	0.08		0.20		0.25	0.28	0.32		0.39
Net realized and unrealized gain (loss)	0.18		(0.30)		0.38	0.05	0.71		0.36

Total Income (Loss) from Operations	0.26		(0.10)		0.63	0.33	1.03		0.75

Less Distributions From:
Net investment income	(0.10)		(0.24)		(0.27)	(0.29)	(0.33)		(0.40)
Net realized gain	—		(0.36)		(0.07)	(0.27)	(0.14)		(0.15)

Total Distributions	(0.10)		(0.60)		(0.34)	(0.56)	(0.47)		(0.55)

Net Asset Value, End of Period	$8.33		$8.17		$8.87	$8.58	$8.81		$8.25

Total Return(3)	3.23%		(1.31)%		7.58%	3.93%	12.93%		9.96%
Net Assets, End of Period (millions)	$885		$937		$1,022	$1,067	$1,001		$872
Ratios of Average Net Assets:
Gross expenses	0.55	%(4)(5)	0.54	%(5)	0.52%	0.52%	0.53	%(5)	0.54	%(5)
Net expenses(6)	0.55	(4)(5)	0.54	(5)	0.52	0.52	0.53	(5)	0.53	(5)
Net investment income	2.07	(4)	2.30		2.85	3.23	3.79		4.98
Portfolio Turnover Rate	273%		421%		429%	390%	257%		374%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.01%, 0.01%, 0.01% and 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

High Yield Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$4.27		$4.24	$4.15	$4.14	$3.77	$4.13

Income (Loss) from Operations:
Net investment income(2)	0.12		0.27	0.29	0.36	0.37	0.37
Net realized and unrealized gain (loss)	0.17		0.07	0.16	0.02	0.38	(0.35)

Total Income (Loss) from Operations	0.29		0.34	0.45	0.38	0.75	0.02

Less Distributions From:
Net investment income	(0.13)		(0.31)	(0.36)	(0.37)	(0.38)	(0.38)

Total Distributions	(0.13)		(0.31)	(0.36)	(0.37)	(0.38)	(0.38)

Net Asset Value, End of Period	$4.43		$4.27	$4.24	$4.15	$4.14	$3.77

Total Return(3)	6.95%		8.07%	11.57%	9.01%	20.41%	2.48%
Net Assets, End of Period (millions)	$211		$111	$269	$198	$190	$153
Ratios of Average Net Assets:
Gross expenses	0.93	%(4)	0.93%	0.97%	0.88%	0.95%	0.97%
Net expenses(5)	0.77	(4)	0.78	0.81	0.72	0.79	0.81
Net investment income	5.61	(4)	6.25	7.58	8.26	9.06	11.24
Portfolio Turnover Rate	28%		86%	101%	62%	74%	68%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments
	2014(1)		2013		2012	2011	2010	2009
Net asset value, Beginning of Period	$8.02		$8.56		$7.99	$8.41	$7.77	$7.86

Income (Loss) from Operations:
Net investment income(2)	0.09		0.18		0.19	0.23	0.19	0.30
Net realized and unrealized gain (loss)	0.11		(0.23)		0.41	(0.15)	0.83	0.31

Total Income (Loss) from Operations	0.20		(0.05)		0.60	0.08	1.02	0.61

Less Distributions From:
Net investment income	(0.54)		(0.49)		(0.03)	(0.50)	(0.38)	(0.70)

Total Distributions	(0.54)		(0.49)		(0.03)	(0.50)	(0.38)	(0.70)

Net Asset Value, End of Period	$7.68		$8.02		$8.56	$7.99	$8.41	$7.77

Total Return(3)	2.55%		(0.77)%		7.53%	1.21%	13.55%	8.54%
Net Assets, End of Period (millions)	$261		$317		$431	$227	$220	$197
Ratios of Average Net Assets:
Gross expenses	0.81	%(4)(5)	0.69	%(4)	0.64%	0.72%	0.79%	0.79	%(4)
Net expenses	0.81	(4)(5)	0.69	(4)	0.63 (6)	0.72 (6)	0.79	0.79	(4)
Net investment income	2.18	(5)	2.12		2.25	2.86	2.44	4.00
Portfolio Turnover Rate	307%		198%		223%	150%	93%	263%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.09%, less than 0.01% and 0.01%, respectively.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Municipal Bond Investments
	2014(1)		2013	2012	2011	2010	2009
Net asset value, Beginning of Period	$9.21		$9.88	$9.48	$9.63	$9.09	$8.92

Income (Loss) from Operations:
Net investment income(2)	0.14		0.29	0.28	0.30	0.31	0.34
Net realized and unrealized gain (loss)	0.35		(0.67)	0.40	(0.15)	0.54	0.17

Total Income (Loss) from Operations	0.49		(0.38)	0.68	0.15	0.85	0.51

Less Distributions From:
Net investment income	(0.14)		(0.29)	(0.28)	(0.30)	(0.31)	(0.34)

Total Distributions	(0.14)		(0.29)	(0.28)	(0.30)	(0.31)	(0.34)

Net Asset Value, End of Period	$9.56		$9.21	$9.88	$9.48	$9.63	$9.09

Total Return(3)	5.36%		(4.01)%	7.23%	1.71%	9.59%	5.98%
Net Assets, End of Period (millions)	$83		$80	$89	$88	$92	$84
Ratios of Average Net Assets:
Gross expenses	0.61	%(4)	0.61%	0.57%	0.58%	0.62%	0.56%
Net expenses	0.61	(4)	0.61	0.57	0.58	0.62	0.56
Net investment income	3.01	(4)	2.92	2.83	3.27	3.39	3.86
Portfolio Turnover Rate	11%		9%	26%	20%	2%	25%

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments
	2014(1)		2013		2012		2011		2010		2009
Net asset value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Operations:
Net investment income(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net realized and unrealized gain	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)

Total Income from Operations	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)

Less Distributions From:
Net investment income	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)
Net realized gain	—		—		—		(0.00	)(4)	(0.01)		—

Total Distributions	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.01)		(0.00	)(4)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(6)	0.00%		0.00%		0.02%		0.01%		0.85%		0.49%
Net Assets, End of Period (millions)	$310		$467		$238		$119		$125		$292
Ratios of Average Net Assets:
Gross expenses	0.22	%(7)	0.21%		0.23%		0.29%		0.34%		0.51%
Net expenses(8)	0.14	(7)	0.16		0.22		0.21		0.27		0.47
Net investment income	0.00	(5)(7)	0.00	(5)	0.03		0.00	(5)	0.01		0.46

(1)	For the six months ended February 28, 2014 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Amounts represent less than $(0.01) per share.
(5)	Amounts represent less than 0.01% per share.
(6)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK® may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers are valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations are determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by CGAS (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager (the “Valuation Committee”) in accordance with such procedures

Notes to Financial Statements

(unaudited) (continued)

under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a pricing service to assist with the valuation of certain foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

To the extent these securities are actively traded and valuation adjustments are not applied, common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements

(unaudited) (continued)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined by the Valuation Committee and are categorized as Level 3 of the fair value hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	Total Fair Value at February 28, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$303,871,164	$303,871,164	$—	$—
Consumer Staples	80,557,579	80,557,579	—	—
Energy	100,168,602	100,168,602	—	—
Financials	158,712,264	158,712,264	—	—
Health Care	291,754,567	291,754,567	—	—
Industrials	167,018,779	167,018,779	—	—
Information Technology	506,485,151	506,485,151	—	—
Materials	68,520,366	68,520,366	—	—
Telecommunication Services	11,349,578	11,349,578	—	—
Warrants:
Energy	266,067	266,067	—	—
Short-Term Investments:
Money Market Fund	8,413,584	8,413,584	—	—
Time Deposits	59,278,503	—	59,278,503	—

Total Investments, at value	$1,756,396,204	$1,697,117,701	$59,278,503	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$116,445,956	$116,445,956	$—	$—
Consumer Staples	95,294,074	95,294,074	—	—
Energy	190,864,811	190,864,811	—	—
Financials	269,322,567	269,322,567	—	—
Health Care	173,062,326	173,062,326	—	—
Industrials	126,473,137	126,473,137	—	—
Information Technology	194,784,952	194,784,952	—	—
Materials	47,357,808	47,357,808	—	—
Telecommunication Services	16,990,864	16,990,864	—	—
Utilities	41,304,155	41,304,155	—	—
Short-Term Investments:
Money Market Fund	36,534,412	36,534,412	—	—
Time Deposits	69,007,094	—	69,007,094	—

Total Investments, at value	$1,377,442,156	$1,308,435,062	$69,007,094	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$48,041,908	$48,041,908	$—	$—
Consumer Staples	9,971,211	9,971,211	—	—
Energy	16,138,524	16,138,524	—	—
Financials	16,528,779	16,528,779	—	—
Health Care	89,111,438	89,111,438	—	—
Industrials	57,238,705	57,238,705	—	—
Information Technology	64,997,678	64,997,678	—	—
Materials	10,699,397	10,699,397	—	—
Telecommunication Services	3,039,979	3,039,979	—	—
Short-Term Investments:
Money Market Fund	24,841,204	24,841,204	—	—
Time Deposits	14,525,436	—	14,525,436	—

Total Investments, at value	$355,134,259	$340,608,823	$14,525,436	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$32,396,617	$32,396,617	$—	$—
Consumer Staples	8,816,614	8,816,614	—	—
Energy	16,339,700	16,339,700	—	—
Financials	55,373,696	55,373,696	—	—
Health Care	14,300,969	14,300,969	—	—
Industrials	71,449,590	71,449,590	—	—
Information Technology	21,473,771	21,473,771	—	—
Materials	35,255,744	35,255,744	—	—
Telecommunication Services	524,784	524,784	—	—
Utilities	7,371,086	7,371,086	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Commercial Paper	$1,389,990	$—	$1,389,990	$—
Money Market Fund	13,784,721	13,784,721	—	—
Time Deposits	12,816,576	—	12,816,576	—

Total Investments, at value	$291,293,858	$277,087,292	$14,206,566	$—

International Equity Investments
Investments, at value
Common Stocks:
Australia	$19,229,372	$—	$19,229,372	$—	*
France	88,772,750	—	88,772,750	—
Germany	94,908,757	—	94,908,757	—
Japan	168,586,933	—	168,586,933	—
Switzerland	104,515,720	—	104,515,720	—
United Kingdom	204,173,037	11,312,741	192,860,296	—	*
Other Countries **	362,723,874	128,624,455	234,099,419	—
Warrants:
Netherlands	2,058,059	—	2,058,059	—
Preferred Stocks:
Germany	8,439	—	8,439	—
Italy	355,978	—	355,978	—
Rights:
Portugal	11,347	—	—	11,347
Singapore	8,486	—	8,486	—
Short-Term Investments:
Money Market Fund	13,933,623	13,933,623	—	—
Time Deposits	66,320,670	—	66,320,670	—

Total Investments, at value	$1,125,607,045	$153,870,819	$971,724,879	$11,347	*

Other Financial Instruments
Forward Foreign Currency Contracts	$(600,701)	$—	$(600,701)	$—

Total Other Financial Instruments	$(600,701)	$—	$(600,701)	$—

Emerging Markets Equity Investments ***
Investments, at value
Common Stocks:
Brazil	$44,545,237	$44,545,237	$—	$—
China	34,363,052	9,766,090	24,596,962	—
India	42,838,666	7,263,875	35,574,791	—
Mexico	17,930,118	17,930,118	—	—
Russia	24,108,121	3,422,832	20,685,289	—
South Africa	19,039,358	—	19,039,358	—
South Korea	28,554,021	—	28,554,021	—
Other Countries **	129,738,599	31,180,429	98,558,170	—
Preferred Stock:
Brazil	3,174,240	3,174,240	—	—
Rights:
Brazil	2,888	2,888	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Money Market Fund	$8,878,554	$8,878,554	$—	$—
Time Deposits	9,998,932	—	9,998,932	—

Total Investments, at value	$363,171,786	$126,164,263	$237,007,523	$—

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$260,445,158	$—	$260,445,158	$—
Corporate Bonds & Notes	222,116,727	—	222,116,727	—	*
U.S. Government & Agency Obligations	229,778,241	—	229,778,241	—
Collateralized Mortgage Obligations	117,498,221	—	117,498,221	—
Sovereign Bonds	36,708,475	—	36,708,475	—
Asset-Backed Securities	11,936,015	—	11,936,015	—
Municipal Bonds	8,445,425	—	8,445,425	—
Senior Loans	651,559	—	651,559	—
Preferred Stocks:
Financials	821,966	821,966	—	—
Common Stocks:
Consumer Discretionary	19,737	19,737	—	—
Warrants:
Consumer Discretionary	4,405	4,405	—	—
Covertible Preferred Stocks:
Consumer Discretionary	—	—	—	—	*
Purchased Options	487,079	—	487,079	—
Short-Term Investments:
Commercial Paper	4,004,190	—	4,004,190	—
Money Market Fund	444,283	444,283	—	—
Repurchase Agreements	48,900,000	—	48,900,000	—
Time Deposits	30,685,267	—	30,685,267	—
U.S. Government Agencies	24,549,748	—	24,549,748	—
U.S. Government Obligations	8,300,506	—	8,300,506	—

Total Investments, at value	$1,005,797,002	$1,290,391	$1,004,506,611	$—	*

Other Financial Instruments
Options Contracts Written	$(317,894)	$(20,235)	$(297,315)	$(344)
Forward Sale Commitments	(3,222,656)	—	(3,222,656)	—
Futures Contracts	805,549	805,549	—	—
Forward Foreign Currency Contracts	(480,645)	—	(480,645)	—
Centrally Cleared Swaps	(461,422)	—	(461,422)	—
OTC Credit Default Swaps	155,788	—	155,788	—
OTC Interest Rate Swaps	255,306	—	255,306	—

Total Other Financial Instruments	$(3,265,974)	$785,314	$(4,050,944)	$(344)

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Investments
Investments, at value
Corporate Bonds & Notes	$193,260,159	$—	$193,096,757	$163,402
Senior Loans	188,544	—	188,544	—
Common Stocks:
Consumer Discretionary	19,906	—	—	19,906
Energy	577,257	—	—	577,257
Financials	226,906	226,906	—	—
Industrials	110,205	110,205	—	—
Preferred Stocks:
Financials	611,119	611,119	—	—
Warrants:
Financials	74,068	74,068	—	—
Short-Term Investments:
Money Market Fund	5,092,330	—	5,092,330	—
Time Deposits	11,963,802	—	11,963,802	—

Total Investments, at value	$212,124,296	$1,022,298	$210,341,433	$760,565

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Italy	$30,027,815	$—	$30,027,815	$—
Spain	25,731,198	—	25,731,198	—
Netherlands	13,996,403	—	13,996,403	—
Germany	13,705,517	—	13,705,517	—
Other Countries **	62,280,790	—	62,280,790	—
Corporate Bonds & Notes:
United States	21,418,136	—	21,418,136	—
Other Countries **	32,982,856	—	32,982,856	—
Collateralized Mortgage Obligations	9,563,302	—	9,563,302	—
U.S. Government & Agency Obligations	6,083,642	—	6,083,642	—
Municipal Bonds	5,941,880	—	5,941,880	—
Mortgage-Backed Securities	2,165,018	—	2,165,018	—
Asset-Backed Securities	401,937	—	401,937	—
Purchased Options	9,306	—	9,306	—
Short-Term Investments:
Repurchase Agreements	33,700,000	—	33,700,000	—
Sovereign Bonds	90,899	—	90,899	—
Time Deposits	6,313,225	—	6,313,225	—
U.S. Government Agencies	2,399,027	—	2,399,027	—
U.S. Government Obligations	34,742,531	—	34,742,531	—

Total Investments, at value	$301,553,482	$—	$301,553,482	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments
Options Contracts Written	$(24,616)	$(6,683)	$(17,933)	$—
Futures Contracts	(146,716)	(146,716)	—	—
Forward Foreign Currency Contracts	(1,400,625)	—	(1,400,625)	—
Centrally Cleared Swaps	21,706	—	21,706	—
OTC Credit Default Swaps	(67,808)	—	(67,808)	—
OTC Interest Rate Swaps	55,297	—	55,297	—

Total Other Financial Instruments	$(1,562,762)	$(153,399)	$(1,409,363)	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds:
Government	$77,964,890	$—	$77,964,890	$—
Short-Term Investments:
Time Deposits	4,479,919	—	4,479,919	—

Total Investments, at value	$82,444,809	$—	$82,444,809	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	$87,000,197	$—	$87,000,197	$—
Commercial Paper	168,585,503	—	168,585,503	—
Time Deposits	755,015	—	755,015	—
U.S. Government Agencies	43,299,038	—	43,299,038	—
U.S. Government Obligations	9,998,425	—	9,998,425	—

Total Investments, at value	$309,638,178	$—	$309,638,178	$—

*	Includes securities that are fair valued at $0.
**	Other Countries represents Countries that are less than 5% of Total Net Assets.
***	Includes $28,885,800 for Emerging Markets Equity Investments that was classified as Level 1 at August 31, 2013 and is now classified as Level 2. The changes in level designation are reflective of the daily utilization of a fair valuation pricing service in the current year, that values foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE, by incorporating events occurring after the close of trading on foreign exchanges.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended February 28, 2014, there were no transfers from Level 2 to Level 3. International Fixed Income Investments had a transfer from Level 3 to Level 2 of $320,834. The transfer was due to a pricing source vendor change.

Notes to Financial Statements

(unaudited) (continued)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2013, through February 28, 2014:

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Convertible Preffered Stocks		Rights	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2013	$— *	$—	$— *	$—		$—		$—	$—
Total realized gain (loss)	(96,032)	—	(96,032)	—		—		—	—
Change in unrealized appreciation (depreciation)	73,662	—	62,315	—		—		11,347	—
Purchases	35,193	—	35,193	—		—		—	—
(Sales)	(1,476)	—	(1,476)	—		—		—	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of February 28, 2014	$11,347 *	$—	$— *	$—		$—		$11,347	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2014	$(23,846)	$—	$(35,193)	$—		$—		$11,347	$—

Emerging Markets Equity Investments
Balance as of August 31, 2013	$36,647	$—	$—	$—		$—		$36,647	$—
Total realized gain (loss)	60,410	—	—	—		—		60,410	—
Change in unrealized appreciation (depreciation)	(36,647)	—	—	—		—		(36,647)	—
Purchases	—	—	—	—		—		—	—
(Sales)	(60,410)	—	—	—		—		(60,410)	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of February 28, 2014	$—	$—	$—	$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2014	$(36,647)	$—	$—	$—		$—		$(36,647)	$—

Core Fixed Income Investments
Balance as of August 31, 2013	$129,981 *	$—	$—	$—	*	$—	*	$—	$129,981
Total realized gain (loss)	—	—	—	—		—		—	—
Change in unrealized appreciation (depreciation)	(129,981)	—	—	—		—		—	(129,981)
Purchases	—	—	—	—		—		—	—
(Sales)	—	—	—	—		—		—	—
Transfers In	—	—	—	—		—		—	—
Transfers Out	—	—	—	—		—		—	—

Balance as of February 28, 2014	$— *	$—	$—	$—	*	—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2014	$(129,981)	$—	$—	$—		$—		$—	$(129,981)

Notes to Financial Statements

(unaudited) (continued)

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Preffered Stocks	Rights	Credit Default Swaps
High Yield Investments
Balance as of August 31, 2013	$684,318	$—	$529,923	$154,395	$—	$—	$—
Total realized gain (loss)	1,594	—	—	1,594	—	—	—
Accrued discounts (premiums)	1,511	—	—	1,511	—	—	—
Change in unrealized appreciation (depreciation)	65,113	—	67,240	(2,127)	—	—	—
Purchases	9,624	—	—	9,624	—	—	—
(Sales)	(1,595)	—	—	(1,595)	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—

Balance as of February 28, 2014	$760,565	$—	$597,163	$163,402	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2014	$65,113	$—	$67,240	$(2,127)	$—	$—	$—

International Fixed Income Investments
Balance as of August 31, 2013	$329,172	$329,172	$—	$—	$—	$—	$—
Total realized gain (loss)	(40)	(40)	—	—	—	—	—
Accrued discounts (premiums)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(7,634)	(7,634)	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	(664)	(664)	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	(320,834)	(320,834)	—	—	—	—	—

Balance as of February 28, 2014	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2014	$—	$—	$—	$—	$—	$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. Accordingly, none of the Funds or CGAS is subject to registration or regulation as a CPO. However, there is no certainty that a Fund or CGAS will be able to continue to rely on an exclusion from CFTC regulation in the future. If a Fund or CGAS operates subject to CFTC regulation, it may incur additional expenses.

All open derivative positions at period end for each Fund are disclosed in Note 3.

Notes to Financial Statements

(unaudited) (continued)

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When financial futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or

Notes to Financial Statements

(unaudited) (continued)

offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a

Notes to Financial Statements

(unaudited) (continued)

purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2014:

International Equity Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Liability derivatives
Unrealized depreciation on forward foreign currency contracts (a)	$—	$600,701	$—	$—	$600,701

	$—	$600,701	$—	$—	$600,701

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on forward foreign currency contracts	$—	$(88,604)	$—	$—	$(88,604)

	$—	$(88,604)	$—	$—	$(88,604)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(536,427)	$—	$—	$(536,427)

	$—	$(536,427)	$—	$—	$(536,427)

Emerging Markets Equity Investments

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on forward foreign currency contracts	$—	$(38,169)	$—	$—	$(38,169)

	$—	$(38,169)	$—	$—	$(38,169)

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Purchased Options (c)	$487,079	$—	$—	$—	$487,079
Variation margin on open futures contracts (b)	819,259	—	—	—	819,259
Unrealized appreciation on forward foreign currency contracts (c)	—	135,708	—	—	135,708
Unrealized appreciation on centrally cleared swaps (f)	66,316	—	109,716	—	176,032
Swap contracts, at value (c)	630,005	—	155,788	—	785,793

	$2,002,659	$135,708	$265,504	$—	$2,403,871

Liability derivatives
Options contracts written outstanding (a)	$311,403	$5,485	$1,006	$—	$317,894
Unrealized appreciation on open futures contracts (b)	7,560	6,150	—	—	13,710
Unrealized depreciation on forward foreign currency contracts (a)	—	616,353	—	—	616,353
Unrealized depreciation on centrally cleared swaps (f)	637,454	—	—	—	637,454
Swap contracts, at value (a)	374,699	—	—	—	374,699

	$1,331,116	$627,988	$1,006	$—	$1,960,110

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$28,500	$—	$—	$—	$28,500
Net realized gain (loss) on futures contracts	(392,773)	—	—	—	(392,773)
Net realized gain (loss) on options written	460,305	—	460	—	460,765
Net realized gain (loss) on swaps contracts	(47,194)	—	(89,245)	—	(136,439)
Net realized gain (loss) on forward foreign currency contracts	—	(1,371,854)	—	—	(1,371,854)

	$48,838	$(1,371,854)	$(88,785)	$—	$(1,411,801)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$(63,577)	$—	$—	$—	$(63,577)
Net change in unrealized appreciation (depreciation) on futures contracts	1,147,587	(6,150)	—	—	1,141,437
Net change in unrealized appreciation (depreciation) on options contracts written	962,547	100	705	—	963,352
Net change in unrealized appreciation (depreciation) on swaps contracts	(560,065)	—	195,631	—	(364,434)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	258,451	—	—	258,451

	$1,486,492	$252,401	$196,336	$—	$1,935,229

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset derivatives
Purchased Options (c)	$6,857	$2,449	$—	$—	$9,306
Unrealized appreciation on futures contracts (b)	89,016	—	—	—	89,016
Unrealized appreciation on forward foreign currency contracts (c)	—	1,345,821	—	—	1,345,821
Unrealized appreciation on centrally cleared swaps (f)	198,379	—	—	—	198,379
Swap contracts, at value (c)	131,735	—	172,137	—	303,872

	$425,987	$1,348,270	$172,137	$—	$1,946,394

Liability derivatives
Options contracts written outstanding (a)	$15,773	$8,843	$—	$—	$24,616
Unrealized depreciation on futures contracts (b)	235,732	—	—	—	235,732
Unrealized depreciation on forward foreign currency contracts (a)	—	2,746,446	—	—	2,746,446
Unrealized depreciation on centrally cleared swaps (f)	176,673	—	—	—	176,673
Swap contracts, at value (a)	76,438	—	239,945	—	316,383

	$504,616	$2,755,289	$239,945	$—	$3,499,850

Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2014:

Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$—	$—	$—	$—	$—
Net realized gain (loss) on futures contracts	885,191	—	—	—	885,191
Net realized gain (loss) on options contracts written	266,787	1,280	—	—	268,067
Net realized gain (loss) on swaps contracts	(349,755)	—	207,453	—	(142,302)
Net realized gain (loss) on forward foreign currency contracts	—	(2,391,268)	—	—	(2,391,268)

	$802,223	$(2,389,988)	$207,453	$—	$(1,380,312)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$(176,933)	$(431)	$—	$—	$(177,364)
Net change in unrealized appreciation (depreciation) on futures contracts	(424,340)	—	—	—	(424,340)
Net change in unrealized appreciation (depreciation) on options contracts written	350,632	4,230	—	—	354,862
Net change in unrealized appreciation (depreciation) on swaps contracts	392,981	—	4,198	—	397,179
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(1,146,439)	—	—	(1,146,439)

	$142,340	$(1,142,640)	$4,198	$—	$(996,102)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on open swap contracts, or options contracts written, at value.
(b)	Only variation margin, if any, reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table (see Note 3).
(c)	Statements of Assets and Liabilities location: Investments, at value, unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on open swap contracts.

Notes to Financial Statements

(unaudited) (continued)

(d)	Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(f)	Only variation margin, if any, reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the “Open Swap Contracts” table (see Note 3).

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the six months ended February 28, 2014, were as follows:

International Equity Investments

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward foreign currency contracts	$—	$53,838,189	$—	$—	$53,838,189

Emerging Markets Equity Investments

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward foreign currency contracts	$—	$12,008	$—	$—	$—

Core Fixed Income Investments

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options	$455,163	$—	$—	$—	$455,163
Futures contracts	298,464,418	147,214	—	—	298,611,632
Option contracts written	519,303	784	446	—	520,533
Swap contracts	78,174,286	—	28,471,429	—	106,645,715
Forward foreign currency contracts	—	71,092,882	—	—	71,092,882

International Fixed Income Investments

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options	$95,429	$1,979	$—	$—	$97,408
Futures contracts	70,089,498	—	—	—	70,089,498
Option contracts written	146,726	2,170	—	—	148,897
Swap contracts	2,480,142,857	—	26,207,143	—	2,506,350,000
Forward foreign currency contracts	—	490,428,408	—	—	490,428,408

In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) which requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 was amended by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) to clarify the investments and transactions that are subject to disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal

Notes to Financial Statements

(unaudited) (continued)

years. The Funds’ adopted the disclosure requirement on netting for the current reporting period. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2014 are shown on a gross basis and the required disclosures under ASU 2011-01 are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2014.

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the Funds do not offset amounts of reported assets and liabilities in the Statements of Assets and Liabilities across transactions between a Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Fund under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2014.

	Derivative Instruments as of February 28, 2014

	Assets			Liabilities

	Gross Amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets (c)	Gross Amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities (d)
International Equity Investments
Forward foreign currency contracts	$—	$—	$—	$600,701	$—	$600,701

Total Derivatives, subject to master netting arrangement or similar arrangement	$—	$—	$—	$600,701	$—	$600,701

Notes to Financial Statements

(unaudited) (continued)

	Derivative Instruments as of February 28, 2014

	Assets			Liabilities

	Gross Amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets (c)	Gross Amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities (d)
Core Fixed Income Investments
Forward foreign currency contracts	$135,708	$—	$135,708	$616,353	$—	$616,353
Options contracts (a)	487,079	—	487,079	297,659	—	297,659
Swap contracts (b)	809,654	—	809,654	401,335	—	401,335

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,432,441	$—	$1,432,441	$1,315,347	$—	$1,315,347

International Fixed Income Investments
Forward foreign currency contracts	$1,345,821	$—	$1,345,821	$2,746,446	$—	$2,746,446
Options contracts (a)	9,306	—	9,306	17,933	—	17,933
Swap contracts (b)	685,588	—	685,588	237,020	—	237,020

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,040,715	$—	$2,040,715	$3,001,399	$—	$3,001,399

(a)	Excludes exchange-traded options which are included in the Schedules of Investments and the Notes to Financial Statements (Note 3).
(b)	The total value of the net amounts of assets and liabilities comprises the Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront premiums paid (received) disclosed in the Notes to Financial Statements (Note 3).
(c)	Represents the net amount receivable in the event of default.
(d)	Represents the net amount payable in the event of default.

The following table presents the Funds’ derivative assets and liabilities by counter party net of amounts available for offset under master netting or similar agreements, and net of the related collateral received or pledged as of February 28, 2014:

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (d)	Collateral Pledged	Net Amount (e)
International Equity Investments
Over-the-counter
State Street Corp.	$600,701	$—	$—	$600,701

Total Derivative Instruments	$600,701	$—	$—	$600,701

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b)
Core Fixed Income Investments
Over-the-counter
Barclays Bank PLC	$1,067,761	$(491,923)	$—	$575,838
BNP Paribas SA	2,739	(2,739)	—	—
Bank of America	127,977	(127,977)	—	—
Citigroup Global Markets Inc.	1,410	(95)	—	1,315
Deutsche Bank AG	3,236	(3,236)	—	—
Goldman Sachs & Co.	1,162	(344)	—	818
HSBC Bank USA	3,276	(3,276)	—	—
JPMorgan Chase & Co.	180,747	(87,347)	—	93,400
UBS Securities LLC	44,133	(10,245)	—	33,888

Total Over-the-counter derivative instruments	$1,432,441	$(727,182)	$—	$705,259

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Core Fixed Income Investments
Over-the-counter
Barclays Bank PLC	$491,923	$(491,923)	$—	$—
BNP Paribas SA	10,910	(2,739)	—	8,171
Bank of America	296,993	(127,977)	—	169,016
Citigroup Global Markets Inc.	95	(95)	—	—
Credit Suisse Securities (USA) LLC	34,248	—	—	34,248
Deutsche Bank AG	185,403	(3,236)	—	182,167
Goldman Sachs & Co.	344	(344)	—	—
HSBC Bank USA	30,542	(3,276)	—	27,266
JPMorgan Chase & Co.	87,347	(87,347)	—	—
Royal Bank of Scotland PLC	167,297	—	—	167,297
UBS Securities LLC	10,245	(10,245)	—	—

Total Over-the-counter derivative instruments	$1,315,347	$(727,182)	$—	$588,165

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b)
International Fixed Income Investments
Over-the-counter
Australia & New Zealand Banking Group LTD	$34,465	$(34,247)	$—	$218
Barclays Bank PLC	305,630	(305,630)	—	—
BNP Paribas SA	372,735	(25,608)	—	347,127
Bank of America	437,956	(437,956)	—	—
Citigroup Global Markets Inc.	387,070	(52,551)	—	334,519
Deutsche Bank AG	83,495	(83,495)	—	—
Goldman Sachs & Co.	135,290	(135,290)	—	—
HSBC Bank USA	4,086	(4,086)	—	—
JPMorgan Chase & Co.	114,152	(114,152)	—	—
Royal Bank of Scotland PLC	92,610	(14,181)	—	78,429
UBS Securities LLC	73,226	(63,807)	—	9,419

Total Over-the-counter derivative instruments	$2,040,715	$(1,271,003)	$—	$769,712

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
International Fixed Income Investments
Over-the-counter
Australia & New Zealand Banking Group LTD	$34,247	$(34,247)	$—	$—
Barclays Bank PLC	310,822	(305,630)	—	5,192
BNP Paribas SA	25,608	(25,608)	—	—
Bank of America	653,203	(437,956)	—	215,247
Citigroup Global Markets Inc.	52,551	(52,551)	—	—
Deutsche Bank AG	672,679	(83,495)	—	589,184
Goldman Sachs & Co.	725,916	(135,290)	—	590,626
HSBC Bank USA	29,511	(4,086)	—	25,425
JPMorgan Chase & Co.	308,960	(114,152)	—	194,808
Royal Bank of Scotland PLC	14,181	(14,181)	—	—
Société Générale S.A.	109,914	—	—	109,914
UBS Securities LLC	63,807	(63,807)	—	—

Total Over-the-counter derivative instruments	$3,001,399	$(1,271,003)	$—	$1,730,396

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements Assets and Liabilities.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Notes to Financial Statements

(unaudited) (continued)

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At February 28, 2014, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$8,288,768	$8,413,584
Large Capitalization Value Equity Investments	35,823,137	36,534,412
Small Capitalization Growth Investments	23,759,634	24,841,204
Small Capitalization Value Equity Investments	13,509,843	13,784,721
International Equity Investments	13,266,260	13,933,623
Emerging Markets Equity Investments	8,501,081	8,878,554
Core Fixed Income Investments	432,806	444,283
High Yield Investments	4,924,478	5,092,330

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S.

Notes to Financial Statements

(unaudited) (continued)

government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Financial Statements

(unaudited) (continued)

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(n) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2013 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Notes to Financial Statements

(unaudited) (continued)

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

At February 28, 2014, the Core Fixed Income Investments Fund had no outstanding reverse repurchase agreements. The average amount of borrowings was $153,994 and the weighted average interest rate was 0.383%.

At February 28, 2014, the International Fixed Income Investments Fund had no outstanding reverse repurchase agreements. The average amount of borrowings was $2,458,786 and the weighted average interest rate was 0.008%.

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of MSSBH, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a subadvisory fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the six months ended February 28, 2014, are indicated below:

Fund	Subadvisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Capitalization Growth Investments	0.37%	0.23%	0.60%
Large Capitalization Value Equity Investments	0.30%	0.30%	0.60%
Small Capitalization Growth Investments	0.50%	0.30%	0.80%
Small Capitalization Value Equity Investments	0.49%	0.30%	0.80%
International Equity Investments	0.37%	0.30%	0.70%
Emerging Markets Equity Investments	0.49%	0.30%	0.90%
Core Fixed Income Investments	0.20%	0.20%	0.40%
High Yield Investments	0.29%	0.25%	0.70%
International Fixed Income Investments.	0.27%	0.23%	0.50%
Municipal Bond Investments.	0.20%	0.20%	0.40%
Money Market Investments *.	0.08%	0.00%	0.08%

*	The Manager voluntarily waived and/or reimbursed certain fees or expense to maintain a positive yield. For the six months ended February 28, 2014, the Manager reimbursed the Fund $147,825.

Notes to Financial Statements

(unaudited) (continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the six months ended February 28, 2014, the amounts waived and/or reimbursed by the Manager were as follows:

Fund
Large Capitalization Value Equity Investments	$706
Small Capitalization Growth Investments	5,617
Small Capitalization Value Equity Investments	10,142
International Equity Investments	140,136
Emerging Markets Equity Investments	222,161
Core Fixed Income Investments	9,600
High Yield Investments	133,605
Money Market Investments	147,825

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the six months ended February 28, 2014, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, and Citigroup Global Markets Inc. (“CGMI”), received brokerage commissions of:

Fund	Commission Dollars to CGMI	Commission Dollars to MS&Co.	Commission Aggregate
Large Capitalization Growth Investments	$9,307	$12,472	$21,779
Large Capitalization Value Equity Investments	187	383	570
Small Capitalization Growth Investments	7,846	2,547	10,393
Small Capitalization Value Equity Investments	452	354	806
International Equity Investments	67,332	11,702	79,034
Emerging Markets Equity Investments	7,734	—	7,734

All officers, with the exception of the Funds’ Chief Compliance Officer (“CCO”), do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

3. Investments

During the six months ended February 28, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

Fund	Investments		US Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Large Capitalization Growth Investments	$401,141,826	$563,599,034	$—	$—
Large Capitalization Value Equity Investments	121,280,557	42,657,047	—	—
Small Capitalization Growth Investments	115,885,409	166,499,714	—	—
Small Capitalization Value Equity Investments	65,366,226	45,366,421	—	—
International Equity Investments	535,445,226	319,787,890	—	—
Emerging Markets Equity Investments	62,466,520	131,392,775	—	—
Core Fixed Income Investments	98,656,882	111,956,715	2,370,903,248	2,403,218,795
High Yield Investments	125,787,221	43,440,241	—	—
International Fixed Income Investments	151,286,223	162,369,427	654,267,404	709,653,042
Municipal Bond Investments	8,865,685	9,247,390	—	—

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$662,947,305	$(2,708,681)	$660,238,624
Large Capitalization Value Equity Investments	325,958,624	(14,925,143)	311,033,481
Small Capitalization Growth Investments	110,500,407	(2,056,857)	108,443,550
Small Capitalization Value Equity Investments	86,286,626	(3,753,091)	82,533,535
International Equity Investments	185,997,444	(20,023,072)	165,974,372
Emerging Markets Equity Investments	62,408,582	(44,452,994)	17,955,588
Core Fixed Income Investments	29,610,053	(11,603,914)	18,006,139
High Yield Investments	9,469,252	(1,491,489)	7,977,763
International Fixed Income Investments	10,831,785	(5,707,440)	5,124,345
Municipal Bond Investments	5,173,630	(339,681)	4,833,948

At February 28, 2014, Core Fixed Income Investments and International Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3-Month Euro-LIBOR June Futures	6	6/14	$2,063,744	$1,450
3-Month Euro-LIBOR September Futures	6	9/14	2,062,604	2,054
90-Day Eurodollar December Futures	502	12/14	124,307,750	118,000
90-Day Eurodollar June Futures	24	6/14	5,967,300	6,003
90-Day Eurodollar June Futures	74	6/14	18,229,900	120,070
90-Day Eurodollar March Futures	5	3/14	1,244,938	1,875
90-Day Eurodollar March Futures	156	3/14	38,532,000	108,940
90-Day Eurodollar September Futures	211	9/14	52,367,562	351,281
90-Day Eurodollar September Futures	6	9/14	1,474,125	(2,303)
U.S. Treasury 10-Year Note June Futures	42	6/14	5,230,313	18,359
U.S. Treasury 5-Year Note June Futures	519	6/14	62,207,018	80,009
U.S. Treasury Long Bond June Futures	8	6/14	1,064,500	11,218

				816,956

Contracts to Sell:
Euro FX Currency March Futures	6	3/14	(1,036,650)	(6,150)
U.S. Treasury 2-Year Note June Futures	74	6/14	(16,270,750)	(2,312)
U.S. Treasury Ultra Bond June Futures	19	6/14	(2,728,281)	(2,945)

				(11,407)

Net Unrealized (Loss) on Open Futures Contracts				$805,549

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Australia Government 10-Year Bond March Futures	30	3/14	$3,127,205	$28,771
Euro-Bund 10-Year Bond March Futures	15	3/14	2,990,399	59,651
U.S. Treasury 10-Year Note June Futures	1	6/14	124,531	594
90-Day Sterling Interest Rate September Futures	166	9/14	34,532,131	0

				89,016

Contracts to Sell:
10-Year USD Deliverable Interest Rate Swap Futures	6	3/14	625,125	(9,609)
Canada Government 10-Year Bond June Futures	86	6/14	10,140,942	(100,944)
Euro-Bund 10-Year Bond June Futures	4	6/14	786,946	(41)
U.S. Treasury 10-Year Note June Futures	186	6/14	23,162,813	(87,188)
United Kingdom Long Gilt June Futures	44	6/14	8,063,787	(37,950)

				(235,732)

Net Unrealized (Loss) on Open Futures Contracts				$(146,716)

At February 28, 2014, Core Fixed Income Investments had deposited $840,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2014, International Fixed Income Investments had deposited $775,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2014, Core Fixed Income Investments and International Fixed Income Investments had purchased options with a total cost were as follows:

	Calls	Puts
Core Fixed Income Investments	$—	$480,728
International Fixed Income Investments	120,000	3,600,000

During the six months ended February 28, 2014, options contracts written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2013	98,760,000	$563,861
Options written	35,670,188	294,818
Options closed	(300,053)	(18,807)
Options expired	(92,060,045)	(450,618)

Options contracts written, outstanding at February 28, 2014	42,070,090	$389,254

International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2013	36,200,000	$285,984
Options written	93,477,065	305,041
Options closed	(200,044)	(20,158)
Options expired	(63,800,000)	(248,443)

Options contracts written, outstanding at February 28, 2014	65,677,021	$322,424

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2014, International Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Japanese Yen	392,117,400	SSB	$3,844,142	7/7/2014	$(32,796)

					(32,796)

Contracts to Sell:
Euro	3,802,900	SSB	5,250,955	4/28/2014	(116,090)
Euro	8,821,400	SSB	12,180,385	4/28/2014	(1,913)
Japanese Yen	1,758,009,500	SSB	17,234,732	7/7/2014	(449,902)

					(567,905)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(600,701)

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	289,184	BCLY	$123,878	3/6/2014	$(54)
Brazilian Real	16,394	GSC	7,023	3/6/2014	23
Brazilian Real	322,997	JPM	138,363	3/6/2014	5,185
Euro	14,590,000	BOA	20,145,868	3/4/2014	121,049
Mexican Peso	2,091,245	BNP	158,168	3/6/2014	1,315
Mexican Peso	4,014,150	DUB	301,975	5/14/2014	1,975
Mexican Peso	6,690,050	HSBC	503,276	5/14/2014	3,276
Norwegian Krone	55,000	CITI	9,149	5/13/2014	207

					132,976

Contracts to Sell:
Brazilian Real	289,184	BCLY	123,879	3/6/2014	(3,043)
Brazilian Real	16,394	GSC	7,023	3/6/2014	3
Brazilian Real	262,975	JPM	112,652	3/6/2014	48
Brazilian Real	60,021	JPM	25,712	3/6/2014	(964)
British Pound	671,000	BCLY	1,123,687	3/12/2014	(25,802)
Euro	525,000	BNP	724,919	3/4/2014	(8,957)
Euro	13,883,000	DUB	19,169,642	3/4/2014	(185,403)
Euro	182,000	JPM	251,306	3/4/2014	(4,399)
Euro	14,590,000	BOA	20,145,506	4/2/2014	(120,731)
Euro	4,065,683	BOA	5,613,793	4/16/2014	(108,216)
Euro	2,649,729	CSFB	3,658,680	4/16/2014	(34,248)
Euro	2,050,000	JPM	2,830,588	4/16/2014	(53,765)
Euro	300,000	BOA	414,238	6/2/2014	(13,535)
Japanese Yen	132,400,000	BCLY	1,297,386	4/16/2014	(27,977)
Japanese Yen	260,360,000	JPM	2,551,264	4/16/2014	(27,956)
Japanese Yen	206,800,000	CITI	2,026,725	5/13/2014	1,203
Mexican Peso	2,091,245	BNP	158,168	3/6/2014	1,424
Mexican Peso	2,091,245	BNP	157,320	5/14/2014	(1,303)

					(613,621)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(480,645)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	4,353,092	AZD	$3,887,963	3/4/2014	$(34,247)
Brazilian Real	483,538	BCLY	207,136	3/6/2014	(89)
Brazilian Real	526,600	BCLY	225,582	3/6/2014	7,166
Brazilian Real	861,498	BCLY	369,044	3/6/2014	6,308
Brazilian Real	522,437	BNP	223,798	3/6/2014	(97)
Brazilian Real	527,251	BOA	225,861	3/6/2014	(97)
Brazilian Real	54,094	BOA	23,173	3/6/2014	173
Brazilian Real	578,800	DUB	247,943	3/6/2014	(107)
Brazilian Real	526,343	JPM	225,472	3/6/2014	5,475
Brazilian Real	1,058,747	UBS	453,540	3/6/2014	11,567
Brazilian Real	526,936	UBS	225,726	3/6/2014	7,804
British Pound	3,804,000	BCLY	6,370,750	3/4/2014	51,545
British Pound	343,000	BCLY	574,439	3/4/2014	6,540
British Pound	7,701,000	CITI	12,897,250	3/4/2014	72,236
Canadian Dollar	2,126,000	HSBC	1,919,552	3/4/2014	(399)
Chilean Peso	23,061,500	DUB	41,137	4/3/2014	(1,760)
Chilean Peso	41,026,000	DUB	73,182	4/3/2014	182
China Yuan Renminbi	14,100,000	JPM	2,296,437	9/8/2015	20
Colombian Peso	112,541,000	DUB	54,964	3/13/2014	(36)
Colombian Peso	152,040,370	JPM	74,254	3/13/2014	(4,004)
Euro	36,010,158	BCLY	49,722,815	3/4/2014	154,833
Euro	3,226,000	BCLY	4,454,460	3/4/2014	54,096
Euro	1,030,000	BNP	1,422,223	3/4/2014	10,971
Euro	42,465,402	BOA	58,636,214	3/4/2014	352,323
Euro	2,116,000	GSC	2,921,772	3/4/2014	42,364
Euro	2,793,000	JPM	3,856,574	3/4/2014	73,226
Euro	552,000	DUB	762,188	4/2/2014	931
Hungarian Forint	103,907,049	JPM	461,967	4/30/2014	(6,188)
Indian Rupee	1,698,030	BCLY	27,143	4/22/2014	143
Indian Rupee	2,032,260	BOA	32,485	4/22/2014	741
Indian Rupee	63,370	DUB	1,013	4/22/2014	13
Indian Rupee	1,268,600	JPM	20,279	4/22/2014	279
Indian Rupee	569,700	UBS	9,107	4/22/2014	107
Indonesian Rupiah	165,930,000	BCLY	14,274	3/12/2014	653
Indonesian Rupiah	686,140,000	BCLY	59,024	3/12/2014	1,024
Indonesian Rupiah	1,696,245,600	UBS	145,916	3/12/2014	9,122
Indonesian Rupiah	708,219,000	UBS	60,923	3/12/2014	1,880
Indonesian Rupiah	221,787,000	BCLY	18,936	4/22/2014	(64)
Indonesian Rupiah	241,800,000	BCLY	20,644	4/22/2014	644
Indonesian Rupiah	24,250,000	DUB	2,070	4/22/2014	70
Indonesian Rupiah	708,219,000	JPM	60,466	4/22/2014	1,814
Indonesian Rupiah	303,000,000	UBS	25,869	4/22/2014	869
Indonesian Rupiah	1,696,245,539	UBS	144,821	4/22/2014	9,533
Indonesian Rupiah	223,345,000	BCLY	18,971	5/22/2014	(29)
Indonesian Rupiah	293,625,000	DUB	24,941	5/22/2014	(59)
Indonesian Rupiah	708,218,290	UBS	60,157	5/22/2014	1,867

Notes to Financial Statements

(unaudited) (continued)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Indonesian Rupiah	184,875,000	BCLY	$15,548	7/16/2014	$548
Indonesian Rupiah	123,000,000	DUB	10,344	7/16/2014	344
Indonesian Rupiah	184,650,000	DUB	15,529	7/16/2014	529
Japanese Yen	23,700,000	CITI	232,182	3/4/2014	(1,761)
Korean Won	20,105,800	DUB	18,797	4/22/2014	(203)
Korean Won	1,059,400	DUB	990	4/22/2014	(10)
Korean Won	40,257,200	UBS	37,637	4/22/2014	(363)
Malaysian Ringgit	122,267	BCLY	37,176	4/22/2014	176
Malaysian Ringgit	802,875	BOA	244,122	4/22/2014	(4,747)
Malaysian Ringgit	206,582	DUB	62,813	4/22/2014	402
Malaysian Ringgit	46,722	JPM	14,206	4/22/2014	206
Malaysian Ringgit	517,403	JPM	157,321	4/22/2014	461
Malaysian Ringgit	495,332	UBS	150,610	4/22/2014	236
Malaysian Ringgit	100,000	UBS	30,406	4/22/2014	249
Mexican Peso	248,250	BCLY	18,776	3/6/2014	178
Mexican Peso	402,000	BCLY	30,405	3/6/2014	245
Mexican Peso	507,780	BCLY	38,405	3/6/2014	(595)
Mexican Peso	2,563,650	BNP	193,899	3/6/2014	3,550
Mexican Peso	705,000	BNP	53,321	3/6/2014	168
Mexican Peso	6,072,015	BNP	459,248	3/6/2014	(4,134)
Mexican Peso	963,203	BNP	72,851	3/6/2014	(1,159)
Mexican Peso	54,136	DUB	4,095	3/6/2014	95
Mexican Peso	823,701	DUB	62,299	3/6/2014	299
Mexican Peso	1,083,316	DUB	81,935	3/6/2014	(1,065)
Mexican Peso	948,000	DUB	71,700	3/6/2014	(960)
Mexican Peso	1,777,000	HSBC	134,400	3/6/2014	1,761
Mexican Peso	1,135,669	JPM	85,895	3/6/2014	(1,156)
Mexican Peso	371,302	JPM	28,083	3/6/2014	83
Mexican Peso	1,137,331	UBS	86,021	3/6/2014	(931)
Mexican Peso	2,352,000	BCLY	176,936	5/14/2014	136
Mexican Peso	5,808,714	BNP	436,976	5/14/2014	1,079
Mexican Peso	2,900,919	BNP	218,229	5/14/2014	1,807
Mexican Peso	2,188,822	BNP	164,660	5/14/2014	457
Mexican Peso	5,824,196	BNP	438,140	5/14/2014	438
New Zealand Dollar	4,571,000	UBS	3,834,841	3/4/2014	27,381
Peruvian Sol	467,413	DUB	165,953	4/2/2014	1,226
Peruvian Sol	654,756	JPM	232,468	4/2/2014	1,717
Philippine Peso	1,881,990	UBS	42,137	4/22/2014	(471)
Polish Zloty	110,996	BCLY	36,647	4/30/2014	647
Polish Zloty	244,979	BCLY	80,882	4/30/2014	1,882
Polish Zloty	2,704,696	JPM	892,985	4/30/2014	14,944
Romanian New Leu	108,579	BCLY	33,163	4/30/2014	856
Russian Ruble	3,258,000	HSBC	90,412	3/27/2014	412
Russian Ruble	3,274,650	BCLY	90,540	4/15/2014	540
Russian Ruble	1,704,480	BCLY	47,127	4/15/2014	(873)
Russian Ruble	1,120,000	DUB	30,967	4/15/2014	(91)
Russian Ruble	23,295,363	JPM	644,088	4/15/2014	(53,159)
Russian Ruble	252,966	JPM	6,994	4/15/2014	(6)
South African Rand	878,855	BCLY	81,353	4/15/2014	4,353

Notes to Financial Statements

(unaudited) (continued)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
South African Rand	296,000	BCLY	$27,400	4/15/2014	$273
South African Rand	1,153,557	DUB	106,782	4/15/2014	5,102
South African Rand	320,000	DUB	29,621	4/15/2014	427
South African Rand	54,528	DUB	5,048	4/15/2014	48
South African Rand	602,100	JPM	55,735	4/15/2014	1,735
South African Rand	145,197	DUB	13,347	5/27/2014	347
Thai Baht	498,750	BCLY	15,293	4/22/2014	293
Thai Baht	45,181,255	UBS	1,385,352	4/22/2014	(10,424)
Turkish Lira	42,703	HSBC	19,342	3/14/2014	1,342
Turkish Lira	9,451	UBS	4,281	3/14/2014	281
Turkish Lira	3,000,884	DUB	1,345,510	4/15/2014	(81,037)
Turkish Lira	29,321	DUB	13,028	5/14/2014	28
Turkish Lira	48,996	DUB	21,771	5/14/2014	(229)
Turkish Lira	31,341	DUB	13,926	5/14/2014	(74)
Turkish Lira	51,091	HSBC	22,702	5/14/2014	(298)
Turkish Lira	48,997	HSBC	21,771	5/14/2014	(229)
Turkish Lira	33,612	HSBC	14,935	5/14/2014	(65)

					752,584

Contracts to Sell:
Australian Dollar	4,353,092	SOG	3,887,963	3/4/2014	(62,723)
Australian Dollar	4,353,092	AZD	3,880,149	4/2/2014	34,465
Brazilian Real	830,846	BCLY	355,913	3/6/2014	(8,744)
Brazilian Real	1,040,791	BCLY	445,848	3/6/2014	(9,622)
Brazilian Real	522,437	BNP	223,798	3/6/2014	(8,963)
Brazilian Real	581,345	BOA	249,033	3/6/2014	(11,274)
Brazilian Real	54,094	DUB	23,173	3/6/2014	(173)
Brazilian Real	2,247	DUB	963	3/6/2014	(46)
Brazilian Real	522,459	DUB	223,808	3/6/2014	(8,946)
Brazilian Real	526,343	JPM	225,472	3/6/2014	97
Brazilian Real	1,585,683	UBS	679,266	3/6/2014	293
Brazilian Real	526,600	BCLY	223,817	4/2/2014	(7,011)
Brazilian Real	861,498	BCLY	366,156	4/2/2014	(6,058)
Brazilian Real	526,343	JPM	223,708	4/2/2014	(5,331)
Brazilian Real	171,893	JPM	73,058	4/2/2014	(58)
Brazilian Real	1,058,747	UBS	449,992	4/2/2014	(11,251)
Brazilian Real	526,936	UBS	223,960	4/2/2014	(7,621)
British Pound	11,848,000	BOA	19,842,439	3/4/2014	(198,455)
British Pound	3,804,000	BCLY	6,369,342	4/2/2014	(51,495)
Canadian Dollar	103,000	CITI	92,961	3/20/2014	1,082
Canadian Dollar	7,812,000	CITI	7,050,669	3/20/2014	310,011
Canadian Dollar	26,000	HSBC	23,467	3/20/2014	(107)
Chilean Peso	34,011,450	BCLY	60,670	4/3/2014	612
Chilean Peso	4,842,000	BCLY	8,637	4/3/2014	363
Chilean Peso	28,792,400	BCLY	51,360	4/3/2014	640
Chilean Peso	9,137,500	UBS	16,299	4/3/2014	208
China Yuan Renminbi	14,100,000	JPM	2,296,437	9/8/2015	(164,434)
Colombian Peso	45,329,000	DUB	22,143	3/7/2014	(143)
Colombian Peso	55,161,753	BNP	26,940	3/13/2014	1,567

Notes to Financial Statements

(unaudited) (continued)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Colombian Peso	60,270,200	JPM	$29,435	3/13/2014	$1,565
Euro	42,392,664	DUB	58,535,778	3/4/2014	(566,141)
Euro	42,454,932	GSC	58,621,757	3/4/2014	(646,236)
Euro	2,792,963	JPM	3,856,522	3/4/2014	(63,726)
Euro	36,010,158	BCLY	49,721,923	4/2/2014	(154,121)
Euro	42,465,402	BOA	58,635,162	4/2/2014	(351,398)
Hungarian Forint	19,006,313	BCLY	84,501	4/30/2014	(1,994)
Hungarian Forint	3,090,235	BCLY	13,739	4/30/2014	(479)
Indonesian Rupiah	1,611,620,431	UBS	138,637	3/12/2014	(856)
Japanese Yen	657,753,000	BOA	6,443,821	3/4/2014	(39,215)
Japanese Yen	643,290,000	CITI	6,304,508	5/13/2014	3,741
Japanese Yen	9,700,000	HSBC	95,064	5/13/2014	170
Korean Won	36,784,600	BCLY	34,391	4/22/2014	(391)
Malaysian Ringgit	56,712	BCLY	17,244	4/22/2014	(244)
Malaysian Ringgit	98,377	BNP	29,913	4/22/2014	333
Malaysian Ringgit	197,767	BNP	60,133	4/22/2014	792
Malaysian Ringgit	99,495	BOA	30,252	4/22/2014	319
Malaysian Ringgit	80,202	DUB	24,386	4/22/2014	(566)
Malaysian Ringgit	342,451	JPM	104,125	4/22/2014	(125)
Mexican Peso	184,408	BCLY	13,947	3/6/2014	53
Mexican Peso	5,824,196	BNP	440,504	3/6/2014	(544)
Mexican Peso	5,808,714	BNP	439,334	3/6/2014	(1,172)
Mexican Peso	2,188,822	BNP	165,549	3/6/2014	(498)
Mexican Peso	2,900,919	BNP	219,407	3/6/2014	(1,824)
Mexican Peso	1,596,279	BNP	120,732	3/6/2014	268
Mexican Peso	289,014	DUB	21,859	3/6/2014	141
Mexican Peso	263,230	UBS	19,901	3/11/2014	99
New Zealand Dollar	4,571,000	SOG	3,834,840	3/4/2014	(47,191)
New Zealand Dollar	4,571,000	UBS	3,826,488	4/2/2014	(27,100)
Norwegian Krone	12,952,000	CITI	2,154,680	5/13/2014	(48,818)
Peruvian Sol	37,330	BCLY	13,254	4/2/2014	(254)
Peruvian Sol	295,651	BNP	104,970	4/2/2014	(970)
Peruvian Sol	836,869	BOA	297,127	4/2/2014	(470)
Peruvian Sol	28,385	DUB	10,078	4/2/2014	(78)
Peruvian Sol	48,212	JPM	17,117	4/2/2014	(117)
Peruvian Sol	154,387	UBS	54,814	4/2/2014	(814)
Peruvian Sol	2,530	UBS	898	4/2/2014	(9)
Polish Zloty	327,000	DUB	107,963	4/30/2014	(1,812)
Russian Ruble	3,258,000	DUB	90,412	3/27/2014	(412)
Russian Ruble	716,800	BCLY	19,819	4/15/2014	181
Russian Ruble	1,948,920	BCLY	53,885	4/15/2014	615
Russian Ruble	3,788,778	BCLY	104,755	4/15/2014	7,638
Russian Ruble	338,200	DUB	9,351	4/15/2014	649
Russian Ruble	542,480	DUB	14,999	4/15/2014	1,001
Russian Ruble	1,914,176	DUB	52,925	4/15/2014	1,575
Russian Ruble	2,538,690	JPM	70,192	4/15/2014	5,640
Russian Ruble	3,476,343	JPM	96,117	4/15/2014	6,883
South African Rand	199,407	BCLY	18,459	4/15/2014	(459)
South African Rand	7,350,146	BCLY	680,385	4/15/2014	(845)

Notes to Financial Statements

(unaudited) (continued)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
South African Rand	130,319	BCLY	$12,063	4/15/2014	$(63)
South African Rand	189,660	BCLY	17,556	4/15/2014	(556)
South African Rand	1,118,889	BNP	103,573	4/15/2014	(1,573)
South African Rand	21,738	DUB	2,012	4/15/2014	(12)
South African Rand	210,606	HSBC	19,495	4/15/2014	(495)
South African Rand	184,652	HSBC	17,093	4/15/2014	(93)
South African Rand	210,511	HSBC	19,486	4/15/2014	(486)
South African Rand	145,197	JPM	13,347	5/27/2014	(347)
Swiss Franc	94,000	CITI	106,733	3/4/2014	(1,972)
Thai Baht	795,960	BCLY	24,406	4/22/2014	(406)
Thai Baht	199,754	BCLY	6,125	4/22/2014	(70)
Thai Baht	558,535	BCLY	17,126	4/22/2014	(126)
Thai Baht	1,295,287	DUB	39,716	4/22/2014	(666)
Thai Baht	932,400	DUB	28,589	4/22/2014	(589)
Thai Baht	2,302,530	JPM	70,600	4/22/2014	(1,600)
Thai Baht	2,804,190	UBS	85,983	4/22/2014	553
Turkish Lira	86,482	BCLY	39,171	3/14/2014	(1,171)
Turkish Lira	333,000	BCLY	150,826	3/14/2014	(542)
Turkish Lira	36,873	DUB	16,533	4/15/2014	467
Turkish Lira	447,760	UBS	198,957	5/14/2014	(3,129)

					(2,153,209)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					($1,400,625)

At February 28, 2014, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	BRL-CDI-Compounded	0.000%	11/15/2027	BCLY	USD 595,000	$53,376	$—	$53,376
Pay	BRL-CDI-Compounded	8.075%	01/02/2015	HSBC	BRL 2,700,000	(25,350)	5,192	(30,542)
Pay	BRL-CDI-Compounded	8.440%	01/02/2015	BOA	BRL 3,500,000	(19,794)	21,391	(41,185)
Pay	BRL-CDI-Compounded	8.560%	01/02/2015	UBS	BRL 1,300,000	(10,192)	53	(10,245)
Pay	BRL-CDI-Compounded	9.930%	01/02/2015	UBS	BRL 5,000,000	44,253	120	44,133
Pay	IBMEXID	5.700%	01/18/2019	BOA	MXN 3,000,000	2,535	(807)	3,342
Pay	IBMEXID	5.700%	01/18/2019	DUB	MXN 1,000,000	845	(416)	1,261
Pay	IBMEXID	5.700%	01/18/2019	GSC	MXN 1,000,000	845	(291)	1,136
Pay	IBMEXID	5.700%	01/18/2019	JPM	MXN 1,000,000	845	(341)	1,186
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD 1,545,000	228,305	0	228,305
Pay	3-Month USD-LIBOR	2.805%	04/09/2026	BCLY	USD 2,970,000	(212,323)	0	(212,323)
Receive	3-Month USD-LIBOR	3.125%	04/09/2046	BCLY	USD 1,340,000	196,425	0	196,425
Pay	3-Month USD-LIBOR	3.145%	03/15/2026	BCLY	USD 2,620,000	(107,040)	0	(107,040)
Receive	3-Month USD-LIBOR	3.490%	03/15/2046	BCLY	USD 1,170,000	94,835	0	94,835
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD 910,000	7,741	0	7,741

						$255,306	$24,901	$230,405

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2014, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	BCLY	USD 45,500,000	$66,316
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	BCLY	USD 3,500,000	(206,250)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	UBS	USD 9,900,000	(431,204)

						$(571,138)

At February 28, 2014, Core Fixed Income Investments held the following OTC credit default swap contracts:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/14 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International, BBB	1.000%	09/20/2016	JPM	0.009%	USD 5,800,000	$18,359	$(81,072)	$99,431
Japan Government 20 Year Bond, AA-	1.000%	09/20/2016	BOA	0.002%	USD 1,800,000	39,337	35,751	3,586
Mexican Government International Bond, BBB+	1.000%	09/20/2016	JPM	0.004%	USD 5,800,000	98,092	23,195	74,897

						$155,788	$(22,126)	$177,914

At February 28, 2014, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/14	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX IG21 5 Year Index	1.000%	12/20/2018	BCLY	0%	USD 6,500,000	$54,858
Dow Jones CDX IG21 5 Year Index	1.000%	12/20/2018	JPM	0%	USD 6,500,000	54,858

						$109,716

At February 28, 2014, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.500%	03/15/2018	BOA	AUD 6,800,000	$54,154	$(27,102)	$81,256
Pay	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	DUB	AUD 3,400,000	59,187	(1,486)	60,673
Pay	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	GSC	AUD 2,700,000	(35,475)	(18,066)	(17,409)
Pay	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	JPM	AUD 200,000	(2,628)	324	(2,952)
Pay	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	BOA	AUD 3,100,000	14,991	11,847	3,144
Receive	BRL-CDI-Compounded	12.255%	01/02/2017	UBS	BRL 1,000,000	(2,186)	(1,348)	(838)
Pay	BRL-CDI-Compounded	11.320%	01/04/2016	BCLY	BRL 900,000	(240)	4,411	(4,651)
Pay	BRL-CDI-Compounded	11.320%	01/04/2016	BNP	BRL 1,000,000	(267)	3,738	(4,005)
Pay	BRL-CDI-Compounded	11.320%	01/04/2016	HSBC	BRL 600,000	(161)	2,604	(2,765)
Pay	BRL-CDI-Compounded	12.850%	01/04/2021	UBS	BRL 400,000	1,856	679	1,177
Pay	IBMEXID	6.000%	09/02/2022	HSBC	MXN 10,900,000	(25,080)	(506)	(24,574)
Pay	IBMEXID	7.380%	02/09/2029	JPM	MXN 500,000	(4)	(11)	7
Pay	6-Month Thailand Fixing Rate	3.410%	01/15/2021	DUB	THB 4,200,000	1,309	—	1,309
Pay	6-Month Thailand Fixing Rate	3.410%	01/21/2021	DUB	THB 750,000	238	—	238
Pay	3-Month ZAR-SAJIBOR	8.000%	12/18/2023	BCLY	ZAR 3,400,000	(10,397)	(114)	(10,283)

						$55,297	$(25,030)	$80,327

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2014, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	0.550%	01/17/2016	CITI	EUR 10,200,000	$(27,864)
Receive	6-Month JPY-LIBOR	1.500%	06/19/2033	BCLY	JPY 3,060,000,000	151,428
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	BCLY	USD 1,600,000	(3,626)
Pay	3-Month USD-LIBOR	1.200%	07/15/2015	UBS	USD 1,100,000	(14,865)
Pay	3-Month USD-LIBOR	1.500%	06/19/2020	BCLY	USD 1,600,000	46,951
Pay	3-Month USD-LIBOR	2.750%	06/19/2043	CSFB	USD 100,000	(3,490)
Pay	3-Month USD-LIBOR	3.500%	12/18/2043	BCLY	USD 900,000	(15,035)
Pay	3-Month USD-LIBOR	3.750%	06/18/2044	CITI	USD 5,200,000	(111,793)

						$21,706

At February 28, 2014, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/28/14 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., CCC+	(1.820%	)	12/20/2017	RBS	2.128%	USD 1,000,000	$7,517	$—	$7,517
First Energy, BBB-	(0.940%	)	06/20/2017	RBS	0.565%	USD 1,000,000	(14,181)	—	(14,181)
Limited Brands Inc., BB-	(3.550%	)	09/20/2017	GSC	1.169%	USD 500,000	(45,045)	—	(45,045)
Macy’s Retail Holdings Inc., BBB+	(5.000%	)	09/20/2014	BNP	0.059%	USD 650,000	(24,584)	(67,377)	42,793
Macy’s Retail Holdings Inc., BBB+	(1.000%	)	03/20/2018	BCLY	0.468%	USD 1,500,000	(34,932)	10,932	(45,864)
Marsh & McLennan Cos., Inc., A-	(0.670%	)	09/20/2014	DUB	0.069%	USD 1,000,000	(4,722)	—	(4,722)
Starwood Hotels & Resorts World, BBB	(1.490%	)	06/20/2018	BOA	0.455%	USD 1,000,000	(46,887)	—	(46,887)
Tate & Lyle International Finance PLC, BBB	(0.510%	)	12/20/2014	DUB	0.081%	USD 100,000	(452)	—	(452)
UST Inc., BAA+	(0.720%	)	03/20/2018	GSC	0.141%	USD 500,000	(12,392)	—	(12,392)

							$(175,678)	$(56,445)	$(119,233)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/14 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond, BBB	1.000%	03/20/2015	HSBC	0.364%	USD 100,000	$858	$457	$401
Colombia Government International, BBB	1.000%	03/20/2016	DUB	0.542%	USD 100,000	1,143	601	542
Italy Government International, BBB	1.000%	03/20/2018	BNP	1.302%	USD 5,700,000	(56,126)	(358,205)	302,079
Japan Government 20 Year Bond, AA-	1.000%	03/20/2016	RBS	0.172%	USD 5,000,000	95,694	10,601	85,093
Japan Government 20 Year Bond, AA-	1.000%	03/20/2016	GSC	0.172%	USD 3,100,000	59,331	(31,830)	91,161
Russia Government International Bond, BBB	1.000%	12/20/2014	GSC	0.621%	USD 1,500,000	7,594	5,829	1,765
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.299%	EUR 700,000	(624)	(7,057)	6,433

						$107,870	$(379,604)	$487,474

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

Notes to Financial Statements

(unaudited) (continued)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:		Currency Abbreviations:
AZD	Australia & New Zealand Banking Group LTD	AUD	Australian Dollar
BCLY	Barclays Bank PLC	BRL	Brazilian Real
BNP	BNP Paribas SA	EUR	Euro
BOA	Bank of America	JPY	Japanese Yen
CITI	Citigroup Global Markets Inc.	MXN	Mexican Peso
CSFB	Credit Suisse Securities (USA) LLC	THB	Thai Baht
DUB	Deutsche Bank AG	ZAR	South African Rand
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
RBS	Royal Bank of Scotland PLC
SOG	Société Générale S.A.
SSB	State Street Corp.
UBS	UBS Securities LLC

At February 28, 2014, Core Fixed Income Investments and International Fixed Income Investments deposited cash collateral with brokers in the amount of $1,151,000 and $1,167,000 respectively, for open centrally cleared interest rate swap contracts. These amounts are disclosed within “Deposits with counterparty” within the Statement of Assets and Liabilities for the respective Funds.

At February 28, 2014, Core Fixed Income Investments held cash collateral from brokers in the amount of $435,000, for open centrally cleared interest rate swap contracts. This amount is disclosed within “Deposits from counterparty” within the Statement of Assets and Liabilities for this Fund.

4. Shares of Beneficial Interest

At February 28, 2014, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2014, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
Large Capitalization Growth Investments
Shares sold	4,858,108	7,817,522
Shares issued on reinvestment	6,165,022	340,287
Shares repurchased	(10,952,911)	(22,273,346)

Net Increase (Decrease)	70,219	(14,115,537)

Large Capitalization Value Equity Investments
Shares sold	14,208,360	7,239,697
Shares issued on reinvestment	1,691,655	2,503,265
Shares repurchased	(5,537,196)	(26,679,654)

Net Increase (Decrease)	10,362,819	(16,936,692)

Notes to Financial Statements

(unaudited) (continued)

	Six months ended February 28, 2014	Year ended August 31, 2013

Small Capitalization Growth Investments
Shares sold	336,033	2,648,785
Shares issued on reinvestment	353,255	—
Shares repurchased	(2,215,858)	(2,801,061)

Net (Decrease)	(1,526,570)	(152,276)

Small Capitalization Value Equity Investments
Shares sold	2,574,176	2,153,631
Shares issued on reinvestment	1,929,295	1,461,654
Shares repurchased	(1,126,188)	(3,493,405)

Net Increase	3,377,283	121,880

International Equity Investments
Shares sold	24,199,358	34,257,114
Shares issued on reinvestment	1,034,174	704,164
Shares repurchased	(4,124,992)	(10,538,080)

Net Increase	21,108,540	24,423,198

Emerging Markets Equity Investments
Shares sold	3,145,766	2,636,648
Shares issued on reinvestment	3,256,283	851,922
Shares repurchased	(8,342,731)	(21,256,178)

Net (Decrease)	(1,940,682)	(17,767,608)

Core Fixed Income Investments
Shares sold	7,881,632	20,001,580
Shares issued on reinvestment	1,363,391	7,622,446
Shares repurchased	(17,702,124)	(28,098,176)

Net (Decrease)	(8,457,101)	(474,150)

High Yield Investments
Shares sold	23,082,203	3,801,205
Shares issued on reinvestment	1,180,170	2,938,436
Shares repurchased	(2,646,494)	(44,232,029)

Net Increase (Decrease)	21,615,879	(37,492,388)

International Fixed Income Investments
Shares sold	3,548,220	5,390,247
Shares issued on reinvestment	2,272,211	2,978,377
Shares repurchased	(11,419,773)	(19,172,473)

Net (Decrease)	(5,599,342)	(10,803,849)

Municipal Bond Investments
Shares sold	1,376,317	1,883,009
Shares issued on reinvestment	130,187	254,965
Shares repurchased	(1,514,662)	(2,389,727)

Net (Decrease)	(8,158)	(251,753)

Money Market Investments
Shares sold	70,313,239	395,768,819
Shares issued on reinvestment	1,351	6,078
Shares repurchased	(227,078,021)	(166,920,974)

Net Increase (Decrease)	(156,763,431)	228,853,923

Notes to Financial Statements

(unaudited) (continued)

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2013, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments	Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments
8/31/2013	$—	$—	$—	$—	$—	$—
8/31/2014	—	—	—	—	—	—
8/31/2015	—	—	—	—	—	—
8/31/2016	—	—	—	—	—	—
8/31/2017	—	—	—	—	—	—
8/31/2018	—	358,175,524	—	—	313,948,573	—
8/31/2019	—	—	—	—	—	—
8/31/2020	—	—	—	—	—	—
Non-expiring:
Short-Term	—	—	—	—	—	—
Long-Term	—	—	—	—	—	—

	$—	$358,175,524	$—	$—	$313,948,573	$—

Year of Expiration		Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments
8/31/2013		$—	$—	$—	$—	$—
8/31/2014		—	—	—	—	—
8/31/2015		—	—	—	—	—
8/31/2016		—	—	—	—	—
8/31/2017		—	8,514,160	—	—	—
8/31/2018		—	5,672,191	5,002,894	—	—
8/31/2019		—	—	—	—	—
8/31/2020		—	—	—	—	—
Non-expiring:
Short-Term		—	—	—	—	—
Long-Term		—	—	—	—	—

		$—	$14,186,351	$5,002,894	$—	$—

These amounts will be available to offset any future taxable capital gains.

6. Recent Accounting Pronouncement

In June 2013, FASB issued an update (‘‘ASU 2013-08’’) to ASC Topic 946, Financial Services — Investment Companies (‘‘Topic 946’’). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

Notes to Financial Statements

(unaudited) (continued)

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2014, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	Money Market Investments
3/28/14-3/31/14	$0.020942	$0.024721	$0.026182	$0.0000008

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

At an in-person meeting of the Board of Trustees of the Trust held on December 18-19, 2013 (“December Meeting”), the Manager recommended and the Board, including all of the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), approved an Investment Advisory Agreement (“Advisory Agreement”) between the Manager and OFI Global Asset Management (“OFI”), pursuant to which OFI provides day-to-day management of an allocated portion of the assets of International Equity Investments (“International Equity Fund”).

In determining whether to approve the Advisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included: (i) a copy of the Advisory Agreement; (ii) information regarding the process by which the Manager selected and recommended OFI for Board approval; (iii) information regarding the nature, extent and quality of the services OFI would provide to the International Equity Fund; (iv) information regarding OFI’s investment management business, personnel, and operations; (v) information regarding OFI’s brokerage and trading policies and practices; (vi) information regarding the sub-investment advisory fee to be paid to OFI; (vii) information regarding OFI’s compliance program; (viii) information regarding OFI’s historical performance returns managing investment mandates similar to International Equity Fund’s investment mandate, with such performance compared to a relevant index; and (ix) information regarding OFI’s financial condition. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to OFI as a result of its relationship with International Equity Fund. The materials and information were provided in advance of and at the December Meeting. Representatives from OFI also made a presentation to and responded to questions from the Board. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and OFI.

The Independent Trustees concluded that the nature, extent and quality of the sub-investment advisory services expected to be provided by OFI were adequate and appropriate in light of OFI’s experience in managing international equity assets, OFI’s portfolio management and research resources to be applied in managing a portion of International Equity Fund’s assets, and the Manager’s recommendation to engage OFI, and supported a decision to approve the Advisory Agreement. The Independent Trustees noted that the proposed fee payable to OFI would be paid by the Manager, and not International Equity Fund, and, thus, would not impact the fees paid by International Equity Fund. The Independent Trustees concluded that the proposed fee payable to OFI by the Manager with respect to the assets to be allocated to OFI was reasonable and appropriate. The Independent Trustees recognized that, because OFI’s fee would be paid by the Manager, and not International Equity Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of profitability and economies of scale with respect to OFI was not relevant to the Independent Trustees’ determination to approve the Advisory Agreement. The Independent Trustees also concluded that any benefits that were expected to accrue to OFI by virtue of its relationship with International Equity Fund were reasonable.

After consideration of the factors discussed above, with no single factor identified as the principal factor, the Independent Trustees approved the Advisory Agreement. The Advisory Agreement became effective on March 24, 2014.

******

Due to a change in the ownership structure of Artisan Partners, LP (“Artisan”) that occurred on March 12, 2014 (the “Transaction”), the original Investment Advisory Agreement (“Initial Advisory Agreement”) between the Manager and Artisan, pursuant to which Artisan managed an allocated portion of the assets of Large Capitalization Value Investments (“Large Cap Value Fund”), was terminated in accordance with its terms and the provisions of the 1940 Act. To enable Artisan to provide uninterrupted sub-investment advisory services to the Large Cap Value Fund, at the December Meeting, the Manager recommended and the Board, including all of the Independent Trustees, approved a new Investment Advisory Agreement (“Current Advisory Agreement”) between the Manager and Artisan. The Board noted that the Current Advisory Agreement is substantially the same in all material respects as the Initial Advisory Agreement.

In determining whether to approve the Current Advisory Agreement, the Board considered materials prepared in connection with the May 29-30, 2013 Board meeting and the December Meeting and other information, which included: (i) a copy of the Current Advisory Agreement; (ii) information regarding the process by which the Manager initially recommended Artisan for Board approval and the Manager’s rationale for retaining Artisan following the closing of the Transaction; (iii) information regarding the nature, extent and quality of the services that Artisan provided to the Large Cap Value Fund; (iv) information regarding Artisan’s

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

investment management business, personnel, and operations, which were expected to remain substantially the same after the Transaction; (v) information regarding Artisan’s brokerage and trading policies and practices; (vi) information regarding the level of sub-investment advisory fees charged by Artisan; (vii) information regarding Artisan’s compliance program; (viii) information regarding Artisan’s historical performance returns managing its allocated portion of the Large Cap Value Fund’s assets and information comparing that performance to a relevant index; and (ix) information regarding Artisan’s financial condition. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and Artisan.

The Independent Trustees concluded that the nature, extent and quality of the sub-investment advisory services provided by Artisan under the Initial Advisory Agreement, as well as Artisan’s ability to continue to render such services pursuant to the Current Advisory Agreement, based on its experience, operations and resources, were adequate and appropriate for the Large Cap Value Fund in light of the Fund’s investment objective, and supported a decision to approve the Current Advisory Agreement. The Independent Trustees concluded that Artisan’s historical performance record in managing its allocated portion of the Large Cap Value Fund’s assets and similar products, when viewed together with the other factors considered by the Board, supported a decision to approve the Current Advisory Agreement. The Independent Trustees noted that the fee paid to Artisan would be paid by the Manager, and not Large Cap Value Fund, and, thus, would not impact the fees paid by Large Cap Value Fund. The Independent Trustees also noted that the fee payable to Artisan by the Manager, and the scope of services that Artisan is required to provide in managing its allocated portion of the Large Cap Value Fund’s assets, are substantially the same under the Current Advisory Agreement and the Initial Advisory Agreement. The Independent Trustees concluded that the fee payable to Artisan by the Manager with respect to the assets to be allocated to Artisan was reasonable and appropriate. The Independent Trustees recognized that, because Artisan’s fee would continue to be paid by the Manager, and not Large Cap Value Fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of profitability and economies of scale with respect to Artisan was not relevant to the Independent Trustees’ determination to approve the Current Advisory Agreement. The Independent Trustees also concluded that any benefits that had accrued and were expected to accrue to Artisan by virtue of its relationship with Large Cap Value Fund were reasonable.

After consideration of the factors discussed above, with no single factor identified as the principal factor, the Independent Trustees approved the Current Advisory Agreement. The Board will determine whether to renew the Current Advisory Agreement at a meeting scheduled for May 28-29, 2014.

Additional Information

(unaudited)

Trustees and Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian, transfer agent and administrator. The day-to-day operations of the Funds are delegated to the Funds’ Manager, Consulting Group Advisory Services LLC (“CGAS”), a business of Morgan Smith Barney Holdings LLC.

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), is indicated by a double asterisk.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (52 funds, 2007-present); Trustee, UBS Funds (35 funds, 2009-present); Fort Dearborn Income Securities (2013-present); and formerly, Nicholas Applegate Funds (12 funds) (2005-2010)

Adela Cepeda c/o Morgan Stanley Wealth Management (“MSWM”) 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (9 funds, 2005-present); Trustee, UBS Funds (35 funds, 2004-present); Director, Fort Dearborn Income Securities (2000-present); Director, Amalgamated Bank of Chicago (2003-2012); and formerly, Director, Municipal Securities Rulemaking Board (2010-2012)

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Co-Chairman, Congressional Medal of Honor Foundation (2009-present); Chairman, Congressional Medal of Honor Foundation (2005-2009); Chairman, Augusta Warrior Project (2013-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

Mark J. Reed North American Management 231 S. Bemiston, Suite 800 Clayton, MO 63105 Birth Year: 1964	Trustee	Since 2007	Principal & Portfolio Manager, North American Management Corp. (2013-present); Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-2013)	11	None

Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Rehabilitation Institute of Chicago (2000-present); and Director, Urban Gateways (1995-present); formerly, Director, ICMA Retirement Corp. (2005-2012)

INTERESTED TRUSTEE

James J. Tracy** Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Trustee Chief Executive Officer and President	Since 2013 Since 2013, previously, 2007-2010	Managing Director, Director of Consulting Group Wealth Advisory Solutions, Morgan Stanley (2012-present); Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012); Managing Director and Chief Operating Officer of Distribution and Development for Global Wealth Management, Morgan Stanley (2010-2011); Managing Director, Director of Consulting Group (2009-2010); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of Smith Barney’s Investment Advisory Services (“IAS”) (2008-2009)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Marc Gordon Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer (“CFO”) and Treasurer	Since 2010	Managing Director and CFO, Investment Products and Services, Morgan Stanley (2012-present); Executive Director and CFO, Investment Strategy and Client Solutions and Capital Markets Groups, Morgan Stanley (2009-2012); and Morgan Stanley & Co. (2006-2009)

Paul F. Gallagher Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, Morgan Stanley (2011-present); Executive Director and Associate General Counsel, Morgan Stanley (2009-2011); and Director and Associate General Counsel, CGM (2006-2009)

Philip Stack Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013	Vice President, Morgan Stanley; Vice President Corporate Audit Group – Compliance, Morgan Stanley; Vice President, Director of Investment Compliance and Risk Management, Gannett Welsh & Kotler; and Vice President, US Audit, Old Mutual US Holdings Inc.

Donna Marley Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011	Executive Director, Morgan Stanley (2009-present); Programs Manager, Morgan Stanley (2011-present); Director, Consulting Group Risk Management, Morgan Stanley (2009-2011); and Vice President, Consulting Group Risk Management, CGM (2005-2009)

Charles P. Graves, III Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011	Executive Director, Head of Global Investment Solutions (2013-present); Director of Third Party Programs, Consulting Group, Morgan Stanley (2011-2013); and Director, Senior Portfolio Manager, Private Portfolio Group, Morgan Stanley (2009–2011) and CGM (2005-2009)

Glenn Regan, CFA® Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1965	Investment Officer	Since 2012	Managing Director, Director of Discretionary Investment Solutions, Morgan Stanley (2012–present); Head of Global Investment Solutions (2010–2012); and Director of Investment Advisor Research (1996–2011)

Vincenzo Alomia, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Executive Director, Senior Portfolio Manager, Portfolio Advisory Services (“PAS”), Morgan Stanley (2012-present); Vice President, Senior Portfolio Manager, PAS, Morgan Stanley (2009-present); and Vice President and Senior Research Analyst, Morgan Stanley & Co., (2006-2009)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Jason B. Moore Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011	Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, Morgan Stanley (2009-2010); and Director CGM (1995-2009)

Franco Piarulli, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Managing Director, Morgan Stanley (2013-present); Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, Morgan Stanley (2009–2013); and Vice President, Senior Analyst, Morgan Stanley & Co. (2003–2009)

Jay T. Shearon Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Executive Director, Morgan Stanley (2012-present); Vice President, Morgan Stanley (2009-2012); and Vice President, CGM (2005-2009)

Joel W. Stickney Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1971	Investment Officer	Since 2013	Executive Director, Director of Third Party-Managed Programs, Morgan Stanley (2013-present); Director of Business Development, Consulting Group, Morgan Stanley (2012-2013); Chief Operating Officer, Consulting Group, Morgan Stanley (2010-2012); Director of Business Planning & Strategy, Investment Products & Services, Morgan Stanley (2009-2010); Director of Business Planning & Strategy, Investment Products, Citi Global Wealth Management (2008-2009); Director of Business Planning & Strategy and Investor Services, Alternative Investments, Citi Global Wealth Management (2005-2008).

Matthew Knapp Morgan Stanley 485 Lexington Avenue New York, NY 10172 Birth Year: 1970	Anti-Money Laundering (“AML”) Compliance Officer	Since 2013	Managing Director and Deputy AML Compliance Officer, Morgan Stanley (2013- present); Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2003-2012)

Sean Lutz Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, Morgan Stanley (2009-present); and Vice President, CGM (2006-2009)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

Alexander Tikonoff BBH&Co. 50 Post Office Square Boston, MA 02110 Birth Year: 1974	Assistant Secretary	Since 2011	Vice President and Investor Services Counsel, BBH&Co. (2012-present). Joined BBH&Co. in August 2000.

*	Each Trustee remains in office until they resign, retire or are removed.
**	Mr. Tracy is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2013:

	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments
Record Date:	12/6/2012	12/6/2012	12/6/2012	12/6/2012	12/6/2012
Payable Date:	12/7/2012	12/7/2012	12/7/2012	12/7/2012	12/7/2012
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00%	100.00%	31.25%	76.44%
Dividends Qualifying for the Dividends Received Deduction for Corporations	100.00%	100.00%	99.05%	0.00%	—
Foreign Source Income	—	—	—	98.81%*	96.44%*
Foreign Tax Paid Per Share	—	—	—	$0.01454	$0.04055
Long-Term Capital Gain Dividend	—	—	1.0485%	—	—

	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments
Record Date:	12/6/2012	12/6/2012	Monthly	Monthly	Monthly
Payable Date:	12/7/2012	12/7/2012	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	—	—
Interest from Tax-Exempt Obligations	—	—	—	100.00%
Interest from Federal Obligations	38.50%	.0244%	7.84%	—	15.05%
Long-Term Capital Gain Dividend	$0.1101	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

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TK 2120A, 2/14

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2014 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 9, 2014

Consulting Group Capital Markets Funds

By:	/s/ Marc Gordon
Marc Gordon
Chief Financial Officer
Consulting Group Capital Markets Funds

Date:	May 9, 2014